UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: November 30, 2018

*

This Form N-CSR pertains to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund. The remaining series of the Registrant have fiscal year ends other than May 31st.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

November 30, 2018

MFS® Asset Allocation Funds

MFS® Conservative Allocation Fund

MFS® Moderate Allocation Fund

MFS® Growth Allocation Fund

MFS® Aggressive Growth Allocation Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

AAF-SEM

MFS® Asset Allocation Funds

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Higher bond yields, international trade friction, and geopolitical uncertainty have contributed to an uptick in market volatility in recent quarters — a departure from the low-volatility environment that prevailed for much of 2017. Against this more challenging backdrop, equity markets in the United States have outperformed most international markets on a relative basis, though returns have been modest year to date on an absolute basis. Global economic growth has become less synchronized over the past few months, with Europe, China, and some emerging markets having shown signs of slowing growth while U.S. growth has remained above average.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains fairly accommodative around the world, with many central banks taking only tentative steps toward tighter policies. U.S. tax reforms adopted in late 2017 have been welcomed by equity markets while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. With the Republicans losing control of the U.S. House of Representatives, further meaningful U.S. fiscal stimulus appears less likely. A partial U.S. government shutdown, beginning in late 2018, also added to political uncertainty. Globally, inflation remains largely subdued, but tight labor markets and moderate global demand have investors on the lookout for its potential reappearance. Increased U.S. protectionism is also a growing concern, as investors fear trade disputes could dampen business sentiment, leading to even slower global growth. While there has been progress on this front — a NAFTA replacement has been agreed upon between the U.S., Mexico, and Canada; the free trade pact with Korea has been updated; and a negotiating framework with the European Union has been agreed upon — tensions over trade with China remain quite high.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 15, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Conservative Allocation Fund

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Fund	15.1%
MFS Government Securities Fund	10.1%
MFS Limited Maturity Fund	10.1%
MFS Inflation-Adjusted Bond Fund	10.1%
MFS Value Fund	6.0%
MFS Research Fund	6.0%
MFS Growth Fund	5.9%
MFS Global Bond Fund	5.0%
MFS High Income Fund	5.0%
MFS Mid Cap Value Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.9%
MFS Emerging Markets Debt Fund	3.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS International Value Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS International Growth Fund	1.9%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of November 30, 2018.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Moderate Allocation Fund

Portfolio target allocation

Portfolio holdings
MFS Government Securities Fund	10.1%
MFS Value Fund	8.1%
MFS Total Return Bond Fund	8.1%
MFS Research Fund	8.1%
MFS Growth Fund	7.9%
MFS Inflation-Adjusted Bond Fund	7.1%
MFS Mid Cap Value Fund	7.0%
MFS Mid Cap Growth Fund	6.9%
MFS Research International Fund	5.8%
MFS Global Bond Fund	5.0%
MFS High Income Fund	5.0%
MFS Global Real Estate Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS International Value Fund	3.0%
MFS International Growth Fund	2.9%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
Cash & Cash Equivalents (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of November 30, 2018.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Growth Allocation Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	11.3%
MFS Growth Fund	11.0%
MFS Mid Cap Value Fund	9.0%
MFS Mid Cap Growth Fund	8.9%
MFS Research Fund	8.1%
MFS Research International Fund	6.7%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS High Income Fund	5.0%
MFS International Value Fund	5.0%
MFS International Growth Fund	4.9%
MFS Global Real Estate Fund	4.1%
MFS Commodity Strategy Fund	3.8%
MFS Total Return Bond Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Emerging Markets Debt Local Currency Fund	2.1%
MFS Global Bond Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	1.9%
MFS International New Discovery Fund	1.9%
MFS Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.2%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of November 30, 2018.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Aggressive Growth Allocation Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	13.3%
MFS Growth Fund	13.0%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	10.0%
MFS Research Fund	9.1%
MFS International Value Fund	8.0%
MFS International Growth Fund	7.9%
MFS Research International Fund	7.8%
MFS Global Real Estate Fund	5.1%
MFS Commodity Strategy Fund	4.8%
MFS International New Discovery Fund	3.9%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Cash Equivalents (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of November 30, 2018.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, June 1, 2018 through November 30, 2018

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2018 through November 30, 2018.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS CONSERVATIVE ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/18	Ending Account Value 11/30/18	Expenses Paid During Period (p) 6/01/18-11/30/18
A	Actual	0.32%	$1,000.00	$992.18	$1.60
	Hypothetical (h)	0.32%	$1,000.00	$1,023.46	$1.62
B	Actual	1.07%	$1,000.00	$988.38	$5.33
	Hypothetical (h)	1.07%	$1,000.00	$1,019.70	$5.42
C	Actual	1.07%	$1,000.00	$988.31	$5.33
	Hypothetical (h)	1.07%	$1,000.00	$1,019.70	$5.42
I	Actual	0.07%	$1,000.00	$993.45	$0.35
	Hypothetical (h)	0.07%	$1,000.00	$1,024.72	$0.36
R1	Actual	1.07%	$1,000.00	$988.17	$5.33
	Hypothetical (h)	1.07%	$1,000.00	$1,019.70	$5.42
R2	Actual	0.57%	$1,000.00	$990.73	$2.84
	Hypothetical (h)	0.57%	$1,000.00	$1,022.21	$2.89
R3	Actual	0.32%	$1,000.00	$992.09	$1.60
	Hypothetical (h)	0.32%	$1,000.00	$1,023.46	$1.62
R4	Actual	0.07%	$1,000.00	$993.39	$0.35
	Hypothetical (h)	0.07%	$1,000.00	$1,024.72	$0.36
529A	Actual	0.36%	$1,000.00	$991.98	$1.80
	Hypothetical (h)	0.36%	$1,000.00	$1,023.26	$1.83
529B	Actual	1.11%	$1,000.00	$988.06	$5.53
	Hypothetical (h)	1.11%	$1,000.00	$1,019.50	$5.62
529C	Actual	1.12%	$1,000.00	$988.03	$5.58
	Hypothetical (h)	1.12%	$1,000.00	$1,019.45	$5.67

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Conservative Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A and 529B shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS MODERATE ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/18	Ending Account Value 11/30/18	Expenses Paid During Period (p) 6/01/18-11/30/18
A	Actual	0.33%	$1,000.00	$988.59	$1.65
	Hypothetical (h)	0.33%	$1,000.00	$1,023.41	$1.67
B	Actual	1.08%	$1,000.00	$985.28	$5.37
	Hypothetical (h)	1.08%	$1,000.00	$1,019.65	$5.47
C	Actual	1.08%	$1,000.00	$985.19	$5.37
	Hypothetical (h)	1.08%	$1,000.00	$1,019.65	$5.47
I	Actual	0.09%	$1,000.00	$990.48	$0.45
	Hypothetical (h)	0.09%	$1,000.00	$1,024.62	$0.46
R1	Actual	1.09%	$1,000.00	$985.14	$5.42
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52
R2	Actual	0.58%	$1,000.00	$987.68	$2.89
	Hypothetical (h)	0.58%	$1,000.00	$1,022.16	$2.94
R3	Actual	0.33%	$1,000.00	$989.02	$1.65
	Hypothetical (h)	0.33%	$1,000.00	$1,023.41	$1.67
R4	Actual	0.09%	$1,000.00	$990.34	$0.45
	Hypothetical (h)	0.09%	$1,000.00	$1,024.62	$0.46
529A	Actual	0.37%	$1,000.00	$988.34	$1.84
	Hypothetical (h)	0.37%	$1,000.00	$1,023.21	$1.88
529B	Actual	1.13%	$1,000.00	$984.95	$5.62
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
529C	Actual	1.13%	$1,000.00	$984.97	$5.62
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Moderate Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside the expense limitation arrangement. For Class 529A, Class 529B, and Class 529C shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS GROWTH ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/18	Ending Account Value 11/30/18	Expenses Paid During Period (p) 6/01/18-11/30/18
A	Actual	0.35%	$1,000.00	$986.10	$1.74
	Hypothetical (h)	0.35%	$1,000.00	$1,023.31	$1.78
B	Actual	1.10%	$1,000.00	$982.57	$5.47
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
C	Actual	1.10%	$1,000.00	$982.38	$5.47
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
I	Actual	0.10%	$1,000.00	$987.18	$0.50
	Hypothetical (h)	0.10%	$1,000.00	$1,024.57	$0.51
R1	Actual	1.10%	$1,000.00	$982.52	$5.47
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
R2	Actual	0.60%	$1,000.00	$984.80	$2.99
	Hypothetical (h)	0.60%	$1,000.00	$1,022.06	$3.04
R3	Actual	0.35%	$1,000.00	$985.98	$1.74
	Hypothetical (h)	0.35%	$1,000.00	$1,023.31	$1.78
R4	Actual	0.10%	$1,000.00	$987.06	$0.50
	Hypothetical (h)	0.10%	$1,000.00	$1,024.57	$0.51
529A	Actual	0.39%	$1,000.00	$985.99	$1.94
	Hypothetical (h)	0.39%	$1,000.00	$1,023.11	$1.98
529B	Actual	1.15%	$1,000.00	$981.91	$5.71
	Hypothetical (h)	1.15%	$1,000.00	$1,019.30	$5.82
529C	Actual	1.14%	$1,000.00	$982.14	$5.66
	Hypothetical (h)	1.14%	$1,000.00	$1,019.35	$5.77

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Growth Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A and Class 529C shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/18	Ending Account Value 11/30/18	Expenses Paid During Period (p) 6/01/18-11/30/18
A	Actual	0.38%	$1,000.00	$982.23	$1.89
	Hypothetical (h)	0.38%	$1,000.00	$1,023.16	$1.93
B	Actual	1.13%	$1,000.00	$978.07	$5.60
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
C	Actual	1.13%	$1,000.00	$978.28	$5.60
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
I	Actual	0.13%	$1,000.00	$983.35	$0.65
	Hypothetical (h)	0.13%	$1,000.00	$1,024.42	$0.66
R1	Actual	1.13%	$1,000.00	$978.41	$5.60
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
R2	Actual	0.63%	$1,000.00	$980.98	$3.13
	Hypothetical (h)	0.63%	$1,000.00	$1,021.91	$3.19
R3	Actual	0.38%	$1,000.00	$981.66	$1.89
	Hypothetical (h)	0.38%	$1,000.00	$1,023.16	$1.93
R4	Actual	0.13%	$1,000.00	$983.13	$0.65
	Hypothetical (h)	0.13%	$1,000.00	$1,024.42	$0.66
529A	Actual	0.42%	$1,000.00	$981.68	$2.09
	Hypothetical (h)	0.42%	$1,000.00	$1,022.96	$2.13
529B	Actual	1.18%	$1,000.00	$978.24	$5.85
	Hypothetical (h)	1.18%	$1,000.00	$1,019.15	$5.97
529C	Actual	1.17%	$1,000.00	$978.40	$5.80
	Hypothetical (h)	1.17%	$1,000.00	$1,019.20	$5.92

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Aggressive Growth Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A and 529C shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

11/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS CONSERVATIVE ALLOCATION FUND

Investment Companies (h) - 100.0%
Issuer	Shares/Par	Value ($)
Bond Funds - 60.4%
MFS Emerging Markets Debt Fund - Class R6	6,307,323	$85,653,451
MFS Emerging Markets Debt Local Currency Fund - Class R6	9,130,107	57,976,177
MFS Global Bond Fund - Class R6	17,056,999	143,108,224
MFS Government Securities Fund - Class R6	30,701,310	288,592,311
MFS High Income Fund - Class R6	43,994,699	142,542,825
MFS Inflation-Adjusted Bond Fund - Class R6	29,127,437	287,487,804
MFS Limited Maturity Fund - Class R6	49,021,279	287,754,906
MFS Total Return Bond Fund - Class R6	42,252,454	430,975,027
		$1,724,090,725
International Stock Funds - 7.8%
MFS International Growth Fund - Class R6	1,730,153	$55,676,341
MFS International Value Fund - Class R6	1,358,705	56,182,433
MFS Research International Fund - Class R6	6,314,733	110,192,096
		$222,050,870
Specialty Funds - 3.9%
MFS Commodity Strategy Fund - Class R6	10,007,540	$55,141,545
MFS Global Real Estate Fund - Class R6	3,631,269	57,918,749
		$113,060,294
U.S. Stock Funds - 27.8%
MFS Growth Fund - Class R6	1,584,901	$167,888,499
MFS Mid Cap Growth Fund - Class R6	5,965,009	111,903,565
MFS Mid Cap Value Fund - Class R6	4,826,711	113,331,181
MFS New Discovery Fund - Class R6	838,281	27,789,003
MFS New Discovery Value Fund - Class R6	1,809,174	28,006,019
MFS Research Fund - Class R6	3,842,852	170,392,070
MFS Value Fund - Class R6	4,306,281	173,026,367
		$792,336,704
Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 2.31% (v)	1,805,492	$1,805,492
Total Investment Companies (Identified Cost, $2,334,812,219)		$2,853,344,085

Other Assets, Less Liabilities - (0.0)%		(78,623)
Net Assets - 100.0%		$2,853,265,462

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS MODERATE ALLOCATION FUND

Investment Companies (h) - 100.0%
Issuer	Shares/Par	Value ($)
Bond Funds - 40.3%
MFS Emerging Markets Debt Fund - Class R6	12,040,878	$163,515,127
MFS Emerging Markets Debt Local Currency Fund - Class R6	17,386,828	110,406,360
MFS Global Bond Fund - Class R6	32,502,816	272,698,630
MFS Government Securities Fund - Class R6	58,469,519	549,613,474
MFS High Income Fund - Class R6	84,044,433	272,303,963
MFS Inflation-Adjusted Bond Fund - Class R6	38,823,762	383,190,527
MFS Total Return Bond Fund - Class R6	42,960,510	438,197,198
		$2,189,925,279
International Stock Funds - 12.7%
MFS International Growth Fund - Class R6	4,966,999	$159,838,018
MFS International New Discovery Fund - Class R6	1,588,407	52,814,521
MFS International Value Fund - Class R6	3,916,303	161,939,150
MFS Research International Fund - Class R6	18,068,580	315,296,715
		$689,888,404
Specialty Funds - 6.0%
MFS Commodity Strategy Fund - Class R6	28,657,679	$157,903,808
MFS Global Real Estate Fund - Class R6	10,368,858	165,383,291
		$323,287,099
U.S. Stock Funds - 41.0%
MFS Growth Fund - Class R6	4,053,999	$429,440,078
MFS Mid Cap Growth Fund - Class R6	19,971,819	374,671,325
MFS Mid Cap Value Fund - Class R6	16,209,036	380,588,163
MFS New Discovery Fund - Class R6	2,384,213	79,036,648
MFS New Discovery Value Fund - Class R6	5,173,164	80,080,586
MFS Research Fund - Class R6	9,856,425	437,033,906
MFS Value Fund - Class R6	10,999,496	441,959,760
		$2,222,810,466
Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 2.31% (v)	2,437,799	$2,437,799
Total Investment Companies (Identified Cost, $4,055,891,050)		$5,428,349,047

Other Assets, Less Liabilities - 0.0%		279,700
Net Assets - 100.0%		$5,428,628,747

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS GROWTH ALLOCATION FUND

Investment Companies (h) - 100.0%
Issuer	Shares/Par	Value ($)
Bond Funds - 20.2%
MFS Emerging Markets Debt Fund - Class R6	10,624,405	$144,279,417
MFS Emerging Markets Debt Local Currency Fund - Class R6	15,345,040	97,441,007
MFS Global Bond Fund - Class R6	11,430,132	95,898,812
MFS High Income Fund - Class R6	74,250,916	240,572,967
MFS Inflation-Adjusted Bond Fund - Class R6	24,393,731	240,766,123
MFS Total Return Bond Fund - Class R6	14,228,019	145,125,791
		$964,084,117
International Stock Funds - 19.5%
MFS Emerging Markets Equity Fund - Class R6	1,404,812	$45,937,348
MFS International Growth Fund - Class R6	7,267,287	233,861,306
MFS International New Discovery Fund - Class R6	2,774,303	92,245,575
MFS International Value Fund - Class R6	5,748,197	237,687,934
MFS Research International Fund - Class R6	18,464,012	322,197,009
		$931,929,172
Specialty Funds - 7.9%
MFS Commodity Strategy Fund - Class R6	33,487,338	$184,515,234
MFS Global Real Estate Fund - Class R6	12,235,914	195,162,825
		$379,678,059
U.S. Stock Funds - 52.2%
MFS Growth Fund - Class R6	4,952,539	$524,622,447
MFS Mid Cap Growth Fund - Class R6	22,803,439	427,792,515
MFS Mid Cap Value Fund - Class R6	18,364,916	431,208,240
MFS New Discovery Fund - Class R6	2,806,921	93,049,441
MFS New Discovery Value Fund - Class R6	6,086,532	94,219,511
MFS Research Fund - Class R6	8,727,866	386,993,581
MFS Value Fund - Class R6	13,447,518	540,321,263
		$2,498,206,998
Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 2.31% (v)	11,063,383	$11,063,382
Total Investment Companies (Identified Cost, $3,113,473,690)		$4,784,961,728

Other Assets, Less Liabilities - (0.0)%		(7,846)
Net Assets - 100.0%		$4,784,953,882

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

Investment Companies (h) - 100.0%
Issuer	Shares/Par	Value ($)
International Stock Funds - 29.6%
MFS Emerging Markets Equity Fund - Class R6	1,030,469	$33,696,317
MFS International Growth Fund - Class R6	4,246,294	136,645,740
MFS International New Discovery Fund - Class R6	2,027,211	67,404,763
MFS International Value Fund - Class R6	3,333,372	137,834,930
MFS Research International Fund - Class R6	7,698,368	134,336,525
		$509,918,275
Specialty Funds - 9.9%
MFS Commodity Strategy Fund - Class R6	15,038,342	$82,861,266
MFS Global Real Estate Fund - Class R6	5,466,754	87,194,724
		$170,055,990
U.S. Stock Funds - 60.5%
MFS Growth Fund - Class R6	2,117,360	$224,291,942
MFS Mid Cap Growth Fund - Class R6	9,208,650	172,754,271
MFS Mid Cap Value Fund - Class R6	7,376,489	173,199,975
MFS New Discovery Fund - Class R6	1,290,966	42,795,513
MFS New Discovery Value Fund - Class R6	2,771,577	42,904,020
MFS Research Fund - Class R6	3,530,563	156,545,162
MFS Value Fund - Class R6	5,673,769	227,972,030
		$1,040,462,913
Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 2.31% (v)	452,093	$452,093
Total Investment Companies (Identified Cost, $972,374,287)		$1,720,889,271

Other Assets, Less Liabilities - (0.0)%		(179,942)
Net Assets - 100.0%		$1,720,709,329

Portfolio Footnotes:

(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers were as follows:

Affiliated Issuers
MFS Conservative Allocation Fund	$2,853,344,085
MFS Moderate Allocation Fund	5,428,349,047
MFS Growth Allocation Fund	4,784,961,728
MFS Aggressive Growth Allocation Fund	1,720,889,271

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 11/30/18 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Assets
Investments in affiliated issuers, at value (identified cost, $2,334,812,219, $4,055,891,050, $3,113,473,690, and $972,374,287, respectively)	$2,853,344,085	$5,428,349,047	$4,784,961,728	$1,720,889,271
Receivables for
Investments sold	2,660,759	6,764,460	3,531,479	565,052
Fund shares sold	2,870,551	3,752,961	3,101,104	2,615,223
Receivable from investment adviser	—	—	4,599	11,245
Total assets	$2,858,875,395	$5,438,866,468	$4,791,598,910	$1,724,080,791

Liabilities
Payables for
Investments purchased	$60,977	$—	$211,681	$549,433
Fund shares reacquired	4,801,776	8,616,303	4,739,612	2,063,510
Payable to affiliates
Administrator	96	96	96	96
Shareholder servicing costs	569,805	1,313,072	1,402,586	629,040
Distribution and service fees	56,603	109,659	92,849	28,092
Program manager fee	491	834	832	481
Payable for independent Trustees’ compensation	3,489	6,851	6,867	2,678
Accrued expenses and other liabilities	116,696	190,906	190,505	98,132
Total liabilities	$5,609,933	$10,237,721	$6,645,028	$3,371,462
Net assets	$2,853,265,462	$5,428,628,747	$4,784,953,882	$1,720,709,329

Net assets consist of
Paid-in capital	$2,323,661,489	$3,940,068,167	$2,987,541,961	$942,280,566
Total distributable earnings (loss)	529,603,973	1,488,560,580	1,797,411,921	778,428,763
Net assets	$2,853,265,462	$5,428,628,747	$4,784,953,882	$1,720,709,329

Statements of Assets and Liabilities (unaudited) – continued

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net assets
Class A	$1,266,209,747	$2,958,591,402	$2,757,218,772	$824,353,127
Class B	103,797,780	230,489,807	193,782,177	55,438,038
Class C	536,489,430	924,184,432	717,139,363	215,984,930
Class I	367,387,000	275,394,227	217,406,500	149,512,426
Class R1	11,040,247	27,088,966	28,177,579	15,883,526
Class R2	65,112,339	143,435,988	146,505,562	65,673,694
Class R3	108,151,076	275,063,248	187,490,054	120,983,187
Class R4	215,358,658	289,271,437	232,830,575	96,789,426
Class 529A	132,552,503	221,881,808	230,808,463	141,803,837
Class 529B	6,278,395	10,063,566	10,882,309	4,667,842
Class 529C	40,888,287	73,163,866	62,712,528	29,619,296
Total net assets	$2,853,265,462	$5,428,628,747	$4,784,953,882	$1,720,709,329

Shares of beneficial interest outstanding
Class A	83,055,747	168,363,680	134,001,922	35,520,540
Class B	6,852,819	13,282,789	9,552,386	2,436,505
Class C	35,758,736	53,625,921	35,736,572	9,589,799
Class I	23,875,777	15,457,345	10,455,968	6,330,055
Class R1	750,473	1,605,510	1,432,715	715,395
Class R2	4,396,040	8,343,184	7,295,139	2,894,597
Class R3	7,153,554	15,776,179	9,192,660	5,256,770
Class R4	14,115,951	16,472,970	11,306,673	4,151,416
Class 529A	8,741,872	12,691,773	11,309,615	6,153,986
Class 529B	421,075	586,111	541,919	207,660
Class 529C	2,752,667	4,291,126	3,167,712	1,334,952
Total shares of beneficial interest outstanding	187,874,711	310,496,588	233,993,281	74,591,675

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$15.25	$17.57	$20.58	$23.21
Offering price per share (100 / 94.25 × net asset value per share)	$16.18	$18.64	$21.84	$24.63

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$15.15	$17.35	$20.29	$22.75

Class C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$15.00	$17.23	$20.07	$22.52

Class I shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$15.39	$17.82	$20.79	$23.62

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$14.71	$16.87	$19.67	$22.20

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$14.81	$17.19	$20.08	$22.69

Statements of Assets and Liabilities (unaudited) – continued

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$15.12	$17.44	$20.40	$23.01

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$15.26	$17.56	$20.59	$23.31

Class 529A shares
Net asset value and redemption price per share
(net assets / shares of beneficial interest outstanding)	$15.16	$17.48	$20.41	$23.04
Offering price per share (100 / 94.25 × net asset value per share)	$16.08	$18.55	$21.66	$24.45

Class 529B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$14.91	$17.17	$20.08	$22.48

Class 529C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$14.85	$17.05	$19.80	$22.19

On sales of $50,000 or more, the maximum offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 11/30/18 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net investment income (loss)
Dividends from affiliated issuers	$30,797,127	$45,511,312	$28,044,548	$3,379,403
Expenses
Distribution and service fees	$5,780,245	$11,575,969	$9,878,294	$3,296,349
Shareholder servicing costs	795,667	1,951,346	2,147,614	1,038,321
Program manager fees	45,697	78,878	79,331	46,007
Administrative services fee	8,775	8,775	8,775	8,775
Independent Trustees’ compensation	17,804	37,270	36,638	13,723
Custodian fee	31,908	54,257	43,447	17,815
Shareholder communications	70,652	151,383	171,359	60,710
Audit and tax fees	18,212	18,613	18,496	18,037
Legal fees	13,604	26,671	23,182	7,924
Miscellaneous	121,084	160,098	145,142	100,019
Total expenses	$6,903,648	$14,063,260	$12,552,278	$4,607,680
Reduction of expenses by investment adviser and distributor	(16,290)	(52,466)	(139,581)	(116,319)
Net expenses	$6,887,358	$14,010,794	$12,412,697	$4,491,361
Net investment income (loss)	$23,909,769	$31,500,518	$15,631,851	$(1,111,958)

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$20,012,420	$51,522,704	$43,375,352	$11,654,984
Capital gain distributions from affiliated issuers	663,070	1,800,791	2,129,812	951,460
Net realized gain (loss)	$20,675,490	$53,323,495	$45,505,164	$12,606,444
Change in unrealized appreciation or depreciation Affiliated issuers	$(69,450,798)	$(149,282,994)	$(131,829,001)	$(43,605,060)
Net realized and unrealized gain (loss)	$(48,775,308)	$(95,959,499)	$(86,323,837)	$(30,998,616)
Change in net assets from operations	$(24,865,539)	$(64,458,981)	$(70,691,986)	$(32,110,574)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 11/30/18 (unaudited)	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets

From operations
Net investment income (loss)	$23,909,769	$31,500,518	$15,631,851	$(1,111,958)
Net realized gain (loss)	20,675,490	53,323,495	45,505,164	12,606,444
Net unrealized gain (loss)	(69,450,798)	(149,282,994)	(131,829,001)	(43,605,060)
Change in net assets from operations	$(24,865,539)	$(64,458,981)	$(70,691,986)	$(32,110,574)
Total distributions declared to shareholders (a)	$(22,588,333)	$(29,773,178)	$—	$—
Change in net assets from fund share transactions	$(42,776,991)	$(167,034,912)	$(114,734,145)	$(37,855,946)
Total change in net assets	$(90,230,863)	$(261,267,071)	$(185,426,131)	$(69,966,520)

Net assets
At beginning of period	2,943,496,325	5,689,895,818	4,970,380,013	1,790,675,849
At end of period (b)	$2,853,265,462	$5,428,628,747	$4,784,953,882	$1,720,709,329

(a)	Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2.
(b)	Disclosure of accumulated undistributed (distributions in excess of) net investment income is no longer required. See Note 2.

Year ended 5/31/18	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets

From operations
Net investment income (loss)	$55,406,667	$102,189,338	$78,124,670	$20,356,782
Net realized gain (loss)	70,292,004	195,064,900	214,776,132	68,097,620
Net unrealized gain (loss)	9,361,389	117,691,149	191,829,182	119,289,268
Change in net assets from operations	$135,060,060	$414,945,387	$484,729,984	$207,743,670

Distributions declared to shareholders
From net investment income	$(56,828,595)	$(111,366,799)	$(86,699,103)	$(21,201,570)
From net realized gain	(65,503,634)	(133,355,512)	(141,087,428)	(46,669,254)
Total distributions declared to shareholders	$(122,332,229)	$(244,722,311)	$(227,786,531)	$(67,870,824)
Change in net assets from fund share transactions	$(25,760,358)	$(375,172,510)	$(363,453,412)	$(58,158,999)
Total change in net assets	$(13,032,527)	$(204,949,434)	$(106,509,959)	$81,713,847

Net assets
At beginning of period	2,956,528,852	5,894,845,252	5,076,889,972	1,708,962,002
At end of period	$2,943,496,325	$5,689,895,818	$4,970,380,013	$1,790,675,849
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$7,602,113	$9,851,441	$5,772,234	$(2,494,268)

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS CONSERVATIVE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class A	(unaudited)
Net asset value, beginning of period	$15.50		$15.43	$14.69		$15.05	$14.91	$14.06

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14		$0.32	$0.26	(c)	$0.21	$0.25	$0.26
Net realized and unrealized gain (loss)	(0.26)		0.43	0.85		(0.18)	0.22	0.86
Total from investment operations	$(0.12)		$0.75	$1.11		$0.03	$0.47	$1.12

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.33)	$(0.26)		$(0.23)	$(0.28)	$(0.27)
From net realized gain	—		(0.35)	(0.11)		(0.16)	(0.05)	—
Total distributions declared to shareholders	$(0.13)		$(0.68)	$(0.37)		$(0.39)	$(0.33)	$(0.27)
Net asset value, end of period (x)	$15.25		$15.50	$15.43		$14.69	$15.05	$14.91
Total return (%) (r)(s)(t)(x)	(0.78	)(n)	4.91	7.71	(c)	0.27	3.16	8.10

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)	0.32	0.33	(c)	0.33	0.33	0.32
Expenses after expense reductions (f)(h)	0.32	(a)	0.32	0.33	(c)	0.33	0.33	0.32
Net investment income (loss) (l)	1.78	(a)	2.05	1.72	(c)	1.45	1.70	1.80
Portfolio turnover	2	(n)	6	3		5	9	5
Net assets at end of period (000 omitted)	$1,266,210		$1,321,127	$1,330,751		$1,435,774	$1,423,985	$1,355,910

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class B	(unaudited)
Net asset value, beginning of period	$15.40		$15.33	$14.60		$14.95	$14.82	$13.97

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08		$0.20	$0.14	(c)	$0.10	$0.14	$0.15
Net realized and unrealized gain (loss)	(0.26)		0.43	0.85		(0.17)	0.21	0.87
Total from investment operations	$(0.18)		$0.63	$0.99		$(0.07)	$0.35	$1.02

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.21)	$(0.15)		$(0.12)	$(0.17)	$(0.17)
From net realized gain	—		(0.35)	(0.11)		(0.16)	(0.05)	—
Total distributions declared to shareholders	$(0.07)		$(0.56)	$(0.26)		$(0.28)	$(0.22)	$(0.17)
Net asset value, end of period (x)	$15.15		$15.40	$15.33		$14.60	$14.95	$14.82
Total return (%) (r)(s)(t)(x)	(1.16	)(n)	4.13	6.87	(c)	(0.43)	2.34	7.34

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	1.07	1.08	(c)	1.08	1.08	1.07
Expenses after expense reductions (f)(h)	1.07	(a)	1.07	1.08	(c)	1.08	1.08	1.07
Net investment income (loss) (l)	1.03	(a)	1.31	0.97	(c)	0.71	0.95	1.04
Portfolio turnover	2	(n)	6	3		5	9	5
Net assets at end of period (000 omitted)	$103,798		$116,669	$137,431		$150,726	$165,711	$172,845

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class C	(unaudited)
Net asset value, beginning of period	$15.25		$15.20	$14.47		$14.83	$14.70	$13.87

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08		$0.20	$0.14	(c)	$0.10	$0.14	$0.15
Net realized and unrealized gain (loss)	(0.26)		0.41	0.85		(0.18)	0.21	0.85
Total from investment operations	$(0.18)		$0.61	$0.99		$(0.08)	$0.35	$1.00

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.21)	$(0.15)		$(0.12)	$(0.17)	$(0.17)
From net realized gain	—		(0.35)	(0.11)		(0.16)	(0.05)	—
Total distributions declared to shareholders	$(0.07)		$(0.56)	$(0.26)		$(0.28)	$(0.22)	$(0.17)
Net asset value, end of period (x)	$15.00		$15.25	$15.20		$14.47	$14.83	$14.70
Total return (%) (r)(s)(t)(x)	(1.17	)(n)	4.05	6.94	(c)	(0.48)	2.39	7.30

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	1.07	1.08	(c)	1.08	1.08	1.08
Expenses after expense reductions (f)(h)	1.07	(a)	1.07	1.08	(c)	1.08	1.08	1.07
Net investment income (loss) (l)	1.03	(a)	1.31	0.97	(c)	0.71	0.95	1.05
Portfolio turnover	2	(n)	6	3		5	9	5
Net assets at end of period (000 omitted)	$536,489		$571,300	$670,914		$727,084	$748,188	$671,757

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class I	(unaudited)
Net asset value, beginning of period	$15.64		$15.57	$14.82		$15.17	$15.03	$14.17

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16		$0.36	$0.29	(c)	$0.24	$0.28	$0.30
Net realized and unrealized gain (loss)	(0.26)		0.43	0.87		(0.17)	0.23	0.87
Total from investment operations	$(0.10)		$0.79	$1.16		$0.07	$0.51	$1.17

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.37)	$(0.30)		$(0.26)	$(0.32)	$(0.31)
From net realized gain	—		(0.35)	(0.11)		(0.16)	(0.05)	—
Total distributions declared to shareholders	$(0.15)		$(0.72)	$(0.41)		$(0.42)	$(0.37)	$(0.31)
Net asset value, end of period (x)	$15.39		$15.64	$15.57		$14.82	$15.17	$15.03
Total return (%) (r)(s)(t)(x)	(0.65	)(n)	5.13	7.99	(c)	0.58	3.39	8.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.07	(a)	0.07	0.08	(c)	0.08	0.09	0.08
Expenses after expense reductions (f)(h)	N/A		N/A	N/A		N/A	0.09	0.08
Net investment income (loss) (l)	2.03	(a)	2.32	1.92	(c)	1.66	1.84	2.04
Portfolio turnover	2	(n)	6	3		5	9	5
Net assets at end of period (000 omitted)	$367,387		$358,866	$271,960		$203,031	$160,405	$102,563

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class R1	(unaudited)
Net asset value, beginning of period	$14.96		$14.92	$14.21		$14.56	$14.44	$13.62

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08		$0.20	$0.14	(c)	$0.10	$0.14	$0.14
Net realized and unrealized gain (loss)	(0.26)		0.41	0.83		(0.17)	0.20	0.85
Total from investment operations	$(0.18)		$0.61	$0.97		$(0.07)	$0.34	$0.99

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.22)	$(0.15)		$(0.12)	$(0.17)	$(0.17)
From net realized gain	—		(0.35)	(0.11)		(0.16)	(0.05)	—
Total distributions declared to shareholders	$(0.07)		$(0.57)	$(0.26)		$(0.28)	$(0.22)	$(0.17)
Net asset value, end of period (x)	$14.71		$14.96	$14.92		$14.21	$14.56	$14.44
Total return (%) (r)(s)(t)(x)	(1.18	)(n)	4.08	6.93	(c)	(0.42)	2.33	7.35

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	1.07	1.08	(c)	1.08	1.08	1.07
Expenses after expense reductions (f)(h)	N/A		N/A	N/A		N/A	1.08	1.07
Net investment income (loss) (l)	1.03	(a)	1.31	0.97	(c)	0.71	0.98	1.04
Portfolio turnover	2	(n)	6	3		5	9	5
Net assets at end of period (000 omitted)	$11,040		$12,794	$14,641		$18,875	$21,493	$23,321

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class R2	(unaudited)
Net asset value, beginning of period	$15.06		$15.02	$14.31		$14.66	$14.54	$13.71

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12		$0.28	$0.22	(c)	$0.17	$0.21	$0.21
Net realized and unrealized gain (loss)	(0.26)		0.40	0.82		(0.17)	0.20	0.86
Total from investment operations	$(0.14)		$0.68	$1.04		$0.00 (w)	$0.41	$1.07

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.29)	$(0.22)		$(0.19)	$(0.24)	$(0.24)
From net realized gain	—		(0.35)	(0.11)		(0.16)	(0.05)	—
Total distributions declared to shareholders	$(0.11)		$(0.64)	$(0.33)		$(0.35)	$(0.29)	$(0.24)
Net asset value, end of period (x)	$14.81		$15.06	$15.02		$14.31	$14.66	$14.54
Total return (%) (r)(s)(t)(x)	(0.93	)(n)	4.58	7.44	(c)	0.09	2.85	7.90

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	(a)	0.57	0.58	(c)	0.58	0.58	0.57
Expenses after expense reductions (f)(h)	0.57	(a)	0.57	0.58	(c)	0.58	0.58	0.57
Net investment income (loss) (l)	1.53	(a)	1.81	1.48	(c)	1.23	1.44	1.53
Portfolio turnover	2	(n)	6	3		5	9	5
Net assets at end of period (000 omitted)	$65,112		$72,083	$85,187		$97,053	$112,187	$118,105

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class R3	(unaudited)
Net asset value, beginning of period	$15.37		$15.31	$14.58		$14.93	$14.80	$13.96

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14		$0.32	$0.25	(c)	$0.21	$0.25	$0.26
Net realized and unrealized gain (loss)	(0.26)		0.42	0.85		(0.17)	0.21	0.85
Total from investment operations	$(0.12)		$0.74	$1.10		$0.04	$0.46	$1.11

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.33)	$(0.26)		$(0.23)	$(0.28)	$(0.27)
From net realized gain	—		(0.35)	(0.11)		(0.16)	(0.05)	—
Total distributions declared to shareholders	$(0.13)		$(0.68)	$(0.37)		$(0.39)	$(0.33)	$(0.27)
Net asset value, end of period (x)	$15.12		$15.37	$15.31		$14.58	$14.93	$14.80
Total return (%) (r)(s)(t)(x)	(0.79	)(n)	4.88	7.70	(c)	0.34	3.12	8.08

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)	0.32	0.33	(c)	0.33	0.33	0.32
Expenses after expense reductions (f)(h)	N/A		N/A	0.33	(c)	0.33	0.33	0.32
Net investment income (loss) (l)	1.78	(a)	2.05	1.71	(c)	1.46	1.69	1.81
Portfolio turnover	2	(n)	6	3		5	9	5
Net assets at end of period (000 omitted)	$108,151		$112,696	$146,688		$172,074	$181,348	$168,208

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class R4	(unaudited)
Net asset value, beginning of period	$15.51		$15.44	$14.70		$15.06	$14.92	$14.07

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16		$0.37	$0.29	(c)	$0.25	$0.29	$0.29
Net realized and unrealized gain (loss)	(0.26)		0.42	0.86		(0.19)	0.22	0.87
Total from investment operations	$(0.10)		$0.79	$1.15		$0.06	$0.51	$1.16

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.37)	$(0.30)		$(0.26)	$(0.32)	$(0.31)
From net realized gain	—		(0.35)	(0.11)		(0.16)	(0.05)	—
Total distributions declared to shareholders	$(0.15)		$(0.72)	$(0.41)		$(0.42)	$(0.37)	$(0.31)
Net asset value, end of period (x)	$15.26		$15.51	$15.44		$14.70	$15.06	$14.92
Total return (%) (r)(s)(t)(x)	(0.66	)(n)	5.17	7.98	(c)	0.52	3.42	8.36

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.07	(a)	0.07	0.08	(c)	0.08	0.08	0.08
Expenses after expense reductions (f)(h)	N/A		N/A	N/A		N/A	0.08	0.08
Net investment income (loss) (l)	2.02	(a)	2.36	1.95	(c)	1.73	1.95	1.98
Portfolio turnover	2	(n)	6	3		5	9	5
Net assets at end of period (000 omitted)	$215,359		$196,658	$135,695		$109,923	$123,347	$84,264

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class 529A	(unaudited)
Net asset value, beginning of period	$15.41		$15.35	$14.62		$14.97	$14.84	$13.99

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13		$0.31	$0.25	(c)	$0.20	$0.26	$0.25
Net realized and unrealized gain (loss)	(0.25)		0.43	0.84		(0.17)	0.19	0.87
Total from investment operations	$(0.12)		$0.74	$1.09		$0.03	$0.45	$1.12

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.33)	$(0.25)		$(0.22)	$(0.27)	$(0.27)
From net realized gain	—		(0.35)	(0.11)		(0.16)	(0.05)	—
Total distributions declared to shareholders	$(0.13)		$(0.68)	$(0.36)		$(0.38)	$(0.32)	$(0.27)
Net asset value, end of period (x)	$15.16		$15.41	$15.35		$14.62	$14.97	$14.84
Total return (%) (r)(s)(t)(x)	(0.80	)(n)	4.83	7.65	(c)	0.30	3.06	8.09

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.37	(a)	0.40	0.43	(c)	0.43	0.43	0.42
Expenses after expense reductions (f)(h)	0.36	(a)	0.36	0.37	(c)	0.37	0.37	0.37
Net investment income (loss) (l)	1.74	(a)	2.03	1.66	(c)	1.41	1.77	1.74
Portfolio turnover	2	(n)	6	3		5	9	5
Net assets at end of period (000 omitted)	$132,553		$132,290	$109,297		$89,761	$83,149	$116,559

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class 529B	(unaudited)
Net asset value, beginning of period	$15.16		$15.11	$14.39		$14.74	$14.61	$13.77

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08		$0.19	$0.13	(c)	$0.10	$0.15	$0.14
Net realized and unrealized gain (loss)	(0.26)		0.42	0.84		(0.18)	0.19	0.86
Total from investment operations	$(0.18)		$0.61	$0.97		$(0.08)	$0.34	$1.00

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.21)	$(0.14)		$(0.11)	$(0.16)	$(0.16)
From net realized gain	—		(0.35)	(0.11)		(0.16)	(0.05)	—
Total distributions declared to shareholders	$(0.07)		$(0.56)	$(0.25)		$(0.27)	$(0.21)	$(0.16)
Net asset value, end of period (x)	$14.91		$15.16	$15.11		$14.39	$14.74	$14.61
Total return (%) (r)(s)(t)(x)	(1.19	)(n)	4.04	6.87	(c)	(0.48)	2.31	7.30

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.12	(a)	1.15	1.18	(c)	1.18	1.18	1.17
Expenses after expense reductions (f)(h)	1.11	(a)	1.11	1.12	(c)	1.13	1.13	1.12
Net investment income (loss) (l)	0.99	(a)	1.27	0.90	(c)	0.68	1.01	0.99
Portfolio turnover	2	(n)	6	3		5	9	5
Net assets at end of period (000 omitted)	$6,278		$7,414	$6,852		$6,349	$6,953	$10,719

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class 529C	(unaudited)
Net asset value, beginning of period	$15.10		$15.06	$14.35		$14.70	$14.58	$13.75

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07		$0.19	$0.13	(c)	$0.09	$0.15	$0.14
Net realized and unrealized gain (loss)	(0.25)		0.41	0.84		(0.17)	0.18	0.85
Total from investment operations	$(0.18)		$0.60	$0.97		$(0.08)	$0.33	$0.99

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.21)	$(0.15)		$(0.11)	$(0.16)	$(0.16)
From net realized gain	—		(0.35)	(0.11)		(0.16)	(0.05)	—
Total distributions declared to shareholders	$(0.07)		$(0.56)	$(0.26)		$(0.27)	$(0.21)	$(0.16)
Net asset value, end of period (x)	$14.85		$15.10	$15.06		$14.35	$14.70	$14.58
Total return (%) (r)(s)(t)(x)	(1.20	)(n)	4.00	6.84	(c)	(0.45)	2.28	7.29

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.12	(a)	1.15	1.18	(c)	1.18	1.18	1.17
Expenses after expense reductions (f)(h)	1.12	(a)	1.12	1.13	(c)	1.13	1.13	1.12
Net investment income (loss) (l)	0.98	(a)	1.27	0.90	(c)	0.65	1.02	1.00
Portfolio turnover	2	(n)	6	3		5	9	5
Net assets at end of period (000 omitted)	$40,888		$41,601	$47,113		$42,328	$41,140	$58,530
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class A	(unaudited)
Net asset value, beginning of period	$17.88		$17.37	$16.19		$17.17	$16.86	$15.40

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11		$0.34	$0.26	(c)	$0.20	$0.26	$0.25
Net realized and unrealized gain (loss)	(0.31)		0.96	1.37		(0.28)	0.40	1.48
Total from investment operations	$(0.20)		$1.30	$1.63		$(0.08)	$0.66	$1.73

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.38)	$(0.24)		$(0.24)	$(0.31)	$(0.27)
From net realized gain	—		(0.41)	(0.21)		(0.66)	(0.04)	—
Total distributions declared to shareholders	$(0.11)		$(0.79)	$(0.45)		$(0.90)	$(0.35)	$(0.27)
Net asset value, end of period (x)	$17.57		$17.88	$17.37		$16.19	$17.17	$16.86
Total return (%) (r)(s)(t)(x)	(1.14	)(n)	7.56	10.30	(c)	(0.31)	4.02	11.34

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.34	(a)	0.33	0.34	(c)	0.34	0.34	0.33
Expenses after expense reductions (f)(h)	0.33	(a)	0.33	0.34	(c)	0.33	0.34	0.33
Net investment income (loss) (l)	1.27	(a)	1.93	1.55	(c)	1.23	1.53	1.58
Portfolio turnover	1	(n)	2	1		2	8	2
Net assets at end of period (000 omitted)	$2,958,591		$3,071,863	$3,077,471		$3,338,645	$3,376,781	$3,164,199

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class B	(unaudited)
Net asset value, beginning of period	$17.65		$17.16	$16.01		$17.00	$16.69	$15.25

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05		$0.21	$0.13	(c)	$0.08	$0.13	$0.13
Net realized and unrealized gain (loss)	(0.31)		0.94	1.35		(0.29)	0.41	1.46
Total from investment operations	$(0.26)		$1.15	$1.48		$(0.21)	$0.54	$1.59

Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.25)	$(0.12)		$(0.12)	$(0.19)	$(0.15)
From net realized gain	—		(0.41)	(0.21)		(0.66)	(0.04)	—
Total distributions declared to shareholders	$(0.04)		$(0.66)	$(0.33)		$(0.78)	$(0.23)	$(0.15)
Net asset value, end of period (x)	$17.35		$17.65	$17.16		$16.01	$17.00	$16.69
Total return (%) (r)(s)(t)(x)	(1.47	)(n)	6.75	9.43	(c)	(1.09)	3.29	10.48

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.09	(a)	1.08	1.09	(c)	1.09	1.09	1.08
Expenses after expense reductions (f)(h)	1.08	(a)	1.08	1.09	(c)	1.09	1.09	1.08
Net investment income (loss) (l)	0.52	(a)	1.19	0.80	(c)	0.50	0.78	0.82
Portfolio turnover	1	(n)	2	1		2	8	2
Net assets at end of period (000 omitted)	$230,490		$256,958	$293,064		$320,406	$357,308	$375,305
See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class C	(unaudited)
Net asset value, beginning of period	$17.53		$17.05	$15.91		$16.90	$16.60	$15.17

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05		$0.21	$0.13	(c)	$0.08	$0.13	$0.13
Net realized and unrealized gain (loss)	(0.31)		0.93	1.34		(0.29)	0.40	1.46
Total from investment operations	$(0.26)		$1.14	$1.47		$(0.21)	$0.53	$1.59

Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.25)	$(0.12)		$(0.12)	$(0.19)	$(0.16)
From net realized gain	—		(0.41)	(0.21)		(0.66)	(0.04)	—
Total distributions declared to shareholders	$(0.04)		$(0.66)	$(0.33)		$(0.78)	$(0.23)	$(0.16)
Net asset value, end of period (x)	$17.23		$17.53	$17.05		$15.91	$16.90	$16.60
Total return (%) (r)(s)(t)(x)	(1.48	)(n)	6.74	9.43	(c)	(1.09)	3.27	10.52

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.09	(a)	1.08	1.09	(c)	1.09	1.09	1.08
Expenses after expense reductions (f)(h)	1.08	(a)	1.08	1.09	(c)	1.09	1.09	1.08
Net investment income (loss) (l)	0.52	(a)	1.20	0.80	(c)	0.49	0.78	0.83
Portfolio turnover	1	(n)	2	1		2	8	2
Net assets at end of period (000 omitted)	$924,184		$990,317	$1,181,728		$1,324,402	$1,397,796	$1,278,659

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class I	(unaudited)
Net asset value, beginning of period	$18.12		$17.60	$16.40		$17.38	$17.06	$15.58

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14		$0.40	$0.29	(c)	$0.24	$0.31	$0.30
Net realized and unrealized gain (loss)	(0.31)		0.95	1.40		(0.28)	0.40	1.49
Total from investment operations	$(0.17)		$1.35	$1.69		$(0.04)	$0.71	$1.79

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.42)	$(0.28)		$(0.28)	$(0.35)	$(0.31)
From net realized gain	—		(0.41)	(0.21)		(0.66)	(0.04)	—
Total distributions declared to shareholders	$(0.13)		$(0.83)	$(0.49)		$(0.94)	$(0.39)	$(0.31)
Net asset value, end of period (x)	$17.82		$18.12	$17.60		$16.40	$17.38	$17.06
Total return (%) (r)(s)(t)(x)	(0.95	)(n)	7.78	10.56	(c)	(0.06)	4.28	11.60

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.09	(a)	0.08	0.09	(c)	0.09	0.09	0.08
Expenses after expense reductions (f)(h)	N/A		N/A	N/A		N/A	0.09	0.08
Net investment income (loss) (l)	1.52	(a)	2.21	1.74	(c)	1.49	1.79	1.83
Portfolio turnover	1	(n)	2	1		2	8	2
Net assets at end of period (000 omitted)	$275,394		$266,965	$206,826		$139,038	$137,468	$118,806

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class R1	(unaudited)
Net asset value, beginning of period	$17.17		$16.72	$15.60		$16.59	$16.30	$14.90

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05		$0.21	$0.13	(c)	$0.08	$0.13	$0.13
Net realized and unrealized gain (loss)	(0.30)		0.90	1.32		(0.29)	0.39	1.43
Total from investment operations	$(0.25)		$1.11	$1.45		$(0.21)	$0.52	$1.56

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.25)	$(0.12)		$(0.12)	$(0.19)	$(0.16)
From net realized gain	—		(0.41)	(0.21)		(0.66)	(0.04)	—
Total distributions declared to shareholders	$(0.05)		$(0.66)	$(0.33)		$(0.78)	$(0.23)	$(0.16)
Net asset value, end of period (x)	$16.87		$17.17	$16.72		$15.60	$16.59	$16.30
Total return (%) (r)(s)(t)(x)	(1.49	)(n)	6.71	9.50	(c)	(1.10)	3.26	10.49

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.09	(a)	1.08	1.09	(c)	1.09	1.09	1.08
Expenses after expense reductions (f)(h)	N/A		N/A	N/A		N/A	1.09	1.08
Net investment income (loss) (l)	0.52	(a)	1.21	0.81	(c)	0.51	0.78	0.82
Portfolio turnover	1	(n)	2	1		2	8	2
Net assets at end of period (000 omitted)	$27,089		$27,412	$31,037		$36,124	$43,975	$45,232

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class R2	(unaudited)
Net asset value, beginning of period	$17.49		$17.01	$15.86		$16.85	$16.54	$15.12

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09		$0.30	$0.21	(c)	$0.16	$0.21	$0.21
Net realized and unrealized gain (loss)	(0.30)		0.92	1.35		(0.29)	0.41	1.44
Total from investment operations	$(0.21)		$1.22	$1.56		$(0.13)	$0.62	$1.65

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.33)	$(0.20)		$(0.20)	$(0.27)	$(0.23)
From net realized gain	—		(0.41)	(0.21)		(0.66)	(0.04)	—
Total distributions declared to shareholders	$(0.09)		$(0.74)	$(0.41)		$(0.86)	$(0.31)	$(0.23)
Net asset value, end of period (x)	$17.19		$17.49	$17.01		$15.86	$16.85	$16.54
Total return (%) (r)(s)(t)(x)	(1.23	)(n)	7.27	10.04	(c)	(0.63)	3.83	11.01

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.58	(a)	0.58	0.59	(c)	0.59	0.59	0.58
Expenses after expense reductions (f)(h)	0.58	(a)	0.58	0.59	(c)	0.59	0.59	0.58
Net investment income (loss) (l)	1.03	(a)	1.69	1.31	(c)	1.00	1.27	1.31
Portfolio turnover	1	(n)	2	1		2	8	2
Net assets at end of period (000 omitted)	$143,436		$166,412	$191,974		$220,409	$254,012	$279,820

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class R3	(unaudited)
Net asset value, beginning of period	$17.74		$17.24	$16.07		$17.06	$16.75	$15.30

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11		$0.35	$0.25	(c)	$0.20	$0.25	$0.25
Net realized and unrealized gain (loss)	(0.30)		0.94	1.37		(0.29)	0.41	1.47
Total from investment operations	$(0.19)		$1.29	$1.62		$(0.09)	$0.66	$1.72

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.38)	$(0.24)		$(0.24)	$(0.31)	$(0.27)
From net realized gain	—		(0.41)	(0.21)		(0.66)	(0.04)	—
Total distributions declared to shareholders	$(0.11)		$(0.79)	$(0.45)		$(0.90)	$(0.35)	$(0.27)
Net asset value, end of period (x)	$17.44		$17.74	$17.24		$16.07	$17.06	$16.75
Total return (%) (r)(s)(t)(x)	(1.10	)(n)	7.56	10.31	(c)	(0.37)	4.04	11.35

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.33	(a)	0.33	0.34	(c)	0.34	0.34	0.33
Expenses after expense reductions (f)(h)	0.33	(a)	0.33	0.34	(c)	N/A	0.34	0.33
Net investment income (loss) (l)	1.27	(a)	1.95	1.53	(c)	1.23	1.52	1.58
Portfolio turnover	1	(n)	2	1		2	8	2
Net assets at end of period (000 omitted)	$275,063		$312,677	$344,821		$364,025	$424,215	$432,394

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class R4	(unaudited)
Net asset value, beginning of period	$17.86		$17.36	$16.18		$17.17	$16.85	$15.39

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14		$0.39	$0.30	(c)	$0.25	$0.30	$0.30
Net realized and unrealized gain (loss)	(0.31)		0.94	1.37		(0.30)	0.41	1.47
Total from investment operations	$(0.17)		$1.33	$1.67		$(0.05)	$0.71	$1.77

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.42)	$(0.28)		$(0.28)	$(0.35)	$(0.31)
From net realized gain	—		(0.41)	(0.21)		(0.66)	(0.04)	—
Total distributions declared to shareholders	$(0.13)		$(0.83)	$(0.49)		$(0.94)	$(0.39)	$(0.31)
Net asset value, end of period (x)	$17.56		$17.86	$17.36		$16.18	$17.17	$16.85
Total return (%) (r)(s)(t)(x)	(0.97	)(n)	7.78	10.58	(c)	(0.12)	4.34	11.62

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.09	(a)	0.08	0.09	(c)	0.08	0.09	0.08
Expenses after expense reductions (f)(h)	N/A		N/A	N/A		N/A	0.09	0.08
Net investment income (loss) (l)	1.52	(a)	2.21	1.80	(c)	1.51	1.79	1.84
Portfolio turnover	1	(n)	2	1		2	8	2
Net assets at end of period (000 omitted)	$289,271		$280,436	$264,589		$249,128	$292,471	$208,963

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class 529A	(unaudited)
Net asset value, beginning of period	$17.79		$17.29	$16.11		$17.10	$16.79	$15.34

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11		$0.34	$0.25	(c)	$0.19	$0.25	$0.24
Net realized and unrealized gain (loss)	(0.31)		0.94	1.37		(0.29)	0.41	1.47
Total from investment operations	$(0.20)		$1.28	$1.62		$(0.10)	$0.66	$1.71

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.37)	$(0.23)		$(0.23)	$(0.31)	$(0.26)
From net realized gain	—		(0.41)	(0.21)		(0.66)	(0.04)	—
Total distributions declared to shareholders	$(0.11)		$(0.78)	$(0.44)		$(0.89)	$(0.35)	$(0.26)
Net asset value, end of period (x)	$17.48		$17.79	$17.29		$16.11	$17.10	$16.79
Total return (%) (r)(s)(t)(x)	(1.17	)(n)	7.50	10.31	(c)	(0.41)	4.00	11.27

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.39	(a)	0.41	0.44	(c)	0.44	0.44	0.43
Expenses after expense reductions (f)(h)	0.37	(a)	0.37	0.38	(c)	0.38	0.38	0.36
Net investment income (loss) (l)	1.23	(a)	1.89	1.50	(c)	1.18	1.48	1.53
Portfolio turnover	1	(n)	2	1		2	8	2
Net assets at end of period (000 omitted)	$221,882		$230,464	$210,075		$198,159	$189,065	$164,539

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class 529B	(unaudited)
Net asset value, beginning of period	$17.47		$16.99	$15.86		$16.85	$16.55	$15.12

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04		$0.20	$0.12	(c)	$0.07	$0.12	$0.12
Net realized and unrealized gain (loss)	(0.30)		0.93	1.34		(0.28)	0.40	1.45
Total from investment operations	$(0.26)		$1.13	$1.46		$(0.21)	$0.52	$1.57

Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.24)	$(0.12)		$(0.12)	$(0.18)	$(0.14)
From net realized gain	—		(0.41)	(0.21)		(0.66)	(0.04)	—
Total distributions declared to shareholders	$(0.04)		$(0.65)	$(0.33)		$(0.78)	$(0.22)	$(0.14)
Net asset value, end of period (x)	$17.17		$17.47	$16.99		$15.86	$16.85	$16.55
Total return (%) (r)(s)(t)(x)	(1.50	)(n)	6.73	9.37	(c)	(1.13)	3.21	10.45

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	(a)	1.16	1.19	(c)	1.19	1.19	1.18
Expenses after expense reductions (f)(h)	1.13	(a)	1.12	1.13	(c)	1.13	1.13	1.12
Net investment income (loss) (l)	0.48	(a)	1.15	0.76	(c)	0.43	0.74	0.77
Portfolio turnover	1	(n)	2	1		2	8	2
Net assets at end of period (000 omitted)	$10,064		$11,056	$14,214		$16,727	$17,630	$18,354

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class 529C	(unaudited)
Net asset value, beginning of period	$17.35		$16.89	$15.76		$16.76	$16.47	$15.05

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04		$0.20	$0.12	(c)	$0.07	$0.12	$0.12
Net realized and unrealized gain (loss)	(0.30)		0.92	1.34		(0.29)	0.40	1.45
Total from investment operations	$(0.26)		$1.12	$1.46		$(0.22)	$0.52	$1.57

Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.25)	$(0.12)		$(0.12)	$(0.19)	$(0.15)
From net realized gain	—		(0.41)	(0.21)		(0.66)	(0.04)	—
Total distributions declared to shareholders	$(0.04)		$(0.66)	$(0.33)		$(0.78)	$(0.23)	$(0.15)
Net asset value, end of period (x)	$17.05		$17.35	$16.89		$15.76	$16.76	$16.47
Total return (%) (r)(s)(t)(x)	(1.50	)(n)	6.67	9.48	(c)	(1.18)	3.20	10.48

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	(a)	1.16	1.19	(c)	1.19	1.19	1.18
Expenses after expense reductions (f)(h)	1.13	(a)	1.13	1.13	(c)	1.13	1.14	1.12
Net investment income (loss) (l)	0.48	(a)	1.15	0.74	(c)	0.42	0.73	0.77
Portfolio turnover	1	(n)	2	1		2	8	2
Net assets at end of period (000 omitted)	$73,164		$75,337	$79,047		$81,302	$79,455	$71,895
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class A	(unaudited)
Net asset value, beginning of period	$20.87		$19.84	$18.02		$19.10	$18.51	$16.43

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08		$0.36	$0.25	(c)	$0.18	$0.24	$0.21
Net realized and unrealized gain (loss)	(0.37)		1.66	2.09		(0.42)	0.64	2.11
Total from investment operations	$(0.29)		$2.02	$2.34		$(0.24)	$0.88	$2.32

Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.22)		$(0.28)	$(0.29)	$(0.24)
From net realized gain	—		(0.59)	(0.30)		(0.56)	—	—
Total distributions declared to shareholders	$—		$(0.99)	$(0.52)		$(0.84)	$(0.29)	$(0.24)
Net asset value, end of period (x)	$20.58		$20.87	$19.84		$18.02	$19.10	$18.51
Total return (%) (r)(s)(t)(x)	(1.39	)(n)	10.27	13.26	(c)	(1.13)	4.82	14.19

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.35	(a)	0.35	0.36	(c)	0.36	0.36	0.34
Expenses after expense reductions (f)(h)	0.35	(a)	0.35	0.35	(c)	0.35	0.35	0.34
Net investment income (loss) (l)	0.78	(a)	1.72	1.34	(c)	1.00	1.26	1.20
Portfolio turnover	2	(n)	2	1		3	6	2
Net assets at end of period (000 omitted)	$2,757,219		$2,852,681	$2,758,650		$2,915,599	$2,899,650	$2,660,188

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class B	(unaudited)
Net asset value, beginning of period	$20.65		$19.64	$17.83		$18.89	$18.30	$16.25

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00	(w)	$0.20	$0.11	(c)	$0.05	$0.10	$0.08
Net realized and unrealized gain (loss)	(0.36)		1.64	2.08		(0.42)	0.63	2.08
Total from investment operations	$(0.36)		$1.84	$2.19		$(0.37)	$0.73	$2.16

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.08)		$(0.13)	$(0.14)	$(0.11)
From net realized gain	—		(0.59)	(0.30)		(0.56)	—	—
Total distributions declared to shareholders	$—		$(0.83)	$(0.38)		$(0.69)	$(0.14)	$(0.11)
Net asset value, end of period (x)	$20.29		$20.65	$19.64		$17.83	$18.89	$18.30
Total return (%) (r)(s)(t)(x)	(1.74	)(n)	9.42	12.43	(c)	(1.85)	4.03	13.29

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.10	(a)	1.10	1.11	(c)	1.11	1.11	1.09
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	1.10	(c)	1.10	1.10	1.08
Net investment income (loss) (l)	0.03	(a)	0.98	0.58	(c)	0.26	0.52	0.45
Portfolio turnover	2	(n)	2	1		3	6	2
Net assets at end of period (000 omitted)	$193,782		$214,832	$237,525		$258,674	$295,247	$324,788

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class C	(unaudited)
Net asset value, beginning of period	$20.43		$19.44	$17.66		$18.73	$18.17	$16.15

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00	(w)	$0.20	$0.11	(c)	$0.04	$0.09	$0.08
Net realized and unrealized gain (loss)	(0.36)		1.62	2.05		(0.40)	0.64	2.07
Total from investment operations	$(0.36)		$1.82	$2.16		$(0.36)	$0.73	$2.15

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.08)		$(0.15)	$(0.17)	$(0.13)
From net realized gain	—		(0.59)	(0.30)		(0.56)	—	—
Total distributions declared to shareholders	$—		$(0.83)	$(0.38)		$(0.71)	$(0.17)	$(0.13)
Net asset value, end of period (x)	$20.07		$20.43	$19.44		$17.66	$18.73	$18.17
Total return (%) (r)(s)(t)(x)	(1.76	)(n)	9.43	12.44	(c)	(1.85)	4.02	13.36

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.10	(a)	1.10	1.11	(c)	1.11	1.11	1.09
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	1.10	(c)	1.10	1.10	1.09
Net investment income (loss) (l)	0.03	(a)	1.00	0.59	(c)	0.25	0.52	0.45
Portfolio turnover	2	(n)	2	1		3	6	2
Net assets at end of period (000 omitted)	$717,139		$764,750	$934,658		$1,001,877	$1,017,542	$921,289

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class I	(unaudited)
Net asset value, beginning of period	$21.06		$20.02	$18.17		$19.26	$18.66	$16.55

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11		$0.42	$0.29	(c)	$0.22	$0.29	$0.25
Net realized and unrealized gain (loss)	(0.38)		1.66	2.13		(0.42)	0.65	2.14
Total from investment operations	$(0.27)		$2.08	$2.42		$(0.20)	$0.94	$2.39

Less distributions declared to shareholders
From net investment income	$—		$(0.45)	$(0.27)		$(0.33)	$(0.34)	$(0.28)
From net realized gain	—		(0.59)	(0.30)		(0.56)	—	—
Total distributions declared to shareholders	$—		$(1.04)	$(0.57)		$(0.89)	$(0.34)	$(0.28)
Net asset value, end of period (x)	$20.79		$21.06	$20.02		$18.17	$19.26	$18.66
Total return (%) (r)(s)(t)(x)	(1.28	)(n)	10.50	13.61	(c)	(0.93)	5.09	14.51

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.10	(a)	0.10	0.11	(c)	0.11	0.11	0.09
Expenses after expense reductions (f)(h)	0.10	(a)	N/A	0.10	(c)	0.10	0.10	0.09
Net investment income (loss) (l)	1.02	(a)	1.99	1.53	(c)	1.24	1.53	1.44
Portfolio turnover	2	(n)	2	1		3	6	2
Net assets at end of period (000 omitted)	$217,407		$195,227	$151,865		$101,044	$107,598	$93,994

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class R1	(unaudited)
Net asset value, beginning of period	$20.02		$19.07	$17.32		$18.38	$17.81	$15.83

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00	(w)	$0.19	$0.11	(c)	$0.04	$0.08	$0.08
Net realized and unrealized gain (loss)	(0.35)		1.59	2.02		(0.41)	0.64	2.02
Total from investment operations	$(0.35)		$1.78	$2.13		$(0.37)	$0.72	$2.10

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.08)		$(0.13)	$(0.15)	$(0.12)
From net realized gain	—		(0.59)	(0.30)		(0.56)	—	—
Total distributions declared to shareholders	$—		$(0.83)	$(0.38)		$(0.69)	$(0.15)	$(0.12)
Net asset value, end of period (x)	$19.67		$20.02	$19.07		$17.32	$18.38	$17.81
Total return (%) (r)(s)(t)(x)	(1.75	)(n)	9.40	12.48	(c)	(1.91)	4.08	13.29

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.10	(a)	1.10	1.11	(c)	1.11	1.11	1.09
Expenses after expense reductions (f)(h)	1.10	(a)	N/A	1.10	(c)	1.10	1.10	1.09
Net investment income (loss) (l)	0.03	(a)	0.96	0.60	(c)	0.25	0.46	0.46
Portfolio turnover	2	(n)	2	1		3	6	2
Net assets at end of period (000 omitted)	$28,178		$30,764	$33,854		$38,652	$46,710	$43,907

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class R2	(unaudited)
Net asset value, beginning of period	$20.39		$19.41	$17.63		$18.70	$18.12	$16.10

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05		$0.30	$0.20	(c)	$0.13	$0.19	$0.16
Net realized and unrealized gain (loss)	(0.36)		1.61	2.06		(0.41)	0.63	2.06
Total from investment operations	$(0.31)		$1.91	$2.26		$(0.28)	$0.82	$2.22

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.18)		$(0.23)	$(0.24)	$(0.20)
From net realized gain	—		(0.59)	(0.30)		(0.56)	—	—
Total distributions declared to shareholders	$—		$(0.93)	$(0.48)		$(0.79)	$(0.24)	$(0.20)
Net asset value, end of period (x)	$20.08		$20.39	$19.41		$17.63	$18.70	$18.12
Total return (%) (r)(s)(t)(x)	(1.52	)(n)	9.94	13.03	(c)	(1.40)	4.59	13.83

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.60	(a)	0.60	0.61	(c)	0.61	0.61	0.59
Expenses after expense reductions (f)(h)	0.60	(a)	0.60	0.60	(c)	0.60	0.60	0.59
Net investment income (loss) (l)	0.53	(a)	1.46	1.10	(c)	0.76	1.01	0.93
Portfolio turnover	2	(n)	2	1		3	6	2
Net assets at end of period (000 omitted)	$146,506		$160,632	$182,744		$196,320	$230,828	$243,497

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class R3	(unaudited)
Net asset value, beginning of period	$20.69		$19.68	$17.87		$18.95	$18.36	$16.30

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08		$0.36	$0.25	(c)	$0.18	$0.23	$0.21
Net realized and unrealized gain (loss)	(0.37)		1.64	2.08		(0.42)	0.65	2.09
Total from investment operations	$(0.29)		$2.00	$2.33		$(0.24)	$0.88	$2.30

Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.22)		$(0.28)	$(0.29)	$(0.24)
From net realized gain	—		(0.59)	(0.30)		(0.56)	—	—
Total distributions declared to shareholders	$—		$(0.99)	$(0.52)		$(0.84)	$(0.29)	$(0.24)
Net asset value, end of period (x)	$20.40		$20.69	$19.68		$17.87	$18.95	$18.36
Total return (%) (r)(s)(t)(x)	(1.40	)(n)	10.25	13.32	(c)	(1.16)	4.85	14.19

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.35	(a)	0.35	0.36	(c)	0.36	0.36	0.34
Expenses after expense reductions (f)(h)	0.35	(a)	0.35	0.35	(c)	0.35	0.35	0.34
Net investment income (loss) (l)	0.78	(a)	1.75	1.34	(c)	1.02	1.24	1.21
Portfolio turnover	2	(n)	2	1		3	6	2
Net assets at end of period (000 omitted)	$187,490		$202,407	$235,279		$242,669	$274,377	$260,773

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class R4	(unaudited)
Net asset value, beginning of period	$20.86		$19.84	$18.01		$19.09	$18.50	$16.42

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11		$0.39	$0.29	(c)	$0.23	$0.29	$0.25
Net realized and unrealized gain (loss)	(0.38)		1.67	2.11		(0.42)	0.64	2.11
Total from investment operations	$(0.27)		$2.06	$2.40		$(0.19)	$0.93	$2.36

Less distributions declared to shareholders
From net investment income	$—		$(0.45)	$(0.27)		$(0.33)	$(0.34)	$(0.28)
From net realized gain	—		(0.59)	(0.30)		(0.56)	—	—
Total distributions declared to shareholders	$—		$(1.04)	$(0.57)		$(0.89)	$(0.34)	$(0.28)
Net asset value, end of period (x)	$20.59		$20.86	$19.84		$18.01	$19.09	$18.50
Total return (%) (r)(s)(t)(x)	(1.29	)(n)	10.50	13.62	(c)	(0.88)	5.07	14.44

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.10	(a)	0.10	0.11	(c)	0.10	0.11	0.09
Expenses after expense reductions (f)(h)	0.10	(a)	N/A	0.10	(c)	0.10	0.10	0.09
Net investment income (loss) (l)	1.03	(a)	1.90	1.55	(c)	1.27	1.57	1.43
Portfolio turnover	2	(n)	2	1		3	6	2
Net assets at end of period (000 omitted)	$232,831		$230,032	$243,760		$210,248	$243,205	$141,113

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class 529A	(unaudited)
Net asset value, beginning of period	$20.70		$19.70	$17.89		$18.97	$18.38	$16.32

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08		$0.34	$0.24	(c)	$0.17	$0.23	$0.20
Net realized and unrealized gain (loss)	(0.37)		1.65	2.09		(0.42)	0.64	2.09
Total from investment operations	$(0.29)		$1.99	$2.33		$(0.25)	$0.87	$2.29

Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.22)		$(0.27)	$(0.28)	$(0.23)
From net realized gain	—		(0.59)	(0.30)		(0.56)	—	—
Total distributions declared to shareholders	$—		$(0.99)	$(0.52)		$(0.83)	$(0.28)	$(0.23)
Net asset value, end of period (x)	$20.41		$20.70	$19.70		$17.89	$18.97	$18.38
Total return (%) (r)(s)(t)(x)	(1.40	)(n)	10.17	13.27	(c)	(1.19)	4.81	14.11

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	(a)	0.42	0.46	(c)	0.46	0.46	0.44
Expenses after expense reductions (f)(h)	0.39	(a)	0.39	0.39	(c)	0.39	0.39	0.38
Net investment income (loss) (l)	0.74	(a)	1.68	1.28	(c)	0.96	1.22	1.16
Portfolio turnover	2	(n)	2	1		3	6	2
Net assets at end of period (000 omitted)	$230,808		$236,768	$211,825		$195,856	$201,475	$193,601

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class 529B	(unaudited)
Net asset value, beginning of period	$20.45		$19.46	$17.67		$18.72	$18.13	$16.08

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.19	$0.10	(c)	$0.04	$0.09	$0.07
Net realized and unrealized gain (loss)	(0.37)		1.63	2.05		(0.41)	0.63	2.07
Total from investment operations	$(0.37)		$1.82	$2.15		$(0.37)	$0.72	$2.14

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.06)		$(0.12)	$(0.13)	$(0.09)
From net realized gain	—		(0.59)	(0.30)		(0.56)	—	—
Total distributions declared to shareholders	$—		$(0.83)	$(0.36)		$(0.68)	$(0.13)	$(0.09)
Net asset value, end of period (x)	$20.08		$20.45	$19.46		$17.67	$18.72	$18.13
Total return (%) (r)(s)(t)(x)	(1.81	)(n)	9.40	12.36	(c)	(1.91)	3.98	13.31

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.18	1.21	(c)	1.21	1.21	1.19
Expenses after expense reductions (f)(h)	1.15	(a)	1.15	1.15	(c)	1.14	1.14	1.13
Net investment income (loss) (l)	(0.02	)(a)	0.93	0.53	(c)	0.24	0.49	0.41
Portfolio turnover	2	(n)	2	1		3	6	2
Net assets at end of period (000 omitted)	$10,882		$11,943	$12,439		$13,405	$17,070	$21,506

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class 529C	(unaudited)
Net asset value, beginning of period	$20.16		$19.21	$17.46		$18.53	$17.97	$15.98

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.19	$0.10	(c)	$0.04	$0.09	$0.07
Net realized and unrealized gain (loss)	(0.36)		1.60	2.03		(0.41)	0.63	2.03
Total from investment operations	$(0.36)		$1.79	$2.13		$(0.37)	$0.72	$2.10

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.08)		$(0.14)	$(0.16)	$(0.11)
From net realized gain	—		(0.59)	(0.30)		(0.56)	—	—
Total distributions declared to shareholders	$—		$(0.84)	$(0.38)		$(0.70)	$(0.16)	$(0.11)
Net asset value, end of period (x)	$19.80		$20.16	$19.21		$17.46	$18.53	$17.97
Total return (%) (r)(s)(t)(x)	(1.79	)(n)	9.37	12.38	(c)	(1.92)	4.04	13.20

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.17	1.21	(c)	1.21	1.21	1.19
Expenses after expense reductions (f)(h)	1.14	(a)	1.14	1.15	(c)	1.15	1.15	1.13
Net investment income (loss) (l)	(0.01	)(a)	0.94	0.53	(c)	0.21	0.48	0.39
Portfolio turnover	2	(n)	2	1		3	6	2
Net assets at end of period (000 omitted)	$62,713		$70,345	$74,292		$71,170	$75,459	$69,115
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class A	(unaudited)
Net asset value, beginning of period	$23.63		$21.80	$19.47		$20.78	$19.87	$17.17

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.30	$0.20	(c)	$0.12	$0.16	$0.13
Net realized and unrealized gain (loss)	(0.42)		2.47	2.70		(0.44)	1.00	2.76
Total from investment operations	$(0.42)		$2.77	$2.90		$(0.32)	$1.16	$2.89

Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.20)		$(0.31)	$(0.25)	$(0.19)
From net realized gain	—		(0.62)	(0.37)		(0.68)	—	—
Total distributions declared to shareholders	$—		$(0.94)	$(0.57)		$(0.99)	$(0.25)	$(0.19)
Net asset value, end of period (x)	$23.21		$23.63	$21.80		$19.47	$20.78	$19.87
Total return (%) (r)(s)(t)(x)	(1.78	)(n)	12.82	15.22	(c)	(1.45)	5.89	16.85

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.39	(a)	0.39	0.40	(c)	0.40	0.40	0.37
Expenses after expense reductions (f)(h)	0.38	(a)	0.38	0.38	(c)	0.38	0.38	0.37
Net investment income (loss) (l)	(0.00	)(a)(w)	1.30	0.99	(c)	0.63	0.80	0.70
Portfolio turnover	1	(n)	2	2		5	6	4
Net assets at end of period (000 omitted)	$824,353		$859,070	$778,995		$785,986	$778,633	$742,788

	Six months ended 11/30/18		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class B	(unaudited)
Net asset value, beginning of period	$23.26		$21.46	$19.16		$20.46	$19.55	$16.90

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.09)		$0.13	$0.05	(c)	$(0.02)	$0.01	$(0.01)
Net realized and unrealized gain (loss)	(0.42)		2.43	2.66		(0.46)	0.99	2.70
Total from investment operations	$(0.51)		$2.56	$2.71		$(0.48)	$1.00	$2.69

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.04)		$(0.14)	$(0.09)	$(0.04)
From net realized gain	—		(0.62)	(0.37)		(0.68)	—	—
Total distributions declared to shareholders	$—		$(0.76)	$(0.41)		$(0.82)	$(0.09)	$(0.04)
Net asset value, end of period (x)	$22.75		$23.26	$21.46		$19.16	$20.46	$19.55
Total return (%) (r)(s)(t)(x)	(2.19	)(n)	12.02	14.39	(c)	(2.26)	5.12	15.93

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	(a)	1.14	1.15	(c)	1.15	1.14	1.12
Expenses after expense reductions (f)(h)	1.13	(a)	1.13	1.13	(c)	1.13	1.13	1.12
Net investment income (loss) (l)	(0.75	)(a)	0.57	0.23	(c)	(0.11)	0.07	(0.03)
Portfolio turnover	1	(n)	2	2		5	6	4
Net assets at end of period (000 omitted)	$55,438		$61,264	$65,287		$71,184	$85,310	$96,456

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/18 (unaudited)		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class C
Net asset value, beginning of period	$23.02		$21.26	$18.99		$20.30	$19.43	$16.81

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.09)		$0.13	$0.05	(c)	$(0.02)	$0.01	$(0.01)
Net realized and unrealized gain (loss)	(0.41)		2.40	2.64		(0.45)	0.97	2.70
Total from investment operations	$(0.50)		$2.53	$2.69		$(0.47)	$0.98	$2.69

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.05)		$(0.16)	$(0.11)	$(0.07)
From net realized gain	—		(0.62)	(0.37)		(0.68)	—	—
Total distributions declared to shareholders	$—		$(0.77)	$(0.42)		$(0.84)	$(0.11)	$(0.07)
Net asset value, end of period (x)	$22.52		$23.02	$21.26		$18.99	$20.30	$19.43
Total return (%) (r)(s)(t)(x)	(2.17	)(n)	11.97	14.42	(c)	(2.24)	5.08	16.01

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	(a)	1.14	1.15	(c)	1.15	1.15	1.12
Expenses after expense reductions (f)(h)	1.13	(a)	1.13	1.13	(c)	1.13	1.13	1.12
Net investment income (loss) (l)	(0.75	)(a)	0.58	0.24	(c)	(0.12)	0.07	(0.04)
Portfolio turnover	1	(n)	2	2		5	6	4
Net assets at end of period (000 omitted)	$215,985		$227,357	$274,450		$282,953	$294,608	$265,993

	Six months ended 11/30/18 (unaudited)		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class I
Net asset value, beginning of period	$24.02		$22.14	$19.77		$21.09	$20.16	$17.41

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03		$0.37	$0.25	(c)	$0.18	$0.22	$0.18
Net realized and unrealized gain (loss)	(0.43)		2.51	2.74		(0.46)	1.01	2.80
Total from investment operations	$(0.40)		$2.88	$2.99		$(0.28)	$1.23	$2.98

Less distributions declared to shareholders
From net investment income	$—		$(0.38)	$(0.25)		$(0.36)	$(0.30)	$(0.23)
From net realized gain	—		(0.62)	(0.37)		(0.68)	—	—
Total distributions declared to shareholders	$—		$(1.00)	$(0.62)		$(1.04)	$(0.30)	$(0.23)
Net asset value, end of period (x)	$23.62		$24.02	$22.14		$19.77	$21.09	$20.16
Total return (%) (r)(s)(t)(x)	(1.67	)(n)	13.11	15.49	(c)	(1.23)	6.16	17.15

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.14	(a)	0.14	0.15	(c)	0.15	0.15	0.12
Expenses after expense reductions (f)(h)	0.13	(a)	0.13	0.13	(c)	0.13	0.13	0.12
Net investment income (loss) (l)	0.24	(a)	1.58	1.19	(c)	0.89	1.06	0.94
Portfolio turnover	1	(n)	2	2		5	6	4
Net assets at end of period (000 omitted)	$149,512		$142,897	$112,479		$62,542	$64,751	$58,061

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/18 (unaudited)		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class R1
Net asset value, beginning of period	$22.69		$20.97	$18.74		$20.03	$19.14	$16.55

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.09)		$0.12	$0.05	(c)	$(0.02)	$(0.02)	$(0.00	)(w)
Net realized and unrealized gain (loss)	(0.40)		2.37	2.60		(0.44)	0.99	2.64
Total from investment operations	$(0.49)		$2.49	$2.65		$(0.46)	$0.97	$2.64

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.05)		$(0.15)	$(0.08)	$(0.05)
From net realized gain	—		(0.62)	(0.37)		(0.68)	—	—
Total distributions declared to shareholders	$—		$(0.77)	$(0.42)		$(0.83)	$(0.08)	$(0.05)
Net asset value, end of period (x)	$22.20		$22.69	$20.97		$18.74	$20.03	$19.14
Total return (%) (r)(s)(t)(x)	(2.16	)(n)	11.94	14.42	(c)	(2.21)	5.08	15.95

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	(a)	1.14	1.15	(c)	1.15	1.15	1.12
Expenses after expense reductions (f)(h)	1.13	(a)	1.13	1.13	(c)	1.13	1.13	1.12
Net investment income (loss) (l)	(0.75	)(a)	0.53	0.27	(c)	(0.12)	(0.11)	(0.02)
Portfolio turnover	1	(n)	2	2		5	6	4
Net assets at end of period (000 omitted)	$15,884		$17,228	$16,835		$17,908	$20,596	$18,849

	Six months ended 11/30/18 (unaudited)		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class R2
Net asset value, beginning of period	$23.13		$21.36	$19.08		$20.38	$19.48	$16.84

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.25	$0.15	(c)	$0.08	$0.10	$0.08
Net realized and unrealized gain (loss)	(0.41)		2.40	2.64		(0.45)	0.99	2.70
Total from investment operations	$(0.44)		$2.65	$2.79		$(0.37)	$1.09	$2.78

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.14)		$(0.25)	$(0.19)	$(0.14)
From net realized gain	—		(0.62)	(0.37)		(0.68)	—	—
Total distributions declared to shareholders	$—		$(0.88)	$(0.51)		$(0.93)	$(0.19)	$(0.14)
Net asset value, end of period (x)	$22.69		$23.13	$21.36		$19.08	$20.38	$19.48
Total return (%) (r)(s)(t)(x)	(1.90	)(n)	12.50	14.96	(c)	(1.69)	5.61	16.54

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.64	(a)	0.64	0.65	(c)	0.65	0.64	0.62
Expenses after expense reductions (f)(h)	0.63	(a)	0.63	0.63	(c)	0.63	0.63	0.62
Net investment income (loss) (l)	(0.26	)(a)	1.09	0.76	(c)	0.40	0.51	0.46
Portfolio turnover	1	(n)	2	2		5	6	4
Net assets at end of period (000 omitted)	$65,674		$70,426	$77,558		$82,546	$94,097	$119,055

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/18 (unaudited)		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class R3
Net asset value, beginning of period	$23.44		$21.63	$19.31		$20.62	$19.72	$17.05

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00	(w)	$0.30	$0.19	(c)	$0.12	$0.16	$0.13
Net realized and unrealized gain (loss)	(0.43)		2.45	2.69		(0.45)	0.99	2.73
Total from investment operations	$(0.43)		$2.75	$2.88		$(0.33)	$1.15	$2.86

Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.19)		$(0.30)	$(0.25)	$(0.19)
From net realized gain	—		(0.62)	(0.37)		(0.68)	—	—
Total distributions declared to shareholders	$—		$(0.94)	$(0.56)		$(0.98)	$(0.25)	$(0.19)
Net asset value, end of period (x)	$23.01		$23.44	$21.63		$19.31	$20.62	$19.72
Total return (%) (r)(s)(t)(x)	(1.83	)(n)	12.82	15.28	(c)	(1.47)	5.89	16.80

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.39	(a)	0.39	0.40	(c)	0.40	0.40	0.37
Expenses after expense reductions (f)(h)	0.38	(a)	0.38	0.38	(c)	0.38	0.38	0.37
Net investment income (loss) (l)	0.00	(a)(w)	1.33	0.94	(c)	0.65	0.82	0.71
Portfolio turnover	1	(n)	2	2		5	6	4
Net assets at end of period (000 omitted)	$120,983		$137,905	$142,459		$158,309	$174,355	$164,977

	Six months ended 11/30/18 (unaudited)		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class R4
Net asset value, beginning of period	$23.71		$21.87	$19.53		$20.85	$19.93	$17.22

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03		$0.35	$0.25	(c)	$0.16	$0.24	$0.19
Net realized and unrealized gain (loss)	(0.43)		2.49	2.71		(0.44)	0.98	2.75
Total from investment operations	$(0.40)		$2.84	$2.96		$(0.28)	$1.22	$2.94

Less distributions declared to shareholders
From net investment income	$—		$(0.38)	$(0.25)		$(0.36)	$(0.30)	$(0.23)
From net realized gain	—		(0.62)	(0.37)		(0.68)	—	—
Total distributions declared to shareholders	$—		$(1.00)	$(0.62)		$(1.04)	$(0.30)	$(0.23)
Net asset value, end of period (x)	$23.31		$23.71	$21.87		$19.53	$20.85	$19.93
Total return (%) (r)(s)(t)(x)	(1.69	)(n)	13.09	15.53	(c)	(1.24)	6.18	17.11

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.14	(a)	0.14	0.15	(c)	0.14	0.15	0.12
Expenses after expense reductions (f)(h)	0.13	(a)	0.13	0.13	(c)	0.13	0.13	0.12
Net investment income (loss) (l)	0.24	(a)	1.53	1.23	(c)	0.80	1.21	1.00
Portfolio turnover	1	(n)	2	2		5	6	4
Net assets at end of period (000 omitted)	$96,789		$91,311	$72,011		$60,355	$79,509	$41,968
See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/18 (unaudited)		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class 529A
Net asset value, beginning of period	$23.47		$21.66	$19.34		$20.66	$19.76	$17.08

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.29	$0.19	(c)	$0.11	$0.16	$0.13
Net realized and unrealized gain (loss)	(0.42)		2.45	2.69		(0.45)	0.98	2.73
Total from investment operations	$(0.43)		$2.74	$2.88		$(0.34)	$1.14	$2.86

Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.19)		$(0.30)	$(0.24)	$(0.18)
From net realized gain	—		(0.62)	(0.37)		(0.68)	—	—
Total distributions declared to shareholders	$—		$(0.93)	$(0.56)		$(0.98)	$(0.24)	$(0.18)
Net asset value, end of period (x)	$23.04		$23.47	$21.66		$19.34	$20.66	$19.76
Total return (%) (r)(s)(t)(x)	(1.83	)(n)	12.78	15.23	(c)	(1.54)	5.84	16.78

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.44	(a)	0.46	0.50	(c)	0.50	0.50	0.47
Expenses after expense reductions (f)(h)	0.42	(a)	0.42	0.42	(c)	0.42	0.42	0.41
Net investment income (loss) (l)	(0.04	)(a)	1.26	0.93	(c)	0.59	0.78	0.68
Portfolio turnover	1	(n)	2	2		5	6	4
Net assets at end of period (000 omitted)	$141,804		$146,874	$129,294		$128,357	$127,112	$117,316

	Six months ended 11/30/18 (unaudited)		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class 529B
Net asset value, beginning of period	$22.98		$21.22	$18.94		$20.23	$19.34	$16.72

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.09)		$0.11	$0.04	(c)	$(0.03)	$0.00 (w)	$(0.01)
Net realized and unrealized gain (loss)	(0.41)		2.40	2.62		(0.44)	0.97	2.67
Total from investment operations	$(0.50)		$2.51	$2.66		$(0.47)	$0.97	$2.66

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.01)		$(0.14)	$(0.08)	$(0.04)
From net realized gain	—		(0.62)	(0.37)		(0.68)	—	—
Total distributions declared to shareholders	$—		$(0.75)	$(0.38)		$(0.82)	$(0.08)	$(0.04)
Net asset value, end of period (x)	$22.48		$22.98	$21.22		$18.94	$20.23	$19.34
Total return (%) (r)(s)(t)(x)	(2.18	)(n)	11.92	14.29	(c)	(2.23)	5.05	15.91

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	(a)	1.21	1.25	(c)	1.25	1.24	1.22
Expenses after expense reductions (f)(h)	1.18	(a)	1.18	1.18	(c)	1.18	1.18	1.17
Net investment income (loss) (l)	(0.80	)(a)	0.49	0.18	(c)	(0.15)	0.02	(0.07)
Portfolio turnover	1	(n)	2	2		5	6	4
Net assets at end of period (000 omitted)	$4,668		$5,021	$5,357		$6,868	$8,151	$8,759

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/18 (unaudited)		Year ended
			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
Class 529C
Net asset value, beginning of period	$22.68		$20.97	$18.73		$20.04	$19.18	$16.60

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.09)		$0.12	$0.04	(c)	$(0.03)	$0.01	$(0.02)
Net realized and unrealized gain (loss)	(0.40)		2.36	2.60		(0.44)	0.96	2.66
Total from investment operations	$(0.49)		$2.48	$2.64		$(0.47)	$0.97	$2.64

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.03)		$(0.16)	$(0.11)	$(0.06)
From net realized gain	—		(0.62)	(0.37)		(0.68)	—	—
Total distributions declared to shareholders	$—		$(0.77)	$(0.40)		$(0.84)	$(0.11)	$(0.06)
Net asset value, end of period (x)	$22.19		$22.68	$20.97		$18.73	$20.04	$19.18
Total return (%) (r)(s)(t)(x)	(2.16	)(n)	11.90	14.37	(c)	(2.27)	5.06	15.90

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	(a)	1.21	1.25	(c)	1.25	1.25	1.22
Expenses after expense reductions (f)(h)	1.17	(a)	1.17	1.17	(c)	1.17	1.17	1.16
Net investment income (loss) (l)	(0.79	)(a)	0.55	0.19	(c)	(0.15)	0.03	(0.08)
Portfolio turnover	1	(n)	2	2		5	6	4
Net assets at end of period (000 omitted)	$29,619		$31,322	$34,237		$37,772	$37,784	$35,650
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund (the funds) are each a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds’ shareholder reports are not covered by this report.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period. The impact of each fund’s adoption was limited to changes in each fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, each fund adopted the Final Rule with the impacts being that each fund is no longer required to present the components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Notes to Financial Statements (unaudited) – continued

Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities,

Notes to Financial Statements (unaudited) – continued

interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2018 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
MFS Conservative Allocation Fund
Financial Instruments
Mutual Funds	$2,853,344,085	$—	$—	$2,853,344,085

MFS Moderate Allocation Fund
Financial Instruments
Mutual Funds	$5,428,349,047	$—	$—	$5,428,349,047

MFS Growth Allocation Fund
Financial Instruments
Mutual Funds	$4,784,961,728	$—	$—	$4,784,961,728

MFS Aggressive Growth Allocation Fund
Financial Instruments
Mutual Funds	$1,720,889,271	$—	$—	$1,720,889,271

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/18	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Ordinary income (including any short-term capital gains)	$61,630,525	$116,393,140	$91,787,063	$24,167,852
Long-term capital gains	60,701,704	128,329,171	135,999,468	43,702,972
Total distributions	$122,332,229	$244,722,311	$227,786,531	$67,870,824

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/18	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Cost of investments	$2,396,221,846	$4,135,969,707	$3,113,473,690	$1,001,018,583
Gross appreciation	517,650,657	1,475,585,477	1,786,906,605	744,764,091
Gross depreciation	(60,528,418)	(183,206,137)	(115,418,567)	(24,893,403)
Net unrealized appreciation (depreciation)	$457,122,239	$1,292,379,340	$1,671,488,038	$719,870,688

As of 5/31/18
Undistributed ordinary income	9,824,947	14,860,807	10,955,775	2,115,055
Undistributed long-term capital gain	40,659,860	126,269,598	137,252,685	47,442,802
Late year ordinary loss deferral	—	—	—	(2,494,268)
Net unrealized appreciation (depreciation)	526,573,038	1,441,662,334	1,719,895,447	763,475,748

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. Each fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Effective April 23, 2018, Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately ten years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	MFS Conservative Allocation Fund		MFS Moderate Allocation Fund		MFS Growth Allocation Fund		MFS Aggressive Growth Allocation Fund
	Six Months Ended 11/30/18	Year Ended 5/31/18	Six Months Ended 11/30/18	Year Ended 5/31/18	Six Months Ended 11/30/18	Year Ended 5/31/18	Six Months Ended 11/30/18	Year Ended 5/31/18
Class A	$11,034,658	$27,310,600	$18,556,830	$62,809,483	$—	$52,053,733	$—	$10,818,029
Class B	527,613	1,721,319	577,019	3,812,543	—	2,621,391	—	389,335
Class C	2,684,789	8,850,872	2,300,503	15,913,874	—	10,753,484	—	1,752,042
Class I	3,525,052	7,183,104	2,010,531	5,596,251	—	3,822,507	—	2,040,569
Class R1	60,928	194,324	74,111	428,474	—	375,076	—	104,764
Class R2	522,032	1,545,222	789,124	3,385,757	—	2,840,010	—	824,523
Class R3	937,890	2,853,634	1,813,408	7,257,549	—	4,404,662	—	1,984,100
Class R4	1,954,013	3,927,510	2,096,241	6,366,202	—	4,529,442	—	1,222,147
Class 529A	1,113,604	2,493,913	1,357,076	4,494,529	—	4,235,014	—	1,807,965
Class 529B	32,260	96,837	23,542	174,988	—	141,456	—	29,658
Class 529C	195,494	651,260	174,793	1,127,149	—	922,328	—	228,438
Total	$22,588,333	$56,828,595	$29,773,178	$111,366,799	$—	$86,699,103	$—	$21,201,570

Notes to Financial Statements (unaudited) – continued

From net realized gain

	MFS Conservative Allocation Fund		MFS Moderate Allocation Fund		MFS Growth Allocation Fund		MFS Aggressive Growth Allocation Fund
	Six Months Ended 11/30/18	Year Ended 5/31/18	Six Months Ended 11/30/18	Year Ended 5/31/18	Six Months Ended 11/30/18	Year Ended 5/31/18	Six Months Ended 11/30/18	Year Ended 5/31/18
Class A	$—	$28,538,650	$—	$68,597,280	$—	$76,505,881	$—	$21,079,472
Class B	—	2,841,379	—	6,356,899	—	6,469,402	—	1,726,264
Class C	—	14,411,521	—	26,471,346	—	26,141,744	—	7,436,616
Class I	—	6,862,081	—	5,589,387	—	4,969,260	—	3,380,215
Class R1	—	313,222	—	703,842	—	914,978	—	447,914
Class R2	—	1,808,502	—	4,172,700	—	4,859,914	—	1,989,760
Class R3	—	2,925,430	—	7,948,998	—	6,493,648	—	3,876,315
Class R4	—	3,873,410	—	6,304,949	—	5,888,275	—	2,024,494
Class 529A	—	2,694,279	—	5,026,257	—	6,302,778	—	3,605,672
Class 529B	—	162,249	—	297,004	—	349,686	—	140,075
Class 529C	—	1,072,911	—	1,886,850	—	2,191,862	—	962,457
Total	$—	$65,503,634	$—	$133,355,512	$—	$141,087,428	$—	$46,669,254

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

For MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, and MFS Growth Allocation Fund, the investment adviser has agreed in writing to pay a portion of each fund’s operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles, such that operating expenses do not exceed 0.10% annually of each fund’s average daily net assets. These written agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until September 30, 2019. For the six months ended November 30, 2018, this reduction amounted to $90,551 for the MFS Growth Allocation Fund, and is included in the reduction of total expenses in the Statements of Operations. For the six months ended November 30, 2018, actual operating expenses for the MFS Conservative Allocation Fund and for the MFS Moderate Allocation Fund did not exceed the limit and therefore, the investment adviser did not pay any portion of the funds’ expenses related to this agreement.

The investment adviser has agreed in writing to pay a portion of the MFS Aggressive Growth Allocation Fund’s operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles, such that operating expenses do not exceed 0.13% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2019. For the six months ended November 30, 2018, this reduction amounted to $89,681 and is included in the reduction of total expenses in the Statements of Operations.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended November 30, 2018, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund:

	Class A	Class 529A
MFS Conservative Allocation Fund	$192,994	$19,754
MFS Moderate Allocation Fund	462,399	49,101
MFS Growth Allocation Fund	494,761	575,765
MFS Aggressive Growth Allocation Fund	159,396	74,003

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$1,635,957
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	3,834,379
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	3,574,846
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	1,071,893

	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$561,078
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,240,992
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,044,348
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	299,387

	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$2,799,337
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	4,874,503
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	3,776,498
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,133,601

	Class R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$60,441
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	138,107
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	149,523
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	84,669

	Class R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.25%	0.25%	0.50%	0.50%	$173,088
MFS Moderate Allocation Fund	0.25%	0.25%	0.50%	0.50%	395,532
MFS Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	388,186
MFS Aggressive Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	175,491

	Class R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$138,713
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	374,489
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	252,045
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	165,382

	Class 529A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.24%	$167,434
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.24%	286,529
MFS Growth Allocation Fund	—	0.25%	0.25%	0.24%	297,939
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.24%	184,748

Notes to Financial Statements (unaudited) – continued

	Class 529B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	0.99%	$34,596
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	0.99%	54,194
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	58,114
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	24,740

	Class 529C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$209,601
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	0.99%	377,244
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	0.99%	336,795
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	0.99%	156,438

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Total Distribution and Service Fees	$5,780,245	$11,575,969	$9,878,294	$3,296,349

(d)

In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2018, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$5,910	$35,123	$28,293	$14,908
Class B	291	1,011	1,683	787
Class C	396	2,029	3,030	1,360
Class R1	—	—	7	—
Class R2	47	172	463	11
Class R3	—	38	—	—
Class 529A	8,592	11,627	12,929	7,951
Class 529B	339	309	160	22
Class 529C	715	2,157	2,465	1,599

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2018, were as follows:

CDSC Imposed	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$3,063	$2,246	$9,608	$2,191
Class B	47,056	103,561	84,727	32,340
Class C	26,028	35,745	35,917	12,137
Class 529B	1,630	368	773	218
Class 529C	410	249	1,064	150

Each fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in each fund’s 529 share classes is made. Each fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax

Notes to Financial Statements (unaudited) – continued

reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended November 30, 2018, were as follows:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class 529A	$33,487	$57,306	$59,588	$36,949
Class 529B	1,730	2,710	2,905	1,237
Class 529C	10,480	18,862	16,838	7,821
Total Program Manager Fees	$45,697	$78,878	$79,331	$46,007

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the funds. Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended November 30, 2018, shareholder servicing expenses incurred by the funds, including out-of-pocket expenses, are disclosed in the Statements of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended November 30, 2018 was equivalent to the following annual effective rates of each fund’s average daily net assets:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Percentage of average daily net assets	0.0006%	0.0003%	0.0004%	0.0010%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Other – These funds and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2018, the fee paid by each fund under this agreement amounted to the following and is included in “Miscellaneous” expense in the Statements of Operations:

MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$2,393	$4,623	$4,058	$1,431

MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended November 30, 2018, purchases and sales of shares of underlying funds aggregated to the following:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Purchases	$46,924,518	$82,488,572	$75,480,382	$25,028,647
Sales	$119,120,215	$293,168,204	$202,479,656	$67,269,850

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Conservative Allocation Fund				MFS Moderate Allocation Fund
	Six Months Ended 11/30/18		Year ended 5/31/18		Six Months Ended 11/30/18		Year ended 5/31/18
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	5,362,982	$83,170,144	14,248,156	$221,792,376	8,640,086	$155,301,163	22,658,473	$403,655,950
Class B	207,616	3,199,992	514,202	7,981,687	293,646	5,190,265	786,731	13,866,052
Class C	2,348,605	35,826,430	4,809,946	73,967,215	2,953,686	52,090,473	6,462,053	113,147,139
Class I	3,705,304	58,008,385	8,302,402	130,624,107	3,136,466	57,297,848	7,061,321	127,523,540
Class R1	40,507	608,175	181,544	2,746,254	126,204	2,176,639	270,757	4,628,845
Class R2	685,695	10,257,522	1,114,884	16,910,914	445,488	7,851,445	1,262,631	22,009,829
Class R3	1,149,023	17,649,748	1,857,753	28,738,259	1,431,316	25,559,849	4,063,879	71,775,107
Class R4	2,537,598	39,496,465	5,503,747	86,589,357	2,358,857	42,514,316	4,251,542	75,748,718
Class 529A	2,284,938	35,101,142	4,352,656	67,565,037	1,717,280	30,556,555	3,913,347	69,488,720
Class 529B	82,735	1,250,513	286,823	4,380,118	80,445	1,408,815	159,300	2,781,500
Class 529C	740,359	11,167,010	1,447,762	22,070,861	640,208	11,135,394	1,098,988	19,038,650
	19,145,362	$295,735,526	42,619,875	$663,366,185	21,823,682	$391,082,762	51,989,022	$923,664,050

Shares issued to shareholders in reinvestment of distributions
Class A	679,550	$10,569,052	3,451,544	$53,476,462	986,659	$17,834,864	7,115,780	$126,045,073
Class B	32,715	506,582	283,886	4,375,963	31,441	563,626	564,555	9,901,970
Class C	166,266	2,550,329	1,448,856	22,129,733	122,493	2,181,724	2,313,065	40,292,838
Class I	174,013	2,731,102	672,030	10,498,780	83,281	1,526,318	468,449	8,407,948
Class R1	4,052	60,928	33,895	507,545	4,251	74,111	66,372	1,132,273
Class R2	31,648	478,664	202,158	3,045,831	41,679	737,356	398,894	6,920,599
Class R3	60,772	937,599	376,045	5,778,932	101,110	1,812,558	865,223	15,205,867
Class R4	121,249	1,886,883	497,801	7,711,281	110,839	2,000,747	703,328	12,441,683
Class 529A	71,959	1,113,546	336,618	5,188,097	75,445	1,357,036	540,180	9,520,621
Class 529B	2,115	32,246	17,072	259,054	1,326	23,542	27,188	471,992
Class 529C	12,868	195,494	113,891	1,722,493	9,926	174,793	174,726	3,012,226
	1,357,207	$21,062,425	7,433,796	$114,694,171	1,568,450	$28,286,675	13,237,760	$233,353,090

Shares reacquired
Class A	(8,235,103)	$(127,778,889)	(18,684,822)	$(291,558,403)	(13,095,506)	$(235,119,132)	(35,125,008)	$(625,323,754)
Class B	(964,695)	(14,853,213)	(2,184,250)	(33,904,406)	(1,597,245)	(28,335,824)	(3,870,244)	(68,273,257)
Class C	(4,211,083)	(64,288,084)	(12,952,785)	(198,601,423)	(5,929,499)	(104,562,074)	(21,595,075)	(377,258,374)
Class I	(2,948,927)	(46,086,519)	(3,497,953)	(55,006,350)	(2,493,456)	(45,170,564)	(4,552,004)	(82,164,760)
Class R1	(149,339)	(2,243,304)	(341,693)	(5,148,746)	(121,279)	(2,090,128)	(597,515)	(10,200,823)
Class R2	(1,107,581)	(16,564,439)	(2,203,994)	(33,461,989)	(1,657,312)	(29,085,378)	(3,433,807)	(59,973,913)
Class R3	(1,388,742)	(21,377,278)	(4,482,750)	(69,598,615)	(3,384,121)	(60,585,707)	(7,303,155)	(129,561,374)
Class R4	(1,223,961)	(18,956,400)	(2,107,254)	(32,906,707)	(1,695,023)	(30,395,360)	(4,500,201)	(79,959,965)
Class 529A	(2,196,953)	(33,742,481)	(3,225,781)	(50,096,124)	(2,058,594)	(36,606,622)	(3,649,445)	(64,735,960)
Class 529B	(152,826)	(2,310,712)	(268,403)	(4,105,810)	(128,536)	(2,249,869)	(389,992)	(6,807,344)
Class 529C	(754,970)	(11,373,623)	(1,936,039)	(29,432,141)	(701,173)	(12,203,691)	(1,612,568)	(27,930,126)
	(23,334,180)	$(359,574,942)	(51,885,724)	$(803,820,714)	(32,861,744)	$(586,404,349)	(86,629,014)	$(1,532,189,650)

Notes to Financial Statements (unaudited) – continued

	MFS Conservative Allocation Fund – continued				MFS Moderate Allocation Fund – continued
	Six Months Ended 11/30/18		Year ended 5/31/18		Six Months Ended 11/30/18		Year ended 5/31/18
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net change
Class A	(2,192,571)	$(34,039,693)	(985,122)	$(16,289,565)	(3,468,761)	$(61,983,105)	(5,350,755)	$(95,622,731)
Class B	(724,364)	(11,146,639)	(1,386,162)	(21,546,756)	(1,272,158)	(22,581,933)	(2,518,958)	(44,505,235)
Class C	(1,696,212)	(25,911,325)	(6,693,983)	(102,504,475)	(2,853,320)	(50,289,877)	(12,819,957)	(223,818,397)
Class I	930,390	14,652,968	5,476,479	86,116,537	726,291	13,653,602	2,977,766	53,766,728
Class R1	(104,780)	(1,574,201)	(126,254)	(1,894,947)	9,176	160,622	(260,386)	(4,439,705)
Class R2	(390,238)	(5,828,253)	(886,952)	(13,505,244)	(1,170,145)	(20,496,577)	(1,772,282)	(31,043,485)
Class R3	(178,947)	(2,789,931)	(2,248,952)	(35,081,424)	(1,851,695)	(33,213,300)	(2,374,053)	(42,580,400)
Class R4	1,434,886	22,426,948	3,894,294	61,393,931	774,673	14,119,703	454,669	8,230,436
Class 529A	159,944	2,472,207	1,463,493	22,657,010	(265,869)	(4,693,031)	804,082	14,273,381
Class 529B	(67,976)	(1,027,953)	35,492	533,362	(46,765)	(817,512)	(203,504)	(3,553,852)
Class 529C	(1,743)	(11,119)	(374,386)	(5,638,787)	(51,039)	(893,504)	(338,854)	(5,879,250)
	(2,831,611)	$(42,776,991)	(1,832,053)	$(25,760,358)	(9,469,612)	$(167,034,912)	(21,402,232)	$(375,172,510)

	MFS Growth Allocation Fund				MFS Aggressive Growth Allocation Fund
	Six Months Ended 11/30/18		Year ended 5/31/18		Six Months Ended 11/30/18		Year ended 5/31/18
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	6,598,991	$139,257,266	19,332,962	$399,768,130	2,164,981	$51,767,454	6,549,544	$151,990,322
Class B	267,514	5,577,254	729,580	14,925,632	118,890	2,791,583	267,287	6,065,906
Class C	2,187,970	45,112,554	4,912,805	99,456,035	804,687	18,671,534	1,760,292	39,683,282
Class I	2,323,908	49,752,717	3,505,055	72,915,980	1,096,765	26,685,910	2,105,808	49,407,785
Class R1	81,288	1,643,933	184,306	3,652,200	43,191	989,432	124,881	2,758,786
Class R2	306,677	6,319,490	872,354	17,521,176	239,570	5,638,594	498,554	11,217,316
Class R3	717,251	15,056,208	1,723,519	35,201,863	351,581	8,410,246	1,133,149	25,818,646
Class R4	1,629,030	34,392,110	2,585,008	53,448,284	814,033	19,580,442	1,336,578	31,034,194
Class 529A	1,236,877	25,755,166	2,683,158	55,067,948	566,343	13,468,626	1,268,966	29,202,561
Class 529B	41,702	856,600	108,164	2,188,804	17,398	405,563	44,413	998,584
Class 529C	261,276	5,314,098	694,236	13,880,105	134,594	3,094,292	226,302	5,029,323
	15,652,484	$329,037,396	37,331,147	$768,026,157	6,352,033	$151,503,676	15,315,774	$353,206,705

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	6,064,903	$124,451,804	—	$—	1,317,291	$30,389,955
Class B	—	—	436,088	8,883,122	—	—	91,961	2,093,950
Class C	—	—	1,773,566	35,737,349	—	—	394,711	8,896,795
Class I	—	—	283,526	5,863,313	—	—	142,297	3,334,015
Class R1	—	—	65,319	1,290,054	—	—	24,873	552,678
Class R2	—	—	366,200	7,349,635	—	—	117,560	2,658,022
Class R3	—	—	535,807	10,898,310	—	—	256,137	5,860,415
Class R4	—	—	505,916	10,366,223	—	—	140,265	3,242,931
Class 529A	—	—	517,390	10,534,053	—	—	236,141	5,409,982
Class 529B	—	—	24,350	491,142	—	—	7,540	169,733
Class 529C	—	—	156,584	3,114,190	—	—	53,498	1,188,732
	—	$—	10,729,649	$218,979,195	—	$—	2,782,274	$63,797,208

Notes to Financial Statements (unaudited) – continued

	MFS Growth Allocation Fund – continued				MFS Aggressive Growth Allocation Fund – continued
	Six Months Ended 11/30/18		Year ended 5/31/18		Six Months Ended 11/30/18		Year ended 5/31/18
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(9,292,320)	$(196,326,490)	(27,718,170)	$(571,196,996)	(2,996,966)	$(71,990,813)	(7,245,427)	$(166,487,635)
Class B	(1,117,258)	(23,290,954)	(2,855,938)	(58,467,605)	(316,726)	(7,462,696)	(766,601)	(17,459,569)
Class C	(3,884,327)	(80,173,079)	(17,327,555)	(350,376,702)	(1,091,211)	(25,382,220)	(5,188,248)	(116,914,186)
Class I	(1,136,924)	(24,115,525)	(2,105,434)	(43,913,793)	(715,498)	(17,247,328)	(1,378,683)	(32,135,277)
Class R1	(185,034)	(3,768,640)	(488,487)	(9,595,747)	(86,957)	(2,000,723)	(193,508)	(4,220,839)
Class R2	(887,888)	(18,307,170)	(2,777,542)	(56,149,907)	(389,492)	(9,162,876)	(1,203,280)	(27,200,411)
Class R3	(1,309,248)	(27,319,410)	(4,431,339)	(91,380,928)	(979,292)	(23,161,651)	(2,091,868)	(48,019,652)
Class R4	(1,350,011)	(28,536,332)	(4,351,886)	(89,376,764)	(513,581)	(12,338,175)	(918,480)	(21,182,099)
Class 529A	(1,363,649)	(28,396,827)	(2,518,184)	(51,642,013)	(670,708)	(15,822,253)	(1,216,185)	(27,806,555)
Class 529B	(83,859)	(1,728,021)	(187,496)	(3,798,191)	(28,212)	(651,260)	(85,899)	(1,926,358)
Class 529C	(582,976)	(11,809,093)	(1,228,973)	(24,560,118)	(180,512)	(4,139,627)	(531,795)	(11,810,331)
	(21,193,494)	$(443,771,541)	(65,991,004)	$(1,350,458,764)	(7,969,155)	$(189,359,622)	(20,819,974)	$(475,162,912)

Net change
Class A	(2,693,329)	$(57,069,224)	(2,320,305)	$(46,977,062)	(831,985)	$(20,223,359)	621,408	$15,892,642
Class B	(849,744)	(17,713,700)	(1,690,270)	(34,658,851)	(197,836)	(4,671,113)	(407,353)	(9,299,713)
Class C	(1,696,357)	(35,060,525)	(10,641,184)	(215,183,318)	(286,524)	(6,710,686)	(3,033,245)	(68,334,109)
Class I	1,186,984	25,637,192	1,683,147	34,865,500	381,267	9,438,582	869,422	20,606,523
Class R1	(103,746)	(2,124,707)	(238,862)	(4,653,493)	(43,766)	(1,011,291)	(43,754)	(909,375)
Class R2	(581,211)	(11,987,680)	(1,538,988)	(31,279,096)	(149,922)	(3,524,282)	(587,166)	(13,325,073)
Class R3	(591,997)	(12,263,202)	(2,172,013)	(45,280,755)	(627,711)	(14,751,405)	(702,582)	(16,340,591)
Class R4	279,019	5,855,778	(1,260,962)	(25,562,257)	300,452	7,242,267	558,363	13,095,026
Class 529A	(126,772)	(2,641,661)	682,364	13,959,988	(104,365)	(2,353,627)	288,922	6,805,988
Class 529B	(42,157)	(871,421)	(54,982)	(1,118,245)	(10,814)	(245,697)	(33,946)	(758,041)
Class 529C	(321,700)	(6,494,995)	(378,153)	(7,565,823)	(45,918)	(1,045,335)	(251,995)	(5,592,276)
	(5,541,010)	$(114,734,145)	(17,930,208)	$(363,453,412)	(1,617,122)	$(37,855,946)	(2,721,926)	$(58,158,999)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended November 30, 2018, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Commitment Fee	$8,401	$16,653	$14,579	$5,171
Interest Expense	—	—	—	—

Notes to Financial Statements (unaudited) – continued

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

		MFS Conservative Allocation Fund
Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund		9,649,421	528,440	(170,321)	10,007,540
MFS Emerging Markets Debt Fund		6,125,201	282,977	(100,855)	6,307,323
MFS Emerging Markets Debt Local Currency Fund		8,309,907	1,053,952	(233,752)	9,130,107
MFS Global Bond Fund		16,588,859	762,189	(294,049)	17,056,999
MFS Global Real Estate Fund		3,829,314	75,509	(273,554)	3,631,269
MFS Government Securities Fund		30,865,745	717,120	(881,555)	30,701,310
MFS Growth Fund		1,705,142	37,258	(157,499)	1,584,901
MFS High Income Fund		44,146,859	1,264,395	(1,416,555)	43,994,699
MFS Inflation-Adjusted Bond Fund		28,894,849	846,589	(614,001)	29,127,437
MFS Institutional Money Market Portfolio		547,976	37,403,446	(36,145,930)	1,805,492
MFS International Growth Fund		1,723,024	52,267	(45,138)	1,730,153
MFS International Value Fund		1,360,800	28,525	(30,620)	1,358,705
MFS Limited Maturity Fund		49,927,151	797,506	(1,703,378)	49,021,279
MFS Mid Cap Growth Fund		6,437,551	131,285	(603,827)	5,965,009
MFS Mid Cap Value Fund		4,970,849	84,486	(228,624)	4,826,711
MFS New Discovery Fund		888,326	29,772	(79,817)	838,281
MFS New Discovery Value Fund		1,862,523	90,722	(144,071)	1,809,174
MFS Research Fund		4,114,421	39,013	(310,582)	3,842,852
MFS Research International Fund		6,096,181	279,753	(61,201)	6,314,733
MFS Total Return Bond Fund		42,371,776	940,997	(1,060,319)	42,252,454
MFS Value Fund		4,484,016	63,215	(240,950)	4,306,281

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(549,066)	$(5,758,936)	$—	$—	$55,141,545
MFS Emerging Markets Debt Fund	(129,944)	(3,801,285)	—	2,100,096	85,653,451
MFS Emerging Markets Debt Local Currency Fund	(419,808)	(3,183,322)	—	1,495,714	57,976,177
MFS Global Bond Fund	(566,034)	(5,377,474)	—	1,821,270	143,108,224
MFS Global Real Estate Fund	191,625	1,512,159	—	—	57,918,749
MFS Government Securities Fund	(922,190)	(3,758,787)	—	3,985,468	288,592,311
MFS Growth Fund	10,742,593	(9,291,403)	320,829	486,989	167,888,499
MFS High Income Fund	(316,564)	(3,192,378)	—	3,835,220	142,542,825
MFS Inflation-Adjusted Bond Fund	(732,289)	(8,908,939)	—	4,732,514	287,487,804
MFS Institutional Money Market Portfolio	(323)	55	—	14,632	1,805,492
MFS International Growth Fund	369,650	(3,861,619)	—	—	55,676,341
MFS International Value Fund	245,449	(2,531,263)	—	—	56,182,433
MFS Limited Maturity Fund	(518,587)	(480,936)	—	3,560,999	287,754,906
MFS Mid Cap Growth Fund	6,465,991	(4,632,781)	—	—	111,903,565
MFS Mid Cap Value Fund	1,771,840	(2,686,424)	—	—	113,331,181
MFS New Discovery Fund	1,206,950	(1,914,644)	—	—	27,789,003
MFS New Discovery Value Fund	615,731	(1,603,587)	342,241	303,703	28,006,019
MFS Research Fund	2,848,065	2,121,718	—	—	170,392,070
MFS Research International Fund	14,766	(9,224,065)	—	—	110,192,096
MFS Total Return Bond Fund	(637,802)	(8,755,694)	—	6,764,576	430,975,027
MFS Value Fund	332,367	5,878,807	—	1,695,946	173,026,367
	$20,012,420	$(69,450,798)	$663,070	$30,797,127	$2,853,344,085

Notes to Financial Statements (unaudited) – continued

		MFS Moderate Allocation Fund
Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund		28,010,861	1,833,004	(1,186,186)	28,657,679
MFS Emerging Markets Debt Fund		11,746,040	754,362	(459,524)	12,040,878
MFS Emerging Markets Debt Local Currency Fund		15,633,262	2,443,818	(690,252)	17,386,828
MFS Global Bond Fund		31,694,452	1,709,912	(901,548)	32,502,816
MFS Global Real Estate Fund		11,137,837	88,039	(857,018)	10,368,858
MFS Government Securities Fund		59,530,907	1,400,533	(2,461,921)	58,469,519
MFS Growth Fund		4,400,811	29,915	(376,727)	4,053,999
MFS High Income Fund		85,360,038	2,425,566	(3,741,171)	84,044,433
MFS Inflation-Adjusted Bond Fund		39,036,322	1,053,348	(1,265,908)	38,823,762
MFS Institutional Money Market Portfolio		2,634,213	66,224,536	(66,420,950)	2,437,799
MFS International Growth Fund		5,001,585	84,728	(119,314)	4,966,999
MFS International New Discovery Fund		1,553,131	41,429	(6,153)	1,588,407
MFS International Value Fund		3,959,973	32,544	(76,214)	3,916,303
MFS Mid Cap Growth Fund		21,810,891	84,167	(1,923,239)	19,971,819
MFS Mid Cap Value Fund		16,845,717	52,970	(689,651)	16,209,036
MFS New Discovery Fund		2,575,990	24,577	(216,354)	2,384,213
MFS New Discovery Value Fund		5,404,668	153,058	(384,562)	5,173,164
MFS Research Fund		10,621,984	6,217	(771,776)	9,856,425
MFS Research International Fund		17,694,941	614,758	(241,119)	18,068,580
MFS Total Return Bond Fund		43,552,221	1,143,941	(1,735,652)	42,960,510
MFS Value Fund		11,607,159	154,912	(762,575)	10,999,496

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(4,334,999)	$(13,908,178)	$—	$—	$157,903,808
MFS Emerging Markets Debt Fund	(604,440)	(6,978,516)	—	4,080,439	163,515,127
MFS Emerging Markets Debt Local Currency Fund	(1,220,032)	(5,881,365)	—	2,934,282	110,406,360
MFS Global Bond Fund	(1,747,149)	(9,729,435)	—	3,524,808	272,698,630
MFS Global Real Estate Fund	595,730	4,264,502	—	—	165,383,291
MFS Government Securities Fund	(2,662,625)	(6,400,520)	—	7,677,425	549,613,474
MFS Growth Fund	23,634,011	(20,526,295)	812,305	1,233,004	429,440,078
MFS High Income Fund	(1,136,530)	(5,632,396)	—	7,415,283	272,303,963
MFS Inflation-Adjusted Bond Fund	(1,505,738)	(11,482,675)	—	6,370,050	383,190,527
MFS Institutional Money Market Portfolio	(553)	30	—	25,702	2,437,799
MFS International Growth Fund	623,037	(10,821,829)	—	—	159,838,018
MFS International New Discovery Fund	25,867	(5,305,405)	—	—	52,814,521
MFS International Value Fund	921,307	(7,630,492)	—	—	161,939,150
MFS Mid Cap Growth Fund	18,934,100	(13,159,960)	—	—	374,671,325
MFS Mid Cap Value Fund	5,555,210	(8,760,394)	—	—	380,588,163
MFS New Discovery Fund	2,400,207	(4,537,762)	—	—	79,036,648
MFS New Discovery Value Fund	1,336,664	(4,224,100)	988,486	877,178	80,080,586
MFS Research Fund	7,620,850	(8,272,414)	—	—	437,033,906
MFS Research International Fund	94,282	4,910,924	—	—	315,296,715
MFS Total Return Bond Fund	(1,404,457)	(26,773,511)	—	6,961,948	438,197,198
MFS Value Fund	4,397,962	11,566,797	—	4,411,193	441,959,760
	$51,522,704	$(149,282,994)	$1,800,791	$45,511,312	$5,428,349,047

Notes to Financial Statements (unaudited) – continued

		MFS Growth Allocation Fund
Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund		32,586,962	1,860,871	(960,495)	33,487,338
MFS Emerging Markets Debt Fund		10,136,844	778,481	(290,920)	10,624,405
MFS Emerging Markets Debt Local Currency Fund		13,447,827	2,229,592	(332,379)	15,345,040
MFS Emerging Markets Equity Fund		1,307,326	101,483	(3,997)	1,404,812
MFS Global Bond Fund		10,938,228	709,166	(217,262)	11,430,132
MFS Global Real Estate Fund		12,938,279	63,874	(766,239)	12,235,914
MFS Growth Fund		5,287,927	34,158	(369,546)	4,952,539
MFS High Income Fund		73,947,753	2,735,786	(2,432,623)	74,250,916
MFS Inflation-Adjusted Bond Fund		24,110,048	800,992	(517,309)	24,393,731
MFS Institutional Money Market Portfolio		8,851,457	57,902,425	(55,690,499)	11,063,383
MFS International Growth Fund		7,272,340	87,542	(92,595)	7,267,287
MFS International New Discovery Fund		2,700,408	77,212	(3,317)	2,774,303
MFS International Value Fund		5,737,014	44,988	(33,805)	5,748,197
MFS Mid Cap Growth Fund		24,487,000	49,614	(1,733,175)	22,803,439
MFS Mid Cap Value Fund		18,884,107	14,624	(533,815)	18,364,916
MFS New Discovery Fund		3,004,903	16,043	(214,025)	2,806,921
MFS New Discovery Value Fund		6,295,418	147,249	(356,135)	6,086,532
MFS Research Fund		9,269,917	1,100	(543,151)	8,727,866
MFS Research International Fund		17,983,427	602,566	(121,981)	18,464,012
MFS Total Return Bond Fund		14,114,270	538,896	(425,147)	14,228,019
MFS Value Fund		13,882,418	236,093	(670,993)	13,447,518

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(3,963,257)	$(17,440,325)	$—	$—	$184,515,234
MFS Emerging Markets Debt Fund	(391,207)	(6,235,305)	—	3,564,978	144,279,417
MFS Emerging Markets Debt Local Currency Fund	(592,957)	(5,570,574)	—	2,554,944	97,441,007
MFS Emerging Markets Equity Fund	(3,513)	(5,716,386)	—	—	45,937,348
MFS Global Bond Fund	(438,272)	(3,560,182)	—	1,228,756	95,898,812
MFS Global Real Estate Fund	465,724	5,181,713	—	—	195,162,825
MFS Growth Fund	23,536,171	(20,466,808)	975,769	1,481,126	524,622,447
MFS High Income Fund	(807,022)	(5,184,305)	—	6,496,347	240,572,967
MFS Inflation-Adjusted Bond Fund	(681,313)	(7,408,041)	—	3,970,881	240,766,123
MFS Institutional Money Market Portfolio	179	964	—	112,911	11,063,382
MFS International Growth Fund	386,592	(15,387,035)	—	—	233,861,306
MFS International New Discovery Fund	819	(9,224,722)	—	—	92,245,575
MFS International Value Fund	27,502	(9,989,114)	—	—	237,687,934
MFS Mid Cap Growth Fund	16,691,086	(10,760,412)	—	—	427,792,515
MFS Mid Cap Value Fund	2,448,639	(6,353,040)	—	—	431,208,240
MFS New Discovery Fund	2,307,058	(4,914,030)	—	—	93,049,441
MFS New Discovery Value Fund	1,198,572	(4,667,751)	1,154,043	1,024,092	94,219,511
MFS Research Fund	2,958,930	7,659,415	—	—	386,993,581
MFS Research International Fund	57,194	(27,367,356)	—	—	322,197,009
MFS Total Return Bond Fund	(326,105)	(2,836,282)	—	2,281,589	145,125,791
MFS Value Fund	500,532	18,410,575	—	5,328,924	540,321,263
	$43,375,352	$(131,829,001)	$2,129,812	$28,044,548	$4,784,961,728

Notes to Financial Statements (unaudited) – continued

		MFS Aggressive Growth Allocation Fund
Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund		14,643,292	919,327	(524,277)	15,038,342
MFS Emerging Markets Equity Fund		948,847	81,622	—	1,030,469
MFS Global Real Estate Fund		5,822,775	21,563	(377,584)	5,466,754
MFS Growth Fund		2,240,542	16,404	(139,586)	2,117,360
MFS Institutional Money Market Portfolio		185,925	19,913,790	(19,647,622)	452,093
MFS International Growth Fund		4,176,237	78,906	(8,849)	4,246,294
MFS International New Discovery Fund		1,943,880	83,331	—	2,027,211
MFS International Value Fund		3,308,059	35,627	(10,314)	3,333,372
MFS Mid Cap Growth Fund		9,766,861	27,298	(585,509)	9,208,650
MFS Mid Cap Value Fund		7,542,504	21,210	(187,225)	7,376,489
MFS New Discovery Fund		1,343,722	18,890	(71,646)	1,290,966
MFS New Discovery Value Fund		2,822,326	77,715	(128,464)	2,771,577
MFS Research Fund		3,745,678	71	(215,186)	3,530,563
MFS Research International Fund		7,383,613	314,755	—	7,698,368
MFS Value Fund		5,876,074	88,808	(291,113)	5,673,769

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(1,982,463)	$(7,554,956)	$—	$—	$82,861,266
MFS Emerging Markets Equity Fund	—	(4,091,358)	—	—	33,696,317
MFS Global Real Estate Fund	114,216	2,394,534	—	—	87,194,724
MFS Growth Fund	9,156,727	(7,712,838)	424,451	644,277	224,291,942
MFS Institutional Money Market Portfolio	(106)	—	—	4,592	452,093
MFS International Growth Fund	7,154	(8,756,541)	—	—	136,645,740
MFS International New Discovery Fund	—	(6,663,987)	—	—	67,404,763
MFS International Value Fund	(27,900)	(5,782,248)	—	—	137,834,930
MFS Mid Cap Growth Fund	3,028,033	(567,100)	—	—	172,754,271
MFS Mid Cap Value Fund	70,200	(1,689,497)	—	—	173,199,975
MFS New Discovery Fund	765,572	(1,931,652)	—	—	42,795,513
MFS New Discovery Value Fund	87,358	(1,666,123)	527,009	467,665	42,904,020
MFS Research Fund	635,702	3,684,450	—	—	156,545,162
MFS Research International Fund	—	(11,314,280)	—	—	134,336,525
MFS Value Fund	(199,509)	8,046,536	—	2,262,869	227,972,030
	$11,654,984	$(43,605,060)	$951,460	$3,379,403	$1,720,889,271

(8)	Subsequent Event

Effective on or about June 1, 2019, purchases of the funds’ Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see each fund’s prospectus for details.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2018 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2017 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

MFS Conservative Allocation Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2017 relative to the Broadridge performance universe.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Moderate Allocation Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return

Board Review of Investment Advisory Agreement – continued

performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2017 relative to the Broadridge performance universe.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Growth Allocation Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2017 relative to the Broadridge performance universe.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Aggressive Growth Allocation Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2017 relative to the Broadridge performance universe.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

General

Because of the passage of time, the performance results stated above may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”).

In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes expense limitations for the Aggressive Growth Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund, each of which may not be changed without the Trustee’s approval. The Trustees also considered that according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year): (i) the MFS Aggressive Growth Allocation Fund’s total expense ratio was lower than the Broadridge expense group median; (ii) the MFS Conservative Allocation Fund’s total expense ratio was lower than the Broadridge expense group median; (iii) the MFS Growth Allocation Fund’s total expense ratio was lower than the Broadridge expense group median; and (iv) the MFS Moderate Allocation Fund’s total expense

Board Review of Investment Advisory Agreement – continued

ratio was lower than the Broadridge expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Funds’ investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2018.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

November 30, 2018

MFS® Blended Research®

Growth Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

BRW-SEM

MFS® Blended Research® Growth Equity Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Higher bond yields, international trade friction, and geopolitical uncertainty have contributed to an uptick in market volatility in recent quarters — a departure from the low-volatility environment that prevailed for much of 2017. Against this more challenging backdrop, equity markets in the United States have outperformed most international markets on a relative basis, though returns have been modest year to date on an absolute basis. Global economic growth has become less synchronized over the past few months, with Europe, China, and some emerging markets having shown signs of slowing growth while U.S. growth has remained above average.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains fairly accommodative around the world, with many central banks taking only tentative steps toward tighter policies.

U.S. tax reforms adopted in late 2017 have been welcomed by equity markets while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. With the Republicans losing control of the U.S. House of Representatives, further meaningful U.S. fiscal stimulus appears less likely. A partial U.S. government shutdown, beginning in late 2018, also added to political uncertainty. Globally, inflation remains largely subdued, but tight labor markets and moderate global demand have investors on the lookout for its potential reappearance. Increased U.S. protectionism is also a growing concern, as investors fear trade disputes could dampen business sentiment, leading to even slower global growth. While there has been progress on this front — a NAFTA replacement has been agreed upon between the U.S., Mexico, and Canada; the free trade pact with Korea has been updated; and a negotiating framework with the European Union has been agreed upon — tensions over trade with China remain quite high.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 15, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Microsoft Corp.	7.3%
Amazon.com, Inc.	6.3%
Apple, Inc.	5.7%
Alphabet, Inc., “C”	2.9%
Boeing Co.	2.7%
Adobe Systems, Inc.	2.5%
Alphabet, Inc., “A”	2.4%
Union Pacific Corp.	2.1%
Mastercard, Inc., “A”	2.0%
Facebook, Inc., “A”	1.9%

GICS equity sectors
Information Technology	31.7%
Consumer Discretionary	17.2%
Health Care	13.7%
Industrials	9.7%
Communication Services	8.9%
Consumer Staples	8.3%
Financials	3.0%
Real Estate	2.4%
Materials	1.9%
Utilities	1.3%
Energy	0.7%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Percentages are based on net assets as of November 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2018 through November 30, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2018 through November 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/18	Ending Account Value 11/30/18	Expenses Paid During Period (p) 6/01/18-11/30/18
A	Actual	0.74%	$1,000.00	$992.90	$3.70
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
B	Actual	1.49%	$1,000.00	$989.25	$7.43
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
C	Actual	1.49%	$1,000.00	$989.25	$7.43
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
I	Actual	0.49%	$1,000.00	$994.35	$2.45
	Hypothetical (h)	0.49%	$1,000.00	$1,022.61	$2.48
R1	Actual	1.49%	$1,000.00	$989.25	$7.43
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
R2	Actual	0.99%	$1,000.00	$991.49	$4.94
	Hypothetical (h)	0.99%	$1,000.00	$1,020.10	$5.01
R3	Actual	0.74%	$1,000.00	$993.64	$3.70
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
R4	Actual	0.49%	$1,000.00	$993.65	$2.45
	Hypothetical (h)	0.49%	$1,000.00	$1,022.61	$2.48
R6	Actual	0.39%	$1,000.00	$994.36	$1.95
	Hypothetical (h)	0.39%	$1,000.00	$1,023.11	$1.98

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

11/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.8%
Issuer	Shares/Par	Value ($)
Aerospace - 3.6%
Boeing Co.	14,299	$4,958,321
Textron, Inc.	28,629	1,607,232

		$6,565,553
Airlines - 1.2%
Delta Air Lines, Inc.	36,308	$2,204,259

Automotive - 0.9%
Lear Corp.	11,818	$1,610,202

Biotechnology - 4.7%
Amgen, Inc.	3,815	$794,474
Biogen, Inc. (a)	9,078	3,029,510
Celgene Corp. (a)	22,921	1,655,355
Illumina, Inc. (a)	2,990	1,009,125
Incyte Corp. (a)	2,582	165,893
Vertex Pharmaceuticals, Inc. (a)	10,681	1,931,018

		$8,585,375
Broadcasting - 0.2%
Netflix, Inc. (a)	1,388	$397,148

Business Services - 5.5%
Accenture PLC, “A”	13,935	$2,292,586
Cognizant Technology Solutions Corp., “A”	32,281	2,299,375
DXC Technology Co.	28,769	1,813,598
Fidelity National Information Services, Inc.	12,363	1,334,586
First Data Corp. (a)	53,346	1,017,842
WEX, Inc. (a)	8,030	1,244,409

		$10,002,396
Chemicals - 1.9%
CF Industries Holdings, Inc.	45,755	$1,930,404
Eastman Chemical Co.	18,404	1,450,603

		$3,381,007
Computer Software - 11.9%
Adobe, Inc. (a)	17,772	$4,458,817
Microsoft Corp.	119,072	13,203,894

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - continued
Okta, Inc. (a)	8,524	$542,553
Salesforce.com, Inc. (a)	24,179	3,451,794

		$21,657,058
Computer Software - Systems - 6.2%
Apple, Inc.	58,266	$10,405,142
Western Digital Corp.	20,161	915,108

		$11,320,250
Construction - 0.3%
Toll Brothers, Inc.	15,326	$505,298

Consumer Products - 1.2%
Kimberly-Clark Corp.	18,146	$2,093,504

Consumer Services - 1.8%
Bookings Holdings, Inc. (a)	1,723	$3,259,709

Electrical Equipment - 0.1%
W.W. Grainger, Inc.	572	$179,631

Electronics - 2.8%
Broadcom, Inc.	3,139	$745,230
Lam Research Corp.	4,279	671,632
NVIDIA Corp.	15,980	2,611,611
Texas Instruments, Inc.	10,546	1,053,018

		$5,081,491
Energy - Independent - 0.7%
Marathon Petroleum Corp.	19,194	$1,250,681

Food & Beverages - 3.2%
General Mills, Inc.	31,803	$1,345,585
PepsiCo, Inc.	23,817	2,904,245
Tyson Foods, Inc., “A”	27,434	1,617,234

		$5,867,064
Gaming & Lodging - 1.3%
Marriott International, Inc., “A”	20,199	$2,323,491

Health Maintenance Organizations - 2.6%
Humana Inc.	3,711	$1,222,663
UnitedHealth Group, Inc.	6,269	1,763,846

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Health Maintenance Organizations - continued
WellCare Health Plans, Inc. (a)	6,777	$1,727,322

		$4,713,831
Insurance - 0.8%
MetLife, Inc.	31,549	$1,408,032

Internet - 8.0%
Alphabet, Inc., “A” (a)	3,876	$4,301,003
Alphabet, Inc., “C” (a)	4,820	5,275,153
Facebook, Inc., “A” (a)	25,120	3,532,123
Godaddy, Inc. (a)	21,664	1,413,793

		$14,522,072
Leisure & Toys - 1.8%
Brunswick Corp.	12,381	$656,688
Electronic Arts, Inc. (a)	21,546	1,811,372
Take-Two Interactive Software, Inc. (a)	7,052	773,393

		$3,241,453
Machinery & Tools - 2.3%
Allison Transmission Holdings, Inc.	18,829	$887,035
Eaton Corp. PLC	4,848	373,005
Illinois Tool Works, Inc.	11,741	1,632,586
Ingersoll-Rand Co. Ltd., “A”	13,033	1,349,176

		$4,241,802
Major Banks - 0.7%
Bank of America Corp.	43,244	$1,228,130

Medical & Health Technology & Services - 3.2%
HCA Healthcare, Inc.	18,252	$2,628,105
McKesson Corp.	4,748	591,126
Walgreens Boots Alliance, Inc.	30,386	2,572,783

		$5,792,014
Medical Equipment - 2.2%
Abiomed, Inc. (a)	5,571	$1,853,360
Align Technology, Inc. (a)	6,839	1,572,218
DexCom, Inc. (a)	2,323	301,038
Edwards Lifesciences Corp. (a)	2,119	343,299

		$4,069,915
Network & Telecom - 1.1%
Cisco Systems, Inc.	40,360	$1,932,033

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - 5.0%
Discover Financial Services	26,705	$1,904,067
Mastercard, Inc., “A”	18,321	3,683,803
Synchrony Financial	36,874	957,987
Visa, Inc., “A”	17,509	2,481,200

		$9,027,057
Pharmaceuticals - 2.4%
Bristol-Myers Squibb Co.	44,706	$2,389,983
Eli Lilly & Co.	15,848	1,880,206

		$4,270,189
Railroad & Shipping - 2.1%
Union Pacific Corp.	24,651	$3,790,831

Real Estate - 2.4%
Extra Space Storage, Inc., REIT	3,382	$324,604
Life Storage, Inc., REIT	13,871	1,354,365
Simon Property Group, Inc., REIT	14,904	2,767,524

		$4,446,493
Restaurants - 2.7%
Chipotle Mexican Grill, Inc., “A” (a)	2,046	$968,188
Domino’s Pizza, Inc.	7,441	2,063,538
Starbucks Corp.	28,765	1,919,201

		$4,950,927
Specialty Stores - 10.7%
Advance Auto Parts, Inc.	3,919	$696,445
Amazon.com, Inc. (a)	6,790	11,476,254
Best Buy Co., Inc.	3,695	238,660
Costco Wholesale Corp.	6,364	1,471,866
Home Depot, Inc.	6,840	1,233,389
Lululemon Athletica, Inc. (a)	6,623	877,879
Michaels Co., Inc. (a)	4,579	77,706
Ross Stores, Inc.	2,934	257,018
TJX Cos., Inc.	43,792	2,139,239
Urban Outfitters, Inc. (a)	26,642	1,014,794

		$19,483,250
Tobacco - 1.7%
Altria Group, Inc.	18,412	$1,009,530
Philip Morris International, Inc.	24,338	2,105,967

		$3,115,497

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Trucking - 0.3%
Expeditors International of Washington, Inc.	8,301	$631,623

Utilities - Electric Power - 1.3%
AES Corp.	86,858	$1,345,431
NRG Energy, Inc.	25,259	970,703

		$2,316,134
Total Common Stocks (Identified Cost, $152,364,367)		$179,465,400

Investment Companies (h) - 1.1%
Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 2.31% (v) (Identified Cost, $1,976,230)	1,976,427	$1,976,427

Other Assets, Less Liabilities - 0.1%		236,566
Net Assets - 100.0%		$181,678,393

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,976,427 and $179,465,400, respectively.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $152,364,367)	$179,465,400
Investments in affiliated issuers, at value (identified cost, $1,976,230)	1,976,427
Receivables for
Investments sold	2,450,361
Fund shares sold	78,430
Dividends	223,190
Receivable from investment adviser	22,067
Total assets	$184,215,875
Liabilities
Payables for
Investments purchased	$2,405,281
Fund shares reacquired	109,553
Payable to affiliates
Shareholder servicing costs	18,864
Distribution and service fees	736
Payable for independent Trustees’ compensation	300
Accrued expenses and other liabilities	2,748
Total liabilities	$2,537,482
Net assets	$181,678,393
Net assets consist of
Paid-in capital	$141,777,138
Total distributable earnings (loss)	39,901,255
Net assets	$181,678,393
Shares of beneficial interest outstanding	12,914,335

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$50,189,615	3,587,281	$13.99
Class B	436,488	31,629	13.80
Class C	630,627	45,705	13.80
Class I	800,317	56,812	14.09
Class R1	166,037	12,033	13.80
Class R2	97,138	6,949	13.98
Class R3	71,294	5,076	14.05
Class R4	71,868	5,103	14.08
Class R6	129,215,009	9,163,747	14.10

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.84 [100 / 94.25 x $13.99]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$1,105,929
Dividends from affiliated issuers	20,306
Other	5,265
Total investment income	$1,131,500
Expenses
Management fee	$375,770
Distribution and service fees	74,396
Shareholder servicing costs	30,230
Administrative services fee	18,282
Independent Trustees’ compensation	1,881
Custodian fee	7,172
Shareholder communications	4,764
Audit and tax fees	26,956
Legal fees	753
Registration fees	60,142
Miscellaneous	13,404
Total expenses	$613,750
Reduction of expenses by investment adviser and distributor	(142,832)
Net expenses	$470,918
Net investment income (loss)	$660,582
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$4,627,304
Affiliated issuers	(200)
Net realized gain (loss)	$4,627,104
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(5,729,847)
Affiliated issuers	119
Net unrealized gain (loss)	$(5,729,728)
Net realized and unrealized gain (loss)	$(1,102,624)
Change in net assets from operations	$(442,042)

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/18 (unaudited)	Year ended 5/31/18
From operations
Net investment income (loss)	$660,582	$1,270,473
Net realized gain (loss)	4,627,104	9,200,625
Net unrealized gain (loss)	(5,729,728)	17,379,210
Change in net assets from operations	$(442,042)	$27,850,308
Total distributions to shareholders (a)	$—	$(2,641,729)
Change in net assets from fund share transactions	$(2,887,936)	$34,796,068
Total change in net assets	$(3,329,978)	$60,004,647
Net assets
At beginning of period	185,008,371	125,003,724
At end of period (b)	$181,678,393	$185,008,371

(a)

Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2. For the year ended May 31, 2018, distributions from net investment income and from net realized gain were $1,060,041 and $1,581,688, respectively.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 2. For the year ended May 31, 2018, end of period net assets included undistributed net investment income of $623,482.

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/18		Year ended

Class A			5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$14.09		$12.07	$10.25	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.08	$0.08	$0.06
Net realized and unrealized gain (loss)	(0.13)		2.12	1.77	0.22
Total from investment operations	$(0.10)		$2.20	$1.85	$0.28
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.03)	$(0.03)
From net realized gain	—		(0.11)	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.18)	$(0.03)	$(0.03)
Net asset value, end of period (x)	$13.99		$14.09	$12.07	$10.25
Total return (%) (r)(s)(t)(x)	(0.71	)(n)	18.28	18.05	2.81	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.90	1.47	5.24	(a)
Expenses after expense reductions (f)	0.74	(a)	0.74	0.74	0.69	(a)
Net investment income (loss)	0.46	(a)	0.61	0.68	0.82	(a)
Portfolio turnover	31	(n)	73	57	28	(n)
Net assets at end of period (000 omitted)	$50,190		$55,474	$1,318	$352

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class B			5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.95		$11.98	$10.22	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.03)	$(0.01)	$(0.00	)(w)
Net realized and unrealized gain (loss)	(0.13)		2.11	1.77	0.22
Total from investment operations	$(0.15)		$2.08	$1.76	$0.22
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.00	)(w)
From net realized gain	—		(0.11)	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.11)	$—	$(0.00	)(w)
Net asset value, end of period (x)	$13.80		$13.95	$11.98	$10.22
Total return (%) (r)(s)(t)(x)	(1.08	)(n)	17.40	17.22	2.27	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.65	2.42	6.82	(a)
Expenses after expense reductions (f)	1.49	(a)	1.49	1.49	1.46	(a)
Net investment income (loss)	(0.24	)(a)	(0.25)	(0.08)	0.01	(a)
Portfolio turnover	31	(n)	73	57	28	(n)
Net assets at end of period (000 omitted)	$436		$333	$249	$113

	Six months ended 11/30/18		Year ended
Class C			5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.95		$11.97	$10.22	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.03)	$(0.01)	$(0.00	)(w)
Net realized and unrealized gain (loss)	(0.14)		2.12	1.76	0.22
Total from investment operations	$(0.15)		$2.09	$1.75	$0.22
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.00	)(w)
From net realized gain	—		(0.11)	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.11)	$—	$(0.00	)(w)
Net asset value, end of period (x)	$13.80		$13.95	$11.97	$10.22
Total return (%) (r)(s)(t)(x)	(1.08	)(n)	17.50	17.12	2.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.65	2.41	6.92	(a)
Expenses after expense reductions (f)	1.49	(a)	1.49	1.49	1.46	(a)
Net investment income (loss)	(0.19	)(a)	(0.26)	(0.05)	0.02	(a)
Portfolio turnover	31	(n)	73	57	28	(n)
Net assets at end of period (000 omitted)	$631		$338	$159	$62

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class I			5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$14.17		$12.10	$10.26	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.10	$0.10	$0.08
Net realized and unrealized gain (loss)	(0.14)		2.14	1.78	0.21
Total from investment operations	$(0.08)		$2.24	$1.88	$0.29
Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.04)	$(0.03)
From net realized gain	—		(0.11)	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.17)	$(0.04)	$(0.03)
Net asset value, end of period (x)	$14.09		$14.17	$12.10	$10.26
Total return (%) (r)(s)(t)(x)	(0.56	)(n)	18.57	18.38	2.97	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	(a)	0.65	1.32	4.67	(a)
Expenses after expense reductions (f)	0.49	(a)	0.49	0.49	0.46	(a)
Net investment income (loss)	0.86	(a)	0.75	0.91	1.06	(a)
Portfolio turnover	31	(n)	73	57	28	(n)
Net assets at end of period (000 omitted)	$800		$195	$673	$286

	Six months ended 11/30/18		Year ended
Class R1			5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.95		$11.98	$10.22	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.04)	$(0.01)	$(0.00	)(w)
Net realized and unrealized gain (loss)	(0.13)		2.12	1.77	0.22
Total from investment operations	$(0.15)		$2.08	$1.76	$0.22
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.00	)(w)
From net realized gain	—		(0.11)	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.11)	$—	$(0.00	)(w)
Net asset value, end of period (x)	$13.80		$13.95	$11.98	$10.22
Total return (%) (r)(s)(t)(x)	(1.08	)(n)	17.40	17.22	2.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.65	2.49	7.04	(a)
Expenses after expense reductions (f)	1.49	(a)	1.49	1.49	1.46	(a)
Net investment income (loss)	(0.28	)(a)	(0.27)	(0.05)	0.01	(a)
Portfolio turnover	31	(n)	73	57	28	(n)
Net assets at end of period (000 omitted)	$166		$166	$175	$51

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class R2			5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$14.10		$12.06	$10.24	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.03	$0.05	$0.04
Net realized and unrealized gain (loss)	(0.13)		2.14	1.77	0.22
Total from investment operations	$(0.12)		$2.17	$1.82	$0.26
Less distributions declared to shareholders
From net investment income	$—		$(0.02)	$—	$(0.02)
From net realized gain	—		(0.11)	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.13)	$—	$(0.02)
Net asset value, end of period (x)	$13.98		$14.10	$12.06	$10.24
Total return (%) (r)(s)(t)(x)	(0.85	)(n)	18.04	17.77	2.61	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.15	2.02	6.54	(a)
Expenses after expense reductions (f)	0.99	(a)	0.99	0.99	0.96	(a)
Net investment income (loss)	0.20	(a)	0.25	0.44	0.51	(a)
Portfolio turnover	31	(n)	73	57	28	(n)
Net assets at end of period (000 omitted)	$97		$175	$130	$51

	Six months ended 11/30/18		Year ended
Class R3			5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$14.14		$12.09	$10.25	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.07	$0.07	$0.05
Net realized and unrealized gain (loss)	(0.12)		2.13	1.79	0.23
Total from investment operations	$(0.09)		$2.20	$1.86	$0.28
Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.02)	$(0.03)
From net realized gain	—		(0.11)	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.15)	$(0.02)	$(0.03)
Net asset value, end of period (x)	$14.05		$14.14	$12.09	$10.25
Total return (%) (r)(s)(t)(x)	(0.64	)(n)	18.23	18.11	2.79	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.90	1.84	6.29	(a)
Expenses after expense reductions (f)	0.74	(a)	0.74	0.74	0.71	(a)
Net investment income (loss)	0.47	(a)	0.49	0.67	0.76	(a)
Portfolio turnover	31	(n)	73	57	28	(n)
Net assets at end of period (000 omitted)	$71		$72	$61	$51

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class R4			5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$14.17		$12.10	$10.26	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.10	$0.10	$0.07
Net realized and unrealized gain (loss)	(0.14)		2.15	1.78	0.22
Total from investment operations	$(0.09)		$2.25	$1.88	$0.29
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.04)	$(0.03)
From net realized gain	—		(0.11)	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.18)	$(0.04)	$(0.03)
Net asset value, end of period (x)	$14.08		$14.17	$12.10	$10.26
Total return (%) (r)(s)(t)(x)	(0.64	)(n)	18.65	18.37	2.97	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	(a)	0.65	1.58	6.04	(a)
Expenses after expense reductions (f)	0.49	(a)	0.49	0.49	0.46	(a)
Net investment income (loss)	0.72	(a)	0.74	0.93	1.01	(a)
Portfolio turnover	31	(n)	73	57	28	(n)
Net assets at end of period (000 omitted)	$72		$72	$61	$51

	Six months ended 11/30/18		Year ended
Class R6			5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$14.18		$12.11	$10.26	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.11	$0.11	$0.07
Net realized and unrealized gain (loss)	(0.14)		2.15	1.78	0.22
Total from investment operations	$(0.08)		$2.26	$1.89	$0.29
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.04)	$(0.03)
From net realized gain	—		(0.11)	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.19)	$(0.04)	$(0.03)
Net asset value, end of period (x)	$14.10		$14.18	$12.11	$10.26
Total return (%) (r)(s)(t)(x)	(0.56	)(n)	18.71	18.51	2.97	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.57	0.65	5.80	(a)
Expenses after expense reductions (f)	0.39	(a)	0.39	0.43	0.45	(a)
Net investment income (loss)	0.81	(a)	0.83	0.97	1.01	(a)
Portfolio turnover	31	(n)	73	57	28	(n)
Net assets at end of period (000 omitted)	$129,215		$128,183	$122,177	$2,853

See Notes to Financial Statements

18

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Growth Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period. The impact of the fund’s adoption was limited to changes in the fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the impacts being that the fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across

20

Notes to Financial Statements (unaudited) – continued

transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an

21

Notes to Financial Statements (unaudited) – continued

investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$179,465,400	$—	$—	$179,465,400
Mutual Funds	1,976,427	—	—	1,976,427
Total	$181,441,827	$—	$—	$181,441,827

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

22

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/18
Ordinary income (including any short-term capital gains)	$1,816,644
Long-term capital gains	825,085
Total distributions	$2,641,729

23

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/18
Cost of investments	$154,485,326
Gross appreciation	33,119,511
Gross depreciation	(6,163,010)
Net unrealized appreciation (depreciation)	$26,956,501

As of 5/31/18
Undistributed ordinary income	3,155,791
Undistributed long-term capital gain	4,501,277
Net unrealized appreciation (depreciation)	32,686,229

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 11/30/18	Year ended 5/31/18	Six months ended 11/30/18	Year ended 5/31/18
Class A	$—	$269,755	$—	$437,772
Class B	—	—	—	2,348
Class C	—	—	—	2,571
Class I	—	982	—	1,839
Class R1	—	—	—	1,288
Class R2	—	223	—	1,217
Class R3	—	188	—	556
Class R4	—	343	—	557
Class R6	—	788,550	—	1,133,540
Total	$—	$1,060,041	$—	$1,581,688

24

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2018, this management fee reduction amounted to $9,201, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2018 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.45%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2019. For the six months ended November 30, 2018, this reduction amounted to $133,511, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,943 for the six months ended November 30, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

25

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$68,173
Class B	0.75%	0.25%	1.00%	1.00%	2,129
Class C	0.75%	0.25%	1.00%	1.00%	2,684
Class R1	0.75%	0.25%	1.00%	1.00%	865
Class R2	0.25%	0.25%	0.50%	0.50%	452
Class R3	—	0.25%	0.25%	0.25%	93
Total Distribution and Service Fees					$74,396

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2018, this rebate amounted to $120 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2018, were as follows:

Amount
Class A	$36
Class B	309
Class C	17

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2018, the fee was $1,458, which equated to 0.0016% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $28,772.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

26

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2018 was equivalent to an annual effective rate of 0.0195% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2018, the fee paid by the fund under this agreement was $152 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

During the six months ended November 30, 2018, the fund received a payment from the investment adviser to reimburse the fund for losses on investments not meeting the investment guidelines of the fund. The amount of the payment received was $2,143.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On August 15, 2017, MFS redeemed 5,026, 878, 874, and 7,940 shares of Class A, Class B, Class C, and Class R6, respectively, for an aggregate amount of $182,914.

On March 19, 2018, MFS purchased 643 shares of Class I for an aggregate amount of $9,075.

At November 30, 2018, MFS held approximately 73%, 100%, and 100% of the outstanding shares of Class R2, Class R3, and Class R4, respectively.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2018, this reimbursement amounted to $5,265, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended November 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $57,874,581 and $62,382,813, respectively.

27

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/18		Year ended 5/31/18
	Shares	Amount	Shares	Amount
Shares sold
Class A	370,027	$5,386,055	4,395,691	$57,679,146
Class B	8,511	124,503	6,118	83,071
Class C	21,811	319,849	22,540	293,823
Class I	48,304	711,935	16,696	228,502
Class R1	115	1,645	413	5,359
Class R2	213	3,036	1,738	23,652
Class R6	770,689	10,968,666	1,720,095	22,597,472
	1,219,670	$17,515,689	6,163,291	$80,911,025

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	1,634	$22,102
Class B	—	—	175	2,348
Class C	—	—	191	2,571
Class I	—	—	208	2,821
Class R1	—	—	96	1,288
Class R2	—	—	106	1,440
Class R3	—	—	55	744
Class R4	—	—	67	900
Class R6	—	—	141,434	1,922,090
	—	$—	143,966	$1,956,304

Shares reacquired
Class A	(719,984)	$(10,584,141)	(569,258)	$(7,803,369)
Class B	(787)	(11,712)	(3,179)	(41,640)
Class C	(306)	(4,449)	(11,801)	(158,121)
Class I	(5,282)	(75,972)	(58,764)	(734,297)
Class R1	(5)	(72)	(3,212)	(39,605)
Class R2	(5,670)	(76,806)	(224)	(3,051)
Class R6	(649,726)	(9,650,473)	(2,911,542)	(39,291,178)
	(1,381,760)	$(20,403,625)	(3,557,980)	$(48,071,261)

28

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/18		Year ended 5/31/18
	Shares	Amount	Shares	Amount
Net change
Class A	(349,957)	$(5,198,086)	3,828,067	$49,897,879
Class B	7,724	112,791	3,114	43,779
Class C	21,505	315,400	10,930	138,273
Class I	43,022	635,963	(41,860)	(502,974)
Class R1	110	1,573	(2,703)	(32,958)
Class R2	(5,457)	(73,770)	1,620	22,041
Class R3	—	—	55	744
Class R4	—	—	67	900
Class R6	120,963	1,318,193	(1,050,013)	(14,771,616)
	(162,090)	$(2,887,936)	2,749,277	$34,796,068

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2055 Fund were the owners of record of approximately 15%, 14%, 8%, 7%, 6%, 6%, 5%, 5%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2060 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended November 30, 2018, the fund’s commitment fee and interest expense were $521 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

29

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		1,102,834	17,164,280	(16,290,687)	1,976,427

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(200)	$119	$—	$20,306	$1,976,427

(8) Subsequent Event

Effective on or about June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

30

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2018 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2017 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

31

Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over the one-year period ended December 31, 2017. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on September 15, 2015, and has a limited operating history and performance record; therefore no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment

32

Board Review of Investment Advisory Agreement – continued

companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund, and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS

33

Board Review of Investment Advisory Agreement – continued

performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2018.

34

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

35

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

November 30, 2018

MFS® Blended Research®

Mid Cap Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker- dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

BMS-SEM

MFS® Blended Research® Mid Cap Equity Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Higher bond yields, international trade friction, and geopolitical uncertainty have contributed to an uptick in market volatility in recent quarters — a departure from the low-volatility environment that prevailed for much of 2017. Against this more challenging backdrop, equity markets in the United States have outperformed most international markets on a relative basis, though returns have been modest year to date on an absolute basis. Global economic growth has become less synchronized over the past few months, with Europe, China, and some emerging markets having shown signs of slowing growth while U.S. growth has remained above average.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains fairly accommodative around the world, with many central banks taking only tentative steps toward tighter policies.

U.S. tax reforms adopted in late 2017 have been welcomed by equity markets while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. With the Republicans losing control of the U.S. House of Representatives, further meaningful U.S. fiscal stimulus appears less likely. A partial U.S. government shutdown, beginning in late 2018, also added to political uncertainty. Globally, inflation remains largely subdued, but tight labor markets and moderate global demand have investors on the lookout for its potential reappearance. Increased U.S. protectionism is also a growing concern, as investors fear trade disputes could dampen business sentiment, leading to even slower global growth. While there has been progress on this front — a NAFTA replacement has been agreed upon between the U.S., Mexico, and Canada; the free trade pact with Korea has been updated; and a negotiating framework with the European Union has been agreed upon — tensions over trade with China remain quite high.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 15, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Edwards Lifesciences Corp.	1.8%
Store Capital Corp., REIT	1.7%
Fidelity National Information Services, Inc.	1.7%
NRG Energy, Inc.	1.7%
Xcel Energy, Inc.	1.7%
Extra Space Storage, Inc., REIT	1.6%
CubeSmart, REIT	1.5%
CF Industries Holdings, Inc.	1.5%
VeriSign, Inc.	1.5%
Molson Coors Brewing Co.	1.5%

GICS equity sectors
Information Technology	19.7%
Industrials	12.8%
Consumer Discretionary	11.8%
Real Estate	11.3%
Health Care	11.0%
Financials	10.1%
Utilities	7.7%
Consumer Staples	5.3%
Energy	3.6%
Communication Services	2.4%
Materials	2.4%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Percentages are based on net assets as of November 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2018 through November 30, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2018 through November 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/18	Ending Account Value 11/30/18	Expenses Paid During Period (p) 6/01/18-11/30/18
A	Actual	0.84%	$1,000.00	$955.26	$4.12
	Hypothetical (h)	0.84%	$1,000.00	$1,020.86	$4.26
B	Actual	1.59%	$1,000.00	$951.79	$7.78
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04
C	Actual	1.59%	$1,000.00	$951.79	$7.78
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04
I	Actual	0.59%	$1,000.00	$956.24	$2.89
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99
R1	Actual	1.59%	$1,000.00	$951.79	$7.78
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04
R2	Actual	1.09%	$1,000.00	$954.43	$5.34
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52
R3	Actual	0.84%	$1,000.00	$955.34	$4.12
	Hypothetical (h)	0.84%	$1,000.00	$1,020.86	$4.26
R4	Actual	0.59%	$1,000.00	$956.24	$2.89
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99
R6	Actual	0.47%	$1,000.00	$957.06	$2.31
	Hypothetical (h)	0.47%	$1,000.00	$1,022.71	$2.38

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

11/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.1%
Issuer	Shares/Par	Value ($)
Aerospace - 1.6%
Leidos Holdings, Inc.	44,056	$2,775,528
ManTech International Corp., “A”	8,226	463,124
Textron, Inc.	18,213	1,022,478

		$4,261,130
Airlines - 1.2%
Copa Holdings S.A., “A”	21,634	$1,839,539
SkyWest, Inc.	24,095	1,389,800

		$3,229,339
Alcoholic Beverages - 1.5%
Molson Coors Brewing Co.	61,938	$4,073,662

Automotive - 1.7%
Goodyear Tire & Rubber Co.	43,697	$1,012,022
Lear Corp.	26,808	3,652,590

		$4,664,612
Biotechnology - 1.5%
Incyte Corp. (a)	61,185	$3,931,136

Brokerage & Asset Managers - 0.9%
Invesco Ltd.	121,865	$2,479,953

Business Services - 6.3%
DXC Technology Co.	52,128	$3,286,149
Fidelity National Information Services, Inc.	42,209	4,556,462
FleetCor Technologies, Inc. (a)	18,586	3,594,532
Total System Services, Inc.	26,910	2,351,127
WEX, Inc. (a)	20,933	3,243,987

		$17,032,257
Chemicals - 2.4%
Celanese Corp.	6,612	$667,349
CF Industries Holdings, Inc.	97,970	4,133,354
Eastman Chemical Co.	12,314	970,590
Huntsman Corp.	37,778	763,871

		$6,535,164

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - 5.8%
Aspen Technology, Inc. (a)	29,869	$2,577,695
Citrix Systems, Inc.	20,884	2,275,730
RingCentral, Inc. (a)	42,198	3,498,214
VeriSign, Inc. (a)	26,237	4,094,546
Zendesk, Inc. (a)	56,186	3,339,134

		$15,785,319
Computer Software - Systems - 2.7%
NCR Corp. (a)	75,584	$2,094,433
NetApp, Inc.	38,284	2,560,051
Tech Data Corp. (a)	5,723	514,784
Western Digital Corp.	46,837	2,125,931

		$7,295,199
Construction - 1.8%
Owens Corning	19,020	$991,893
Pulte Homes, Inc.	83,330	2,209,912
Toll Brothers, Inc.	51,756	1,706,395

		$4,908,200
Consumer Services - 1.1%
Planet Fitness, Inc. (a)	52,490	$2,898,498

Electrical Equipment - 3.3%
AMETEK, Inc.	8,650	$635,170
HD Supply Holdings, Inc. (a)	62,008	2,474,119
Littlefuse, Inc.	3,912	748,561
MSC Industrial Direct Co., Inc., “A”	27,170	2,406,990
WESCO International, Inc. (a)	50,123	2,677,070

		$8,941,910
Electronics - 1.3%
First Solar, Inc. (a)	12,773	$567,760
IPG Photonics Corp. (a)	2,451	348,409
Marvell Technology Group Ltd.	63,797	1,027,770
Maxim Integrated Products, Inc.	24,009	1,342,583
Silicon Laboratories, Inc. (a)	3,484	307,881

		$3,594,403
Energy - Independent - 3.0%
Concho Resources, Inc. (a)	23,690	$3,087,755
Delek U.S. Holdings, Inc.	5,403	214,985
Marathon Petroleum Corp.	53,287	3,472,181

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Independent - continued
Noble Energy, Inc.	57,106	$1,355,696

		$8,130,617
Food & Beverages - 2.8%
Ingredion, Inc.	3,576	$373,549
J.M. Smucker Co.	34,754	3,632,141
Tyson Foods, Inc., “A”	58,610	3,455,059

		$7,460,749
Furniture & Appliances - 0.4%
Whirlpool Corp.	9,120	$1,150,306

Gaming & Lodging - 1.4%
Hilton Worldwide Holdings, Inc.	5,672	$428,463
Marriott International, Inc., “A”	29,253	3,364,972

		$3,793,435
Health Maintenance Organizations - 2.2%
Molina Healthcare, Inc. (a)	22,365	$3,124,614
WellCare Health Plans, Inc. (a)	11,285	2,876,321

		$6,000,935
Insurance - 3.7%
Ameriprise Financial, Inc.	6,098	$791,215
Hartford Financial Services Group, Inc.	70,608	3,120,168
Lincoln National Corp.	24,073	1,515,877
Loews Corp.	66,165	3,179,890
Principal Financial Group, Inc.	16,745	825,863
Unum Group	17,392	624,547

		$10,057,560
Internet - 1.3%
Godaddy, Inc. (a)	52,515	$3,427,129

Leisure & Toys - 3.2%
Brunswick Corp.	37,726	$2,000,987
Electronic Arts, Inc. (a)	33,121	2,784,482
Take-Two Interactive Software, Inc. (a)	34,765	3,812,678

		$8,598,147
Machinery & Tools - 5.5%
AGCO Corp.	61,583	$3,675,274
Allison Transmission Holdings, Inc.	71,536	3,370,061
Ingersoll-Rand Co. Ltd., “A”	11,865	1,228,265
Regal Beloit Corp.	49,833	3,895,944

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - continued
Roper Technologies, Inc.	3,397	$1,010,913
United Rentals, Inc. (a)	14,825	1,736,452

		$14,916,909
Medical & Health Technology & Services - 1.6%
AmerisourceBergen Corp.	31,348	$2,786,837
Chemed Corp.	5,068	1,605,441

		$4,392,278
Medical Equipment - 4.9%
Abiomed, Inc. (a)	4,378	$1,456,473
Align Technology, Inc. (a)	12,442	2,860,291
Edwards Lifesciences Corp. (a)	30,463	4,935,311
PerkinElmer, Inc.	41,487	3,611,858
Steris PLC	4,389	522,642

		$13,386,575
Natural Gas - Pipeline - 0.3%
Cheniere Energy, Inc. (a)	12,261	$749,392

Network & Telecom - 0.9%
F5 Networks, Inc. (a)	2,989	$514,018
Juniper Networks, Inc.	63,350	1,818,779

		$2,332,797
Oil Services - 0.3%
Patterson-UTI Energy, Inc.	65,622	$910,833

Other Banks & Diversified Financials - 5.5%
Cathay General Bancorp, Inc.	47,027	$1,860,858
Discover Financial Services	49,733	3,545,963
East West Bancorp, Inc.	58,851	3,159,710
Navient Corp.	33,786	388,539
Santander Consumer USA Holdings, Inc.	96,211	1,871,304
Synchrony Financial	89,561	2,326,795
Wintrust Financial Corp.	21,748	1,682,208

		$14,835,377
Pharmaceuticals - 0.7%
Elanco Animal Health, Inc. (a)	22,569	$754,030
United Therapeutics Corp. (a)	5,391	636,677
Zoetis, Inc.	6,376	598,515

		$1,989,222

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Railroad & Shipping - 1.4%
Kansas City Southern Co.	35,537	$3,662,088

Real Estate - 11.3%
CoreCivic, Inc., REIT	57,388	$1,259,667
CubeSmart, REIT	133,403	4,154,169
EPR Properties, REIT	55,787	3,951,393
Extra Space Storage, Inc., REIT	45,640	4,380,527
Life Storage, Inc., REIT	40,047	3,910,189
Medical Properties Trust, Inc., REIT	47,766	824,919
Park Hotels & Resorts, REIT	52,221	1,609,451
Ryman Hospitality Properties, Inc., REIT	5,164	382,704
Store Capital Corp., REIT	153,088	4,586,517
Uniti Group, Inc., REIT	79,161	1,577,679
W.P. Carey, Inc., REIT	57,536	3,898,064

		$30,535,279
Restaurants - 2.2%
Aramark	68,549	$2,608,975
Domino’s Pizza, Inc.	2,172	602,339
U.S. Foods Holding Corp. (a)	85,706	2,843,725

		$6,055,039
Specialty Chemicals - 0.9%
Univar, Inc. (a)	116,300	$2,519,058

Specialty Stores - 3.8%
Best Buy Co., Inc.	10,404	$671,994
Lululemon Athletica, Inc. (a)	12,948	1,716,258
Restoration Hardware Holdings, Inc. (a)	4,316	501,260
Ross Stores, Inc.	39,035	3,419,466
Signet Jewelers Ltd.	25,328	1,334,786
Urban Outfitters, Inc. (a)	71,504	2,723,587

		$10,367,351
Utilities - Electric Power - 7.7%
AES Corp.	235,635	$3,649,986
Avangrid, Inc.	67,698	3,410,625
NRG Energy, Inc.	118,390	4,549,728
PPL Corp.	81,874	2,504,526
Public Service Enterprise Group, Inc.	32,897	1,838,942
Vistra Energy Corp. (a)	19,927	467,886
Xcel Energy, Inc.	85,685	4,494,178

		$20,915,871
Total Common Stocks (Identified Cost, $257,870,023)		$265,817,729

9

Portfolio of Investments (unaudited) – continued

Investment Companies (h) - 1.7%

Issuer	Shares/Par	Value ($)
Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 2.31% (v) (Identified Cost, $4,512,908)	4,513,349	$4,513,349

Other Assets, Less Liabilities - 0.2%		458,254
Net Assets - 100.0%		$270,789,332

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $4,513,349 and $265,817,729, respectively.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $257,870,023)	$265,817,729
Investments in affiliated issuers, at value (identified cost, $4,512,908)	4,513,349
Receivables for
Investments sold	76,101
Fund shares sold	155,731
Interest and dividends	331,257
Receivable from investment adviser	23,948
Total assets	$270,918,115
Liabilities
Payables for
Fund shares reacquired	$102,129
Payable to affiliates
Shareholder servicing costs	22,293
Distribution and service fees	988
Payable for independent Trustees’ compensation	600
Accrued expenses and other liabilities	2,773
Total liabilities	$128,783
Net assets	$270,789,332
Net assets consist of
Paid-in capital	$244,741,443
Total distributable earnings (loss)	26,047,889
Net assets	$270,789,332
Shares of beneficial interest outstanding	23,398,972

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$71,142,891	6,170,834	$11.53
Class B	96,266	8,408	11.45
Class C	100,634	8,793	11.45
Class I	538,558	46,509	11.58
Class R1	91,849	8,022	11.45
Class R2	59,494	5,165	11.52
Class R3	59,834	5,181	11.55
Class R4	60,176	5,198	11.58
Class R6	198,639,630	17,140,862	11.59

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.23 [100 / 94.25 x $11.53]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$2,613,612
Dividends from affiliated issuers	31,707
Other	15,415
Income on securities loaned	76
Total investment income	$2,660,810
Expenses
Management fee	$698,551
Distribution and service fees	96,692
Shareholder servicing costs	48,426
Administrative services fee	24,603
Independent Trustees’ compensation	3,682
Custodian fee	10,859
Shareholder communications	3,684
Audit and tax fees	26,475
Legal fees	1,136
Registration fees	60,590
Miscellaneous	13,280
Total expenses	$987,978
Fees paid indirectly	(222)
Reduction of expenses by investment adviser and distributor	(189,900)
Net expenses	$797,856
Net investment income (loss)	$1,862,954
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$6,476,748
Affiliated issuers	(690)
Net realized gain (loss)	$6,476,058
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(20,473,618)
Affiliated issuers	385
Net unrealized gain (loss)	$(20,473,233)
Net realized and unrealized gain (loss)	$(13,997,175)
Change in net assets from operations	$(12,134,221)

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/18 (unaudited)	Year ended 5/31/18
From operations
Net investment income (loss)	$1,862,954	$2,379,880
Net realized gain (loss)	6,476,058	14,727,662
Net unrealized gain (loss)	(20,473,233)	13,574,562
Change in net assets from operations	$(12,134,221)	$30,682,104
Total distributions to shareholders (a)	$—	$(9,931,397)
Change in net assets from fund share transactions	$7,981,245	$66,127,172
Total change in net assets	$(4,152,976)	$86,877,879
Net assets
At beginning of period	274,942,308	188,064,429
At end of period (b)	$270,789,332	$274,942,308

(a)

Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2. For the year ended May 31, 2018, distributions from net investment income and from net realized gain were $2,400,093 and $7,531,304, respectively.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 2. For the year ended May 31, 2018, end of period net assets included undistributed net investment income of $574,697.

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/18		Year ended
Class A			5/31/18	5/31/17 (c)
	(unaudited)
Net asset value, beginning of period	$12.07		$11.03	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.09	$0.06
Net realized and unrealized gain (loss)	(0.60)		1.36	1.01
Total from investment operations	$(0.54)		$1.45	$1.07
Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.04)
From net realized gain	—		(0.31)	—
Total distributions declared to shareholders	$—		$(0.41)	$(0.04)
Net asset value, end of period (x)	$11.53		$12.07	$11.03
Total return (%) (r)(s)(t)(x)	(4.47	)(n)	13.20	10.72	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.94	0.96	(a)
Expenses after expense reductions (f)	0.84	(a)	0.84	0.81	(a)
Net investment income (loss)	1.07	(a)	0.71	0.76	(a)
Portfolio turnover	36	(n)	84	68	(n)
Net assets at end of period (000 omitted)	$71,143		$77,738	$73

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class B			5/31/18		5/31/17 (c)
	(unaudited)
Net asset value, beginning of period	$12.03		$10.99		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$(0.00	)(w)	$0.00	(w)
Net realized and unrealized gain (loss)	(0.60)		1.35		1.00
Total from investment operations	$(0.58)		$1.35		$1.00
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.01)
From net realized gain	—		(0.31)		—
Total distributions declared to shareholders	$—		$(0.31)		$(0.01)
Net asset value, end of period (x)	$11.45		$12.03		$10.99
Total return (%) (r)(s)(t)(x)	(4.82	)(n)	12.35		10.02	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.67		1.73	(a)
Expenses after expense reductions (f)	1.59	(a)	1.59		1.56	(a)
Net investment income (loss)	0.32	(a)	(0.04)		0.02	(a)
Portfolio turnover	36	(n)	84		68	(n)
Net assets at end of period (000 omitted)	$96		$66		$57

	Six months ended 11/30/18		Year ended
Class C			5/31/18		5/31/17 (c)
	(unaudited)
Net asset value, beginning of period	$12.03		$10.99		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$(0.00	)(w)	$0.00	(w)
Net realized and unrealized gain (loss)	(0.60)		1.35		1.00
Total from investment operations	$(0.58)		$1.35		$1.00
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$(0.01)
From net realized gain	—		(0.31)		—
Total distributions declared to shareholders	$—		$(0.31)		$(0.01)
Net asset value, end of period (x)	$11.45		$12.03		$10.99
Total return (%) (r)(s)(t)(x)	(4.82	)(n)	12.40		10.02	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.67		1.73	(a)
Expenses after expense reductions (f)	1.59	(a)	1.59		1.56	(a)
Net investment income (loss)	0.32	(a)	(0.04)		0.01	(a)
Portfolio turnover	36	(n)	84		68	(n)
Net assets at end of period (000 omitted)	$101		$98		$64
See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class I			5/31/18	5/31/17 (c)
	(unaudited)
Net asset value, beginning of period	$12.11		$11.04	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.11	$0.08
Net realized and unrealized gain (loss)	(0.60)		1.37	1.01
Total from investment operations	$(0.53)		$1.48	$1.09
Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.05)
From net realized gain	—		(0.31)	—
Total distributions declared to shareholders	$—		$(0.41)	$(0.05)
Net asset value, end of period (x)	$11.58		$12.11	$11.04
Total return (%) (r)(s)(t)(x)	(4.38	)(n)	13.51	10.91	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.67	0.74	(a)
Expenses after expense reductions (f)	0.59	(a)	0.59	0.56	(a)
Net investment income (loss)	1.25	(a)	0.95	1.02	(a)
Portfolio turnover	36	(n)	84	68	(n)
Net assets at end of period (000 omitted)	$539		$69	$55

	Six months ended 11/30/18		Year ended
Class R1			5/31/18	5/31/17 (c)
	(unaudited)
Net asset value, beginning of period	$12.03		$10.99	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$(0.01)	$0.00	(w)
Net realized and unrealized gain (loss)	(0.60)		1.36	1.00
Total from investment operations	$(0.58)		$1.35	$1.00
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.01)
From net realized gain	—		(0.31)	—
Total distributions declared to shareholders	$—		$(0.31)	$(0.01)
Net asset value, end of period (x)	$11.45		$12.03	$10.99
Total return (%) (r)(s)(t)(x)	(4.82	)(n)	12.35	10.02	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.67	1.73	(a)
Expenses after expense reductions (f)	1.59	(a)	1.59	1.56	(a)
Net investment income (loss)	0.34	(a)	(0.05)	0.02	(a)
Portfolio turnover	36	(n)	84	68	(n)
Net assets at end of period (000 omitted)	$92		$62	$55

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class R2			5/31/18	5/31/17 (c)
	(unaudited)
Net asset value, beginning of period	$12.07		$11.02	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.05	$0.04
Net realized and unrealized gain (loss)	(0.60)		1.35	1.01
Total from investment operations	$(0.55)		$1.40	$1.05
Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.03)
From net realized gain	—		(0.31)	—
Total distributions declared to shareholders	$—		$(0.35)	$(0.03)
Net asset value, end of period (x)	$11.52		$12.07	$11.02
Total return (%) (r)(s)(t)(x)	(4.56	)(n)	12.82	10.51	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.17	1.23	(a)
Expenses after expense reductions (f)	1.09	(a)	1.09	1.06	(a)
Net investment income (loss)	0.81	(a)	0.45	0.52	(a)
Portfolio turnover	36	(n)	84	68	(n)
Net assets at end of period (000 omitted)	$59		$62	$55

	Six months ended 11/30/18		Year ended
Class R3			5/31/18	5/31/17 (c)
	(unaudited)
Net asset value, beginning of period	$12.09		$11.03	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.08	$0.06
Net realized and unrealized gain (loss)	(0.60)		1.36	1.01
Total from investment operations	$(0.54)		$1.44	$1.07
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.04)
From net realized gain	—		(0.31)	—
Total distributions declared to shareholders	$—		$(0.38)	$(0.04)
Net asset value, end of period (x)	$11.55		$12.09	$11.03
Total return (%) (r)(s)(t)(x)	(4.47	)(n)	13.17	10.71	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.92	0.98	(a)
Expenses after expense reductions (f)	0.84	(a)	0.84	0.81	(a)
Net investment income (loss)	1.07	(a)	0.71	0.77	(a)
Portfolio turnover	36	(n)	84	68	(n)
Net assets at end of period (000 omitted)	$60		$63	$55

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class R4			5/31/18	5/31/17 (c)
	(unaudited)
Net asset value, beginning of period	$12.11		$11.04	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.11	$0.08
Net realized and unrealized gain (loss)	(0.61)		1.37	1.01
Total from investment operations	$(0.53)		$1.48	$1.09
Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.05)
From net realized gain	—		(0.31)	—
Total distributions declared to shareholders	$—		$(0.41)	$(0.05)
Net asset value, end of period (x)	$11.58		$12.11	$11.04
Total return (%) (r)(s)(t)(x)	(4.38	)(n)	13.51	10.91	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.67	0.74	(a)
Expenses after expense reductions (f)	0.59	(a)	0.59	0.56	(a)
Net investment income (loss)	1.32	(a)	0.96	1.02	(a)
Portfolio turnover	36	(n)	84	68	(n)
Net assets at end of period (000 omitted)	$60		$63	$55

	Six months ended 11/30/18		Year ended
Class R6			5/31/18	5/31/17 (c)
	(unaudited)
Net asset value, beginning of period	$12.11		$11.04	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.12	$0.09
Net realized and unrealized gain (loss)	(0.61)		1.36	1.00
Total from investment operations	$(0.52)		$1.48	$1.09
Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.05)
From net realized gain	—		(0.31)	—
Total distributions declared to shareholders	$—		$(0.41)	$(0.05)
Net asset value, end of period (x)	$11.59		$12.11	$11.04
Total return (%) (r)(s)(t)(x)	(4.29	)(n)	13.52	10.91	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)	0.62	0.60	(a)
Expenses after expense reductions (f)	0.47	(a)	0.52	0.55	(a)
Net investment income (loss)	1.44	(a)	1.03	1.05	(a)
Portfolio turnover	36	(n)	84	68	(n)
Net assets at end of period (000 omitted)	$198,640		$196,721	$187,594

See Notes to Financial Statements

19

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, August 19, 2016, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Mid Cap Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period. The impact of the fund’s adoption was limited to changes in the fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the impacts being that the fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across

21

Notes to Financial Statements (unaudited) – continued

transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an

22

Notes to Financial Statements (unaudited) – continued

investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$265,817,729	$—	$—	$265,817,729
Mutual Funds	4,513,349	—	—	4,513,349
Total	$270,331,078	$—	$—	$270,331,078

For further information regarding security characteristics, see the Portfolio of Investments.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and

23

Notes to Financial Statements (unaudited) – continued

the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At November 30, 2018, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended November 30, 2018, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

24

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/18
Ordinary income (including any short-term capital gains)	$8,574,297
Long-term capital gains	1,357,100
Total distributions	$9,931,397

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/18
Cost of investments	$262,717,726
Gross appreciation	24,196,945
Gross depreciation	(16,583,593)
Net unrealized appreciation (depreciation)	$7,613,352

As of 5/31/18
Undistributed ordinary income	3,099,085
Undistributed long-term capital gain	6,951,907
Net unrealized appreciation (depreciation)	28,131,118

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will

25

Notes to Financial Statements (unaudited) – continued

convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 11/30/18	Year ended 5/31/18	Six months ended 11/30/18	Year ended 5/31/18
Class A	$—	$604,180	$—	$1,972,313
Class B	—	—	—	1,626
Class C	—	33	—	2,276
Class I	—	516	—	1,614
Class R1	—	—	—	1,569
Class R2	—	222	—	1,572
Class R3	—	362	—	1,574
Class R4	—	503	—	1,575
Class R6	—	1,794,277	—	5,547,185
Total	$—	$2,400,093	$—	$7,531,304

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2018, this management fee reduction amounted to $13,688, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2018 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
0.84%	1.59%	1.59%	0.59%	1.59%	1.09%	0.84%	0.59%	0.55%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2019. For the six months ended November 30, 2018, this reduction amounted to $176,193, which is included in the reduction of total expenses in the Statement of Operations.

26

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,149 for the six months ended November 30, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$94,983
Class B	0.75%	0.25%	1.00%	1.00%	441
Class C	0.75%	0.25%	1.00%	1.00%	511
Class R1	0.75%	0.25%	1.00%	1.00%	522
Class R2	0.25%	0.25%	0.50%	0.50%	156
Class R3	—	0.25%	0.25%	0.25%	79
Total Distribution and Service Fees					$96,692

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2018, this rebate amounted to $19 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the six months ended November 30, 2018.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2018, the fee was $1,141, which equated to 0.0008% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers.

27

Notes to Financial Statements (unaudited) – continued

Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $47,285.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2018 was equivalent to an annual effective rate of 0.0176% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2018, the fee paid by the fund under this agreement was $222 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On August 15, 2017, MFS redeemed 3,922 shares of Class R6, for an aggregate amount of $44,314.

At November 30, 2018, MFS held approximately 61%, 58%, and 64% of the outstanding shares of Class B, Class C, and Class R1, respectively, and 100% of the outstanding shares of Class R2, Class R3, and Class R4.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2018, this reimbursement amounted to $15,415, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended November 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $105,159,663 and $99,189,876, respectively.

28

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/18		Year ended 5/31/18
	Shares	Amount	Shares	Amount
Shares sold
Class A	493,092	$5,988,698	7,681,497	$90,493,263
Class B	2,945	36,034	1,437	16,106
Class C	626	7,685	2,143	25,181
Class I	41,376	500,375	534	6,291
Class R1	4,941	60,285	—	—
Class R6	1,538,256	18,472,200	3,158,781	36,878,569
	2,081,236	$25,065,277	10,844,392	$127,419,410

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	545	$6,474
Class B	—	—	137	1,626
Class C	—	—	195	2,309
Class I	—	—	179	2,130
Class R1	—	—	132	1,569
Class R2	—	—	151	1,794
Class R3	—	—	162	1,936
Class R4	—	—	175	2,078
Class R6	—	—	617,448	7,341,462
	—	$—	619,124	$7,361,378

Shares reacquired
Class A	(762,640)	$(9,237,849)	(1,248,281)	$(14,814,618)
Class B	(27)	(341)	(1,231)	(13,973)
Class C	—	—	(5)	(56)
Class I	(603)	(7,055)	—	—
Class R1	(2,056)	(24,138)	—	—
Class R6	(641,251)	(7,814,649)	(4,528,444)	(53,824,969)
	(1,406,577)	$(17,084,032)	(5,777,961)	$(68,653,616)

29

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/18		Year ended 5/31/18
	Shares	Amount	Shares	Amount
Net change
Class A	(269,548)	$(3,249,151)	6,433,761	$75,685,119
Class B	2,918	35,693	343	3,759
Class C	626	7,685	2,333	27,434
Class I	40,773	493,320	713	8,421
Class R1	2,885	36,147	132	1,569
Class R2	—	—	151	1,794
Class R3	—	—	162	1,936
Class R4	—	—	175	2,078
Class R6	897,005	10,657,551	(752,215)	(9,604,938)
	674,659	$7,981,245	5,685,555	$66,127,172

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2055 Fund were the owners of record of approximately 16%, 15%, 8%, 8%, 6%, 6%, 5%, 4%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2060 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended November 30, 2018, the fund’s commitment fee and interest expense were $786 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

30

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money
Market Portfolio		2,343,588	24,086,197	(21,916,436)	4,513,349

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(690)	$385	$—	$31,707	$4,513,349

(8) Subsequent Event

Effective on or about June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

31

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2018 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2017 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

32

Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over the one-year period ended December 31, 2017. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on August 19, 2016, and has a limited operating history and performance record; therefore no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment

33

Board Review of Investment Advisory Agreement – continued

companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund, and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS

34

Board Review of Investment Advisory Agreement – continued

performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2018.

35

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

36

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

November 30, 2018

MFS® Blended Research® Small Cap Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

BRS-SEM

MFS® Blended Research® Small Cap Equity Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Higher bond yields, international trade friction, and geopolitical uncertainty have contributed to an uptick in market volatility in recent quarters — a departure from the low-volatility environment that prevailed for much of 2017. Against this more challenging backdrop, equity markets in the United States have outperformed most international markets on a relative basis, though returns have been modest year to date on an absolute basis. Global economic growth has become less synchronized over the past few months, with Europe, China, and some emerging markets having shown signs of slowing growth while U.S. growth has remained above average.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains fairly accommodative around the world, with many central banks taking only tentative steps toward tighter policies.

U.S. tax reforms adopted in late 2017 have been welcomed by equity markets while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. With the Republicans losing control of the U.S. House of Representatives, further meaningful U.S. fiscal stimulus appears less likely. A partial U.S. government shutdown, beginning in late 2018, also added to political uncertainty. Globally, inflation remains largely subdued, but tight labor markets and moderate global demand have investors on the lookout for its potential reappearance. Increased U.S. protectionism is also a growing concern, as investors fear trade disputes could dampen business sentiment, leading to even slower global growth. While there has been progress on this front — a NAFTA replacement has been agreed upon between the U.S., Mexico, and Canada; the free trade pact with Korea has been updated; and a negotiating framework with the European Union has been agreed upon — tensions over trade with China remain quite high.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 15, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Tech Data Corp.	1.6%
Store Capital Corp., REIT	1.5%
KBR, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%
Brixmor Property Group Inc., REIT	1.4%
Paylocity Holding Corp.	1.4%
LogMeIn, Inc.	1.4%
Life Storage, Inc., REIT	1.4%
Grand Canyon Education, Inc.	1.4%
Medical Properties Trust, Inc., REIT	1.3%

GICS equity sectors
Industrials	17.6%
Information Technology	15.9%
Health Care	15.1%
Financials	14.6%
Real Estate	9.4%
Consumer Discretionary	9.2%
Utilities	4.2%
Energy	4.2%
Materials	3.2%
Communication Services	2.9%
Consumer Staples	2.0%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Percentages are based on net assets as of November 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2018 through November 30, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2018 through November 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/18	Ending Account Value 11/30/18	Expenses Paid During Period (p) 6/01/18-11/30/18
A	Actual	0.99%	$1,000.00	$994.22	$4.95
	Hypothetical (h)	0.99%	$1,000.00	$1,020.10	$5.01
B	Actual	1.74%	$1,000.00	$990.49	$8.68
	Hypothetical (h)	1.74%	$1,000.00	$1,016.34	$8.80
C	Actual	1.74%	$1,000.00	$990.49	$8.68
	Hypothetical (h)	1.74%	$1,000.00	$1,016.34	$8.80
I	Actual	0.74%	$1,000.00	$994.97	$3.70
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
R1	Actual	1.74%	$1,000.00	$990.49	$8.68
	Hypothetical (h)	1.74%	$1,000.00	$1,016.34	$8.80
R2	Actual	1.24%	$1,000.00	$992.78	$6.19
	Hypothetical (h)	1.24%	$1,000.00	$1,018.85	$6.28
R3	Actual	0.99%	$1,000.00	$994.24	$4.95
	Hypothetical (h)	0.99%	$1,000.00	$1,020.10	$5.01
R4	Actual	0.74%	$1,000.00	$995.69	$3.70
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
R6	Actual	0.66%	$1,000.00	$995.69	$3.30
	Hypothetical (h)	0.66%	$1,000.00	$1,021.76	$3.35
529A	Actual	1.02%	$1,000.00	$994.22	$5.10
	Hypothetical (h)	1.02%	$1,000.00	$1,019.95	$5.16
529B	Actual	1.79%	$1,000.00	$990.48	$8.93
	Hypothetical (h)	1.79%	$1,000.00	$1,016.09	$9.05
529C	Actual	1.79%	$1,000.00	$990.48	$8.93
	Hypothetical (h)	1.79%	$1,000.00	$1,016.09	$9.05

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A and Class 529B shares, this rebate reduced the expense ratios above by 0.02% and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

11/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.3%
Issuer	Shares/Par	Value ($)
Aerospace - 1.3%
American Outdoor Brands Corp. (a)	58,784	$715,989
CACI International, Inc., “A” (a)	6,395	1,054,600

		$1,770,589
Automotive - 1.3%
Stoneridge, Inc. (a)	66,828	$1,787,649

Biotechnology - 4.3%
Acorda Therapeutics, Inc. (a)	45,705	$933,753
AMAG Pharmaceuticals, Inc. (a)	50,238	906,796
Bio-Techne Corp.	10,978	1,772,069
Bruker BioSciences Corp.	8,687	287,887
Genomic Health, Inc. (a)	2,024	159,997
Macrogenics, Inc. (a)	35,572	612,194
Pieris Pharmaceuticals, Inc. (a)	34,637	117,419
Vanda Pharmaceuticals, Inc. (a)	28,993	725,985
Varex Imaging Corp. (a)	13,217	348,268

		$5,864,368
Broadcasting - 0.1%
MDC Partners, Inc. (a)	30,460	$80,414

Brokerage & Asset Managers - 0.1%
LPL Financial Holdings, Inc.	2,141	$137,388

Business Services - 3.3%
Forrester Research, Inc.	32,939	$1,539,569
Grand Canyon Education, Inc. (a)	15,145	1,853,142
Travelport Worldwide Ltd.	74,422	1,137,168

		$4,529,879
Chemicals - 0.9%
Ingevity Corp. (a)	11,974	$1,173,572

Computer Software - 2.7%
Cornerstone OnDemand, Inc. (a)	12,969	$708,367
Eventbrite, Inc. (a)	9,381	278,709
Paylocity Holding Corp. (a)	27,982	1,877,033
RingCentral, Inc. (a)	9,658	800,648

		$3,664,757

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - 8.3%
EPAM Systems, Inc. (a)	13,001	$1,693,380
Five9, Inc. (a)	36,788	1,577,470
ForeScout Tech, Inc. (a)	12,449	337,990
Insight Enterprises, Inc. (a)	5,830	259,901
NCR Corp. (a)	57,272	1,587,007
Presidio, Inc.	76,685	1,079,725
Rapid7, Inc. (a)	51,257	1,629,973
RealPage, Inc. (a)	6,334	326,708
Tech Data Corp. (a)	23,700	2,131,815
Verint Systems, Inc. (a)	17,003	772,446

		$11,396,415
Construction - 1.4%
Armstrong World Industries, Inc.	23,330	$1,562,877
Foundation Building Materials, Inc. (a)	21,093	206,289
GMS, Inc. (a)	6,394	120,143

		$1,889,309
Consumer Products - 0.4%
Herbalife Ltd. (a)	10,841	$620,647

Electrical Equipment - 2.6%
Atkore International Group, Inc. (a)	4,617	$94,279
TriMas Corp. (a)	59,623	1,730,856
WESCO International, Inc. (a)	31,336	1,673,656

		$3,498,791
Electronics - 2.1%
Amkor Technology, Inc. (a)	53,427	$365,975
IPG Photonics Corp. (a)	5,339	758,939
Jabil Circuit, Inc.	31,113	776,892
OSI Systems, Inc. (a)	5,745	415,938
Sanmina Corp. (a)	21,338	576,979

		$2,894,723
Energy - Independent - 2.2%
Bonanza Creek Energy, Inc. (a)	20,422	$541,796
Delek U.S. Holdings, Inc.	25,274	1,005,652
PBF Energy, Inc., “A”	15,851	613,117
W&T Offshore, Inc. (a)	41,730	242,451
Warrior Met Coal, Inc.	28,206	668,482

		$3,071,498

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Engineering - Construction - 2.0%
KBR, Inc.	104,587	$1,942,181
Quanta Services, Inc. (a)	21,400	751,140

		$2,693,321
Entertainment - 0.7%
Six Flags Entertainment Corp.	15,231	$934,574

Food & Beverages - 1.5%
Dean Foods Co.	33,374	$168,205
Hostess Brands, Inc. (a)	29,858	347,846
Pilgrim’s Pride Corp. (a)	42,377	840,759
SpartanNash Co.	37,853	709,744

		$2,066,554
Forest & Paper Products - 2.2%
Boise Cascade Corp.	17,794	$472,965
Trex Co., Inc. (a)	21,386	1,362,930
Verso Corp., “A” (a)	48,406	1,220,799

		$3,056,694
Health Maintenance Organizations - 1.0%
Molina Healthcare, Inc. (a)	10,083	$1,408,696

Insurance - 3.5%
American Equity Investment Life Holding Co.	42,328	$1,444,655
Essent Group Ltd. (a)	20,685	797,613
MGIC Investment Corp. (a)	44,130	516,762
Radian Group, Inc.	50,235	924,324
Universal Insurance Holdings, Inc.	24,838	1,090,140

		$4,773,494
Internet - 1.5%
Blucora, Inc. (a)	3,940	$121,983
LogMeIn, Inc.	20,306	1,872,822

		$1,994,805
Leisure & Toys - 0.8%
Brunswick Corp.	20,204	$1,071,620

Machinery & Tools - 5.5%
ACCO Brands Corp.	37,258	$302,535
AGCO Corp.	5,683	339,162
Allison Transmission Holdings, Inc.	10,406	490,227
Herman Miller, Inc.	29,892	1,012,143

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - continued
ITT, Inc.	2,620	$145,279
Knoll, Inc.	25,239	488,879
Park-Ohio Holdings Corp.	19,266	694,732
Regal Beloit Corp.	19,170	1,498,711
SPX FLOW, Inc. (a)	40,827	1,532,237
Steelcase, Inc., “A”	14,895	241,299
Titan Machinery, Inc. (a)	47,502	832,710

		$7,577,914
Medical & Health Technology & Services - 1.1%
Premier, Inc., “A” (a)	9,829	$389,818
Tenet Healthcare Corp. (a)	44,312	1,155,214

		$1,545,032
Medical Equipment - 5.2%
AngioDynamics, Inc. (a)	38,259	$822,186
Avanos Medical, Inc. (a)	23,398	1,116,319
CONMED Corp.	16,929	1,150,495
Integer Holdings Corp. (a)	15,455	1,369,004
Lantheus Holdings, Inc. (a)	35,630	668,062
LivaNova PLC (a)	4,197	424,694
Nevro Corp. (a)	28,620	1,188,016
NuVasive, Inc. (a)	5,262	335,137

		$7,073,913
Metals & Mining - 0.4%
Olympic Steel, Inc.	15,936	$292,585
Ryerson Holding Corp. (a)	26,654	218,296
Schnitzer Steel Industries, Inc., “A”	3,436	96,243

		$607,124
Natural Gas - Distribution - 1.3%
MDU Resources Group, Inc.	12,047	$318,884
South Jersey Industries, Inc.	46,740	1,458,288

		$1,777,172
Oil Services - 2.1%
Liberty Oilfield Services, Inc. (l)	48,314	$836,798
MRC Global, Inc. (a)	30,656	482,219
ProPetro Holding Corp. (a)	98,046	1,590,306

		$2,909,323

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - 12.6%
Assured Guaranty Ltd.	15,728	$642,017
BancFirst Corp.	7,704	430,037
Bank of N.T. Butterfield & Son Ltd.	19,884	788,997
Bank OZK	49,505	1,341,586
CAI International, Inc. (a)	27,432	672,358
Cathay General Bancorp, Inc.	48,335	1,912,616
East West Bancorp, Inc.	21,667	1,163,301
Enova International, Inc. (a)	33,241	735,956
First Hawaiian, Inc.	66,248	1,723,773
First Interstate BancSystem, Inc.	36,087	1,567,259
Hanmi Financial Corp.	11,575	259,743
Herc Holdings, Inc. (a)	21,896	781,030
OFG Bancorp	10,096	183,545
On Deck Capital, Inc. (a)	12,073	94,652
Popular, Inc.	16,719	942,952
Prosperity Bancshares, Inc.	6,847	475,113
Regional Management Corp. (a)	31,655	859,750
Triton International Ltd. of Bermuda	25,817	879,843
Wintrust Financial Corp.	23,030	1,781,371

		$17,235,899
Pharmaceuticals - 3.5%
Assertio Therapeutics, Inc. (a)	130,461	$650,348
Catalent, Inc. (a)	8,053	319,301
Endo International PLC (a)	73,870	888,656
Horizon Pharma PLC (a)	58,592	1,170,668
Mallinckrodt PLC (a)	20,886	496,878
Phibro Animal Health Corp., “A”	15,895	538,841
United Therapeutics Corp. (a)	6,430	759,383

		$4,824,075
Pollution Control - 0.3%
Advanced Disposal Services, Inc. (a)	16,336	$440,255

Printing & Publishing - 0.6%
Gannett Co., Inc.	73,772	$765,016

Real Estate - 9.4%
Ashford Hospitality Trust, REIT	106,186	$525,621
Brixmor Property Group Inc., REIT	114,955	1,896,758
CoreCivic, Inc., REIT	37,027	812,743
EPR Properties, REIT	11,556	818,511
GEO Group, Inc., REIT	37,677	875,613
Life Storage, Inc., REIT	19,157	1,870,490

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
Medical Properties Trust, Inc., REIT	103,589	$1,788,982
Preferred Apartment Communities, Inc., “A”, REIT	32,503	486,245
RE/MAX Holdings, Inc., “A”	28,234	930,875
Store Capital Corp., REIT	66,633	1,996,325
Uniti Group, Inc., REIT	33,966	676,942
Xenia Hotels & Resorts Inc., REIT	8,979	182,453

		$12,861,558
Restaurants - 1.9%
BJ’s Restaurants, Inc.	5,833	$316,849
Bloomin Brands, Inc.	40,488	791,540
Brinker International, Inc.	16,823	859,319
Carrols Restaurant Group, Inc. (a)	53,614	590,826

		$2,558,534
Specialty Chemicals - 1.7%
PolyOne Corp.	6,606	$222,094
Renewable Energy Group, Inc. (a)	32,525	876,549
Univar, Inc. (a)	53,982	1,169,250

		$2,267,893
Specialty Stores - 2.7%
Express, Inc. (a)	47,265	$294,934
Michaels Co., Inc. (a)	35,884	608,951
Party City Holdco, Inc. (a)	22,542	269,377
Sally Beauty Holdings, Inc. (a)	16,336	344,853
Signet Jewelers Ltd.	6,477	341,338
Urban Outfitters, Inc. (a)	39,487	1,504,060
Zumiez, Inc. (a)	16,113	317,748

		$3,681,261
Telecommunications - Wireless - 1.3%
Intelsat S.A. (a)	37,484	$932,227
Telephone and Data Systems, Inc.	23,841	851,839

		$1,784,066
Telephone Services - 0.8%
Shenandoah Telecommunications Co.	22,089	$1,103,566

Trucking - 0.8%
ArcBest Corp.	14,133	$568,994
Forward Air Corp.	8,838	576,945

		$1,145,939

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - 2.9%
Clearway Energy, Inc.	40,505	$730,305
NRG Energy, Inc.	41,355	1,589,273
Portland General Electric Co.	29,472	1,419,077
Spark Energy, Inc., “A” (l)	25,906	235,485

		$3,974,140
Total Common Stocks (Identified Cost, $126,706,181)		$134,512,437

Investment Companies (h) - 1.5%
Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 2.31% (v) (Identified Cost, $2,038,539)	2,038,710	$2,038,710

Collateral for Securities Loaned - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.22% (j) (Identified Cost, $207,879)	207,879	$207,879

Other Assets, Less Liabilities - 0.1%		71,291
Net Assets - 100.0%		$136,830,317

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $2,038,710 and $134,720,316, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $588,244 of securities on loan (identified cost, $126,914,060)	$134,720,316
Investments in affiliated issuers, at value (identified cost, $2,038,539)	2,038,710
Receivables for
Investments sold	13,453
Fund shares sold	331,861
Interest and dividends	116,917
Receivable from investment adviser	19,521
Total assets	$137,240,778
Liabilities
Payables for
Fund shares reacquired	$177,900
Collateral for securities loaned, at value (c)	207,879
Payable to affiliates
Shareholder servicing costs	19,762
Distribution and service fees	563
Program manager fee	28
Payable for independent Trustees’ compensation	169
Accrued expenses and other liabilities	4,160
Total liabilities	$410,461
Net assets	$136,830,317
Net assets consist of
Paid-in capital	$121,589,413
Total distributable earnings (loss)	15,240,904
Net assets	$136,830,317
Shares of beneficial interest outstanding	9,912,257

(c)	Non-cash collateral is not included.

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$48,045,214	3,492,844	$13.76
Class B	479,453	35,409	13.54
Class C	1,174,893	86,802	13.54
Class I	24,876,297	1,797,082	13.84
Class R1	80,072	5,913	13.54
Class R2	73,921	5,379	13.74
Class R3	71,741	5,196	13.81
Class R4	72,320	5,223	13.85
Class R6	51,591,749	3,722,642	13.86
Class 529A	8,177,514	593,974	13.77
Class 529B	444,208	32,840	13.53
Class 529C	1,742,935	128,953	13.52

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $14.60 [100 / 94.25 x $13.76] and $14.61 [100 / 94.25 x $13.77], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$858,440
Dividends from affiliated issuers	19,986
Other	13,749
Income on securities loaned	6,731
Foreign taxes withheld	(438)
Total investment income	$898,468
Expenses
Management fee	$427,242
Distribution and service fees	84,763
Shareholder servicing costs	45,575
Program manager fees	2,699
Administrative services fee	14,370
Independent Trustees’ compensation	1,133
Custodian fee	6,595
Shareholder communications	6,840
Audit and tax fees	27,904
Legal fees	426
Registration fees	61,377
Miscellaneous	14,143
Total expenses	$693,067
Reduction of expenses by investment adviser and distributor	(141,060)
Net expenses	$552,007
Net investment income (loss)	$346,461
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$3,849,887
Affiliated issuers	(288)
Net realized gain (loss)	$3,849,599
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(5,357,200)
Affiliated issuers	132
Net unrealized gain (loss)	$(5,357,068)
Net realized and unrealized gain (loss)	$(1,507,469)
Change in net assets from operations	$(1,161,008)

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/18 (unaudited)	Year ended 5/31/18
From operations
Net investment income (loss)	$346,461	$479,945
Net realized gain (loss)	3,849,599	4,684,895
Net unrealized gain (loss)	(5,357,068)	10,442,752
Change in net assets from operations	$(1,161,008)	$15,607,592
Total distributions to shareholders (a)	$—	$(3,416,187)
Change in net assets from fund share transactions	$21,122,578	$52,653,257
Total change in net assets	$19,961,570	$64,844,662
Net assets
At beginning of period	116,868,747	52,024,085
At end of period (b)	$136,830,317	$116,868,747

(a)

Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2. For the year ended May 31, 2018, distributions from net investment income and from net realized gain were $473,036 and $2,943,151, respectively.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 2. For the year ended May 31, 2018, end of period net assets included undistributed net investment income of $125,528.

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/18		Year ended
Class A			5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.83		$11.91	$10.36	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.05	$0.05	$0.04
Net realized and unrealized gain (loss)	(0.10)		2.32	1.57	0.35
Total from investment operations	$(0.07)		$2.37	$1.62	$0.39
Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.03)	$(0.03)
From net realized gain	—		(0.39)	(0.04)	—
Total distributions declared to shareholders	$—		$(0.45)	$(0.07)	$(0.03)
Net asset value, end of period (x)	$13.76		$13.83	$11.91	$10.36
Total return (%) (r)(s)(t)(x)	(0.51	)(n)	20.15	15.63	3.89	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	(a)	1.28	1.88	5.46	(a)
Expenses after expense reductions (f)	0.99	(a)	0.99	0.96	0.96	(a)
Net investment income (loss)	0.38	(a)	0.41	0.45	0.52	(a)
Portfolio turnover	28	(n)	90	90	47	(n)
Net assets at end of period (000 omitted)	$48,045		$43,682	$3,700	$637

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class B			5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.67		$11.81	$10.33	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$(0.05)	$(0.04)	$(0.02)
Net realized and unrealized gain (loss)	(0.10)		2.30	1.56	0.35
Total from investment operations	$(0.13)		$2.25	$1.52	$0.33
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.00	)(w)
From net realized gain	—		(0.39)	(0.04)	—
Total distributions declared to shareholders	$—		$(0.39)	$(0.04)	$(0.00	)(w)
Net asset value, end of period (x)	$13.54		$13.67	$11.81	$10.33
Total return (%) (r)(s)(t)(x)	(0.95	)(n)	19.28	14.73	3.34	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95	(a)	2.07	3.04	7.17	(a)
Expenses after expense reductions (f)	1.74	(a)	1.74	1.74	1.71	(a)
Net investment income (loss)	(0.37	)(a)	(0.39)	(0.34)	(0.25	)(a)
Portfolio turnover	28	(n)	90	90	47	(n)
Net assets at end of period (000 omitted)	$479		$403	$243	$98

	Six months ended 11/30/18		Year ended
Class C			5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.66		$11.80	$10.33	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.05)	$(0.03)	$(0.02)
Net realized and unrealized gain (loss)	(0.10)		2.30	1.54	0.36
Total from investment operations	$(0.12)		$2.25	$1.51	$0.34
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.01)
From net realized gain	—		(0.39)	(0.04)	—
Total distributions declared to shareholders	$—		$(0.39)	$(0.04)	$(0.01)
Net asset value, end of period (x)	$13.54		$13.66	$11.80	$10.33
Total return (%) (r)(s)(t)(x)	(0.88	)(n)	19.30	14.64	3.38	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95	(a)	2.07	2.87	7.03	(a)
Expenses after expense reductions (f)	1.74	(a)	1.74	1.74	1.71	(a)
Net investment income (loss)	(0.34	)(a)	(0.40)	(0.28)	(0.24	)(a)
Portfolio turnover	28	(n)	90	90	47	(n)
Net assets at end of period (000 omitted)	$1,175		$406	$408	$89

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class I			5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.90		$11.94	$10.38	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.08	$0.08	$0.05
Net realized and unrealized gain (loss)	(0.10)		2.33	1.55	0.36
Total from investment operations	$(0.06)		$2.41	$1.63	$0.41
Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.03)	$(0.03)
From net realized gain	—		(0.39)	(0.04)	—
Total distributions declared to shareholders	$—		$(0.45)	$(0.07)	$(0.03)
Net asset value, end of period (x)	$13.84		$13.90	$11.94	$10.38
Total return (%) (r)(s)(t)(x)	(0.43	)(n)	20.49	15.77	4.14	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	1.05	2.02	5.39	(a)
Expenses after expense reductions (f)	0.74	(a)	0.74	0.74	0.71	(a)
Net investment income (loss)	0.62	(a)	0.64	0.68	0.73	(a)
Portfolio turnover	28	(n)	90	90	47	(n)
Net assets at end of period (000 omitted)	$24,876		$12,225	$752	$351

	Six months ended 11/30/18		Year ended
Class R1			5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.67		$11.81	$10.33	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$(0.05)	$(0.04)	$(0.02)
Net realized and unrealized gain (loss)	(0.10)		2.30	1.56	0.35
Total from investment operations	$(0.13)		$2.25	$1.52	$0.33
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.00	)(w)
From net realized gain	—		(0.39)	(0.04)	—
Total distributions declared to shareholders	$—		$(0.39)	$(0.04)	$(0.00	)(w)
Net asset value, end of period (x)	$13.54		$13.67	$11.81	$10.33
Total return (%) (r)(s)(t)(x)	(0.95	)(n)	19.28	14.73	3.33	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95	(a)	2.07	3.32	7.32	(a)
Expenses after expense reductions (f)	1.74	(a)	1.74	1.74	1.71	(a)
Net investment income (loss)	(0.38	)(a)	(0.39)	(0.35)	(0.24	)(a)
Portfolio turnover	28	(n)	90	90	47	(n)
Net assets at end of period (000 omitted)	$80		$79	$63	$52

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class R2			5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.84		$11.89	$10.35	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.01	$0.02	$0.02
Net realized and unrealized gain (loss)	(0.11)		2.33	1.56	0.35
Total from investment operations	$(0.10)		$2.34	$1.58	$0.37
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.02)
From net realized gain	—		(0.39)	(0.04)	—
Total distributions declared to shareholders	$—		$(0.39)	$(0.04)	$(0.02)
Net asset value, end of period (x)	$13.74		$13.84	$11.89	$10.35
Total return (%) (r)(s)(t)(x)	(0.72	)(n)	19.91	15.29	3.68	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.45	(a)	1.57	2.84	6.82	(a)
Expenses after expense reductions (f)	1.24	(a)	1.24	1.24	1.21	(a)
Net investment income (loss)	0.13	(a)	0.11	0.15	0.26	(a)
Portfolio turnover	28	(n)	90	90	47	(n)
Net assets at end of period (000 omitted)	$74		$72	$60	$52

	Six months ended 11/30/18		Year ended
Class R3			5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.88		$11.92	$10.36	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.05	$0.05	$0.04
Net realized and unrealized gain (loss)	(0.10)		2.33	1.56	0.34
Total from investment operations	$(0.07)		$2.38	$1.61	$0.38
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.01)	$(0.02)
From net realized gain	—		(0.39)	(0.04)	—
Total distributions declared to shareholders	$—		$(0.42)	$(0.05)	$(0.02)
Net asset value, end of period (x)	$13.81		$13.88	$11.92	$10.36
Total return (%) (r)(s)(t)(x)	(0.50	)(n)	20.21	15.54	3.86	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	(a)	1.32	2.59	6.57	(a)
Expenses after expense reductions (f)	0.99	(a)	0.99	0.99	0.96	(a)
Net investment income (loss)	0.38	(a)	0.36	0.40	0.51	(a)
Portfolio turnover	28	(n)	90	90	47	(n)
Net assets at end of period (000 omitted)	$72		$72	$60	$52
See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class R4			5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.91		$11.94	$10.37	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.08	$0.07	$0.05
Net realized and unrealized gain (loss)	(0.11)		2.34	1.57	0.35
Total from investment operations	$(0.06)		$2.42	$1.64	$0.40
Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.03)	$(0.03)
From net realized gain	—		(0.39)	(0.04)	—
Total distributions declared to shareholders	$—		$(0.45)	$(0.07)	$(0.03)
Net asset value, end of period (x)	$13.85		$13.91	$11.94	$10.37
Total return (%) (r)(s)(t)(x)	(0.43	)(n)	20.54	15.87	4.04	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	1.07	2.34	6.32	(a)
Expenses after expense reductions (f)	0.74	(a)	0.74	0.74	0.71	(a)
Net investment income (loss)	0.63	(a)	0.61	0.65	0.76	(a)
Portfolio turnover	28	(n)	90	90	47	(n)
Net assets at end of period (000 omitted)	$72		$73	$60	$52

	Six months ended 11/30/18		Year ended
Class R6			5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.91		$11.94	$10.37	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.09	$0.08	$0.05
Net realized and unrealized gain (loss)	(0.10)		2.34	1.57	0.35
Total from investment operations	$(0.05)		$2.43	$1.65	$0.40
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.04)	$(0.03)
From net realized gain	—		(0.39)	(0.04)	—
Total distributions declared to shareholders	$—		$(0.46)	$(0.08)	$(0.03)
Net asset value, end of period (x)	$13.86		$13.91	$11.94	$10.37
Total return (%) (r)(s)(t)(x)	(0.36	)(n)	20.62	15.90	4.04	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.99	1.22	6.31	(a)
Expenses after expense reductions (f)	0.66	(a)	0.65	0.69	0.70	(a)
Net investment income (loss)	0.71	(a)	0.71	0.73	0.77	(a)
Portfolio turnover	28	(n)	90	90	47	(n)
Net assets at end of period (000 omitted)	$51,592		$49,503	$46,259	$1,874

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class 529A			5/31/18	5/31/17 (i)
	(unaudited)
Net asset value, beginning of period	$13.85		$11.90	$10.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.02	$0.04
Net realized and unrealized gain (loss)	(0.10)		2.35	1.19
Total from investment operations	$(0.08)		$2.37	$1.23
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.03)
From net realized gain	—		(0.39)	(0.04)
Total distributions declared to shareholders	$—		$(0.42)	$(0.07)
Net asset value, end of period (x)	$13.77		$13.85	$11.90
Total return (%) (r)(s)(t)(x)	(0.58	)(n)	20.13	11.47	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25	(a)	1.34	1.77	(a)
Expenses after expense reductions (f)	1.02	(a)	1.03	1.04	(a)
Net investment income (loss)	0.35	(a)	0.17	0.36	(a)
Portfolio turnover	28	(n)	90	90
Net assets at end of period (000 omitted)	$8,178		$8,175	$287

	Six months ended 11/30/18		Year ended
Class 529B			5/31/18	5/31/17 (i)
	(unaudited)
Net asset value, beginning of period	$13.66		$11.80	$10.70
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$(0.07)	$(0.04)
Net realized and unrealized gain (loss)	(0.10)		2.32	1.18
Total from investment operations	$(0.13)		$2.25	$1.14
Less distributions declared to shareholders
From net investment income	$—		$—	$—
From net realized gain	—		(0.39)	(0.04)
Total distributions declared to shareholders	$—		$(0.39)	$(0.04)
Net asset value, end of period (x)	$13.53		$13.66	$11.80
Total return (%) (r)(s)(t)(x)	(0.95	)(n)	19.30	10.67	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.00	(a)	2.10	2.91	(a)
Expenses after expense reductions (f)	1.79	(a)	1.79	1.79	(a)
Net investment income (loss)	(0.42	)(a)	(0.54)	(0.42	)(a)
Portfolio turnover	28	(n)	90	90
Net assets at end of period (000 omitted)	$444		$459	$55

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class 529C			5/31/18	5/31/17 (i)
	(unaudited)
Net asset value, beginning of period	$13.65		$11.79	$10.69
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$(0.08)	$(0.04)
Net realized and unrealized gain (loss)	(0.10)		2.33	1.18
Total from investment operations	$(0.13)		$2.25	$1.14
Less distributions declared to shareholders
From net investment income	$—		$—	$—
From net realized gain	—		(0.39)	(0.04)
Total distributions declared to shareholders	$—		$(0.39)	$(0.04)
Net asset value, end of period (x)	$13.52		$13.65	$11.79
Total return (%) (r)(s)(t)(x)	(0.95	)(n)	19.31	10.68	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.00	(a)	2.08	2.84	(a)
Expenses after expense reductions (f)	1.79	(a)	1.79	1.79	(a)
Net investment income (loss)	(0.43	)(a)	(0.61)	(0.39	)(a)
Portfolio turnover	28	(n)	90	90
Net assets at end of period (000 omitted)	$1,743		$1,721	$78

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class 529A, Class 529B, and Class 529C, the period is from the class inception, July 14, 2016, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Small Cap Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period. The impact of the fund’s adoption was limited to changes in the fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the impacts being that the fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across

23

Notes to Financial Statements (unaudited) – continued

transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an

24

Notes to Financial Statements (unaudited) – continued

investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$134,512,437	$—	$—	$134,512,437
Mutual Funds	2,246,589	—	—	2,246,589
Total	$136,759,026	$—	$—	$136,759,026

For further information regarding security characteristics, see the Portfolio of Investments.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities

25

Notes to Financial Statements (unaudited) – continued

in the fund’s Portfolio of Investments, with a fair value of $588,244. The fair value of the fund’s investment securities on loan and a related liability of $207,879 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $425,119 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

26

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/18
Ordinary income (including any short-term capital gains)	$3,316,120
Long-term capital gains	100,067
Total distributions	$3,416,187

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/18
Cost of investments	$129,449,170
Gross appreciation	15,236,000
Gross depreciation	(7,926,144)
Net unrealized appreciation (depreciation)	$7,309,856

As of 5/31/18
Undistributed ordinary income	2,216,505
Undistributed long-term capital gain	1,485,774
Net unrealized appreciation (depreciation)	12,699,633

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Effective April 23, 2018, Class C and Class 529C shares will convert to

27

Notes to Financial Statements (unaudited) – continued

Class A and Class 529A shares, respectively, approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 11/30/18	Year ended 5/31/18	Six months ended 11/30/18	Year ended 5/31/18
Class A	$—	$173,789	$—	$1,173,954
Class B	—	—	—	8,486
Class C	—	—	—	12,536
Class I	—	24,711	—	151,546
Class R1	—	—	—	2,122
Class R2	—	—	—	1,954
Class R3	—	143	—	1,958
Class R4	—	299	—	1,963
Class R6	—	273,440	—	1,574,163
Class 529A	—	654	—	9,895
Class 529B	—	—	—	2,009
Class 529C	—	—	—	2,565
Total	$—	$473,036	$—	$2,943,151

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.65%
In excess of $1 billion and up to $2.5 billion	0.60%
In excess of $2.5 billion	0.575%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2018, this management fee reduction amounted to $6,440, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2018 was equivalent to an annual effective rate of 0.64% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.70%	1.04%	1.79%	1.79%

28

Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2019. For the six months ended November 30, 2018, this reduction amounted to $132,962, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $5,040 and $7,483 for the six months ended November 30, 2018, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$56,332
Class B	0.75%	0.25%	1.00%	1.00%	2,313
Class C	0.75%	0.25%	1.00%	1.00%	3,340
Class R1	0.75%	0.25%	1.00%	1.00%	413
Class R2	0.25%	0.25%	0.50%	0.50%	192
Class R3	—	0.25%	0.25%	0.25%	94
Class 529A	—	0.25%	0.25%	0.23%	10,636
Class 529B	0.75%	0.25%	1.00%	0.99%	2,353
Class 529C	0.75%	0.25%	1.00%	1.00%	9,090
Total Distribution and Service Fees					$84,763

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2018, this rebate amounted to $747, $886, $13, and $12 for Class A, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in

29

Notes to Financial Statements (unaudited) – continued

the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2018, were as follows:

Amount
Class A	$—
Class B	66
Class C	11
Class 529B	—
Class 529C	12

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended November 30, 2018, were as follows:

Fee
Class 529A	$2,127
Class 529B	118
Class 529C	454
Total Program Manager Fees	$2,699

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2018, the fee was $9,095, which equated to 0.0138% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $36,480.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2018 was equivalent to an annual effective rate of 0.0219% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay

30

Notes to Financial Statements (unaudited) – continued

compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2018, the fee paid by the fund under this agreement was $106 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On August 15, 2017, MFS redeemed 5,042 shares of Class A, 821 shares of Class B, 823 shares of Class C, and 9,633 shares of Class R6 for an aggregate amount of $199,101.

At November 30, 2018, MFS held approximately 87%, 96%, 100%, and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4, respectively.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended November 30, 2018, the fund engaged in purchase transactions pursuant to this policy, which amounted to $3,092.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2018, this reimbursement amounted to $13,749, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended November 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $55,283,173 and $36,000,451, respectively.

31

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/18		Year ended 5/31/18
	Shares	Amount	Shares	Amount
Shares sold
Class A	886,620	$12,745,168	3,318,926	$42,967,222
Class B	8,536	120,339	11,044	143,276
Class C	59,073	815,025	8,486	109,871
Class I	1,121,258	15,983,384	889,281	11,609,708
Class R1	156	2,204	285	3,655
Class R2	201	2,873	—	—
Class R6	422,629	5,890,552	847,504	10,769,945
Class 529A	51,985	747,462	592,114	7,814,791
Class 529B	770	10,928	29,196	380,882
Class 529C	14,909	214,012	137,642	1,793,285
	2,566,137	$36,531,947	5,834,478	$75,592,635

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	8,846	$113,758
Class B	—	—	665	8,486
Class C	—	—	984	12,536
Class I	—	—	13,653	176,257
Class R1	—	—	167	2,122
Class R2	—	—	152	1,954
Class R3	—	—	162	2,101
Class R4	—	—	175	2,262
Class R6	—	—	143,114	1,847,603
Class 529A	—	—	819	10,549
Class 529B	—	—	158	2,009
Class 529C	—	—	201	2,565
	—	$—	169,096	$2,182,202

Shares reacquired
Class A	(551,711)	$(7,840,280)	(480,574)	$(6,191,045)
Class B	(2,586)	(35,580)	(2,805)	(34,935)
Class C	(1,964)	(26,796)	(14,309)	(186,497)
Class I	(203,478)	(2,851,991)	(86,619)	(1,121,259)
Class R1	(26)	(360)	(12)	(153)
Class R6	(257,915)	(3,761,354)	(1,305,779)	(16,997,730)
Class 529A	(48,456)	(702,922)	(26,576)	(345,799)
Class 529B	(1,571)	(22,258)	(403)	(5,299)
Class 529C	(12,072)	(167,828)	(18,324)	(238,863)
	(1,079,779)	$(15,409,369)	(1,935,401)	$(25,121,580)

32

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/18		Year ended 5/31/18
	Shares	Amount	Shares	Amount
Net change
Class A	334,909	$4,904,888	2,847,198	$36,889,935
Class B	5,950	84,759	8,904	116,827
Class C	57,109	788,229	(4,839)	(64,090)
Class I	917,780	13,131,393	816,315	10,664,706
Class R1	130	1,844	440	5,624
Class R2	201	2,873	152	1,954
Class R3	—	—	162	2,101
Class R4	—	—	175	2,262
Class R6	164,714	2,129,198	(315,161)	(4,380,182)
Class 529A	3,529	44,540	566,357	7,479,541
Class 529B	(801)	(11,330)	28,951	377,592
Class 529C	2,837	46,184	119,519	1,556,987
	1,486,358	$21,122,578	4,068,173	$52,653,257

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2055 Fund were the owners of record of approximately 7%, 7%, 4%, 4%, 4%, 3%, 3%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2060 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended November 30, 2018, the fund’s commitment fee and interest expense were $316 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

33

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money
Market Portfolio		799,783	25,031,934	(23,793,007)	2,038,710

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(288)	$132	$—	$19,986	$2,038,710

(8) Subsequent Event

Effective on or about June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

34

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2018 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2017 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

35

Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over the one-year period ended December 31, 2017. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on September 15, 2015, and has a limited operating history and performance record; therefore no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment

36

Board Review of Investment Advisory Agreement – continued

companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS

37

Board Review of Investment Advisory Agreement – continued

performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2018.

38

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

39

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

November 30, 2018

MFS® Blended Research® Value Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

BRU-SEM

MFS® Blended Research® Value Equity Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Higher bond yields, international trade friction, and geopolitical uncertainty have contributed to an uptick in market volatility in recent quarters — a departure from the low-volatility environment that prevailed for much of 2017. Against this more challenging backdrop, equity markets in the United States have outperformed most international markets on a relative basis, though returns have been modest year to date on an absolute basis. Global economic growth has become less synchronized over the past few months, with Europe, China, and some emerging markets having shown signs of slowing growth while U.S. growth has remained above average.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains fairly accommodative around the world, with many central banks taking only tentative steps toward tighter policies.

U.S. tax reforms adopted in late 2017 have been welcomed by equity markets while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. With the Republicans losing control of the U.S. House of Representatives, further meaningful U.S. fiscal stimulus appears less likely. A partial U.S. government shutdown, beginning in late 2018, also added to political uncertainty. Globally, inflation remains largely subdued, but tight labor markets and moderate global demand have investors on the lookout for its potential reappearance. Increased U.S. protectionism is also a growing concern, as investors fear trade disputes could dampen business sentiment, leading to even slower global growth. While there has been progress on this front — a NAFTA replacement has been agreed upon between the U.S., Mexico, and Canada; the free trade pact with Korea has been updated; and a negotiating framework with the European Union has been agreed upon — tensions over trade with China remain quite high.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 15, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Johnson & Johnson	3.5%
Bank of America Corp.	3.3%
Cisco Systems, Inc.	3.2%
JPMorgan Chase & Co.	2.8%
Comcast Corp., “A”	2.5%
Citigroup, Inc.	2.5%
Intel Corp.	2.3%
Medtronic PLC	2.1%
Wells Fargo & Co.	2.1%
Walgreens Boots Alliance, Inc.	2.0%

GICS equity sectors
Financials	22.5%
Health Care	15.3%
Information Technology	10.1%
Energy	9.9%
Consumer Staples	8.5%
Industrials	7.0%
Utilities	6.3%
Consumer Discretionary	5.8%
Communication Services	5.7%
Real Estate	5.6%
Materials	2.7%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Percentages are based on net assets as of November 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2018 through November 30, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2018 through November 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/18	Ending Account Value 11/30/18	Expenses Paid During Period (p) 6/01/18-11/30/18
A	Actual	0.74%	$1,000.00	$1,021.03	$3.75
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
B	Actual	1.49%	$1,000.00	$1,017.96	$7.54
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
C	Actual	1.49%	$1,000.00	$1,018.03	$7.54
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
I	Actual	0.49%	$1,000.00	$1,022.46	$2.48
	Hypothetical (h)	0.49%	$1,000.00	$1,022.61	$2.48
R1	Actual	1.49%	$1,000.00	$1,017.17	$7.53
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
R2	Actual	0.99%	$1,000.00	$1,020.20	$5.01
	Hypothetical (h)	0.99%	$1,000.00	$1,020.10	$5.01
R3	Actual	0.74%	$1,000.00	$1,020.93	$3.75
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
R4	Actual	0.49%	$1,000.00	$1,022.46	$2.48
	Hypothetical (h)	0.49%	$1,000.00	$1,022.61	$2.48
R6	Actual	0.39%	$1,000.00	$1,023.22	$1.98
	Hypothetical (h)	0.39%	$1,000.00	$1,023.11	$1.98

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

11/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.4%
Issuer	Shares/Par	Value ($)
Aerospace - 2.6%
Boeing Co.	6,482	$2,247,698
Honeywell International, Inc.	15,901	2,333,472

		$4,581,170
Alcoholic Beverages - 0.8%
Molson Coors Brewing Co.	20,850	$1,371,304

Automotive - 1.2%
Lear Corp.	16,132	$2,197,985

Biotechnology - 0.8%
Biogen, Inc. (a)	4,176	$1,393,615

Business Services - 1.9%
Cognizant Technology Solutions Corp., “A”	17,258	$1,229,288
DXC Technology Co.	24,155	1,522,731
First Data Corp. (a)	35,789	682,854

		$3,434,873
Cable TV - 2.5%
Comcast Corp., “A”	114,385	$4,462,159

Chemicals - 2.7%
CF Industries Holdings, Inc.	50,871	$2,146,247
Eastman Chemical Co.	22,280	1,756,110
LyondellBasell Industries N.V., “A”	9,763	910,986

		$4,813,343
Computer Software - 1.7%
Microsoft Corp.	27,395	$3,037,831

Computer Software - Systems - 1.0%
Hewlett Packard Enterprise	121,086	$1,816,290

Construction - 0.8%
Toll Brothers, Inc.	41,674	$1,373,992

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - 1.7%
Kimberly-Clark Corp.	5,913	$682,183
Procter & Gamble Co.	24,790	2,342,903

		$3,025,086
Consumer Services - 0.2%
Bookings Holdings, Inc. (a)	206	$389,727

Electronics - 2.3%
Intel Corp.	81,954	$4,041,152

Energy - Independent - 6.1%
EOG Resources, Inc.	23,199	$2,396,689
Marathon Petroleum Corp.	20,492	1,335,259
Noble Energy, Inc.	44,384	1,053,676
Occidental Petroleum Corp.	33,240	2,335,775
Phillips 66	28,379	2,654,004
Valero Energy Corp.	14,036	1,121,476

		$10,896,879
Energy - Integrated - 2.5%
Chevron Corp.	10,375	$1,234,002
Exxon Mobil Corp.	39,532	3,142,794

		$4,376,796
Food & Beverages - 1.6%
Archer Daniels Midland Co.	17,692	$814,186
J.M. Smucker Co.	15,352	1,604,438
Tyson Foods, Inc., “A”	8,335	491,348

		$2,909,972
Gaming & Lodging - 1.0%
Marriott International, Inc., “A”	6,740	$775,302
Royal Caribbean Cruises Ltd.	8,544	966,070

		$1,741,372
Health Maintenance Organizations - 1.0%
Humana Inc.	5,346	$1,761,347

Insurance - 6.2%
Allstate Corp.	12,060	$1,075,631
Berkshire Hathaway, Inc., “B” (a)	15,076	3,290,186
Chubb Ltd.	15,116	2,021,614
MetLife, Inc.	59,786	2,668,249

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Prudential Financial, Inc.	20,842	$1,954,146

		$11,009,826
Machinery & Tools - 3.2%
AGCO Corp.	11,576	$690,856
Eaton Corp. PLC	34,429	2,648,967
Ingersoll-Rand Co. Ltd., “A”	9,482	981,577
Regal Beloit Corp.	16,990	1,328,278

		$5,649,678
Major Banks - 10.9%
Bank of America Corp.	208,942	$5,933,953
Goldman Sachs Group, Inc.	2,619	499,417
JPMorgan Chase & Co.	44,284	4,923,938
Morgan Stanley	27,471	1,219,438
PNC Financial Services Group, Inc.	22,933	3,113,843
Wells Fargo & Co.	69,370	3,765,403

		$19,455,992
Medical & Health Technology & Services - 5.1%
HCA Healthcare, Inc.	17,403	$2,505,858
McKesson Corp.	17,538	2,183,481
Premier, Inc., “A” (a)	18,669	740,412
Walgreens Boots Alliance, Inc.	42,265	3,578,578

		$9,008,329
Medical Equipment - 2.5%
Danaher Corp.	6,590	$721,869
Medtronic PLC	38,829	3,786,992

		$4,508,861
Natural Gas - Pipeline - 0.5%
ONEOK, Inc.	14,784	$908,181

Network & Telecom - 3.2%
Cisco Systems, Inc.	117,410	$5,620,417

Oil Services - 0.8%
Halliburton Co.	47,381	$1,489,185

Other Banks & Diversified Financials - 5.3%
Citigroup, Inc.	68,443	$4,434,422
Discover Financial Services	31,576	2,251,369
Synchrony Financial	65,128	1,692,025

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Zions Bancorp NA	22,954	$1,116,942

		$9,494,758
Pharmaceuticals - 7.9%
Bristol-Myers Squibb Co.	48,007	$2,566,454
Eli Lilly & Co.	22,225	2,636,774
Johnson & Johnson	42,745	6,279,241
Pfizer, Inc.	57,289	2,648,470

		$14,130,939
Railroad & Shipping - 1.3%
Union Pacific Corp.	14,864	$2,285,786

Real Estate - 5.6%
CubeSmart, REIT	48,224	$1,501,695
EPR Properties, REIT	8,178	579,248
Extra Space Storage, Inc., REIT	4,629	444,291
Gaming and Leisure Properties, Inc., REIT	17,076	587,927
Life Storage, Inc., REIT	23,376	2,282,433
Medical Properties Trust, Inc., REIT	123,769	2,137,490
Store Capital Corp., REIT	80,202	2,402,852

		$9,935,936
Restaurants - 2.2%
Aramark	46,806	$1,781,436
U.S. Foods Holding Corp. (a)	63,486	2,106,466

		$3,887,902
Specialty Stores - 1.6%
Target Corp.	18,474	$1,310,915
Urban Outfitters, Inc. (a)	39,042	1,487,110

		$2,798,025
Telephone Services - 3.2%
AT&T, Inc.	63,733	$1,991,019
CenturyLink, Inc.	32,941	619,291
Verizon Communications, Inc.	51,632	3,113,409

		$5,723,719
Tobacco - 1.2%
Altria Group, Inc.	12,555	$688,391
Philip Morris International, Inc.	15,759	1,363,626

		$2,052,017

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - 6.3%
AES Corp.	74,640	$1,156,174
American Electric Power Co., Inc.	14,938	1,161,280
Exelon Corp.	70,689	3,279,263
NextEra Energy, Inc.	5,046	916,909
NRG Energy, Inc.	60,536	2,326,398
PPL Corp.	77,462	2,369,562

		$11,209,586
Total Common Stocks (Identified Cost, $158,634,285)		$176,794,030

Investment Companies (h) - 0.4%
Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 2.31% (v) (Identified Cost, $772,375)	772,494	$772,494

Other Assets, Less Liabilities - 0.2%		318,173
Net Assets - 100.0%		$177,884,697

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $772,494 and $176,794,030, respectively.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $158,634,285)	$176,794,030
Investments in affiliated issuers, at value (identified cost, $772,375)	772,494
Receivables for
Fund shares sold	48,009
Dividends	459,193
Receivable from investment adviser	21,139
Total assets	$178,094,865
Liabilities
Payables for
Fund shares reacquired	$188,811
Payable to affiliates
Shareholder servicing costs	18,365
Distribution and service fees	751
Payable for independent Trustees’ compensation	308
Accrued expenses and other liabilities	1,933
Total liabilities	$210,168
Net assets	$177,884,697
Net assets consist of
Paid-in capital	$153,761,645
Total distributable earnings (loss)	24,123,052
Net assets	$177,884,697
Shares of beneficial interest outstanding	13,487,186

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$52,341,691	3,991,319	$13.11
Class B	145,545	11,164	13.04
Class C	380,887	29,328	12.99
Class I	1,907,786	144,518	13.20
Class R1	67,278	5,163	13.03
Class R2	73,439	5,594	13.13
Class R3	167,103	12,689	13.17
Class R4	69,473	5,262	13.20
Class R6	122,731,495	9,282,149	13.22

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.91 [100 / 94.25 x $13.11]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$2,281,805
Dividends from affiliated issuers	22,980
Other	3,948
Total investment income	$2,308,733
Expenses
Management fee	$362,008
Distribution and service fees	71,203
Shareholder servicing costs	28,837
Administrative services fee	17,804
Independent Trustees’ compensation	1,878
Custodian fee	6,990
Shareholder communications	4,039
Audit and tax fees	26,956
Legal fees	722
Registration fees	60,461
Miscellaneous	13,254
Total expenses	$594,152
Reduction of expenses by investment adviser and distributor	(139,816)
Net expenses	$454,336
Net investment income (loss)	$1,854,397
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$24,576
Affiliated issuers	32
Net realized gain (loss)	$24,608
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$2,187,182
Affiliated issuers	(195)
Net unrealized gain (loss)	$2,186,987
Net realized and unrealized gain (loss)	$2,211,595
Change in net assets from operations	$4,065,992

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/18 (unaudited)	Year ended 5/31/18
From operations
Net investment income (loss)	$1,854,397	$2,851,252
Net realized gain (loss)	24,608	5,982,227
Net unrealized gain (loss)	2,186,987	8,351,435
Change in net assets from operations	$4,065,992	$17,184,914
Total distributions to shareholders (a)	$—	$(6,501,265)
Change in net assets from fund share transactions	$(2,058,397)	$47,054,951
Total change in net assets	$2,007,595	$57,738,600
Net assets
At beginning of period	175,877,102	118,138,502
At end of period (b)	$177,884,697	$175,877,102

(a)

Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2. For the year ended May 31, 2018, distributions from net investment income and from net realized gain were $2,365,112 and $4,136,153, respectively.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 2. For the year ended May 31, 2018, end of period net assets included undistributed net investment income of $1,322,421.

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/18		Year ended
Class A			5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.84		$11.85	$10.57	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.22	$0.18	$0.12
Net realized and unrealized gain (loss)	0.15		1.22	1.16	0.55
Total from investment operations	$0.27		$1.44	$1.34	$0.67
Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.06)	$(0.06)
From net realized gain	—		(0.29)	—	(0.04)
Total distributions declared to shareholders	$—		$(0.45)	$(0.06)	$(0.10)
Net asset value, end of period (x)	$13.11		$12.84	$11.85	$10.57
Total return (%) (r)(s)(t)(x)	2.10	(n)	12.18	12.71	6.70	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.91	1.90	5.03	(a)
Expenses after expense reductions (f)	0.74	(a)	0.74	0.74	0.71	(a)
Net investment income (loss)	1.81	(a)	1.72	1.59	1.74	(a)
Portfolio turnover	23	(n)	61	51	33	(n)
Net assets at end of period (000 omitted)	$52,342		$53,388	$1,012	$420

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class B			5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.81		$11.79	$10.55	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.10	$0.10	$0.07
Net realized and unrealized gain (loss)	0.16		1.24	1.15	0.55
Total from investment operations	$0.23		$1.34	$1.25	$0.62
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.01)	$(0.03)
From net realized gain	—		(0.29)	—	(0.04)
Total distributions declared to shareholders	$—		$(0.32)	$(0.01)	$(0.07)
Net asset value, end of period (x)	$13.04		$12.81	$11.79	$10.55
Total return (%) (r)(s)(t)(x)	1.80	(n)	11.36	11.80	6.20	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.66	2.53	6.53	(a)
Expenses after expense reductions (f)	1.49	(a)	1.49	1.49	1.46	(a)
Net investment income (loss)	1.05	(a)	0.80	0.84	0.94	(a)
Portfolio turnover	23	(n)	61	51	33	(n)
Net assets at end of period (000 omitted)	$146		$164	$148	$60

	Six months ended 11/30/18		Year ended
Class C			5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.76		$11.74	$10.53	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.10	$0.10	$0.07
Net realized and unrealized gain (loss)	0.16		1.23	1.14	0.54
Total from investment operations	$0.23		$1.33	$1.24	$0.61
Less distributions declared to shareholders
From net investment income	$—		$(0.02)	$(0.03)	$(0.04)
From net realized gain	—		(0.29)	—	(0.04)
Total distributions declared to shareholders	$—		$(0.31)	$(0.03)	$(0.08)
Net asset value, end of period (x)	$12.99		$12.76	$11.74	$10.53
Total return (%) (r)(s)(t)(x)	1.80	(n)	11.33	11.81	6.16	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.67	2.33	6.15	(a)
Expenses after expense reductions (f)	1.49	(a)	1.49	1.49	1.46	(a)
Net investment income (loss)	1.04	(a)	0.77	0.83	0.91	(a)
Portfolio turnover	23	(n)	61	51	33	(n)
Net assets at end of period (000 omitted)	$381		$539	$586	$137

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class I			5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.91		$11.89	$10.60	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.23	$0.21	$0.14
Net realized and unrealized gain (loss)	0.14		1.24	1.16	0.56
Total from investment operations	$0.29		$1.47	$1.37	$0.70
Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.08)	$(0.06)
From net realized gain	—		(0.29)	—	(0.04)
Total distributions declared to shareholders	$—		$(0.45)	$(0.08)	$(0.10)
Net asset value, end of period (x)	$13.20		$12.91	$11.89	$10.60
Total return (%) (r)(s)(t)(x)	2.25	(n)	12.40	12.96	7.02	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	(a)	0.67	1.43	5.02	(a)
Expenses after expense reductions (f)	0.49	(a)	0.49	0.49	0.46	(a)
Net investment income (loss)	2.20	(a)	1.81	1.84	1.95	(a)
Portfolio turnover	23	(n)	61	51	33	(n)
Net assets at end of period (000 omitted)	$1,908		$822	$533	$189

	Six months ended 11/30/18		Year ended
Class R1			5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.81		$11.80	$10.55	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.10	$0.10	$0.07
Net realized and unrealized gain (loss)	0.15		1.24	1.15	0.55
Total from investment operations	$0.22		$1.34	$1.25	$0.62
Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$—	$(0.03)
From net realized gain	—		(0.29)	—	(0.04)
Total distributions declared to shareholders	$—		$(0.33)	$—	$(0.07)
Net asset value, end of period (x)	$13.03		$12.81	$11.80	$10.55
Total return (%) (r)(s)(t)(x)	1.72	(n)	11.37	11.85	6.20	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.66	3.03	6.58	(a)
Expenses after expense reductions (f)	1.49	(a)	1.49	1.49	1.46	(a)
Net investment income (loss)	1.06	(a)	0.78	0.85	0.95	(a)
Portfolio turnover	23	(n)	61	51	33	(n)
Net assets at end of period (000 omitted)	$67		$66	$59	$53

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class R2			5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.87		$11.85	$10.57	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.16	$0.15	$0.10
Net realized and unrealized gain (loss)	0.16		1.25	1.16	0.55
Total from investment operations	$0.26		$1.41	$1.31	$0.65
Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.03)	$(0.04)
From net realized gain	—		(0.29)	—	(0.04)
Total distributions declared to shareholders	$—		$(0.39)	$(0.03)	$(0.08)
Net asset value, end of period (x)	$13.13		$12.87	$11.85	$10.57
Total return (%) (r)(s)(t)(x)	2.02	(n)	11.93	12.38	6.56	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.16	2.53	6.08	(a)
Expenses after expense reductions (f)	0.99	(a)	0.99	0.99	0.96	(a)
Net investment income (loss)	1.57	(a)	1.29	1.35	1.45	(a)
Portfolio turnover	23	(n)	61	51	33	(n)
Net assets at end of period (000 omitted)	$73		$69	$60	$53

	Six months ended 11/30/18		Year ended
Class R3			5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.90		$11.87	$10.58	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.21	$0.18	$0.12
Net realized and unrealized gain (loss)	0.15		1.24	1.16	0.55
Total from investment operations	$0.27		$1.45	$1.34	$0.67
Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.05)	$(0.05)
From net realized gain	—		(0.29)	—	(0.04)
Total distributions declared to shareholders	$—		$(0.42)	$(0.05)	$(0.09)
Net asset value, end of period (x)	$13.17		$12.90	$11.87	$10.58
Total return (%) (r)(s)(t)(x)	2.09	(n)	12.24	12.72	6.74	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.91	2.27	5.83	(a)
Expenses after expense reductions (f)	0.74	(a)	0.74	0.74	0.71	(a)
Net investment income (loss)	1.81	(a)	1.64	1.60	1.70	(a)
Portfolio turnover	23	(n)	61	51	33	(n)
Net assets at end of period (000 omitted)	$167		$187	$60	$53

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class R4			5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.91		$11.88	$10.59	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.23	$0.21	$0.14
Net realized and unrealized gain (loss)	0.15		1.25	1.16	0.55
Total from investment operations	$0.29		$1.48	$1.37	$0.69
Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.08)	$(0.06)
From net realized gain	—		(0.29)	—	(0.04)
Total distributions declared to shareholders	$—		$(0.45)	$(0.08)	$(0.10)
Net asset value, end of period (x)	$13.20		$12.91	$11.88	$10.59
Total return (%) (r)(s)(t)(x)	2.25	(n)	12.49	12.96	6.92	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	(a)	0.66	2.02	5.58	(a)
Expenses after expense reductions (f)	0.49	(a)	0.49	0.49	0.46	(a)
Net investment income (loss)	2.06	(a)	1.78	1.85	1.95	(a)
Portfolio turnover	23	(n)	61	51	33	(n)
Net assets at end of period (000 omitted)	$69		$68	$60	$53

	Six months ended 11/30/18		Year ended
Class R6			5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.92		$11.89	$10.59	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.24	$0.22	$0.14
Net realized and unrealized gain (loss)	0.16		1.25	1.16	0.55
Total from investment operations	$0.30		$1.49	$1.38	$0.69
Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.08)	$(0.06)
From net realized gain	—		(0.29)	—	(0.04)
Total distributions declared to shareholders	$—		$(0.46)	$(0.08)	$(0.10)
Net asset value, end of period (x)	$13.22		$12.92	$11.89	$10.59
Total return (%) (r)(s)(t)(x)	2.32	(n)	12.55	13.08	6.92	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.57	0.65	5.57	(a)
Expenses after expense reductions (f)	0.39	(a)	0.39	0.45	0.45	(a)
Net investment income (loss)	2.16	(a)	1.87	1.88	1.96	(a)
Portfolio turnover	23	(n)	61	51	33	(n)
Net assets at end of period (000 omitted)	$122,731		$120,575	$115,619	$1,925
See Notes to Financial Statements

18

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Value Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period. The impact of the fund’s adoption was limited to changes in the fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the impacts being that the fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across

20

Notes to Financial Statements (unaudited) – continued

transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an

21

Notes to Financial Statements (unaudited) – continued

investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$176,794,030	$—	$—	$176,794,030
Mutual Funds	772,494	—	—	772,494
Total	$177,566,524	$—	$—	$177,566,524

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

22

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/18
Ordinary income (including any short-term capital gains)	$5,212,129
Long-term capital gains	1,289,136
Total distributions	$6,501,265

23

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/18
Cost of investments	$159,701,976
Gross appreciation	22,713,912
Gross depreciation	(4,849,364)
Net unrealized appreciation (depreciation)	$17,864,548

As of 5/31/18
Undistributed ordinary income	2,163,791
Undistributed long-term capital gain	2,185,966
Net unrealized appreciation (depreciation)	15,707,303

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 11/30/18	Year ended 5/31/18	Six months ended 11/30/18	Year ended 5/31/18
Class A	$—	$646,666	$—	$1,169,306
Class B	—	291	—	3,039
Class C	—	734	—	11,204
Class I	—	7,849	—	14,162
Class R1	—	205	—	1,479
Class R2	—	532	—	1,521
Class R3	—	668	—	1,489
Class R4	—	825	—	1,495
Class R6	—	1,707,342	—	2,932,458
Total	$—	$2,365,112	$—	$4,136,153

24

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2018, this management fee reduction amounted to $8,867, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2018 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.45%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2019. For the six months ended November 30, 2018, this reduction amounted to $130,947, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,331 for the six months ended November 30, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

25

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$67,209
Class B	0.75%	0.25%	1.00%	1.00%	776
Class C	0.75%	0.25%	1.00%	1.00%	2,460
Class R1	0.75%	0.25%	1.00%	1.00%	339
Class R2	0.25%	0.25%	0.50%	0.50%	180
Class R3	—	0.25%	0.25%	0.25%	239
Total Distribution and Service Fees					$71,203

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2018, this rebate amounted to $2 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2018, were as follows:

Amount
Class A	$—
Class B	2
Class C	46

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2018, the fee was $921, which equated to 0.0010% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $27,916.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

26

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2018 was equivalent to an annual effective rate of 0.0197% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2018, the fee paid by the fund under this agreement was $145 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On August 15, 2017, MFS redeemed 959, 893, 896, 982, and 8,280 shares of Class A, Class B, Class C, Class I, and Class R6, respectively, for an aggregate amount of $147,499.

At November 30, 2018, MFS held approximately 93% of the outstanding shares of Class R2 and 100% of the outstanding shares of Class R1 and Class R4.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2018, this reimbursement amounted to $3,948, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended November 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $42,275,338 and $39,971,764, respectively.

27

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/18		Year ended 5/31/18
	Shares	Amount	Shares	Amount
Shares sold
Class A	364,653	$4,785,490	4,611,768	$59,312,835
Class B	—	—	3,764	48,777
Class C	1,856	24,008	6,119	78,073
Class I	85,446	1,128,044	22,469	291,596
Class R2	199	2,650	184	2,419
Class R3	26	322	9,254	125,100
Class R6	681,465	8,984,398	1,806,472	22,954,272
	1,133,645	$14,924,912	6,460,030	$82,813,072

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	3,055	$39,471
Class B	—	—	257	3,330
Class C	—	—	926	11,938
Class I	—	—	1,696	22,011
Class R1	—	—	130	1,684
Class R2	—	—	158	2,053
Class R3	—	—	166	2,157
Class R4	—	—	179	2,320
Class R6	—	—	357,182	4,639,799
	—	$—	363,749	$4,724,763

Shares reacquired
Class A	(530,937)	$(7,009,739)	(542,652)	$(7,068,787)
Class B	(1,602)	(21,102)	(3,817)	(46,669)
Class C	(14,739)	(196,211)	(14,737)	(180,206)
Class I	(4,549)	(59,858)	(5,363)	(66,587)
Class R3	(1,825)	(24,068)	—	—
Class R6	(728,385)	(9,672,331)	(2,557,082)	(33,120,635)
	(1,282,037)	$(16,983,309)	(3,123,651)	$(40,482,884)

28

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/18		Year ended 5/31/18
	Shares	Amount	Shares	Amount
Net change
Class A	(166,284)	$(2,224,249)	4,072,171	$52,283,519
Class B	(1,602)	(21,102)	204	5,438
Class C	(12,883)	(172,203)	(7,692)	(90,195)
Class I	80,897	1,068,186	18,802	247,020
Class R1	—	—	130	1,684
Class R2	199	2,650	342	4,472
Class R3	(1,799)	(23,746)	9,420	127,257
Class R4	—	—	179	2,320
Class R6	(46,920)	(687,933)	(393,428)	(5,526,564)
	(148,392)	$(2,058,397)	3,700,128	$47,054,951

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2050, the MFS Lifetime Income Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2055 Fund were the owners of record of approximately 15%, 14%, 8%, 7%, 6%, 6%, 5%, 5%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2060 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended November 30, 2018, the fund’s commitment fee and interest expense were $495 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

29

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money
Market Portfolio		3,296,336	10,386,211	(12,910,053)	772,494

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$32	$(195)	$—	$22,980	$772,494

(8) Subsequent Event

Effective on or about June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

30

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2018 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2017 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

31

Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over the one-year period ended December 31, 2017. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on September 15, 2015, and has a limited operating history and performance record; therefore no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment

32

Board Review of Investment Advisory Agreement – continued

companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund, and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS

33

Board Review of Investment Advisory Agreement – continued

performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2018.

34

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

35

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

November 30, 2018

MFS® Emerging Markets Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

FEM-SEM

MFS® Emerging Markets Equity Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Higher bond yields, international trade friction, and geopolitical uncertainty have contributed to an uptick in market volatility in recent quarters — a departure from the low-volatility environment that prevailed for much of 2017. Against this more challenging backdrop, equity markets in the United States have outperformed most international markets on a relative basis, though returns have been modest year to date on an absolute basis. Global economic growth has become less synchronized over the past few months, with Europe, China, and some emerging markets having shown signs of slowing growth while U.S. growth has remained above average.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains fairly accommodative around the world, with many central banks taking only tentative steps toward tighter policies.

U.S. tax reforms adopted in late 2017 have been welcomed by equity markets while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. With the Republicans losing control of the U.S. House of Representatives, further meaningful U.S. fiscal stimulus appears less likely. A partial U.S. government shutdown, beginning in late 2018, also added to political uncertainty. Globally, inflation remains largely subdued, but tight labor markets and moderate global demand have investors on the lookout for its potential reappearance. Increased U.S. protectionism is also a growing concern, as investors fear trade disputes could dampen business sentiment, leading to even slower global growth. While there has been progress on this front — a NAFTA replacement has been agreed upon between the U.S., Mexico, and Canada; the free trade pact with Korea has been updated; and a negotiating framework with the European Union has been agreed upon — tensions over trade with China remain quite high.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 15, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
Samsung Electronics Co. Ltd.	4.6%
Alibaba Group Holding Ltd., ADR	3.8%
Tencent Holdings Ltd.	3.8%
Housing Development Finance Corp. Ltd.	3.4%
Baidu, Inc., ADR	3.3%
Banco Bradesco S.A., ADR	2.6%
LUKOIL PJSC, ADR	2.4%
AIA Group Ltd.	2.3%
Yum China Holdings, Inc.	2.3%

GICS equity sectors
Financials	26.1%
Information Technology	16.2%
Consumer Discretionary	15.9%
Communication Services	11.7%
Consumer Staples	11.0%
Industrials	6.9%
Materials	4.8%
Energy	4.1%
Real Estate	1.8%
Utilities	0.7%
Health Care	0.6%

Issuer country weightings (x)
China	23.3%
South Korea	11.1%
Brazil	9.4%
India	8.8%
Hong Kong	7.4%
Taiwan	7.4%
South Africa	5.1%
Indonesia	4.7%
Mexico	3.9%
Other Countries	18.9%

Currency exposure weightings (y)
Hong Kong Dollar	17.7%
South Korean Won	11.1%
Chinese Renminbi	9.7%
Brazilian Real	9.4%
United States Dollar	8.2%
Indian Rupee	7.6%
Taiwan Dollar	7.4%
South African Rand	5.1%
Indonesian Rupiah	4.7%
Other Currencies	19.1%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Percentages are based on net assets as of November 30, 2018.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2018 through November 30, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2018 through November 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/18	Ending Account Value 11/30/18	Expenses Paid During Period (p) 6/01/18-11/30/18
A	Actual	1.42%	$1,000.00	$885.14	$6.71
	Hypothetical (h)	1.42%	$1,000.00	$1,017.95	$7.18
B	Actual	2.18%	$1,000.00	$881.95	$10.28
	Hypothetical (h)	2.18%	$1,000.00	$1,014.14	$11.01
C	Actual	2.18%	$1,000.00	$882.00	$10.29
	Hypothetical (h)	2.18%	$1,000.00	$1,014.14	$11.01
I	Actual	1.18%	$1,000.00	$886.33	$5.58
	Hypothetical (h)	1.18%	$1,000.00	$1,019.15	$5.97
R1	Actual	2.17%	$1,000.00	$881.66	$10.24
	Hypothetical (h)	2.17%	$1,000.00	$1,014.19	$10.96
R2	Actual	1.68%	$1,000.00	$883.95	$7.93
	Hypothetical (h)	1.68%	$1,000.00	$1,016.65	$8.49
R3	Actual	1.43%	$1,000.00	$885.22	$6.76
	Hypothetical (h)	1.43%	$1,000.00	$1,017.90	$7.23
R4	Actual	1.18%	$1,000.00	$886.40	$5.58
	Hypothetical (h)	1.18%	$1,000.00	$1,019.15	$5.97
R6	Actual	1.05%	$1,000.00	$886.90	$4.97
	Hypothetical (h)	1.05%	$1,000.00	$1,019.80	$5.32

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

11/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.8%
Issuer	Shares/Par	Value ($)
Airlines - 0.7%
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	89,089	$11,933,472

Alcoholic Beverages - 3.0%
AmBev S.A., ADR	4,456,987	$19,031,334
China Resources Beer Holdings Co. Ltd.	8,918,000	30,205,394

		$49,236,728
Apparel Manufacturers - 0.5%
Stella International Holdings	7,657,500	$7,448,054

Automotive - 2.1%
Mahindra & Mahindra Ltd.	1,392,405	$15,801,035
PT Astra International Tbk	31,251,100	18,681,832

		$34,482,867
Brokerage & Asset Managers - 0.4%
B3 Brasil Bolsa Balcao S.A.	933,000	$6,803,879

Business Services - 1.7%
Cognizant Technology Solutions Corp., “A”	362,536	$25,823,439
Motus Holdings Ltd.	382,441	2,400,820
RP-SG Business Process Services Ltd.	184,404	128,267

		$28,352,526
Cable TV - 1.6%
Naspers Ltd.	133,477	$26,814,569

Computer Software - Systems - 2.6%
Globant S.A.	46,970	$2,754,790
Linx S.A.	3,073,900	22,257,357
Luxoft Holding, Inc.	517,983	17,103,799

		$42,115,946
Construction - 2.6%
PT Indocement Tunggal Prakarsa Tbk	14,769,500	$19,723,646
Techtronic Industries Co. Ltd.	4,171,500	22,565,326

		$42,288,972
Consumer Products - 0.5%
Dabur India Ltd.	1,487,720	$8,732,710

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Services - 4.4%
51job, Inc., ADR	311,405	$21,200,453
Ctrip.com International Ltd., ADR (a)	750,561	21,653,685
Kroton Educacional S.A.	3,229,900	8,770,093
MakeMyTrip Ltd. (a)	783,567	19,581,339

		$71,205,570
Containers - 0.6%
Lock & Lock Co. Ltd.	550,973	$10,036,877

Electrical Equipment - 2.1%
Bharat Heavy Electricals Ltd.	15,160,651	$14,824,569
LS Industrial Systems Co. Ltd.	435,722	20,188,937

		$35,013,506
Electronics - 10.8%
Samsung Electronics Co. Ltd.	1,991,815	$74,780,180
Silicon Motion Technology Corp., ADR	468,417	16,802,118
Taiwan Semiconductor Manufacturing Co. Ltd.	11,696,695	85,632,347

		$177,214,645
Energy - Independent - 0.3%
Gran Tierra Energy, Inc.	1,948,008	$5,190,192

Energy - Integrated - 3.3%
LUKOIL PJSC, ADR	535,605	$39,366,967
Petroleo Brasileiro S.A., ADR	1,035,048	15,070,299

		$54,437,266
Food & Beverages - 5.1%
AVI Ltd.	2,895,595	$20,824,674
BRF S.A.	1,138,210	6,525,502
Fomento Economico Mexicano S.A.B. de C.V., ADR	103,504	8,978,972
Orion Corp.	246,886	24,557,553
Tingyi (Cayman Islands) Holding Corp.	16,658,000	21,693,787

		$82,580,488
Food & Drug Stores - 1.0%
Dairy Farm International Holdings Ltd.	1,817,200	$15,991,360

Forest & Paper Products - 0.7%
Suzano Papel e Celulose	1,071,000	$11,324,849

Gaming & Lodging - 1.3%
Genting Berhad	13,722,700	$20,594,708

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
General Merchandise - 0.8%
S.A.C.I. Falabella	856,979	$6,368,871
Walmart de Mexico S.A.B. de C.V.	2,925,276	7,234,952

		$13,603,823
Insurance - 2.9%
AIA Group Ltd.	4,659,400	$38,217,346
Samsung Fire & Marine Insurance Co. Ltd.	34,801	8,460,032

		$46,677,378
Internet - 12.3%
Alibaba Group Holding Ltd., ADR (a)	387,725	$62,369,444
Baidu, Inc., ADR (a)	284,651	53,594,090
NAVER Corp.	210,433	23,747,513
Tencent Holdings Ltd.	1,548,800	62,124,197

		$201,835,244
Machinery & Tools - 2.1%
Doosan Bobcat, Inc.	648,518	$19,061,495
Haitian International Holdings Ltd.	6,722,000	14,513,064

		$33,574,559
Major Banks - 8.0%
ABSA Group Ltd.	2,872,035	$31,914,378
Banco Bradesco S.A., ADR	4,197,456	41,806,662
China Construction Bank	40,206,490	34,381,606
Industrial & Commercial Bank of China, “H”	30,662,000	21,851,123

		$129,953,769
Metals & Mining - 1.4%
Grupo Mexico S.A.B. de C.V., “B”	2,498,882	$5,153,992
Vale S.A., ADR	1,262,549	17,296,921

		$22,450,913
Network & Telecom - 1.2%
VTech Holdings Ltd.	2,024,100	$19,195,836

Oil Services - 0.4%
Lamprell PLC	8,812,059	$7,298,701

Other Banks & Diversified Financials - 15.0%
Banco Macro S.A., ADR	110,560	$4,907,758
Credicorp Ltd.	50,513	11,076,996
E.Sun Financial Holding Co. Ltd.	26,292,540	17,743,631
Grupo Financiero Inbursa S.A. de C.V.	8,950,799	12,058,265

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Housing Development Finance Corp. Ltd.	1,919,372	$54,908,099
Kasikornbank Co. Ltd.	3,745,900	22,039,731
Komercni Banka A.S.	402,657	15,823,216
Metropolitan Bank & Trust Co.	19,042,014	27,099,089
Nova Ljubljanska Banka d.d., GDR (z)	504,817	6,457,989
PT Bank Central Asia Tbk	6,165,000	11,254,308
Public Bank Berhad	2,998,251	17,855,518
Sberbank of Russia	5,850,465	16,940,150
Shriram Transport Finance Co. Ltd.	1,114,370	18,475,566
Union National Bank	6,615,970	8,285,385

		$244,925,701
Pharmaceuticals - 0.5%
Genomma Lab Internacional S.A., “B” (a)	14,010,394	$8,624,958

Railroad & Shipping - 0.6%
GMexico Transportes S.A.B. de C.V	7,530,100	$9,078,851

Real Estate - 1.8%
Aldar Properties PJSC	12,934,104	$5,634,011
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	180,373	86,492
Hang Lung Properties Ltd.	8,726,000	17,666,135
Multiplan Empreendimentos Imobiliarios S.A.	871,652	5,231,715

		$28,618,353
Restaurants - 2.5%
Jollibee Foods Corp.	636,050	$3,378,030
Yum China Holdings, Inc.	1,063,255	38,096,426

		$41,474,456
Retailers - 0.1%
RP-SG Retail Ltd.	553,213	$1,153,908

Specialty Chemicals - 1.3%
Astra Argo Lestari	9,508,700	$7,296,485
PTT Global Chemical PLC	5,928,800	14,061,464

		$21,357,949
Specialty Stores - 0.8%
Dufry AG	118,889	$12,626,118

Telecommunications - Wireless - 0.3%
Mobile TeleSystems PJSC, ADR	713,962	$5,290,458

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - 1.2%
Hellenic Telecommunications Organization S.A.	812,033	$9,597,521
PT XL Axiata Tbk (a)	75,081,450	10,709,048

		$20,306,569
Tobacco - 0.6%
PT Hanjaya Mandala Sampoerna Tbk	37,415,100	$9,626,818

Trucking - 0.1%
Imperial Logistics Ltd	382,441	$1,756,029

Utilities - Electric Power - 0.6%
CESC Ltd.	1,053,565	$10,574,198
Total Common Stocks (Identified Cost, $1,505,168,200)		$1,631,803,773

Investment Companies (h) - 0.6%
Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 2.31% (v) (Identified Cost, $9,287,080)	9,288,005	$9,288,005

Other Assets, Less Liabilities - (0.4)%		(5,984,508)
Net Assets - 100.0%		$1,635,107,270

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $9,288,005 and $1,631,803,773, respectively.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Nova Ljubljanska Banka d.d., GDR	11/09/18-11/27/18	$5,896,568	$6,457,989
% of Net assets			0.4%

10

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $1,505,168,200)	$1,631,803,773
Investments in affiliated issuers, at value (identified cost, $9,287,080)	9,288,005
Foreign currency, at value (identified cost, $189,249)	189,169
Receivables for
Investments sold	3,059,206
Fund shares sold	992,896
Dividends	232,260
Total assets	$1,645,565,309
Liabilities
Payables for
Investments purchased	$2,383,961
Fund shares reacquired	6,621,990
Payable to affiliates
Investment adviser	87,097
Shareholder servicing costs	79,880
Distribution and service fees	2,383
Payable for independent Trustees’ compensation	2,275
Deferred country tax expense payable	927,007
Accrued expenses and other liabilities	353,446
Total liabilities	$10,458,039
Net assets	$1,635,107,270
Net assets consist of
Paid-in capital	$1,572,879,753
Total distributable earnings (loss)	62,227,517
Net assets	$1,635,107,270
Shares of beneficial interest outstanding	50,369,605

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$121,556,711	3,924,886	$30.97
Class B	4,259,593	150,105	28.38
Class C	14,232,180	513,617	27.71
Class I	58,662,365	1,795,853	32.67
Class R1	1,845,106	67,119	27.49
Class R2	4,789,858	169,541	28.25
Class R3	2,467,028	79,991	30.84
Class R4	6,787,753	219,755	30.89
Class R6	1,420,506,676	43,448,738	32.69

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $32.86 [100 / 94.25 x $30.97]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$19,536,799
Dividends from affiliated issuers	262,142
Other	177,966
Income on securities loaned	2,305
Foreign taxes withheld	(2,099,153)
Total investment income	$17,880,059
Expenses
Management fee	$7,832,787
Distribution and service fees	309,427
Shareholder servicing costs	213,343
Administrative services fee	117,691
Independent Trustees’ compensation	10,327
Custodian fee	460,832
Shareholder communications	19,678
Audit and tax fees	42,852
Legal fees	6,273
Miscellaneous	113,018
Total expenses	$9,126,228
Reduction of expenses by investment adviser and distributor	(83,839)
Net expenses	$9,042,389
Net investment income (loss)	$8,837,670
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(18,013,711)
Affiliated issuers	5,713
Foreign currency	(480,824)
Net realized gain (loss)	$(18,488,822)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $1,117,150 decrease in deferred country tax)	$(185,050,966)
Affiliated issuers	(1,417)
Translation of assets and liabilities in foreign currencies	(2,661)
Net unrealized gain (loss)	$(185,055,044)
Net realized and unrealized gain (loss)	$(203,543,866)
Change in net assets from operations	$(194,706,196)

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 11/30/18	Year ended 5/31/18
Change in net assets	(unaudited)
From operations
Net investment income (loss)	$8,837,670	$7,644,008
Net realized gain (loss)	(18,488,822)	35,985,924
Net unrealized gain (loss)	(185,055,044)	127,043,179
Change in net assets from operations	$(194,706,196)	$170,673,111
Total distributions to shareholders (a)	$—	$(4,250,229)
Change in net assets from fund share transactions	$245,305,692	$351,665,326
Total change in net assets	$50,599,496	$518,088,208
Net assets
At beginning of period	1,584,507,774	1,066,419,566
At end of period (b)	$1,635,107,270	$1,584,507,774

(a)

Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2. For the year ended May 31, 2018, distributions from net investment income were $4,250,229.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 2. For the year ended May 31, 2018, end of period net assets included undistributed net investment income of $4,209,993.

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/18		Year ended
Class A			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$34.99		$30.39	$24.05		$27.87	$30.60	$30.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.10	$0.16	(c)	$0.16	$0.12	$0.13
Net realized and unrealized gain (loss)	(4.16)		4.53	6.32		(3.95)	(1.98)	(0.17)
Total from investment operations	$(4.02)		$4.63	$6.48		$(3.79)	$(1.86)	$(0.04)
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.14)		$(0.03)	$(0.20)	$(0.12)
From net realized gain	—		—	—		—	(0.67)	—
Total distributions declared to shareholders	$—		$(0.03)	$(0.14)		$(0.03)	$(0.87)	$(0.12)
Net asset value, end of period (x)	$30.97		$34.99	$30.39		$24.05	$27.87	$30.60
Total return (%) (r)(s)(t)(x)	(11.49	)(n)	15.24	27.04	(c)	(13.59)	(5.90)	(0.11)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44	(a)	1.49	1.63	(c)	1.73	1.69	1.69
Expenses after expense reductions (f)	1.42	(a)	1.48	1.61	(c)	1.70	1.66	1.67
Net investment income (loss)	0.83	(a)(l)	0.28	0.60	(c)	0.64	0.40	0.43
Portfolio turnover	16	(n)	24	43		55	38	44
Net assets at end of period (000 omitted)	$121,557		$154,713	$116,512		$114,533	$132,361	$161,724

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class B			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$32.18		$28.15	$22.32		$26.03	$28.63	$28.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$(0.15)	$(0.05	)(c)	$(0.01)	$(0.10)	$(0.08)
Net realized and unrealized gain (loss)	(3.82)		4.18	5.88		(3.70)	(1.83)	(0.17)
Total from investment operations	$(3.80)		$4.03	$5.83		$(3.71)	$(1.93)	$(0.25)
Less distributions declared to shareholders
From net investment income	$—		$—	$—		$—	$—	$—
From net realized gain	—		—	—		—	(0.67)	—
Total distributions declared to shareholders	$—		$—	$—		$—	$(0.67)	$—
Net asset value, end of period (x)	$28.38		$32.18	$28.15		$22.32	$26.03	$28.63
Total return (%) (r)(s)(t)(x)	(11.81	)(n)	14.32	26.12	(c)	(14.25)	(6.60)	(0.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.19	(a)	2.24	2.38	(c)	2.48	2.44	2.44
Expenses after expense reductions (f)	2.18	(a)	2.23	2.37	(c)	2.45	2.42	2.42
Net investment income (loss)	0.11	(a)(l)	(0.48)	(0.20	)(c)	(0.03)	(0.36)	(0.30)
Portfolio turnover	16	(n)	24	43		55	38	44
Net assets at end of period (000 omitted)	$4,260		$5,385	$5,786		$5,777	$9,026	$12,251

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class C			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$31.42		$27.49	$21.80		$25.42	$27.98	$28.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.15)	$(0.05	)(c)	$(0.01)	$(0.10)	$(0.08)
Net realized and unrealized gain (loss)	(3.72)		4.08	5.74		(3.61)	(1.79)	(0.16)
Total from investment operations	$(3.71)		$3.93	$5.69		$(3.62)	$(1.89)	$(0.24)
Less distributions declared to shareholders
From net investment income	$—		$—	$—		$—	$—	$—
From net realized gain	—		—	—		—	(0.67)	—
Total distributions declared to shareholders	$—		$—	$—		$—	$(0.67)	$—
Net asset value, end of period (x)	$27.71		$31.42	$27.49		$21.80	$25.42	$27.98
Total return (%) (r)(s)(t)(x)	(11.81	)(n)	14.30	26.10	(c)	(14.24)	(6.62)	(0.85)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.19	(a)	2.24	2.38	(c)	2.48	2.44	2.44
Expenses after expense reductions (f)	2.18	(a)	2.23	2.37	(c)	2.45	2.42	2.42
Net investment income (loss)	0.09	(a)(l)	(0.49)	(0.21	)(c)	(0.04)	(0.37)	(0.29)
Portfolio turnover	16	(n)	24	43		55	38	44
Net assets at end of period (000 omitted)	$14,232		$17,790	$22,567		$20,132	$30,000	$37,532

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class I			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$36.85		$32.00	$25.31		$29.31	$32.16	$32.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.21	$0.21	(c)	$0.30	$0.18	$0.24
Net realized and unrealized gain (loss)	(4.36)		4.74	6.69		(4.22)	(2.07)	(0.20)
Total from investment operations	$(4.18)		$4.95	$6.90		$(3.92)	$(1.89)	$0.04
Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.21)		$(0.08)	$(0.29)	$(0.21)
From net realized gain	—		—	—		—	(0.67)	—
Total distributions declared to shareholders	$—		$(0.10)	$(0.21)		$(0.08)	$(0.96)	$(0.21)
Net asset value, end of period (x)	$32.67		$36.85	$32.00		$25.31	$29.31	$32.16
Total return (%) (r)(s)(t)(x)	(11.34	)(n)	15.48	27.41	(c)	(13.38)	(5.70)	0.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.24	1.38	(c)	1.47	1.44	1.44
Expenses after expense reductions (f)	1.18	(a)	1.23	1.36	(c)	1.45	1.42	1.42
Net investment income (loss)	1.01	(a)(l)	0.59	0.74	(c)	1.18	0.59	0.76
Portfolio turnover	16	(n)	24	43		55	38	44
Net assets at end of period (000 omitted)	$58,662		$62,565	$33,855		$19,942	$50,613	$58,251

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class R1			5/31/18	5/31/17		5/31/16		5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$31.17		$27.26	$21.62		$25.21		$27.84	$28.14
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.14)	$(0.05	)(c)	$(0.00	)(w)	$(0.13)	$(0.09)
Net realized and unrealized gain (loss)	(3.66)		4.05	5.69		(3.59)		(1.76)	(0.17)
Total from investment operations	$(3.68)		$3.91	$5.64		$(3.59)		$(1.89)	$(0.26)
Less distributions declared to shareholders
From net investment income	$—		$—	$—		$—		$(0.07)	$(0.04)
From net realized gain	—		—	—		—		(0.67)	—
Total distributions declared to shareholders	$—		$—	$—		$—		$(0.74)	$(0.04)
Net asset value, end of period (x)	$27.49		$31.17	$27.26		$21.62		$25.21	$27.84
Total return (%) (r)(s)(t)(x)	(11.81	)(n)	14.34	26.09	(c)	(14.24)		(6.63)	(0.91)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.18	(a)	2.24	2.38	(c)	2.48		2.45	2.44
Expenses after expense reductions (f)	2.17	(a)	2.24	2.37	(c)	2.46		2.42	2.42
Net investment income (loss)	(0.17	)(a)(l)	(0.45)	(0.23	)(c)	(0.02)		(0.49)	(0.32)
Portfolio turnover	16	(n)	24	43		55		38	44
Net assets at end of period (000 omitted)	$1,845		$637	$457		$376		$574	$458

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class R2			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$31.96		$27.81	$22.05		$25.61	$28.25	$28.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.01	$0.05	(c)	$0.06	$0.00 (w)	$0.05
Net realized and unrealized gain (loss)	(3.81)		4.14	5.82		(3.59)	(1.79)	(0.16)
Total from investment operations	$(3.71)		$4.15	$5.87		$(3.53)	$(1.79)	$(0.11)
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.11)		$(0.03)	$(0.18)	$(0.11)
From net realized gain	—		—	—		—	(0.67)	—
Total distributions declared to shareholders	$—		$—	$(0.11)		$(0.03)	$(0.85)	$(0.11)
Net asset value, end of period (x)	$28.25		$31.96	$27.81		$22.05	$25.61	$28.25
Total return (%) (r)(s)(t)(x)	(11.61	)(n)	14.92	26.72	(c)	(13.80)	(6.16)	(0.38)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.74	1.88	(c)	1.98	1.95	1.94
Expenses after expense reductions (f)	1.68	(a)	1.73	1.87	(c)	1.96	1.93	1.92
Net investment income (loss)	0.63	(a)(l)	0.03	0.21	(c)	0.27	0.02	0.19
Portfolio turnover	16	(n)	24	43		55	38	44
Net assets at end of period (000 omitted)	$4,790		$6,067	$4,643		$3,358	$1,781	$1,096

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class R3			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$34.84		$30.27	$23.94		$27.70	$30.45	$30.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.09	$0.16	(c)	$0.24	$0.10	$0.13
Net realized and unrealized gain (loss)	(4.12)		4.51	6.29		(4.00)	(1.96)	(0.16)
Total from investment operations	$(4.00)		$4.60	$6.45		$(3.76)	$(1.86)	$(0.03)
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.12)		$—	$(0.22)	$(0.14)
From net realized gain	—		—	—		—	(0.67)	—
Total distributions declared to shareholders	$—		$(0.03)	$(0.12)		$—	$(0.89)	$(0.14)
Net asset value, end of period (x)	$30.84		$34.84	$30.27		$23.94	$27.70	$30.45
Total return (%) (r)(s)(t)(x)	(11.48	)(n)	15.20	27.06	(c)	(13.57)	(5.93)	(0.10)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44	(a)	1.49	1.63	(c)	1.72	1.70	1.69
Expenses after expense reductions (f)	1.43	(a)	1.48	1.62	(c)	1.70	1.67	1.67
Net investment income (loss)	0.75	(a)(l)	0.26	0.61	(c)	0.97	0.33	0.45
Portfolio turnover	16	(n)	24	43		55	38	44
Net assets at end of period (000 omitted)	$2,467		$2,465	$2,072		$1,947	$4,674	$4,201

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class R4			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$34.85		$30.26	$23.96		$27.77	$30.52	$30.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.17	$0.21	(c)	$0.22	$0.18	$0.21
Net realized and unrealized gain (loss)	(4.13)		4.52	6.30		(3.93)	(1.98)	(0.18)
Total from investment operations	$(3.96)		$4.69	$6.51		$(3.71)	$(1.80)	$0.03
Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.21)		$(0.10)	$(0.28)	$(0.21)
From net realized gain	—		—	—		—	(0.67)	—
Total distributions declared to shareholders	$—		$(0.10)	$(0.21)		$(0.10)	$(0.95)	$(0.21)
Net asset value, end of period (x)	$30.89		$34.85	$30.26		$23.96	$27.77	$30.52
Total return (%) (r)(s)(t)(x)	(11.36	)(n)	15.52	27.32	(c)	(13.35)	(5.68)	0.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.24	1.38	(c)	1.48	1.44	1.44
Expenses after expense reductions (f)	1.18	(a)	1.23	1.37	(c)	1.46	1.42	1.42
Net investment income (loss)	1.05	(a)(l)	0.49	0.77	(c)	0.90	0.61	0.72
Portfolio turnover	16	(n)	24	43		55	38	44
Net assets at end of period (000 omitted)	$6,788		$7,023	$4,817		$3,940	$4,487	$5,023

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class R6			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$36.86		$32.00	$25.32		$29.34	$32.19	$32.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20		$0.23	$0.24	(c)	$0.25	$0.22	$0.25
Net realized and unrealized gain (loss)	(4.37)		4.76	6.67		(4.14)	(2.09)	(0.19)
Total from investment operations	$(4.17)		$4.99	$6.91		$(3.89)	$(1.87)	$0.06
Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.23)		$(0.13)	$(0.31)	$(0.23)
From net realized gain	—		—	—		—	(0.67)	—
Total distributions declared to shareholders	$—		$(0.13)	$(0.23)		$(0.13)	$(0.98)	$(0.23)
Net asset value, end of period (x)	$32.69		$36.86	$32.00		$25.32	$29.34	$32.19
Total return (%) (r)(s)(t)(x)	(11.31	)(n)	15.60	27.49	(c)	(13.25)	(5.60)	0.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.14	1.28	(c)	1.36	1.35	1.34
Expenses after expense reductions (f)	1.05	(a)	1.13	1.26	(c)	1.34	1.32	1.32
Net investment income (loss)	1.13	(a)(l)	0.64	0.86	(c)	0.99	0.70	0.79
Portfolio turnover	16	(n)	24	43		55	38	44
Net assets at end of period (000 omitted)	$1,420,507		$1,327,862	$875,711		$588,772	$565,813	$536,021

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization
MFS Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period. The impact of the fund’s adoption was limited to changes in the fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the impacts being that the fund is no longer required to present the components of

25

Notes to Financial Statements (unaudited) – continued

distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S.

26

Notes to Financial Statements (unaudited) – continued

markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$227,119,491	$154,563,778	$—	$381,683,269
South Korea	56,765,098	124,067,488	—	180,832,586
Brazil	154,118,611	—	—	154,118,611
India	87,989,417	56,190,274	—	144,179,691
Hong Kong	60,301,385	60,782,672	—	121,084,057
Taiwan	102,434,464	17,743,632	—	120,178,096
South Africa	55,139,873	28,570,597	—	83,710,470
Indonesia	66,037,830	11,254,308	—	77,292,138
Mexico	63,149,953	—	—	63,149,953
Other Countries	282,176,763	23,398,139	—	305,574,902
Mutual Funds	9,288,005	—	—	9,288,005
Total	$1,164,520,890	$476,570,888	$—	$1,641,091,778

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates

27

Notes to Financial Statements (unaudited) – continued

prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At November 30, 2018, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the

28

Notes to Financial Statements (unaudited) – continued

dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/18
Ordinary income (including any short-term capital gains)	$4,250,229

29

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/18
Cost of investments	$1,523,749,380
Gross appreciation	230,231,130
Gross depreciation	(112,888,732)
Net unrealized appreciation (depreciation)	$117,342,398

As of 5/31/18
Undistributed ordinary income	4,304,393
Capital loss carryforwards	(50,447,938)
Other temporary differences	(434,673)
Net unrealized appreciation (depreciation)	303,511,931

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of May 31, 2018, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Long-Term	$(50,447,938)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/18	Year ended 5/31/18
Class A	$—	$123,995
Class I	—	110,410
Class R3	—	2,118
Class R4	—	20,200
Class R6	—	3,993,506
Total	$—	$4,250,229

30

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $500 million	1.05%
In excess of $500 million and up to $1 billion	0.95%
In excess of $1 billion and up to $4 billion	0.90%
In excess of $4 billion	0.85%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2018, this management fee reduction amounted to $79,826, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2018 was equivalent to an annual effective rate of 0.95% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
1.65%	2.40%	2.40%	1.40%	2.40%	1.90%	1.65%	1.40%	1.29%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2019. For the six months ended November 30, 2018, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $12,665 for the six months ended November 30, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

31

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$182,586
Class B	0.75%	0.25%	1.00%	1.00%	24,251
Class C	0.75%	0.25%	1.00%	1.00%	79,461
Class R1	0.75%	0.25%	1.00%	1.00%	6,572
Class R2	0.25%	0.25%	0.50%	0.50%	13,330
Class R3	—	0.25%	0.25%	0.25%	3,227
Total Distribution and Service Fees					$309,427

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2018, this rebate amounted to $3,901, $46, and $66 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2018, were as follows:

Amount
Class A	$2,279
Class B	2,508
Class C	1,247

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2018, the fee was $40,547, which equated to 0.0050% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $172,796.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

32

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2018 was equivalent to an annual effective rate of 0.0144% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $77 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended November 30, 2018. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $631 at November 30, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2018, the fee paid by the fund under this agreement was $1,378 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On August 15, 2017, MFS redeemed 576 shares of Class R1 for an aggregate amount of $16,430.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended November 30, 2018, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $1,861,364 and $251,866, respectively. The sales transactions resulted in net realized gains (losses) of $(51,803).

33

Notes to Financial Statements (unaudited) – continued

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2018, this reimbursement amounted to $177,966, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended November 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $525,065,215 and $255,060,591, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/18		Year ended 5/31/18
	Shares	Amount	Shares	Amount
Shares sold
Class A	844,005	$28,068,883	1,513,898	$52,280,479
Class B	7,645	229,631	23,573	737,398
Class C	72,682	2,144,973	122,720	3,830,296
Class I	856,688	28,592,820	997,264	37,055,332
Class R1	91,231	2,762,619	7,162	224,974
Class R2	20,978	637,686	67,790	2,145,899
Class R3	20,316	685,738	34,087	1,149,850
Class R4	33,298	1,090,213	72,971	2,457,222
Class R6	7,979,044	277,493,973	10,016,619	362,539,555
	9,925,887	$341,706,536	12,856,084	$462,421,005

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	3,552	$121,047
Class I	—	—	2,790	100,006
Class R3	—	—	62	2,118
Class R4	—	—	596	20,200
Class R6	—	—	109,602	3,928,145
	—	$—	116,602	$4,171,516

Shares reacquired
Class A	(1,341,102)	$(42,906,987)	(929,039)	$(32,095,978)
Class B	(24,864)	(750,438)	(61,819)	(1,953,568)
Class C	(125,210)	(3,699,015)	(377,609)	(11,841,525)
Class I	(758,517)	(26,502,802)	(360,494)	(13,027,654)
Class R1	(44,558)	(1,330,541)	(3,480)	(107,473)
Class R2	(41,303)	(1,272,218)	(44,893)	(1,392,516)
Class R3	(11,071)	(359,733)	(31,852)	(1,088,913)
Class R4	(15,084)	(498,941)	(31,200)	(1,082,303)
Class R6	(552,439)	(19,080,169)	(1,472,549)	(52,337,265)
	(2,914,148)	$(96,400,844)	(3,312,935)	$(114,927,195)

34

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/18		Year ended 5/31/18
	Shares	Amount	Shares	Amount
Net change
Class A	(497,097)	$(14,838,104)	588,411	$20,305,548
Class B	(17,219)	(520,807)	(38,246)	(1,216,170)
Class C	(52,528)	(1,554,042)	(254,889)	(8,011,229)
Class I	98,171	2,090,018	639,560	24,127,684
Class R1	46,673	1,432,078	3,682	117,501
Class R2	(20,325)	(634,532)	22,897	753,383
Class R3	9,245	326,005	2,297	63,055
Class R4	18,214	591,272	42,367	1,395,119
Class R6	7,426,605	258,413,804	8,653,672	314,130,435
	7,011,739	$245,305,692	9,659,751	$351,665,326

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which the MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 80%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each owners of record of less than 1% of the value of the outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended November 30, 2018, the fund’s commitment fee and interest expense were $4,361 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

35

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money
Market Portfolio		23,482,241	262,886,866	(277,081,102)	9,288,005

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$5,713	$(1,417)	$—	$262,142	$9,288,005

(8) Subsequent Event

Effective on or about June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

36

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2018 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2017 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

37

Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 4th quintile for the five-year period ended December 31, 2017 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In addition to considering the performance information provided in connection with the contract review meetings, the Trustees noted that, in light of the Fund’s substandard relative performance at the time of their contract review meetings in 2017, they had met at each of their regular meetings since then with MFS’ senior investment management personnel to discuss the Fund’s performance and MFS’ efforts to improve the Fund’s performance. The Trustees further noted that the Fund’s three-year performance as compared to its benchmark improved for the period ended December 31, 2017, as compared to the prior year. Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation

38

Board Review of Investment Advisory Agreement – continued

for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $500 million, $1 billion and $4 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life

39

Board Review of Investment Advisory Agreement – continued

Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2018.

40

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

41

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

November 30, 2018

MFS® International DiversificationSM Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MDI-SEM

MFS® International DiversificationSM Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Higher bond yields, international trade friction, and geopolitical uncertainty have contributed to an uptick in market volatility in recent quarters — a departure from the low-volatility environment that prevailed for much of 2017. Against this more challenging backdrop, equity markets in the United States have outperformed most international markets on a relative basis, though returns have been modest year to date on an absolute basis. Global economic growth has become less synchronized over the past few months, with Europe, China, and some emerging markets having shown signs of slowing growth while U.S. growth has remained above average.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains fairly accommodative around the world, with many central banks taking only tentative steps toward tighter policies.

U.S. tax reforms adopted in late 2017 have been welcomed by equity markets while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. With the Republicans losing control of the U.S. House of Representatives, further meaningful U.S. fiscal stimulus appears less likely. A partial U.S. government shutdown, beginning in late 2018, also added to political uncertainty. Globally, inflation remains largely subdued, but tight labor markets and moderate global demand have investors on the lookout for its potential reappearance. Increased U.S. protectionism is also a growing concern, as investors fear trade disputes could dampen business sentiment, leading to even slower global growth. While there has been progress on this front — a NAFTA replacement has been agreed upon between the U.S., Mexico, and Canada; the free trade pact with Korea has been updated; and a negotiating framework with the European Union has been agreed upon — tensions over trade with China remain quite high.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 15, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Research International Fund	29.8%
MFS International Value Fund	25.0%
MFS International Growth Fund	25.0%
MFS International New Discovery Fund	10.0%
MFS Emerging Markets Equity Fund	10.0%
Cash & Cash Equivalents	0.2%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of November 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2018 through November 30, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2018 through November 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/18	Ending Account Value 11/30/18	Expenses Paid During Period (p) 6/01/18-11/30/18
A	Actual	0.34%	$1,000.00	$929.37	$1.64
	Hypothetical (h)	0.34%	$1,000.00	$1,023.36	$1.72
B	Actual	1.09%	$1,000.00	$925.37	$5.26
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52
C	Actual	1.09%	$1,000.00	$926.04	$5.26
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52
I	Actual	0.09%	$1,000.00	$930.12	$0.44
	Hypothetical (h)	0.09%	$1,000.00	$1,024.62	$0.46
R1	Actual	1.09%	$1,000.00	$925.52	$5.26
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52
R2	Actual	0.59%	$1,000.00	$928.13	$2.85
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99
R3	Actual	0.34%	$1,000.00	$929.38	$1.64
	Hypothetical (h)	0.34%	$1,000.00	$1,023.36	$1.72
R4	Actual	0.09%	$1,000.00	$930.37	$0.44
	Hypothetical (h)	0.09%	$1,000.00	$1,024.62	$0.46
R6	Actual	0.00%	$1,000.00	$930.65	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.07	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

11/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Investment Companies (h) - 99.9%
Issuer	Shares/Par	Value ($)
International Stock Funds - 99.8%
MFS Emerging Markets Equity Fund - Class R6	40,082,360	$1,310,693,165
MFS International Growth Fund - Class R6	101,825,137	3,276,732,911
MFS International New Discovery Fund - Class R6	39,419,343	1,310,693,165
MFS International Value Fund - Class R6	79,243,843	3,276,732,911
MFS Research International Fund - Class R6	225,334,069	3,932,079,494

		$13,106,931,646
Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 2.31% (v)	8,549,658	$8,549,658
Total Investment Companies (Identified Cost, $12,138,481,871)		$13,115,481,304

Other Assets, Less Liabilities - 0.1%		15,807,976
Net Assets - 100.0%		$13,131,289,280

(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $13,115,481,304.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

5

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in affiliated issuers, at value (identified cost, $12,138,481,871)	$13,115,481,304
Receivables for
Investments sold	18,870,910
Fund shares sold	77,459,933
Receivable from investment adviser	237,379
Total assets	$13,212,049,526
Liabilities
Payables for
Investments purchased	$31,900,788
Fund shares reacquired	44,458,050
Payable to affiliates
Shareholder servicing costs	4,270,833
Distribution and service fees	64,485
Payable for independent Trustees’ compensation	6,663
Accrued expenses and other liabilities	59,427
Total liabilities	$80,760,246
Net assets	$13,131,289,280
Net assets consist of
Paid-in capital	$12,149,707,763
Total distributable earnings (loss)	981,581,517
Net assets	$13,131,289,280
Shares of beneficial interest outstanding	712,694,363

6

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,205,406,622	120,590,006	$18.29
Class B	29,021,823	1,613,884	17.98
Class C	468,148,643	26,336,774	17.78
Class I	5,943,474,506	321,210,503	18.50
Class R1	8,123,573	463,695	17.52
Class R2	64,534,051	3,594,974	17.95
Class R3	403,065,985	22,196,296	18.16
Class R4	828,092,355	44,902,822	18.44
Class R6	3,181,421,722	171,785,409	18.52

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $19.41 [100 / 94.25 x $18.29]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends from affiliated issuers	$142,310
Expenses
Distribution and service fees	$6,240,440
Shareholder servicing costs	4,882,506
Administrative services fee	8,775
Independent Trustees’ compensation	44,894
Custodian fee	51,255
Shareholder communications	338,884
Audit and tax fees	19,969
Legal fees	47,976
Miscellaneous	407,180
Total expenses	$12,041,879
Reduction of expenses by investment adviser and distributor	(1,188,627)
Net expenses	$10,853,252
Net investment income (loss)	$(10,710,942)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$6,418,628
Change in unrealized appreciation or depreciation
Affiliated issuers	$(941,090,708)
Net realized and unrealized gain (loss)	$(934,672,080)
Change in net assets from operations	$(945,383,022)

See Notes to Financial Statements

8

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 11/30/18	Year ended 5/31/18
Change in net assets	(unaudited)
From operations
Net investment income (loss)	$(10,710,942)	$123,471,562
Net realized gain (loss)	6,418,628	97,277,014
Net unrealized gain (loss)	(941,090,708)	686,551,994
Change in net assets from operations	$(945,383,022)	$907,300,570
Total distributions to shareholders (a)	$—	$(157,001,812)
Change in net assets from fund share transactions	$1,940,354,712	$3,709,391,940
Total change in net assets	$994,971,690	$4,459,690,698
Net assets
At beginning of period	12,136,317,590	7,676,626,892
At end of period (b)	$13,131,289,280	$12,136,317,590

(a)

Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2. For the year ended May 31, 2018, distributions from net investment income were $157,001,812.

(b)

Parenthetical disclosure of accumulated distributions in excess of net investment income is no longer required. See Note 2. For the year ended May 31, 2018, end of period net assets included accumulated distributions in excess of net investment income of $6,139,684.

See Notes to Financial Statements

9

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/18		Year ended
Class A			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$19.68		$18.07	$15.59		$16.91	$16.96	$15.05
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.21	$0.24	(c)	$0.17	$0.26	$0.17
Net realized and unrealized gain (loss)	(1.36)		1.68	2.54		(1.24)	(0.12)	1.88
Total from investment operations	$(1.39)		$1.89	$2.78		$(1.07)	$0.14	$2.05
Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.30)		$(0.25)	$(0.19)	$(0.14)
Net asset value, end of period (x)	$18.29		$19.68	$18.07		$15.59	$16.91	$16.96
Total return (%) (r)(s)(t)(x)	(7.06	)(n)	10.46	18.18	(c)	(6.36)	0.91	13.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.36	(a)	0.38	0.37	(c)	0.38	0.38	0.35
Expenses after expense reductions (f)(h)	0.34	(a)	0.35	0.35	(c)	0.35	0.35	0.35
Net investment income (loss) (l)	(0.34	)(a)	1.09	1.51	(c)	1.11	1.57	1.04
Portfolio turnover	0	(n)(u)	1	3		3	4	2
Net assets at end of period (000 omitted)	$2,205,407		$2,263,605	$1,804,722		$2,388,830	$2,434,548	$2,503,563

See Notes to Financial Statements

10

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class B			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$19.43		$17.84	$15.38		$16.75	$16.76	$14.85
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.10)		$0.07	$0.09	(c)	$0.06	$0.14	$0.05
Net realized and unrealized gain (loss)	(1.35)		1.66	2.54		(1.25)	(0.11)	1.86
Total from investment operations	$(1.45)		$1.73	$2.63		$(1.19)	$0.03	$1.91
Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.17)		$(0.18)	$(0.04)	$—
Net asset value, end of period (x)	$17.98		$19.43	$17.84		$15.38	$16.75	$16.76
Total return (%) (r)(s)(t)(x)	(7.46	)(n)	9.71	17.27	(c)	(7.09)	0.21	12.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.11	(a)	1.12	1.12	(c)	1.13	1.13	1.10
Expenses after expense reductions (f)(h)	1.09	(a)	1.10	1.10	(c)	1.10	1.10	1.10
Net investment income (loss) (l)	(1.09	)(a)	0.36	0.56	(c)	0.37	0.83	0.29
Portfolio turnover	0	(n)(u)	1	3		3	4	2
Net assets at end of period (000 omitted)	$29,022		$34,421	$34,040		$35,760	$47,145	$63,527

See Notes to Financial Statements

11

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class C			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$19.20		$17.65	$15.23		$16.60	$16.64	$14.79
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.10)		$0.07	$0.09	(c)	$0.06	$0.13	$0.04
Net realized and unrealized gain (loss)	(1.32)		1.64	2.51		(1.23)	(0.10)	1.86
Total from investment operations	$(1.42)		$1.71	$2.60		$(1.17)	$0.03	$1.90
Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.18)		$(0.20)	$(0.07)	$(0.05)
Net asset value, end of period (x)	$17.78		$19.20	$17.65		$15.23	$16.60	$16.64
Total return (%) (r)(s)(t)(x)	(7.40	)(n)	9.67	17.28	(c)	(7.07)	0.21	12.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.11	(a)	1.12	1.12	(c)	1.13	1.13	1.10
Expenses after expense reductions (f)(h)	1.09	(a)	1.10	1.10	(c)	1.10	1.10	1.10
Net investment income (loss) (l)	(1.09	)(a)	0.37	0.57	(c)	0.36	0.82	0.29
Portfolio turnover	0	(n)(u)	1	3		3	4	2
Net assets at end of period (000 omitted)	$468,149		$517,523	$470,214		$460,869	$502,461	$505,528

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class I			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$19.89		$18.25	$15.75		$17.05	$17.10	$15.16
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.30	$0.23	(c)	$0.22	$0.31	$0.21
Net realized and unrealized gain (loss)	(1.38)		1.66	2.61		(1.26)	(0.13)	1.91
Total from investment operations	$(1.39)		$1.96	$2.84		$(1.04)	$0.18	$2.12
Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.34)		$(0.26)	$(0.23)	$(0.18)
Net asset value, end of period (x)	$18.50		$19.89	$18.25		$15.75	$17.05	$17.10
Total return (%) (r)(s)(t)(x)	(6.99	)(n)	10.78	18.42	(c)	(6.09)	1.16	13.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.11	(a)	0.13	0.12	(c)	0.13	0.14	0.10
Expenses after expense reductions (f)(h)	0.09	(a)	0.10	0.10	(c)	0.10	0.10	0.10
Net investment income (loss) (l)	(0.09	)(a)	1.56	1.39	(c)	1.38	1.85	1.32
Portfolio turnover	0	(n)(u)	1	3		3	4	2
Net assets at end of period (000 omitted)	$5,943,475		$5,199,628	$4,166,366		$1,036,517	$857,731	$694,822

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class R1			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$18.93		$17.39	$15.01		$16.36	$16.43	$14.59
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.10)		$0.06	$0.09	(c)	$0.05	$0.17	$0.04
Net realized and unrealized gain (loss)	(1.31)		1.63	2.47		(1.21)	(0.15)	1.84
Total from investment operations	$(1.41)		$1.69	$2.56		$(1.16)	$0.02	$1.88
Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.18)		$(0.19)	$(0.09)	$(0.04)
Net asset value, end of period (x)	$17.52		$18.93	$17.39		$15.01	$16.36	$16.43
Total return (%) (r)(s)(t)(x)	(7.45	)(n)	9.70	17.29	(c)	(7.08)	0.18	12.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.11	(a)	1.12	1.12	(c)	1.13	1.14	1.10
Expenses after expense reductions (f)(h)	1.09	(a)	1.10	1.10	(c)	1.10	1.10	1.10
Net investment income (loss) (l)	(1.09	)(a)	0.33	0.58	(c)	0.36	1.06	0.24
Portfolio turnover	0	(n)(u)	1	3		3	4	2
Net assets at end of period (000 omitted)	$8,124		$8,912	$8,716		$7,736	$10,347	$9,306

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class R2			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$19.34		$17.76	$15.34		$16.66	$16.71	$14.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)		$0.16	$0.17	(c)	$0.13	$0.22	$0.12
Net realized and unrealized gain (loss)	(1.33)		1.65	2.52		(1.22)	(0.12)	1.87
Total from investment operations	$(1.39)		$1.81	$2.69		$(1.09)	$0.10	$1.99
Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.27)		$(0.23)	$(0.15)	$(0.12)
Net asset value, end of period (x)	$17.95		$19.34	$17.76		$15.34	$16.66	$16.71
Total return (%) (r)(s)(t)(x)	(7.19	)(n)	10.20	17.82	(c)	(6.55)	0.68	13.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.61	(a)	0.62	0.62	(c)	0.63	0.63	0.60
Expenses after expense reductions (f)(h)	0.59	(a)	0.60	0.60	(c)	0.60	0.60	0.60
Net investment income (loss) (l)	(0.59	)(a)	0.84	1.07	(c)	0.86	1.36	0.77
Portfolio turnover	0	(n)(u)	1	3		3	4	2
Net assets at end of period (000 omitted)	$64,534		$73,998	$72,991		$59,795	$62,242	$62,817

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class R3			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$19.54		$17.95	$15.49		$16.80	$16.86	$14.96
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.21	$0.21	(c)	$0.17	$0.26	$0.16
Net realized and unrealized gain (loss)	(1.35)		1.66	2.55		(1.24)	(0.12)	1.89
Total from investment operations	$(1.38)		$1.87	$2.76		$(1.07)	$0.14	$2.05
Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.30)		$(0.24)	$(0.20)	$(0.15)
Net asset value, end of period (x)	$18.16		$19.54	$17.95		$15.49	$16.80	$16.86
Total return (%) (r)(s)(t)(x)	(7.06	)(n)	10.44	18.19	(c)	(6.34)	0.89	13.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.36	(a)	0.38	0.37	(c)	0.38	0.39	0.35
Expenses after expense reductions (f)(h)	0.34	(a)	0.35	0.35	(c)	0.35	0.35	0.35
Net investment income (loss) (l)	(0.34	)(a)	1.09	1.32	(c)	1.11	1.59	0.99
Portfolio turnover	0	(n)(u)	1	3		3	4	2
Net assets at end of period (000 omitted)	$403,066		$391,082	$289,853		$230,042	$246,552	$212,909

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class R4			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$19.82		$18.19	$15.70		$17.00	$17.04	$15.11
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.26	$0.26	(c)	$0.20	$0.31	$0.23
Net realized and unrealized gain (loss)	(1.37)		1.69	2.57		(1.24)	(0.12)	1.88
Total from investment operations	$(1.38)		$1.95	$2.83		$(1.04)	$0.19	$2.11
Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.34)		$(0.26)	$(0.23)	$(0.18)
Net asset value, end of period (x)	$18.44		$19.82	$18.19		$15.70	$17.00	$17.04
Total return (%) (r)(s)(t)(x)	(6.96	)(n)	10.75	18.42	(c)	(6.11)	1.23	13.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.11	(a)	0.13	0.12	(c)	0.13	0.14	0.11
Expenses after expense reductions (f)(h)	0.09	(a)	0.10	0.10	(c)	0.10	0.10	0.10
Net investment income (loss) (l)	(0.09	)(a)	1.32	1.57	(c)	1.30	1.86	1.43
Portfolio turnover	0	(n)(u)	1	3		3	4	2
Net assets at end of period (000 omitted)	$828,092		$948,409	$829,724		$506,597	$467,961	$328,533

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/18		Year ended 5/31/18 (i)
Class R6
	(unaudited)
Net asset value, beginning of period	$19.90		$19.09
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00	(w)	$0.02
Net realized and unrealized gain (loss)	(1.38)		1.12
Total from investment operations	$(1.38)		$1.14
Less distributions declared to shareholders
From net investment income	$—		$(0.33)
Net asset value, end of period (x)	$18.52		$19.90
Total return (%) (r)(s)(t)(x)	(6.93	)(n)	5.98	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.02	(a)	0.03	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	(a)
Net investment income (loss) (l)	0.00	(a)(w)	0.13	(a)
Portfolio turnover	0	(n)(u)	1	(n)
Net assets at end of period (000 omitted)	$3,181,422		$2,698,739

See Notes to Financial Statements

18

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, October 2, 2017, through the stated period end.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(u)	Portfolio turnover is less than 1%.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International Diversification Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds’ shareholder reports are not covered by this report.

The investment objective of each of the international stock funds held by the fund at November 30, 2018 was to seek capital appreciation.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair

20

Notes to Financial Statements (unaudited) – continued

value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period. The impact of the fund’s adoption was limited to changes in the fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the impacts being that the fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an

21

Notes to Financial Statements (unaudited) – continued

evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires

22

Notes to Financial Statements (unaudited) – continued

judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$13,115,481,304	$—	$—	$13,115,481,304

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

23

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/18
Ordinary income (including any short-term capital gains)	$157,001,812

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/18
Cost of investments	$12,200,516,550
Gross appreciation	914,964,754
Gross depreciation	—
Net unrealized appreciation (depreciation)	$914,964,754

As of 5/31/18
Undistributed long-term capital gain	77,048,761
Late year ordinary loss deferral	(6,139,684)
Net unrealized appreciation (depreciation)	1,856,055,462

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

24

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/18	Year ended 5/31/18
Class A	$—	$29,305,942
Class B	—	262,683
Class C	—	4,475,911
Class I	—	100,725,032
Class R1	—	68,074
Class R2	—	886,064
Class R3	—	5,228,750
Class R4	—	14,831,534
Class R6	—	1,217,822
Total	$—	$157,001,812

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that fund operating expenses do not exceed 0.10% annually of the class’s average daily net assets for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares and 0.00% annually of the class’s average daily net assets for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2019. For the six months ended November 30, 2018, this reduction amounted to $1,183,610, which is included in the reduction of total expenses in the Statement of Operations.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $543,532 for the six months ended November 30, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

25

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,841,578
Class B	0.75%	0.25%	1.00%	1.00%	162,794
Class C	0.75%	0.25%	1.00%	1.00%	2,520,958
Class R1	0.75%	0.25%	1.00%	1.00%	42,312
Class R2	0.25%	0.25%	0.50%	0.50%	173,134
Class R3	—	0.25%	0.25%	0.25%	499,664
Total Distribution and Service Fees					$6,240,440

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2018, this rebate amounted to $4,169, $54, $173, $4, and $617 for Class A, Class B, Class C, Class R1, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2018, were as follows:

Amount
Class A	$41,280
Class B	13,051
Class C	47,997

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2018, the fee was $211,992, which equated to 0.0033% annually of the fund’s average daily net assets. MFSC also receives payment

26

Notes to Financial Statements (unaudited) – continued

from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $4,670,514.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended November 30, 2018 was equivalent to an annual effective rate of 0.0001% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2018, the fee paid by the fund under this agreement was $10,410 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On September 29, 2017, MFS purchased 2,619 shares of Class R6 for an aggregate amount of $50,000 as an initial investment in Class R6.

On March 19, 2018, MFS redeemed 3,052 shares of Class I for an aggregate amount of $60,796.

(4) Portfolio Securities

For the six months ended November 30, 2018, purchases and sales of shares of underlying funds aggregated $1,983,191,484 and $52,994,881, respectively.

27

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/18		Year ended 5/31/18
	Shares	Amount	Shares	Amount
Shares sold
Class A	16,221,292	$311,904,779	33,970,206	$658,800,763
Class B	72,788	1,390,111	355,987	6,761,597
Class C	3,158,196	59,338,512	9,935,119	187,852,586
Class I	97,395,812	1,884,724,532	176,272,299	3,436,553,582
Class R1	50,707	915,730	67,225	1,255,071
Class R2	482,456	9,064,947	1,174,268	22,283,002
Class R3	4,336,469	83,301,025	9,234,701	174,968,322
Class R4	5,577,110	107,937,214	15,318,846	298,168,626
Class R6	46,527,202	908,261,086	140,721,645	2,851,843,637
	173,822,032	$3,366,837,936	387,050,296	$7,638,487,186

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	1,402,804	$27,494,952
Class B	—	—	13,009	252,502
Class C	—	—	215,962	4,144,314
Class I	—	—	4,611,860	91,268,704
Class R1	—	—	3,600	68,074
Class R2	—	—	27,927	538,717
Class R3	—	—	268,692	5,228,750
Class R4	—	—	706,847	13,939,030
Class R6	—	—	61,568	1,217,822
	—	$—	7,312,269	$144,152,865

Shares reacquired
Class A	(10,634,189)	$(204,834,745)	(20,256,100)	$(391,191,431)
Class B	(230,751)	(4,365,513)	(504,883)	(9,637,633)
Class C	(3,771,408)	(70,643,099)	(9,838,554)	(186,522,013)
Class I	(37,613,101)	(723,107,006)	(147,738,110)	(2,976,418,760)
Class R1	(57,872)	(1,080,920)	(101,167)	(1,864,165)
Class R2	(712,808)	(13,610,013)	(1,486,545)	(28,290,772)
Class R3	(2,150,687)	(41,285,890)	(5,644,976)	(107,738,157)
Class R4	(8,517,526)	(166,311,494)	(13,795,666)	(268,655,295)
Class R6	(10,371,719)	(201,244,544)	(5,153,287)	(102,929,885)
	(74,060,061)	$(1,426,483,224)	(204,519,288)	$(4,073,248,111)

28

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/18		Year ended 5/31/18
	Shares	Amount	Shares	Amount
Net change
Class A	5,587,103	$107,070,034	15,116,910	$295,104,284
Class B	(157,963)	(2,975,402)	(135,887)	(2,623,534)
Class C	(613,212)	(11,304,587)	312,527	5,474,887
Class I	59,782,711	1,161,617,526	33,146,049	551,403,526
Class R1	(7,165)	(165,190)	(30,342)	(541,020)
Class R2	(230,352)	(4,545,066)	(284,350)	(5,469,053)
Class R3	2,185,782	42,015,135	3,858,417	72,458,915
Class R4	(2,940,416)	(58,374,280)	2,230,027	43,452,361
Class R6	36,155,483	707,016,542	135,629,926	2,750,131,574
	99,761,971	$1,940,354,712	189,843,277	$3,709,391,940

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended November 30, 2018, the fund’s commitment fee and interest expense were $33,863 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

29

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund		32,888,122	7,659,494	(465,256)	40,082,360
MFS Institutional Money Market Portfolio		18,355,977	241,171,370	(250,977,689)	8,549,658
MFS International Growth Fund		88,360,509	13,795,008	(330,380)	101,825,137
MFS International New Discovery Fund		33,168,544	6,386,756	(135,957)	39,419,343
MFS International Value Fund		70,319,608	9,175,644	(251,409)	79,243,843
MFS Research International Fund		191,528,661	34,380,319	(574,911)	225,334,069

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$798,171	$(153,100,451)	$—	$—	$1,310,693,165
MFS Institutional Money Market Portfolio	1,570	853	—	142,310	8,549,658
MFS International Growth Fund	2,278,542	(205,726,971)	—	—	3,276,732,911
MFS International
New Discovery Fund	686,390	(124,398,862)	—	—	1,310,693,165
MFS International Value Fund	2,309,673	(138,238,272)	—	—	3,276,732,911
MFS Research International Fund	344,282	(319,627,005)	—	—	3,932,079,494
	$6,418,628	$(941,090,708)	$—	$142,310	$13,115,481,304

(8) Subsequent Event

Effective on or about June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

30

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2018 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2017 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee

31

Board Review of Investment Advisory Agreement – continued

and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2017 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

The Trustees considered that MFS does not charge an advisory fee for providing investment advisory services to the Fund, but that the Fund pays its pro rata share of the advisory fees paid by the underlying funds in which it invests (the “Underlying Funds”).

In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the

32

Board Review of Investment Advisory Agreement – continued

data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018. MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2018.

33

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

34

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

November 30, 2018

     MFS® International Growth Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

FGF-SEM

MFS® International Growth Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Higher bond yields, international trade friction, and geopolitical uncertainty have contributed to an uptick in market volatility in recent quarters — a departure from the low-volatility environment that prevailed for much of 2017. Against this more challenging backdrop, equity markets in the United States have outperformed most international markets on a relative basis, though returns have been modest year to date on an absolute basis. Global economic growth has become less synchronized over the past few months, with Europe, China, and some emerging markets having shown signs of slowing growth while U.S. growth has remained above average.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains fairly accommodative around the world, with many central banks taking only tentative steps toward tighter policies.

U.S. tax reforms adopted in late 2017 have been welcomed by equity markets while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. With the Republicans losing control of the U.S. House of Representatives, further meaningful U.S. fiscal stimulus appears less likely. A partial U.S. government shutdown, beginning in late 2018, also added to political uncertainty. Globally, inflation remains largely subdued, but tight labor markets and moderate global demand have investors on the lookout for its potential reappearance. Increased U.S. protectionism is also a growing concern, as investors fear trade disputes could dampen business sentiment, leading to even slower global growth. While there has been progress on this front — a NAFTA replacement has been agreed upon between the U.S., Mexico, and Canada; the free trade pact with Korea has been updated; and a negotiating framework with the European Union has been agreed upon — tensions over trade with China remain quite high.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 15, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	4.5%
Roche Holding AG	4.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.1%
AIA Group Ltd.	3.1%
SAP AG	3.0%
L’Oréal	2.8%
Accenture PLC, “A”	2.4%
Canadian National Railway Co.	2.4%
Novartis AG	2.4%
Danone S.A.	2.4%

GICS equity sectors
Consumer Staples	21.0%
Information Technology	13.9%
Health Care	13.7%
Industrials	12.7%
Financials	11.2%
Consumer Discretionary	10.5%
Materials	7.9%
Communication Services	5.4%
Energy	1.8%
Utilities	0.5%

Issuer country weightings (x)
France	16.9%
Switzerland	13.5%
United Kingdom	10.5%
Japan	9.8%
Germany	9.3%
United States	7.7%
China	5.6%
Canada	4.2%
Taiwan	3.5%
Other Countries	19.0%

Currency exposure weightings (y)
Euro	31.6%
Swiss Franc	13.5%
British Pound Sterling	11.1%
Japanese Yen	9.8%
United States Dollar	9.6%
Hong Kong Dollar	4.1%
Chinese Renminbi	3.7%
Taiwan Dollar	3.5%
Indian Rupee	3.5%
Other Currencies	9.6%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

2

Portfolio Composition – continued

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Percentages are based on net assets as of November 30, 2018.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2018 through November 30, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2018 through November 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/18	Ending Account Value 11/30/18	Expenses Paid During Period (p) 6/01/18-11/30/18
A	Actual	1.10%	$1,000.00	$937.43	$5.34
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
B	Actual	1.85%	$1,000.00	$934.08	$8.97
	Hypothetical (h)	1.85%	$1,000.00	$1,015.79	$9.35
C	Actual	1.85%	$1,000.00	$934.19	$8.97
	Hypothetical (h)	1.85%	$1,000.00	$1,015.79	$9.35
I	Actual	0.85%	$1,000.00	$938.80	$4.13
	Hypothetical (h)	0.85%	$1,000.00	$1,020.81	$4.31
R1	Actual	1.85%	$1,000.00	$933.92	$8.97
	Hypothetical (h)	1.85%	$1,000.00	$1,015.79	$9.35
R2	Actual	1.35%	$1,000.00	$936.12	$6.55
	Hypothetical (h)	1.35%	$1,000.00	$1,018.30	$6.83
R3	Actual	1.10%	$1,000.00	$937.57	$5.34
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
R4	Actual	0.85%	$1,000.00	$938.74	$4.13
	Hypothetical (h)	0.85%	$1,000.00	$1,020.81	$4.31
R6	Actual	0.76%	$1,000.00	$939.29	$3.69
	Hypothetical (h)	0.76%	$1,000.00	$1,021.26	$3.85

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

11/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.6%
Issuer	Shares/Par	Value ($)
Aerospace - 1.4%
Rolls-Royce Holdings PLC	8,774,722	$95,407,423

Alcoholic Beverages - 5.5%
AmBev S.A., ADR	7,776,032	$33,203,657
China Resources Beer Holdings Co. Ltd.	11,634,000	39,404,525
Diageo PLC	3,988,446	143,693,899
Pernod Ricard S.A. (l)	977,694	156,286,884

		$372,588,965
Apparel Manufacturers - 3.9%
Burberry Group PLC	1,989,279	$45,031,431
Kering S.A.	167,343	73,291,358
LVMH Moet Hennessy Louis Vuitton SE (l)	517,504	148,928,223

		$267,251,012
Broadcasting - 1.4%
Publicis Groupe S.A.	764,757	$45,332,324
WPP PLC	4,473,974	49,358,946

		$94,691,270
Business Services - 6.2%
Accenture PLC, “A”	1,005,897	$165,490,175
Brenntag AG	1,041,473	48,140,687
Compass Group PLC	2,876,676	61,527,198
Experian Group Ltd.	3,716,852	90,644,930
Infosys Technologies Ltd., ADR	2,341,404	23,086,243
Intertek Group PLC	573,891	34,438,155

		$423,327,388
Computer Software - 3.8%
OBIC Co. Ltd.	587,600	$50,780,566
SAP AG	2,001,823	206,048,752

		$256,829,318
Computer Software - Systems - 3.4%
Amadeus IT Group S.A.	826,443	$59,368,083
Hitachi Ltd.	3,003,900	87,008,970
Luxoft Holding, Inc.	504,516	16,659,118
NICE Systems Ltd., ADR (a)	591,586	68,706,798

		$231,742,969

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - 0.8%
Toto Ltd.	1,323,900	$51,257,900

Consumer Products - 5.8%
Kao Corp.	981,600	$72,274,261
L’Oréal	809,587	191,377,369
Reckitt Benckiser Group PLC	1,556,408	129,490,054

		$393,141,684
Containers - 0.9%
Brambles Ltd.	7,880,429	$59,339,070

Electrical Equipment - 3.9%
Legrand S.A.	521,689	$31,951,690
Mettler-Toledo International, Inc. (a)	118,802	75,636,481
Prysmian S.p.A.	2,276,902	41,681,107
Schneider Electric S.A.	1,620,177	117,902,555

		$267,171,833
Electronics - 4.0%
MediaTek, Inc.	3,542,000	$27,311,170
Mellanox Technologies Ltd. (a)	342,470	31,791,490
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,665,773	212,976,407

		$272,079,067
Energy - Independent - 1.2%
Caltex Australia Ltd.	1,372,821	$27,678,381
Oil Search Ltd.	10,509,198	56,457,920

		$84,136,301
Energy - Integrated - 0.6%
Suncor Energy, Inc.	1,233,648	$39,776,826

Food & Beverages - 6.8%
Danone S.A.	2,139,972	$160,041,107
Nestle S.A.	3,565,895	304,491,608

		$464,532,715
Food & Drug Stores - 0.9%
Sundrug Co. Ltd.	1,879,700	$63,700,513

Gaming & Lodging - 0.7%
Paddy Power Betfair PLC	501,821	$44,708,871

Insurance - 3.1%
AIA Group Ltd.	25,427,000	$208,557,424

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Internet - 4.4%
Alibaba Group Holding Ltd., ADR (a)	717,400	$115,400,964
Baidu, Inc., ADR (a)	714,261	134,481,061
NAVER Corp.	453,472	51,174,636

		$301,056,661
Leisure & Toys - 0.6%
BANDAI NAMCO Holdings, Inc.	912,100	$38,327,243

Machinery & Tools - 1.6%
GEA Group AG	1,824,023	$49,229,049
Ritchie Bros. Auctioneers, Inc.	1,803,297	62,704,491

		$111,933,540
Major Banks - 1.4%
UBS AG	6,999,809	$94,977,827

Medical & Health Technology & Services - 1.2%
Fresenius Medical Care AG & Co. KGaA	1,011,527	$82,313,380

Medical Equipment - 4.1%
EssilorLuxottica	1,003,023	$127,348,858
QIAGEN N.V.	1,967,768	69,415,417
Terumo Corp.	1,414,600	83,307,061

		$280,071,336
Metals & Mining - 0.2%
Grupo Mexico S.A.B. de C.V., “B”	7,837,327	$16,164,637

Natural Gas - Distribution - 0.5%
China Resources Gas Group Ltd.	7,468,000	$30,235,533

Other Banks & Diversified Financials - 6.7%
Aeon Credit Service Co. Ltd.	2,990,900	$57,965,731
Credicorp Ltd.	206,959	45,384,039
DBS Group Holdings Ltd.	4,574,600	81,716,128
Element Fleet Management Corp.	3,494,632	18,542,999
Grupo Financiero Banorte S.A. de C.V.	11,388,822	52,121,539
Grupo Financiero Inbursa S.A. de C.V.	9,429,789	12,703,547
HDFC Bank Ltd.	4,515,133	137,889,875
Julius Baer Group Ltd.	816,652	33,075,519
Komercni Banka A.S.	505,067	19,847,623

		$459,247,000

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - 9.1%
Bayer AG	1,678,334	$122,704,734
Novartis AG	1,774,216	161,962,118
Novo Nordisk A.S., “B”	1,198,462	55,860,275
Roche Holding AG	1,087,676	282,084,832

		$622,611,959
Railroad & Shipping - 2.6%
Adani Ports and Special Economic Zone Ltd.	2,579,584	$13,533,609
Canadian National Railway Co.	1,910,597	163,967,435

		$177,501,044
Restaurants - 0.9%
Yum China Holdings, Inc.	1,707,912	$61,194,487

Specialty Chemicals - 7.7%
Akzo Nobel N.V.	1,401,880	$118,166,985
Croda International PLC	1,033,321	64,468,638
L’Air Liquide S.A.	841,177	101,657,672
Linde PLC (a)	887,198	141,117,789
Sika AG	317,649	39,330,545
Symrise AG	726,883	58,673,086

		$523,414,715
Telecommunications - Wireless - 1.3%
SoftBank Corp.	1,062,700	$89,180,110

Tobacco - 2.0%
ITC Ltd.	15,596,175	$63,955,618
Japan Tobacco, Inc.	2,905,200	72,262,100

		$136,217,718
Total Common Stocks (Identified Cost, $5,703,735,111)		$6,714,687,739

Preferred Stocks - 0.0%
Aerospace - 0.0%
Rolls-Royce Holdings PLC, “C” (a) (Identified Cost, $501,602)	389,276,058	$496,035

Investment Companies (h) - 1.3%
Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 2.31% (v) (Identified Cost, $84,679,490)	84,691,560	$84,691,560

9

Portfolio of Investments (unaudited) – continued

Collateral for Securities Loaned - 0.7%
Issuer	Shares/Par	Value ($)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.22% (j) (Identified Cost, $48,339,122)	48,339,122	$48,339,122

Other Assets, Less Liabilities - (0.6)%		(38,237,693)
Net Assets - 100.0%		$6,809,976,763

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $84,691,560 and $6,763,522,896, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $175,587,138 of securities on loan (identified cost, $5,752,575,835)	$6,763,522,896
Investments in affiliated issuers, at value (identified cost, $84,679,490)	84,691,560
Foreign currency, at value (identified cost, $6,253,307)	6,235,066
Receivables for
Investments sold	27,302,265
Fund shares sold	50,990,951
Interest and dividends	14,195,492
Total assets	$6,946,938,230
Liabilities
Payables for
Investments purchased	$83,577,421
Fund shares reacquired	3,127,269
Collateral for securities loaned, at value (c)	48,339,122
Payable to affiliates
Investment adviser	271,233
Shareholder servicing costs	704,442
Distribution and service fees	8,011
Payable for independent Trustees’ compensation	7,346
Deferred country tax expense payable	589,326
Accrued expenses and other liabilities	337,297
Total liabilities	$136,961,467
Net assets	$6,809,976,763
Net assets consist of
Paid-in capital	$5,586,274,613
Total distributable earnings (loss)	1,223,702,150
Net assets	$6,809,976,763
Shares of beneficial interest outstanding	207,116,982

(c)	Non-cash collateral is not included.

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$345,657,312	10,781,137	$32.06
Class B	5,160,004	172,592	29.90
Class C	39,390,320	1,353,882	29.09
Class I	1,545,379,702	43,239,440	35.74
Class R1	3,760,221	131,699	28.55
Class R2	18,224,076	621,731	29.31
Class R3	33,753,404	1,060,126	31.84
Class R4	168,393,103	5,233,535	32.18
Class R6	4,650,258,621	144,522,840	32.18

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $34.02 [100 / 94.25 x $32.06]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$43,789,597
Dividends from affiliated issuers	814,096
Income on securities loaned	669,508
Foreign taxes withheld	(4,962,077)
Total investment income	$40,311,124
Expenses
Management fee	$24,364,207
Distribution and service fees	800,491
Shareholder servicing costs	1,009,841
Administrative services fee	299,408
Independent Trustees’ compensation	37,569
Custodian fee	510,623
Shareholder communications	64,730
Audit and tax fees	44,085
Legal fees	26,437
Miscellaneous	197,825
Total expenses	$27,355,216
Reduction of expenses by investment adviser and distributor	(327,572)
Net expenses	$27,027,644
Net investment income (loss)	$13,283,480
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$141,388,289
Affiliated issuers	5,834
Foreign currency	(100,582)
Net realized gain (loss)	$141,293,541
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $156,710 decrease in deferred country tax)	$(580,739,133)
Affiliated issuers	6,398
Translation of assets and liabilities in foreign currencies	(117,779)
Net unrealized gain (loss)	$(580,850,514)
Net realized and unrealized gain (loss)	$(439,556,973)
Change in net assets from operations	$(426,273,493)

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/18 (unaudited)	Year ended 5/31/18
From operations
Net investment income (loss)	$13,283,480	$79,139,535
Net realized gain (loss)	141,293,541	205,538,157
Net unrealized gain (loss)	(580,850,514)	355,458,416
Change in net assets from operations	$(426,273,493)	$640,136,108
Total distributions to shareholders (a)	$—	$(136,303,082)
Change in net assets from fund share transactions	$882,221,084	$1,094,009,170
Total change in net assets	$455,947,591	$1,597,842,196
Net assets
At beginning of period	6,354,029,172	4,756,186,976
At end of period (b)	$6,809,976,763	$6,354,029,172

(a)

Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2. For the year ended May 31, 2018, distributions from net investment income and from net realized gain were $52,501,055 and $83,802,027, respectively.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 2. For the year ended May 31, 2018, end of period net assets included undistributed net investment income of $69,286,971.

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/18		Year ended
Class A			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$34.20		$31.09	$26.46		$28.28	$28.86	$26.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.37	$0.14	(c)	$0.27	$0.34	$0.27
Net realized and unrealized gain (loss)	(2.16)		3.50	4.75		(1.81)	(0.33)	2.65
Total from investment operations	$(2.14)		$3.87	$4.89		$(1.54)	$0.01	$2.92
Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.26)		$(0.26)	$(0.34)	$(0.14)
From net realized gain	—		(0.53)	—		(0.02)	(0.25)	(0.17)
Total distributions declared to shareholders	$—		$(0.76)	$(0.26)		$(0.28)	$(0.59)	$(0.31)
Net asset value, end of period (x)	$32.06		$34.20	$31.09		$26.46	$28.28	$28.86
Total return (%) (r)(s)(t)(x)	(6.26	)(n)	12.53	18.69	(c)	(5.44)	0.26	11.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.15	1.18	(c)	1.21	1.20	1.22
Expenses after expense reductions (f)	1.10	(a)	1.14	1.17	(c)	1.20	1.19	1.22
Net investment income (loss)	0.13	(a)(l)	1.12	0.51	(c)	1.04	1.23	0.98
Portfolio turnover	9	(n)	12	21		20	38	21
Net assets at end of period (000 omitted)	$345,657		$360,401	$319,266		$585,089	$576,218	$498,393

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class B			5/31/18		5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$32.01		$29.15		$24.82		$26.64	$27.18	$24.84
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		$0.07		$(0.01	)(c)	$0.05	$0.11	$0.01
Net realized and unrealized gain (loss)	(2.02)		3.32		4.41		(1.68)	(0.28)	2.55
Total from investment operations	$(2.11)		$3.39		$4.40		$(1.63)	$(0.17)	$2.56
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$(0.07)		$(0.17)	$(0.12)	$(0.05)
From net realized gain	—		(0.53)		—		(0.02)	(0.25)	(0.17)
Total distributions declared to shareholders	$—		$(0.53)		$(0.07)		$(0.19)	$(0.37)	$(0.22)
Net asset value, end of period (x)	$29.90		$32.01		$29.15		$24.82	$26.64	$27.18
Total return (%) (r)(s)(t)(x)	(6.59	)(n)	11.68		17.79	(c)	(6.12)	(0.51)	10.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86	(a)	1.90		1.93	(c)	1.96	1.94	1.98
Expenses after expense reductions (f)	1.85	(a)	1.89		1.92	(c)	1.95	1.94	1.97
Net investment income (loss)	(0.60	)(a)(l)	0.23		(0.02	)(c)	0.21	0.41	0.03
Portfolio turnover	9	(n)	12		21		20	38	21
Net assets at end of period (000 omitted)	$5,160		$6,537		$7,799		$8,792	$10,539	$12,480

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class C			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$31.15		$28.43	$24.22		$26.03	$26.59	$24.32
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		$0.09	$0.00	(c)(w)	$0.06	$0.11	$0.02
Net realized and unrealized gain (loss)	(1.97)		3.21	4.30		(1.67)	(0.27)	2.49
Total from investment operations	$(2.06)		$3.30	$4.30		$(1.61)	$(0.16)	$2.51
Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.09)		$(0.18)	$(0.15)	$(0.07)
From net realized gain	—		(0.53)	—		(0.02)	(0.25)	(0.17)
Total distributions declared to shareholders	$—		$(0.58)	$(0.09)		$(0.20)	$(0.40)	$(0.24)
Net asset value, end of period (x)	$29.09		$31.15	$28.43		$24.22	$26.03	$26.59
Total return (%) (r)(s)(t)(x)	(6.61	)(n)	11.67	17.81	(c)	(6.17)	(0.46)	10.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86	(a)	1.90	1.93	(c)	1.96	1.94	1.98
Expenses after expense reductions (f)	1.85	(a)	1.89	1.92	(c)	1.95	1.94	1.97
Net investment income (loss)	(0.61	)(a)(l)	0.30	0.01	(c)	0.25	0.43	0.10
Portfolio turnover	9	(n)	12	21		20	38	21
Net assets at end of period (000 omitted)	$39,390		$42,981	$38,985		$40,163	$42,137	$42,407

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class I			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$38.08		$34.52	$29.36		$31.29	$31.84	$28.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.50	$0.34	(c)	$0.37	$0.43	$0.34
Net realized and unrealized gain (loss)	(2.41)		3.90	5.16		(2.00)	(0.33)	2.95
Total from investment operations	$(2.34)		$4.40	$5.50		$(1.63)	$0.10	$3.29
Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.34)		$(0.28)	$(0.40)	$(0.17)
From net realized gain	—		(0.53)	—		(0.02)	(0.25)	(0.17)
Total distributions declared to shareholders	$—		$(0.84)	$(0.34)		$(0.30)	$(0.65)	$(0.34)
Net asset value, end of period (x)	$35.74		$38.08	$34.52		$29.36	$31.29	$31.84
Total return (%) (r)(s)(t)(x)	(6.14	)(n)	12.84	18.97	(c)	(5.19)	0.51	11.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.90	0.93	(c)	0.96	0.94	0.98
Expenses after expense reductions (f)	0.85	(a)	0.89	0.92	(c)	0.95	0.94	0.97
Net investment income (loss)	0.36	(a)(l)	1.35	1.12	(c)	1.27	1.40	1.14
Portfolio turnover	9	(n)	12	21		20	38	21
Net assets at end of period (000 omitted)	$1,545,380		$1,371,442	$1,497,306		$1,174,202	$1,233,915	$1,573,587

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class R1			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$30.57		$27.93	$23.87		$25.65	$26.25	$24.03
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		$0.14	$0.02	(c)	$0.10	$0.10	$0.04
Net realized and unrealized gain (loss)	(1.93)		3.11	4.19		(1.67)	(0.27)	2.44
Total from investment operations	$(2.02)		$3.25	$4.21		$(1.57)	$(0.17)	$2.48
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.15)		$(0.19)	$(0.18)	$(0.09)
From net realized gain	—		(0.53)	—		(0.02)	(0.25)	(0.17)
Total distributions declared to shareholders	$—		$(0.61)	$(0.15)		$(0.21)	$(0.43)	$(0.26)
Net asset value, end of period (x)	$28.55		$30.57	$27.93		$23.87	$25.65	$26.25
Total return (%) (r)(s)(t)(x)	(6.61	)(n)	11.69	17.77	(c)	(6.12)	(0.49)	10.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86	(a)	1.90	1.93	(c)	1.96	1.95	1.97
Expenses after expense reductions (f)	1.85	(a)	1.89	1.92	(c)	1.95	1.94	1.97
Net investment income (loss)	(0.61	)(a)(l)	0.47	0.08	(c)	0.41	0.40	0.17
Portfolio turnover	9	(n)	12	21		20	38	21
Net assets at end of period (000 omitted)	$3,760		$3,663	$2,496		$1,587	$1,321	$1,318

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class R2			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$31.31		$28.54	$24.32		$26.05	$26.62	$24.28
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.25	$0.14	(c)	$0.17	$0.24	$0.16
Net realized and unrealized gain (loss)	(1.98)		3.23	4.29		(1.66)	(0.29)	2.47
Total from investment operations	$(2.00)		$3.48	$4.43		$(1.49)	$(0.05)	$2.63
Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.21)		$(0.22)	$(0.27)	$(0.12)
From net realized gain	—		(0.53)	—		(0.02)	(0.25)	(0.17)
Total distributions declared to shareholders	$—		$(0.71)	$(0.21)		$(0.24)	$(0.52)	$(0.29)
Net asset value, end of period (x)	$29.31		$31.31	$28.54		$24.32	$26.05	$26.62
Total return (%) (r)(s)(t)(x)	(6.39	)(n)	12.27	18.39	(c)	(5.69)	0.03	10.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.36	(a)	1.40	1.43	(c)	1.46	1.44	1.48
Expenses after expense reductions (f)	1.35	(a)	1.39	1.42	(c)	1.45	1.44	1.47
Net investment income (loss)	(0.10	)(a)(l)	0.83	0.56	(c)	0.70	0.93	0.62
Portfolio turnover	9	(n)	12	21		20	38	21
Net assets at end of period (000 omitted)	$18,224		$23,650	$22,245		$21,051	$26,387	$27,316

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class R3			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$33.96		$30.89	$26.29		$28.07	$28.63	$26.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.36	$0.20	(c)	$0.18	$0.32	$0.24
Net realized and unrealized gain (loss)	(2.14)		3.48	4.66		(1.71)	(0.30)	2.66
Total from investment operations	$(2.12)		$3.84	$4.86		$(1.53)	$0.02	$2.90
Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.26)		$(0.23)	$(0.33)	$(0.15)
From net realized gain	—		(0.53)	—		(0.02)	(0.25)	(0.17)
Total distributions declared to shareholders	$—		$(0.77)	$(0.26)		$(0.25)	$(0.58)	$(0.32)
Net asset value, end of period (x)	$31.84		$33.96	$30.89		$26.29	$28.07	$28.63
Total return (%) (r)(s)(t)(x)	(6.24	)(n)	12.52	18.67	(c)	(5.43)	0.27	11.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.15	1.18	(c)	1.21	1.19	1.23
Expenses after expense reductions (f)	1.10	(a)	1.14	1.17	(c)	1.20	1.19	1.22
Net investment income (loss)	0.10	(a)(l)	1.09	0.72	(c)	0.69	1.17	0.87
Portfolio turnover	9	(n)	12	21		20	38	21
Net assets at end of period (000 omitted)	$33,753		$30,465	$26,234		$27,198	$68,514	$74,279

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class R4			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$34.28		$31.17	$26.52		$28.30	$28.87	$26.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.45	$0.26	(c)	$0.32	$0.42	$0.30
Net realized and unrealized gain (loss)	(2.16)		3.52	4.71		(1.80)	(0.34)	2.68
Total from investment operations	$(2.10)		$3.97	$4.97		$(1.48)	$0.08	$2.98
Less distributions declared to shareholders
From net investment income	$—		$(0.33)	$(0.32)		$(0.28)	$(0.40)	$(0.16)
From net realized gain	—		(0.53)	—		(0.02)	(0.25)	(0.17)
Total distributions declared to shareholders	$—		$(0.86)	$(0.32)		$(0.30)	$(0.65)	$(0.33)
Net asset value, end of period (x)	$32.18		$34.28	$31.17		$26.52	$28.30	$28.87
Total return (%) (r)(s)(t)(x)	(6.13	)(n)	12.81	18.97	(c)	(5.20)	0.52	11.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.90	0.93	(c)	0.96	0.94	0.98
Expenses after expense reductions (f)	0.85	(a)	0.89	0.92	(c)	0.95	0.94	0.97
Net investment income (loss)	0.37	(a)(l)	1.36	0.97	(c)	1.22	1.51	1.10
Portfolio turnover	9	(n)	12	21		20	38	21
Net assets at end of period (000 omitted)	$168,393		$167,066	$124,580		$231,275	$281,024	$240,876

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class R6			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$34.27		$31.15	$26.54		$28.29	$28.87	$26.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.51	$0.34	(c)	$0.37	$0.43	$0.33
Net realized and unrealized gain (loss)	(2.17)		3.49	4.65		(1.81)	(0.33)	2.69
Total from investment operations	$(2.09)		$4.00	$4.99		$(1.44)	$0.10	$3.02
Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.38)		$(0.29)	$(0.43)	$(0.18)
From net realized gain	—		(0.53)	—		(0.02)	(0.25)	(0.17)
Total distributions declared to shareholders	$—		$(0.88)	$(0.38)		$(0.31)	$(0.68)	$(0.35)
Net asset value, end of period (x)	$32.18		$34.27	$31.15		$26.54	$28.29	$28.87
Total return (%) (r)(s)(t)(x)	(6.10	)(n)	12.95	19.08	(c)	(5.05)	0.60	11.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)	0.80	0.82	(c)	0.83	0.83	0.88
Expenses after expense reductions (f)	0.76	(a)	0.79	0.81	(c)	0.82	0.83	0.88
Net investment income (loss)	0.45	(a)(l)	1.53	1.22	(c)	1.41	1.56	1.22
Portfolio turnover	9	(n)	12	21		20	38	21
Net assets at end of period (000 omitted)	$4,650,259		$4,347,824	$2,717,276		$1,973,418	$1,968,676	$1,821,432

See Notes to Financial Statements

23

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International Growth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period. The impact of the fund’s adoption was limited to changes in the fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the impacts being that the fund is no longer required to present the components of

25

Notes to Financial Statements (unaudited) – continued

distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S.

26

Notes to Financial Statements (unaudited) – continued

markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$740,521,090	$413,596,950	$—	$1,154,118,040
Switzerland	321,415,378	594,507,073	—	915,922,451
United Kingdom	155,917,575	558,639,134	—	714,556,709
Japan	602,363,942	63,700,513	—	666,064,455
Germany	567,109,687	69,415,417	—	636,525,104
United States	430,695,054	—	—	430,695,054
China	350,481,037	30,235,533	—	380,716,570
Canada	284,991,750	—	—	284,991,750
Taiwan	240,287,577	—	—	240,287,577
Other Countries	579,452,927	711,853,137	—	1,291,306,064
Mutual Funds	133,030,682	—	—	133,030,682
Total	$4,406,266,699	$2,441,947,757	$—	$6,848,214,456

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates

27

Notes to Financial Statements (unaudited) – continued

prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $175,587,138. The fair value of the fund’s investment securities on loan and a related liability of $48,339,122 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $140,831,196 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business,

28

Notes to Financial Statements (unaudited) – continued

the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, foreign taxes, and redemptions in-kind.

29

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/18
Ordinary income (including any short-term capital gains)	$77,302,229
Long-term capital gains	59,000,853
Total distributions	$136,303,082

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/18
Cost of investments	$5,882,194,379
Gross appreciation	1,277,331,937
Gross depreciation	(311,311,860)
Net unrealized appreciation (depreciation)	$966,020,077

As of 5/31/18
Undistributed ordinary income	82,078,698
Undistributed long-term capital gain	22,822,200
Other temporary differences	(1,088,740)
Net unrealized appreciation (depreciation)	1,546,163,485

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will

30

Notes to Financial Statements (unaudited) – continued

convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 11/30/18	Year ended 5/31/18	Six months ended 11/30/18	Year ended 5/31/18
Class A	$—	$2,239,944	$—	$5,113,832
Class B	—	317	—	125,494
Class C	—	76,074	—	774,071
Class I	—	10,325,750	—	17,440,113
Class R1	—	8,014	—	53,561
Class R2	—	133,567	—	395,121
Class R3	—	205,573	—	446,161
Class R4	—	1,491,266	—	2,428,768
Class R6	—	38,020,550	—	57,024,906
Total	$—	$52,501,055	$—	$83,802,027

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $5 billion	0.70%
In excess of $5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2018, this management fee reduction amounted to $325,687, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2018 was equivalent to an annual effective rate of 0.72% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $68,076 for the six months ended November 30, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

31

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$450,830
Class B	0.75%	0.25%	1.00%	1.00%	30,027
Class C	0.75%	0.25%	1.00%	1.00%	209,389
Class R1	0.75%	0.25%	1.00%	1.00%	17,616
Class R2	0.25%	0.25%	0.50%	0.50%	52,676
Class R3	—	0.25%	0.25%	0.25%	39,953
Total Distribution and Service Fees					$800,491

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2018, this rebate amounted to $1,754, $19, and $112 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2018, were as follows:

Amount
Class A	$6,567
Class B	2,181
Class C	2,527

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2018, the fee was $56,423, which equated to 0.0017% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $953,418.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

32

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2018 was equivalent to an annual effective rate of 0.0090% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $167 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended November 30, 2018. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $1,074 at November 30, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2018, the fee paid by the fund under this agreement was $5,424 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended November 30, 2018, the fund engaged in purchase transactions pursuant to this policy, which amounted to $16,414,360.

(4) Portfolio Securities

For the six months ended November 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $1,511,868,348 and $562,827,532, respectively.

33

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/18		Year ended 5/31/18
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,217,957	$41,020,770	3,043,100	$101,335,570
Class B	5,142	162,987	21,685	675,524
Class C	160,171	4,920,223	405,400	12,268,366
Class I	10,439,810	389,151,798	10,808,888	398,743,612
Class R1	51,018	1,550,677	53,903	1,612,884
Class R2	56,190	1,731,186	206,750	6,299,345
Class R3	344,101	11,491,822	436,448	14,278,342
Class R4	850,814	28,302,748	1,810,487	60,607,479
Class R6	20,427,327	687,917,704	42,872,171	1,417,212,971
	33,552,530	$1,166,249,915	59,658,832	$2,013,034,093

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	203,134	$6,731,877
Class B	—	—	3,920	122,038
Class C	—	—	25,702	778,499
Class I	—	—	696,733	25,674,613
Class R1	—	—	2,071	61,575
Class R2	—	—	15,149	460,085
Class R3	—	—	19,804	651,734
Class R4	—	—	102,635	3,405,424
Class R6	—	—	2,810,722	93,175,447
	—	$—	3,879,870	$131,061,292

Shares reacquired
Class A	(974,712)	$(32,779,090)	(2,977,645)	$(98,524,548)
Class B	(36,757)	(1,152,756)	(88,954)	(2,761,678)
Class C	(185,990)	(5,677,464)	(422,838)	(12,863,371)
Class I	(3,218,027)	(119,455,962)	(18,858,491)	(679,954,253)
Class R1	(39,137)	(1,179,661)	(25,528)	(760,116)
Class R2	(189,896)	(5,861,887)	(245,880)	(7,458,161)
Class R3	(180,949)	(6,069,423)	(408,521)	(13,309,756)
Class R4	(490,894)	(16,697,417)	(1,036,447)	(34,739,277)
Class R6	(2,791,271)	(95,155,171)	(6,025,874)	(199,715,055)
	(8,107,633)	$(284,028,831)	(30,090,178)	$(1,050,086,215)

34

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/18		Year ended 5/31/18
	Shares	Amount	Shares	Amount
Net change
Class A	243,245	$8,241,680	268,589	$9,542,899
Class B	(31,615)	(989,769)	(63,349)	(1,964,116)
Class C	(25,819)	(757,241)	8,264	183,494
Class I	7,221,783	269,695,836	(7,352,870)	(255,536,028)
Class R1	11,881	371,016	30,446	914,343
Class R2	(133,706)	(4,130,701)	(23,981)	(698,731)
Class R3	163,152	5,422,399	47,731	1,620,320
Class R4	359,920	11,605,331	876,675	29,273,626
Class R6	17,636,056	592,762,533	39,657,019	1,310,673,363
	25,444,897	$882,221,084	33,448,524	$1,094,009,170

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 48%, 3%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended November 30, 2018, the fund’s commitment fee and interest expense were $17,654 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

35

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		70,326,042	711,797,362	(697,431,844)	84,691,560

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$5,834	$6,398	$—	$814,096	$84,691,560

(8) Subsequent Event

Effective on or about June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

36

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2018 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2017 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

37

Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2017 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.

38

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2 billion and $5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including

39

Board Review of Investment Advisory Agreement – continued

any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2018.

40

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

41

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

November 30, 2018

     MFS® International Value Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

FGI-SEM

MFS® International Value Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Higher bond yields, international trade friction, and geopolitical uncertainty have contributed to an uptick in market volatility in recent quarters — a departure from the low-volatility environment that prevailed for much of 2017. Against this more challenging backdrop, equity markets in the United States have outperformed most international markets on a relative basis, though returns have been modest year to date on an absolute basis. Global economic growth has become less synchronized over the past few months, with Europe, China, and some emerging markets having shown signs of slowing growth while U.S. growth has remained above average.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains fairly accommodative around the world, with many central banks taking only tentative steps toward tighter policies.

U.S. tax reforms adopted in late 2017 have been welcomed by equity markets while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. With the Republicans losing control of the U.S. House of Representatives, further meaningful U.S. fiscal stimulus appears less likely. A partial U.S. government shutdown, beginning in late 2018, also added to political uncertainty. Globally, inflation remains largely subdued, but tight labor markets and moderate global demand have investors on the lookout for its potential reappearance. Increased U.S. protectionism is also a growing concern, as investors fear trade disputes could dampen business sentiment, leading to even slower global growth. While there has been progress on this front — a NAFTA replacement has been agreed upon between the U.S., Mexico, and Canada; the free trade pact with Korea has been updated; and a negotiating framework with the European Union has been agreed upon — tensions over trade with China remain quite high.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 15, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	4.5%
Givaudan S.A.	3.2%
Henkel AG & Co. KGaA	2.8%
Pernod Ricard S.A.	2.5%
Reckitt Benckiser Group PLC	2.4%
Cadence Design Systems, Inc.	2.4%
Diageo PLC	2.3%
DeutscheWohnen SE	2.2%
Kao Corp.	2.2%
Amadeus IT Group S.A.	2.1%

GICS equity sectors
Consumer Staples	29.9%
Information Technology	21.3%
Industrials	17.0%
Financials	5.7%
Materials	5.5%
Real Estate	5.3%
Health Care	4.9%
Consumer Discretionary	3.0%
Communication Services	1.2%
Energy	0.5%

Issuer country weightings (x)
Japan	20.5%
United States	16.3%
United Kingdom	14.4%
Germany	12.9%
Switzerland	12.0%
France	11.0%
Spain	2.2%
Taiwan	2.1%
Ireland	1.7%
Other Countries	6.9%

Currency exposure weightings (y)
Euro	30.1%
United States Dollar	21.0%
Japanese Yen	16.4%
British Pound Sterling	13.8%
Swiss Franc	12.0%
Taiwan Dollar	2.1%
Canadian Dollar	1.6%
Swedish Krona	0.9%
Australian Dollar	0.9%
Other Currencies	1.2%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)

Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents and Other.

2

Portfolio Composition – continued

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Percentages are based on net assets as of November 30, 2018.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2018 through November 30, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2018 through November 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/18	Ending Account Value 11/30/18	Expenses Paid During Period (p) 6/01/18-11/30/18
A	Actual	0.98%	$1,000.00	$957.83	$4.81
	Hypothetical (h)	0.98%	$1,000.00	$1,020.16	$4.96
B	Actual	1.73%	$1,000.00	$954.41	$8.48
	Hypothetical (h)	1.73%	$1,000.00	$1,016.39	$8.74
C	Actual	1.73%	$1,000.00	$954.27	$8.48
	Hypothetical (h)	1.73%	$1,000.00	$1,016.39	$8.74
I	Actual	0.73%	$1,000.00	$959.14	$3.59
	Hypothetical (h)	0.73%	$1,000.00	$1,021.41	$3.70
R1	Actual	1.73%	$1,000.00	$954.30	$8.48
	Hypothetical (h)	1.73%	$1,000.00	$1,016.39	$8.74
R2	Actual	1.23%	$1,000.00	$956.89	$6.03
	Hypothetical (h)	1.23%	$1,000.00	$1,018.90	$6.23
R3	Actual	0.98%	$1,000.00	$958.00	$4.81
	Hypothetical (h)	0.98%	$1,000.00	$1,020.16	$4.96
R4	Actual	0.73%	$1,000.00	$959.11	$3.59
	Hypothetical (h)	0.73%	$1,000.00	$1,021.41	$3.70
R6	Actual	0.62%	$1,000.00	$959.62	$3.05
	Hypothetical (h)	0.62%	$1,000.00	$1,021.96	$3.14

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

11/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 91.5%
Issuer	Shares/Par	Value ($)
Airlines - 0.6%
Ryanair Holdings PLC	1,859,953	$153,129,931

Alcoholic Beverages - 6.4%
Diageo PLC	17,535,955	$631,777,327
Heineken N.V.	4,584,630	419,476,875
Pernod Ricard S.A. (l)	4,326,237	691,560,039

		$1,742,814,241
Apparel Manufacturers - 0.8%
Compagnie Financiere Richemont S.A.	2,364,475	$153,925,171
LVMH Moet Hennessy Louis Vuitton SE (l)	246,783	71,019,652

		$224,944,823
Automotive - 0.3%
USS Co. Ltd.	3,966,900	$70,381,329

Brokerage & Asset Managers - 0.4%
Daiwa Securities Group, Inc.	10,073,700	$55,822,983
IG Group Holdings PLC	6,448,329	48,602,295

		$104,425,278
Business Services - 9.4%
Brenntag AG	3,254,125	$150,417,545
Bunzl PLC	1,964,846	60,627,397
Compass Group PLC	23,872,195	510,585,573
Experian Group Ltd.	9,367,529	228,451,123
Intertek Group PLC	4,039,888	242,426,329
Nomura Research Institute Ltd.	6,462,118	285,080,446
Rentokil Initial PLC	13,361,961	56,393,052
Secom Co. Ltd.	4,015,600	339,812,832
SGS S.A.	152,183	361,424,795
Sohgo Security Services Co. Ltd.	2,743,500	129,060,389
Thomson Reuters Corp.	4,232,663	213,855,187

		$2,578,134,668
Chemicals - 3.2%
Givaudan S.A.	350,813	$863,820,610

Computer Software - 7.5%
ANSYS, Inc.	2,320,629	$375,988,311
Cadence Design Systems, Inc. (a)(h)	14,635,884	659,200,215

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - continued
Check Point Software Technologies Ltd. (a)	1,431,167	$160,018,782
Dassault Systems S.A.	2,983,245	359,493,664
OBIC Co. Ltd.	3,210,400	277,443,721
SAP AG	1,687,067	173,650,742
Wisetech Global Ltd.	2,200,437	30,329,820

		$2,036,125,255
Computer Software - Systems - 2.2%
Amadeus IT Group S.A.	8,157,937	$586,030,833
Descartes Systems Group, Inc.	934,763	27,529,655

		$613,560,488
Construction - 0.4%
Geberit AG	261,219	$101,944,350

Consumer Products - 10.5%
Colgate-Palmolive Co.	8,952,653	$568,672,519
Kao Corp.	8,104,100	596,697,069
Kobayashi Pharmaceutical Co. Ltd. (h)	4,512,200	314,023,521
KOSE Corp.	501,200	74,750,614
L’Oréal	1,945,687	459,938,781
Reckitt Benckiser Group PLC	7,969,811	663,072,443
ROHTO Pharmaceutical Co. Ltd.	5,656,500	178,642,052

		$2,855,796,999
Containers - 0.8%
Brambles Ltd.	28,012,777	$210,934,219

Electrical Equipment - 5.9%
IMI PLC (h)	19,439,564	$242,021,513
Legrand S.A.	6,577,603	402,855,974
OMRON Corp.	5,717,900	251,352,870
Schneider Electric S.A.	6,373,052	463,775,942
Spectris PLC	5,075,169	155,368,470
Yokogawa Electric Corp.	5,552,300	102,031,430

		$1,617,406,199
Electronics - 8.6%
Analog Devices, Inc.	5,063,926	$465,476,078
DISCO Corp.	350,700	51,130,555
Halma PLC	13,267,825	231,957,643
Hirose Electric Co. Ltd. (h)	2,236,400	235,825,292
Infineon Technologies AG	15,252,553	319,360,915
NVIDIA Corp.	236,734	38,689,438
Samsung Electronics Co. Ltd.	3,183,400	119,516,735

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - continued
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	15,409,364	$579,237,993
Texas Instruments, Inc.	3,162,771	315,802,684

		$2,356,997,333
Engineering - Construction - 0.2%
Wartsila Corp.	3,010,206	$49,004,954

Food & Beverages - 10.3%
Chocoladefabriken Lindt & Sprungli AG	3,400	$23,248,021
Danone S.A.	7,341,351	549,034,259
Ezaki Glico Co. Ltd.	541,900	26,399,216
ITO EN Ltd. (h)	7,216,100	331,197,472
Kerry Group PLC	3,025,285	312,524,489
Nestle S.A.	14,425,616	1,231,802,679
Nissan Foods Holdings Co. Ltd.	1,120,800	72,373,378
Toyo Suisan Kaisha Ltd. (h)	7,974,600	273,278,368

		$2,819,857,882
Insurance - 1.7%
Fairfax Financial Holdings Ltd.	408,630	$193,198,505
Hiscox Ltd.	8,374,448	179,915,508
Jardine Lloyd Thompson Group PLC	4,191,090	100,935,429

		$474,049,442
Machinery & Tools - 3.9%
GEA Group AG	6,530,132	$176,243,495
Misumi Group, Inc.	4,605,100	105,164,160
Nordson Corp.	1,974,855	237,792,291
Schindler Holding AG	510,351	102,167,259
SMC Corp.	517,800	175,526,970
Spirax Sarco Engineering PLC	3,414,425	268,193,098

		$1,065,087,273
Major Banks - 1.8%
Svenska Handelsbanken AB, “A”	22,673,117	$249,677,874
UBS AG	17,426,192	236,449,573

		$486,127,447
Medical Equipment - 2.4%
Dentsply Sirona, Inc.	3,194,375	$120,683,487
Nihon Kohden Corp. (h)	8,370,900	273,975,103
Terumo Corp.	4,395,200	258,837,264

		$653,495,854

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Oil Services - 0.5%
Core Laboratories N.V.	1,498,483	$124,538,922

Other Banks & Diversified Financials - 1.8%
Chiba Bank Ltd.	11,403,000	$74,837,995
DnB NOR A.S.A.	5,715,885	98,511,280
Hachijuni Bank Ltd.	11,186,700	51,343,617
Julius Baer Group Ltd.	1,636,275	66,271,368
Jyske Bank A.S.	1,420,192	55,854,834
Mebuki Financial Group, Inc.	18,838,670	56,923,436
North Pacific Bank Ltd.	16,768,700	48,600,646
Sydbank A.S.	1,883,144	46,446,953

		$498,790,129
Pharmaceuticals - 1.8%
Bayer AG	1,501,852	$109,801,953
Roche Holding AG	222,694	57,754,883
Santen Pharmaceutical Co. Ltd.	19,575,300	335,064,158

		$502,620,994
Printing & Publishing - 0.6%
RELX Group PLC	7,990,091	$166,348,290

Real Estate - 5.3%
Deutsche Wohnen SE	12,552,824	$601,696,077
LEG Immobilien AG	1,704,157	195,918,035
TAG Immobilien AG	6,518,990	156,016,375
Vonovia SE	10,355,201	501,048,113

		$1,454,678,600
Specialty Chemicals - 2.3%
Croda International PLC	1,066,065	$66,511,527
Kansai Paint Co. Ltd.	5,361,600	100,463,579
Sika AG	710,280	87,945,184
Symrise AG	4,590,127	370,509,304

		$625,429,594
Specialty Stores - 0.1%
Esprit Holdings Ltd.	87,914,793	$20,450,527

Telecommunications - Wireless - 1.2%
KDDI Corp.	14,280,600	$335,140,892

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Tobacco - 0.6%
British American Tobacco PLC	1,906,349	$66,500,930
Japan Tobacco, Inc.	4,159,600	103,463,248

		$169,964,178
Total Common Stocks (Identified Cost, $18,251,110,072)		$24,976,000,701

Preferred Stocks - 2.8%
Consumer Products - 2.8%
Henkel AG & Co. KGaA (Identified Cost, $655,069,305)	6,625,058	$764,273,418

Investment Companies (h) - 5.2%
Money Market Funds - 5.2%
MFS Institutional Money Market Portfolio, 2.31% (v) (Identified Cost, $1,422,977,930)	1,423,151,619	$1,423,151,619

Other Assets, Less Liabilities - 0.5%		122,825,647
Net Assets - 100.0%		$27,286,251,385

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $3,752,673,103 and $23,410,752,635, respectively.

(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

JPY	Japanese Yen

Derivative Contracts at 11/30/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	484,685,988	JPY	52,776,245,500	State Street Bank Corp.	2/22/2019	$16,402,553
USD	200,417,593	JPY	21,814,954,000	BNP Paribas S.A.	2/22/2019	6,853,586
USD	484,777,256	JPY	52,776,245,500	Goldman Sachs International	2/22/2019	16,493,821

						$39,749,960

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $643,703,925 of securities on loan (identified cost, $17,328,166,579)	$23,410,752,635
Investments in affiliated issuers, at value (identified cost, $3,000,990,728)	3,752,673,103
Cash	20,746,065
Foreign currency, at value (identified cost, $10,906,340)	10,867,984
Receivables for
Forward foreign currency exchange contracts	39,749,960
Investments sold	134,819
Fund shares sold	29,191,669
Interest and dividends	68,634,143
Total assets	$27,332,750,378
Liabilities
Payables for
Fund shares reacquired	$35,118,618
Payable to affiliates
Investment adviser	911,588
Shareholder servicing costs	9,027,155
Distribution and service fees	102,096
Payable for independent Trustees’ compensation	16,792
Accrued expenses and other liabilities	1,322,744
Total liabilities	$46,498,993
Net assets	$27,286,251,385
Net assets consist of
Paid-in capital	$19,284,878,872
Total distributable earnings (loss)	8,001,372,513
Net assets	$27,286,251,385
Shares of beneficial interest outstanding	651,682,824

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,183,205,610	77,427,428	$41.11
Class B	39,338,597	1,010,243	38.94
Class C	535,184,892	14,409,601	37.14
Class I	10,892,049,865	252,203,064	43.19
Class R1	11,417,229	303,702	37.59
Class R2	306,848,461	7,991,552	38.40
Class R3	1,333,712,752	32,667,675	40.83
Class R4	1,029,776,834	24,946,820	41.28
Class R6	9,954,717,145	240,722,739	41.35

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $43.62 [100 / 94.25 x $41.11]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$184,307,060
Dividends from affiliated issuers	29,983,971
Income on securities loaned	1,843,093
Interest	4,334
Foreign taxes withheld	(16,174,299)
Total investment income	$199,964,159
Expenses
Management fee	$87,778,639
Distribution and service fees	10,193,015
Shareholder servicing costs	10,449,120
Administrative services fee	299,408
Independent Trustees’ compensation	81,066
Custodian fee	1,286,157
Shareholder communications	432,086
Audit and tax fees	39,595
Legal fees	137,169
Miscellaneous	500,976
Total expenses	$111,197,231
Reduction of expenses by investment adviser and distributor	(1,418,525)
Net expenses	$109,778,706
Net investment income (loss)	$90,185,453
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$396,836,893
Affiliated issuers	(7,908,351)
Forward foreign currency exchange contracts	49,095,054
Foreign currency	(1,683,994)
Net realized gain (loss)	$436,339,602
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $5,814,661 decrease in deferred country tax)	$(1,598,904,604)
Affiliated issuers	(116,085,259)
Forward foreign currency exchange contracts	14,340,125
Translation of assets and liabilities in foreign currencies	460,167
Net unrealized gain (loss)	$(1,700,189,571)
Net realized and unrealized gain (loss)	$(1,263,849,969)
Change in net assets from operations	$(1,173,664,516)

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/18 (unaudited)	Year ended 5/31/18
From operations
Net investment income (loss)	$90,185,453	$368,387,204
Net realized gain (loss)	436,339,602	637,581,732
Net unrealized gain (loss)	(1,700,189,571)	1,157,895,758
Change in net assets from operations	$(1,173,664,516)	$2,163,864,694
Total distributions to shareholders (a)	$—	$(779,087,541)
Change in net assets from fund share transactions	$(1,093,537,095)	$800,415,904
Total change in net assets	$(2,267,201,611)	$2,185,193,057
Net assets
At beginning of period	29,553,452,996	27,368,259,939
At end of period (b)	$27,286,251,385	$29,553,452,996

(a)

Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2. For the year ended May 31, 2018, distributions from net investment income and from net realized gain were $469,001,237 and $310,086,304, respectively.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 2. For the year ended May 31, 2018, end of period net assets included undistributed net investment income of $248,278,191.

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/18		Year ended
Class A			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$42.91		$40.88	$35.53		$36.07	$35.33	$30.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.43	$0.30	(c)	$0.50	$0.49	$0.93
Net realized and unrealized gain (loss)	(1.89)		2.67	5.62		0.02	1.33	4.96
Total from investment operations	$(1.80)		$3.10	$5.92		$0.52	$1.82	$5.89
Less distributions declared to shareholders
From net investment income	$—		$(0.61)	$(0.53)		$(0.45)	$(0.69)	$(0.60)
From net realized gain	—		(0.46)	(0.04)		(0.61)	(0.39)	(0.10)
Total distributions declared to shareholders	$—		$(1.07)	$(0.57)		$(1.06)	$(1.08)	$(0.70)
Net asset value, end of period (x)	$41.11		$42.91	$40.88		$35.53	$36.07	$35.33
Total return (%) (r)(s)(t)(x)	(4.19	)(n)	7.60	16.94	(c)	1.60	5.46	19.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	0.98	1.04	(c)	1.10	1.09	1.10
Expenses after expense reductions (f)	0.98	(a)	0.97	1.00	(c)	1.01	1.02	1.08
Net investment income (loss)	0.41	(a)(l)	1.02	0.82	(c)	1.45	1.14	2.80
Portfolio turnover	4	(n)	14	7		14	14	18
Net assets at end of period (000 omitted)	$3,183,206		$3,594,359	$3,927,507		$6,853,902	$6,891,865	$5,775,931

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class B			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$40.80		$38.94	$33.86		$34.42	$33.76	$28.85
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$0.11	$0.09	(c)	$0.22	$0.20	$0.60
Net realized and unrealized gain (loss)	(1.79)		2.53	5.29		0.03	1.29	4.79
Total from investment operations	$(1.86)		$2.64	$5.38		$0.25	$1.49	$5.39
Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.26)		$(0.20)	$(0.44)	$(0.38)
From net realized gain	—		(0.46)	(0.04)		(0.61)	(0.39)	(0.10)
Total distributions declared to shareholders	$—		$(0.78)	$(0.30)		$(0.81)	$(0.83)	$(0.48)
Net asset value, end of period (x)	$38.94		$40.80	$38.94		$33.86	$34.42	$33.76
Total return (%) (r)(s)(t)(x)	(4.56	)(n)	6.79	16.05	(c)	0.85	4.68	18.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	1.73	1.79	(c)	1.85	1.84	1.85
Expenses after expense reductions (f)	1.73	(a)	1.72	1.75	(c)	1.76	1.77	1.83
Net investment income (loss)	(0.34	)(a)(l)	0.27	0.27	(c)	0.67	0.62	1.91
Portfolio turnover	4	(n)	14	7		14	14	18
Net assets at end of period (000 omitted)	$39,339		$46,522	$52,439		$56,474	$61,641	$54,371

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class C			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$38.91		$37.19	$32.36		$32.97	$32.44	$27.81
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$0.11	$0.09	(c)	$0.21	$0.22	$0.69
Net realized and unrealized gain (loss)	(1.70)		2.40	5.06		0.03	1.20	4.50
Total from investment operations	$(1.77)		$2.51	$5.15		$0.24	$1.42	$5.19
Less distributions declared to shareholders
From net investment income	$—		$(0.33)	$(0.28)		$(0.24)	$(0.50)	$(0.46)
From net realized gain	—		(0.46)	(0.04)		(0.61)	(0.39)	(0.10)
Total distributions declared to shareholders	$—		$(0.79)	$(0.32)		$(0.85)	$(0.89)	$(0.56)
Net asset value, end of period (x)	$37.14		$38.91	$37.19		$32.36	$32.97	$32.44
Total return (%) (r)(s)(t)(x)	(4.55	)(n)	6.77	16.07	(c)	0.84	4.67	18.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	1.73	1.79	(c)	1.85	1.84	1.85
Expenses after expense reductions (f)	1.73	(a)	1.72	1.75	(c)	1.76	1.78	1.83
Net investment income (loss)	(0.34	)(a)(l)	0.28	0.26	(c)	0.68	0.70	2.27
Portfolio turnover	4	(n)	14	7		14	14	18
Net assets at end of period (000 omitted)	$535,185		$627,662	$719,227		$811,433	$868,925	$520,228

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class I			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$45.02		$42.85	$37.22		$37.73	$36.90	$31.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.58	$0.53	(c)	$0.62	$0.61	$1.04
Net realized and unrealized gain (loss)	(1.98)		2.77	5.77		0.01	1.38	5.19
Total from investment operations	$(1.83)		$3.35	$6.30		$0.63	$1.99	$6.23
Less distributions declared to shareholders
From net investment income	$—		$(0.72)	$(0.63)		$(0.53)	$(0.77)	$(0.66)
From net realized gain	—		(0.46)	(0.04)		(0.61)	(0.39)	(0.10)
Total distributions declared to shareholders	$—		$(1.18)	$(0.67)		$(1.14)	$(1.16)	$(0.76)
Net asset value, end of period (x)	$43.19		$45.02	$42.85		$37.22	$37.73	$36.90
Total return (%) (r)(s)(t)(x)	(4.06	)(n)	7.85	17.25	(c)	1.84	5.73	20.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)	0.73	0.79	(c)	0.85	0.84	0.85
Expenses after expense reductions (f)	0.73	(a)	0.72	0.75	(c)	0.76	0.78	0.83
Net investment income (loss)	0.65	(a)(l)	1.30	1.39	(c)	1.71	1.67	3.01
Portfolio turnover	4	(n)	14	7		14	14	18
Net assets at end of period (000 omitted)	$10,892,050		$11,680,254	$14,934,283		$12,003,645	$12,254,422	$8,552,022

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class R1			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$39.39		$37.64	$32.77		$33.35	$32.83	$28.10
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$0.12	$0.10	(c)	$0.22	$0.23	$0.66
Net realized and unrealized gain (loss)	(1.73)		2.43	5.11		0.02	1.20	4.60
Total from investment operations	$(1.80)		$2.55	$5.21		$0.24	$1.43	$5.26
Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.30)		$(0.21)	$(0.52)	$(0.43)
From net realized gain	—		(0.46)	(0.04)		(0.61)	(0.39)	(0.10)
Total distributions declared to shareholders	$—		$(0.80)	$(0.34)		$(0.82)	$(0.91)	$(0.53)
Net asset value, end of period (x)	$37.59		$39.39	$37.64		$32.77	$33.35	$32.83
Total return (%) (r)(s)(t)(x)	(4.57	)(n)	6.79	16.08	(c)	0.84	4.65	18.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	1.73	1.79	(c)	1.84	1.84	1.85
Expenses after expense reductions (f)	1.73	(a)	1.72	1.75	(c)	1.76	1.78	1.83
Net investment income (loss)	(0.33	)(a)(l)	0.31	0.29	(c)	0.68	0.73	2.14
Portfolio turnover	4	(n)	14	7		14	14	18
Net assets at end of period (000 omitted)	$11,417		$12,943	$12,813		$12,422	$13,540	$7,362

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class R2			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$40.13		$38.32	$33.36		$33.89	$33.28	$28.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.29	$0.29	(c)	$0.36	$0.37	$0.76
Net realized and unrealized gain (loss)	(1.76)		2.51	5.17		0.05	1.25	4.72
Total from investment operations	$(1.73)		$2.80	$5.46		$0.41	$1.62	$5.48
Less distributions declared to shareholders
From net investment income	$—		$(0.53)	$(0.46)		$(0.33)	$(0.62)	$(0.53)
From net realized gain	—		(0.46)	(0.04)		(0.61)	(0.39)	(0.10)
Total distributions declared to shareholders	$—		$(0.99)	$(0.50)		$(0.94)	$(1.01)	$(0.63)
Net asset value, end of period (x)	$38.40		$40.13	$38.32		$33.36	$33.89	$33.28
Total return (%) (r)(s)(t)(x)	(4.31	)(n)	7.34	16.62	(c)	1.37	5.19	19.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)	1.23	1.29	(c)	1.34	1.34	1.35
Expenses after expense reductions (f)	1.23	(a)	1.22	1.25	(c)	1.26	1.28	1.33
Net investment income (loss)	0.17	(a)(l)	0.74	0.83	(c)	1.10	1.14	2.44
Portfolio turnover	4	(n)	14	7		14	14	18
Net assets at end of period (000 omitted)	$306,848		$358,138	$429,776		$397,056	$495,074	$402,077

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class R3			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$42.62		$40.63	$35.34		$35.88	$35.18	$30.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.45	$0.39	(c)	$0.51	$0.48	$0.92
Net realized and unrealized gain (loss)	(1.88)		2.63	5.49		0.01	1.32	4.95
Total from investment operations	$(1.79)		$3.08	$5.88		$0.52	$1.80	$5.87
Less distributions declared to shareholders
From net investment income	$—		$(0.63)	$(0.55)		$(0.45)	$(0.71)	$(0.60)
From net realized gain	—		(0.46)	(0.04)		(0.61)	(0.39)	(0.10)
Total distributions declared to shareholders	$—		$(1.09)	$(0.59)		$(1.06)	$(1.10)	$(0.70)
Net asset value, end of period (x)	$40.83		$42.62	$40.63		$35.34	$35.88	$35.18
Total return (%) (r)(s)(t)(x)	(4.20	)(n)	7.61	16.93	(c)	1.62	5.45	19.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	0.98	1.04	(c)	1.10	1.09	1.10
Expenses after expense reductions (f)	0.98	(a)	0.97	1.00	(c)	1.01	1.03	1.08
Net investment income (loss)	0.41	(a)(l)	1.06	1.08	(c)	1.47	1.38	2.79
Portfolio turnover	4	(n)	14	7		14	14	18
Net assets at end of period (000 omitted)	$1,333,713		$1,450,342	$1,406,181		$1,165,637	$1,056,939	$540,587

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class R4			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$43.03		$41.01	$35.66		$36.19	$35.45	$30.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.55	$0.49	(c)	$0.60	$0.58	$0.98
Net realized and unrealized gain (loss)	(1.89)		2.66	5.53		0.02	1.32	5.01
Total from investment operations	$(1.75)		$3.21	$6.02		$0.62	$1.90	$5.99
Less distributions declared to shareholders
From net investment income	$—		$(0.73)	$(0.63)		$(0.54)	$(0.77)	$(0.66)
From net realized gain	—		(0.46)	(0.04)		(0.61)	(0.39)	(0.10)
Total distributions declared to shareholders	$—		$(1.19)	$(0.67)		$(1.15)	$(1.16)	$(0.76)
Net asset value, end of period (x)	$41.28		$43.03	$41.01		$35.66	$36.19	$35.45
Total return (%) (r)(s)(t)(x)	(4.07	)(n)	7.85	17.23	(c)	1.87	5.71	20.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)	0.73	0.79	(c)	0.85	0.84	0.85
Expenses after expense reductions (f)	0.73	(a)	0.72	0.75	(c)	0.76	0.78	0.83
Net investment income (loss)	0.66	(a)(l)	1.30	1.32	(c)	1.74	1.65	2.97
Portfolio turnover	4	(n)	14	7		14	14	18
Net assets at end of period (000 omitted)	$1,029,777		$1,157,723	$1,134,929		$1,077,352	$1,011,136	$821,266

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class R6			5/31/18	5/31/17		5/31/16	5/31/15	5/31/14
	(unaudited)
Net asset value, beginning of period	$43.09		$41.06	$35.70		$36.23	$35.48	$30.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.62	$0.55	(c)	$0.64	$0.60	$0.99
Net realized and unrealized gain (loss)	(1.90)		2.64	5.52		0.01	1.34	5.02
Total from investment operations	$(1.74)		$3.26	$6.07		$0.65	$1.94	$6.01
Less distributions declared to shareholders
From net investment income	$—		$(0.77)	$(0.67)		$(0.57)	$(0.80)	$(0.68)
From net realized gain	—		(0.46)	(0.04)		(0.61)	(0.39)	(0.10)
Total distributions declared to shareholders	$—		$(1.23)	$(0.71)		$(1.18)	$(1.19)	$(0.78)
Net asset value, end of period (x)	$41.35		$43.09	$41.06		$35.70	$36.23	$35.48
Total return (%) (r)(s)(t)(x)	(4.04	)(n)	7.97	17.37	(c)	1.97	5.82	20.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	(a)	0.63	0.69	(c)	0.74	0.75	0.76
Expenses after expense reductions (f)	0.62	(a)	0.62	0.65	(c)	0.66	0.68	0.74
Net investment income (loss)	0.76	(a)(l)	1.46	1.49	(c)	1.85	1.72	3.01
Portfolio turnover	4	(n)	14	7		14	14	18
Net assets at end of period (000 omitted)	$9,954,717		$10,625,510	$4,751,104		$3,485,253	$3,110,412	$2,337,079

See Notes to Financial Statements

23

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period. The impact of the fund’s adoption was limited to changes in the fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the impacts being that the fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination

25

Notes to Financial Statements (unaudited) – continued

of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets.

26

Notes to Financial Statements (unaudited) – continued

Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of November 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$4,864,601,913	$720,042,692	$—	$5,584,644,605
United Kingdom	1,238,344,738	2,681,343,208	—	3,919,687,946
Germany	3,017,887,861	501,048,113	—	3,518,935,974
Switzerland	1,111,687,935	2,175,065,957	—	3,286,753,892
France	2,107,226,214	890,452,097	—	2,997,678,311
United States	2,906,843,945	—	—	2,906,843,945
Spain	—	586,030,833	—	586,030,833
Taiwan	579,237,993	—	—	579,237,993
Ireland	465,654,419	—	—	465,654,419
Other Countries	1,379,659,312	515,146,889	—	1,894,806,201
Mutual Funds	1,423,151,619	—	—	1,423,151,619
Total	$19,094,295,949	$8,069,129,789	$—	$27,163,425,738

Other Financial Instruments
Forward Foreign Currency
Exchange Contracts – Assets	$—	$39,749,960	$—	$39,749,960

For further information regarding security characteristics, see the Portfolio of Investments.

27

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2018 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$39,749,960

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended November 30, 2018 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts
Interest Rate	$49,095,054

28

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended November 30, 2018 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts
Interest Rate	$14,340,125

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive

29

Notes to Financial Statements (unaudited) – continued

from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $643,703,925. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $682,578,928 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon

30

Notes to Financial Statements (unaudited) – continued

investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net

31

Notes to Financial Statements (unaudited) – continued

asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, derivative transactions, foreign taxes, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/18
Ordinary income (including any short-term capital gains)	$481,331,601
Long-term capital gains	297,755,940
Total distributions	$779,087,541

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/18
Cost of investments	$20,389,632,366
Gross appreciation	7,509,597,970
Gross depreciation	(735,804,598)
Net unrealized appreciation (depreciation)	$6,773,793,372

As of 5/31/18
Undistributed ordinary income	281,319,580
Undistributed long-term capital gain	415,392,760
Post-October capital loss deferral	(834,976)
Other temporary differences	(9,623,572)
Net unrealized appreciation (depreciation)	8,488,783,237

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s

32

Notes to Financial Statements (unaudited) – continued

distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 11/30/18	Year ended 5/31/18	Six months ended 11/30/18	Year ended 5/31/18
Class A	$—	$53,656,103	$—	$41,202,153
Class B	—	393,509	—	573,958
Class C	—	5,834,216	—	8,148,171
Class I	—	193,135,923	—	124,449,195
Class R1	—	110,347	—	150,620
Class R2	—	5,602,282	—	4,879,748
Class R3	—	21,555,917	—	15,922,615
Class R4	—	19,514,280	—	12,476,032
Class R6	—	169,198,660	—	102,283,812
Total	$—	$469,001,237	$—	$310,086,304

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period June 1, 2018 through July 31, 2018, the management fee was computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $10 billion	0.70%
In excess of $10 billion and up to $15 billion	0.65%
In excess of $15 billion and up to $20 billion	0.55%
In excess of $20 billion and up to $25 billion	0.50%
In excess of $25 billion and up to $30 billion	0.45%
In excess of $30 billion	0.43%

Effective August 1, 2018, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $10 billion	0.70%
In excess of $10 billion and up to $15 billion	0.65%
In excess of $15 billion and up to $20 billion	0.55%
In excess of $20 billion and up to $25 billion	0.50%
In excess of $25 billion and up to $30 billion	0.45%
In excess of $30 billion and up to $35 billion	0.43%
In excess of $35 billion	0.41%

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2018, this management fee

33

Notes to Financial Statements (unaudited) – continued

reduction amounted to $1,414,205, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2018 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $26,659 for the six months ended November 30, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$4,323,106
Class B	0.75%	0.25%	1.00%	1.00%	219,344
Class C	0.75%	0.25%	1.00%	1.00%	2,964,987
Class R1	0.75%	0.25%	1.00%	1.00%	61,452
Class R2	0.25%	0.25%	0.50%	0.50%	846,946
Class R3	—	0.25%	0.25%	0.25%	1,777,180
Total Distribution and Service Fees					$10,193,015

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2018, this rebate amounted to $3,993, $21, $288, $1 and $17 for Class A, Class B, Class C, Class R2, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2018, were as follows:

Amount
Class A	$1,560
Class B	13,901
Class C	5,755

34

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2018, the fee was $311,328, which equated to 0.0022% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $10,137,792.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2018 was equivalent to an annual effective rate of 0.0021% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $79 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended November 30, 2018. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $473 at November 30, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2018, the fee paid by the fund under this agreement was $24,837 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

35

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended November 30, 2018, the fund engaged in sale transactions pursuant to this policy, which amounted to $1,811,378. The sales transactions resulted in net realized gains (losses) of $404,408.

(4) Portfolio Securities

For the six months ended November 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $1,004,027,375 and $1,577,773,464, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/18		Year ended 5/31/18
	Shares	Amount	Shares	Amount
Shares sold
Class A	7,150,239	$301,310,889	12,713,940	$538,910,568
Class B	5,043	205,528	34,499	1,383,660
Class C	129,392	5,026,219	798,020	30,734,115
Class I	17,075,232	763,684,844	54,512,581	2,421,234,156
Class R1	29,683	1,148,201	66,800	2,620,276
Class R2	541,983	21,615,351	1,977,719	78,585,697
Class R3	2,741,373	115,751,507	7,395,644	311,572,565
Class R4	2,153,979	92,028,960	8,194,545	347,962,280
Class R6	23,447,733	1,007,256,138	153,796,835	6,470,086,986
	53,274,657	$2,308,027,637	239,490,583	$10,203,090,303

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	1,993,229	$85,051,070
Class B	—	—	22,479	915,113
Class C	—	—	324,748	12,609,973
Class I	—	—	6,437,630	287,890,818
Class R1	—	—	6,640	260,967
Class R2	—	—	242,576	9,690,894
Class R3	—	—	884,318	37,477,417
Class R4	—	—	675,061	28,852,121
Class R6	—	—	6,141,808	262,746,547
	—	$—	16,728,489	$725,494,920

36

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/18		Year ended 5/31/18
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(13,483,037)	$(569,752,606)	(27,013,380)	$(1,149,678,220)
Class B	(135,094)	(5,457,463)	(263,386)	(10,645,896)
Class C	(1,849,601)	(71,464,851)	(4,333,665)	(166,388,979)
Class I	(24,305,364)	(1,089,113,403)	(150,064,075)	(6,591,302,864)
Class R1	(54,570)	(2,122,683)	(85,279)	(3,326,538)
Class R2	(1,475,371)	(58,863,739)	(4,509,885)	(180,405,714)
Class R3	(4,107,219)	(174,009,127)	(8,856,714)	(373,943,967)
Class R4	(4,110,262)	(177,475,985)	(9,642,315)	(411,102,853)
Class R6	(29,319,533)	(1,253,304,875)	(29,065,786)	(1,241,374,288)
	(78,840,051)	$(3,401,564,732)	(233,834,485)	$(10,128,169,319)

Net change
Class A	(6,332,798)	$(268,441,717)	(12,306,211)	$(525,716,582)
Class B	(130,051)	(5,251,935)	(206,408)	(8,347,123)
Class C	(1,720,209)	(66,438,632)	(3,210,897)	(123,044,891)
Class I	(7,230,132)	(325,428,559)	(89,113,864)	(3,882,177,890)
Class R1	(24,887)	(974,482)	(11,839)	(445,295)
Class R2	(933,388)	(37,248,388)	(2,289,590)	(92,129,123)
Class R3	(1,365,846)	(58,257,620)	(576,752)	(24,893,985)
Class R4	(1,956,283)	(85,447,025)	(772,709)	(34,288,452)
Class R6	(5,871,800)	(246,048,737)	130,872,857	5,491,459,245
	(25,565,394)	$(1,093,537,095)	22,384,587	$800,415,904

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective at the close of business on May 29, 2015, the fund is closed to new investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 12% of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for

37

Notes to Financial Statements (unaudited) – continued

temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended November 30, 2018, the fund’s commitment fee and interest expense were $86,588 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Cadence Design Systems, Inc.	14,635,884	—	—	14,635,884
Hirose Electric Co. Ltd.	1,979,600	256,800	—	2,236,400
IMI PLC	19,439,564	—	—	19,439,564
ITO EN Ltd.	7,216,100	—	—	7,216,100
Kobayashi Pharmaceutical Co. Ltd.	4,512,200	—	—	4,512,200
MFS Institutional Money Market Portfolio	1,762,223,830	1,114,712,788	(1,453,784,999)	1,423,151,619
Nihon Kohden Corp.	8,370,900	—	—	8,370,900
Spectris PLC*	6,039,759	—	(964,590)	5,075,169
Toyo Suisan Kaisha Ltd.	7,574,200	400,400	—	7,974,600

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
Cadence Design Systems, Inc.	$—	$37,906,940	$—	$—	$659,200,215
Hirose Electric Co. Ltd.	—	(48,040,822)	—	1,896,875	235,825,292
IMI PLC	—	(57,745,641)	—	3,652,309	242,021,513
ITO EN Ltd.	—	35,714,773	—	1,153,825	331,197,472
Kobayashi Pharmaceutical Co. Ltd.	—	(82,486,783)	—	1,141,604	314,023,521
MFS Institutional Money Market Portfolio	8,349	142,040	—	17,718,214	1,423,151,619
Nihon Kohden Corp.	—	41,589,039	—	1,136,321	273,975,103
Spectris PLC*	(7,916,700)	(31,567,309)	—	1,374,485	—
Toyo Suisan Kaisha Ltd.	—	(11,597,496)	—	1,910,338	273,278,368
	$(7,908,351)	$(116,085,259)	$—	$29,983,971	$3,752,673,103

*	No longer considered an affiliated issuer as of period end.

38

Notes to Financial Statements (unaudited) – continued

(8) Subsequent Event

Effective on or about June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

39

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2018 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2017 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

40

Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2017 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.

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Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2 billion, $10 billion, $15 billion, $20 billion, $25 billion and $30 billion. They also noted that MFS has agreed to implement an additional contractual breakpoint that reduces its advisory fee rate on the Fund’s average daily net assets over $35 billion effective August 1, 2018. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

42

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2018.

43

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

44

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

November 30, 2018

     MFS® Managed Wealth Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MGW-SEM

MFS® Managed Wealth Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Higher bond yields, international trade friction, and geopolitical uncertainty have contributed to an uptick in market volatility in recent quarters — a departure from the low-volatility environment that prevailed for much of 2017. Against this more challenging backdrop, equity markets in the United States have outperformed most international markets on a relative basis, though returns have been modest year to date on an absolute basis. Global economic growth has become less synchronized over the past few months, with Europe, China, and some emerging markets having shown signs of slowing growth while U.S. growth has remained above average.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains fairly accommodative around the world, with many central banks taking only tentative steps toward tighter policies.

U.S. tax reforms adopted in late 2017 have been welcomed by equity markets while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. With the Republicans losing control of the U.S. House of Representatives, further meaningful U.S. fiscal stimulus appears less likely. A partial U.S. government shutdown, beginning in late 2018, also added to political uncertainty. Globally, inflation remains largely subdued, but tight labor markets and moderate global demand have investors on the lookout for its potential reappearance. Increased U.S. protectionism is also a growing concern, as investors fear trade disputes could dampen business sentiment, leading to even slower global growth. While there has been progress on this front — a NAFTA replacement has been agreed upon between the U.S., Mexico, and Canada; the free trade pact with Korea has been updated; and a negotiating framework with the European Union has been agreed upon — tensions over trade with China remain quite high.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 15, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Value Fund	30.3%
	MFS Institutional International Equity Fund	29.7%
	MFS Growth Fund	29.7%
Market Exposure Overlay	Mini MSCI EAFE Index Future DEC 21 18		(21.3)%
	Russell 1000 Growth Index Future DEC 21 18		(21.4)%
	Russell 1000 Value Index Future DEC 21 18		(21.8)%
Net Equity Exposure				25.2%
	Standard & Poors 500 Index Option 2425.00 PUT DEC 21 18		0.1%
	Standard & Poors 500 Index Option 2550.00 PUT DEC 21 18		(0.2)%
	Standard & Poors 500 Index Option 2425.00 PUT MAR 15 19		(0.6)%
Standard & Poors 500 Index Option PUT(s)				(0.7)%
	Russell 2000 Index Option 1350.00 PUT DEC 21 18		(0.1)%
	Russell 2000 Index Option 1420.00 PUT DEC 21 18		(0.4)%
	Russell 2000 Index Option 1350.00 PUT MAR 15 19		(0.8)%
Russell 2000 Index Option PUT(s)				(1.3)%
Downside Hedge(s)				(2.0)%
	Standard & Poors 500 Index Option 2950.00 CALL DEC 21 18		0.9%
Other Market Exposure(s)				0.9%
Net Equivalent Equity Exposure		89.7%	(65.6)%	24.1%
Limited Maturity U.S. Treasury Notes				3.0%
Cash	Cash & Cash Equivalent (d)			7.3%
	Other (e)			65.6%
Total Net Exposure Summary				100.0%

2

Portfolio Composition – continued

Top ten holdings (c)(i)
Microsoft Corp.	2.0%
Amazon.com, Inc.	1.8%
Nestle S.A.	1.6%
JPMorgan Chase & Co.	1.4%
Medtronic PLC	1.4%
Visa, Inc., “A”	1.4%
Adobe Systems, Inc.	1.2%
Mini MSCI EAFE Index Future DEC 21 18	(21.3)%
Russell 1000 Growth Index Future DEC 21 18	(21.4)%
Russell 1000 Value Index Future DEC 21 18	(21.8)%

(a)

Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.

(b)

Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.

(c)

For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.

(d)

Cash & Cash Equivalents includes any cash, investments in money market funds, short term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

(e)

Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions, including payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.

(i)	For purposes of this presentation, the components include a look-through to the individual holdings within the underlying affiliated funds.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of November 30, 2018.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2018 through November 30, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2018 through November 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/18	Ending Account Value 11/30/18	Expenses Paid During Period (p) 6/01/18-11/30/18
A	Actual	0.70%	$1,000.00	$1,007.72	$3.52
	Hypothetical (h)	0.70%	$1,000.00	$1,021.56	$3.55
B	Actual	1.64%	$1,000.00	$1,002.94	$8.23
	Hypothetical (h)	1.64%	$1,000.00	$1,016.85	$8.29
C	Actual	1.64%	$1,000.00	$1,002.96	$8.23
	Hypothetical (h)	1.64%	$1,000.00	$1,016.85	$8.29
I	Actual	0.64%	$1,000.00	$1,008.66	$3.22
	Hypothetical (h)	0.64%	$1,000.00	$1,021.86	$3.24
R1	Actual	1.64%	$1,000.00	$1,002.94	$8.23
	Hypothetical (h)	1.64%	$1,000.00	$1,016.85	$8.29
R2	Actual	1.14%	$1,000.00	$1,004.84	$5.73
	Hypothetical (h)	1.14%	$1,000.00	$1,019.35	$5.77
R3	Actual	0.89%	$1,000.00	$1,006.75	$4.48
	Hypothetical (h)	0.89%	$1,000.00	$1,020.61	$4.51
R4	Actual	0.64%	$1,000.00	$1,007.70	$3.22
	Hypothetical (h)	0.64%	$1,000.00	$1,021.86	$3.24
R6	Actual	0.64%	$1,000.00	$1,007.70	$3.22
	Hypothetical (h)	0.64%	$1,000.00	$1,021.86	$3.24

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.20%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

11/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 3.0%
Issuer	Shares/Par	Value ($)
U.S. Treasury Obligations - 3.0%
U.S. Treasury Notes, 1.625%, 3/31/2019 (f)	$150,000	$149,555
U.S. Treasury Notes, 1.625%, 6/30/2019 (f)	150,000	149,162
U.S. Treasury Notes, 1.75%, 9/30/2019 (f)	150,000	148,828
U.S. Treasury Notes, 1.875%, 12/31/2019 (f)	150,000	148,576
U.S. Treasury Notes, 1.625%, 3/15/2020 (f)	150,000	147,791
U.S. Treasury Notes, 1.875%, 6/30/2020 (f)	150,000	147,826
Total Bonds (Identified Cost, $894,112)		$891,738

Investment Companies (h) - 97.3%
International Stock Funds - 29.7%
MFS Institutional International Equity Fund	379,495	$9,005,427

U.S. Stock Funds - 60.0%
MFS Growth Fund - Class R6	85,200	$9,025,210
MFS Value Fund - Class R6	228,009	9,161,397

		$18,186,607
Money Market Funds - 7.6%
MFS Institutional Money Market Portfolio, 2.31% (v)	2,313,120	$2,313,120
Total Investment Companies (Identified Cost, $24,792,423)		$29,505,154

Underlying/Expiration Date/Exercise Price	Put/ Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options - 0.1%
Market Index Securities - 0.1%
Russell 2000 Index - December 2018 @ $1,420	Put	Exchange traded	$1,073,286	7	$3,108
Russell 2000 Index - December 2018 @ $1,350	Put	Exchange traded	1,379,940	9	1,080
Russell 2000 Index - March 2019 @ $1,350	Put	Exchange traded	1,686,593	11	16,170
S&P 500 Index - December 2018 @ $2,550	Put	Exchange traded	828,051	3	1,665
S&P 500 Index - December 2018 @ $2,950	Call	Exchange traded	8,832,544	32	3,520

6

Portfolio of Investments (unaudited) – continued

Underlying/Expiration Date/Exercise Price	Put/ Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options - continued
Market Index Securities - continued
S&P 500 Index - March 2019 @ $2,425	Put	Exchange traded	$1,380,085	5	$12,425
Total Purchased Options (Premiums Paid, $104,701)					$37,968

Written Options (see table below) - 0.0%
(Premiums Received $(1,251))					$(525)

Other Assets, Less Liabilities - (0.4)%					(111,959)
Net Assets - 100.0%					$30,322,376

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $29,505,154 and $929,706, respectively.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Derivative Contracts at 11/30/18

Written Options

Underlying	Put/ Call	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
S&P 500 Index	Put	Goldman Sachs International	3	$828,051	$2,425	December - 2018	$(525)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Mini MSCI EAFE Index	Short	USD	71	$6,447,865	December - 2018	$399,764
Russell 1000 Mini Growth Index	Short	USD	90	6,480,900	December - 2018	496,937
Russell 1000 Mini Value Index	Short	USD	109	6,608,125	December - 2018	179,720

						$1,076,421

At November 30, 2018, the fund had liquid securities with an aggregate value of $884,795 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $998,813)	$929,706
Investments in affiliated issuers, at value (identified cost, $24,792,423)	29,505,154
Receivables for
Investments sold	278
Fund shares sold	240,390
Interest	4,755
Receivable from investment adviser	15,708
Receivable from distributor	2,357
Total assets	$30,698,348
Liabilities
Payables for
Daily variation margin on open futures contracts	$67,779
Investments purchased	240,084
Fund shares reacquired	2,096
Written options outstanding (premiums received $1,251)	525
Payable to affiliates
Shareholder servicing costs	2,951
Payable for independent Trustees’ compensation	81
Accrued expenses and other liabilities	62,456
Total liabilities	$375,972
Net assets	$30,322,376
Net assets consist of
Paid-in capital	$30,158,125
Total distributable earnings (loss)	164,251
Net assets	$30,322,376
Shares of beneficial interest outstanding	2,899,202

8

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$7,575,813	725,034	$10.45
Class B	89,027	8,711	10.22
Class C	757,128	74,413	10.17
Class I	17,208,388	1,642,853	10.47
Class R1	53,014	5,187	10.22
Class R2	53,922	5,194	10.38
Class R3	54,328	5,203	10.44
Class R4	54,748	5,228	10.47
Class R6	4,476,008	427,379	10.47

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.09 [100 / 94.25 x $10.45]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends from affiliated issuers	$121,328
Interest	9,792
Total investment income	$131,120
Expenses
Management fee	$49,422
Distribution and service fees	13,209
Shareholder servicing costs	2,346
Administrative services fee	8,775
Independent Trustees’ compensation	483
Custodian fee	19,903
Shareholder communications	4,878
Audit and tax fees	24,370
Legal fees	113
Registration fees	58,987
Miscellaneous	13,440
Total expenses	$195,926
Reduction of expenses by investment adviser and distributor	(98,697)
Net expenses	$97,229
Net investment income (loss)	$33,891
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(66,318)
Affiliated issuers	4,423
Capital gain distributions from underlying affiliated funds	13,554
Written options	7,885
Futures contracts	(82,770)
Net realized gain (loss)	$(123,226)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(29,841)
Affiliated issuers	(340,573)
Written options	726
Futures contracts	635,793
Net unrealized gain (loss)	$266,105
Net realized and unrealized gain (loss)	$142,879
Change in net assets from operations	$176,770

See Notes to Financial Statements

10

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/18 (unaudited)	Year ended 5/31/18
From operations
Net investment income (loss)	$33,891	$126,912
Net realized gain (loss)	(123,226)	(1,678,992)
Net unrealized gain (loss)	266,105	2,285,403
Change in net assets from operations	$176,770	$733,323
Total distributions to shareholders (a)	$—	$(195,007)
Change in net assets from fund share transactions	$5,258,778	$400,564
Total change in net assets	$5,435,548	$938,880
Net assets
At beginning of period	24,886,828	23,947,948
At end of period (b)	$30,322,376	$24,886,828

(a)

Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2. For the year ended May 31, 2018, distributions from net investment income were $195,007.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 2. For the year ended May 31, 2018, end of period net assets included undistributed net investment income of $123,688.

See Notes to Financial Statements

11

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/18		Year ended
Class A			5/31/18	5/31/17	5/31/16	5/31/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.37		$10.14	$10.00	$10.17	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.04	$0.05	$0.02	$0.05
Net realized and unrealized gain (loss)	0.07		0.27	0.34	(0.08)	0.19
Total from investment operations	$0.08		$0.31	$0.39	$(0.06)	$0.24
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$—	$(0.05)	$(0.07)
From net realized gain	—		—	(0.25)	(0.06)	—
From tax return of capital	—		—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.08)	$(0.25)	$(0.11)	$(0.07)
Net asset value, end of period (x)	$10.45		$10.37	$10.14	$10.00	$10.17
Total return (%) (r)(s)(t)(x)	0.77	(n)	3.08	4.09	(0.59)	2.46	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.54	(a)	1.73	1.14	0.99	1.35	(a)
Expenses after expense reductions (f)(h)	0.70	(a)	0.75	0.83	0.83	0.73	(a)
Net investment income (loss)	0.18	(a)(l)	0.41	0.48	0.20	0.51	(a)
Portfolio turnover	1	(n)	18	5	26	0	(n)(u)
Net assets at end of period (000 omitted)	$7,576		$4,698	$4,842	$6,319	$2,418

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class B			5/31/18	5/31/17	5/31/16	5/31/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.19		$9.98	$9.92	$10.13	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$(0.04)	$(0.04)	$(0.07)	$(0.04)
Net realized and unrealized gain (loss)	0.06		0.25	0.35	(0.08)	0.19
Total from investment operations	$0.03		$0.21	$0.31	$(0.15)	$0.15
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$(0.02)
From net realized gain	—		—	(0.25)	(0.06)	—
From tax return of capital	—		—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$—	$(0.25)	$(0.06)	$(0.02)
Net asset value, end of period (x)	$10.22		$10.19	$9.98	$9.92	$10.13
Total return (%) (r)(s)(t)(x)	0.29	(n)	2.10	3.30	(1.48)	1.55	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.29	(a)	2.49	1.90	1.74	2.21	(a)
Expenses after expense reductions (f)(h)	1.64	(a)	1.64	1.66	1.66	1.66	(a)
Net investment income (loss)	(0.68	)(a)(l)	(0.42)	(0.42)	(0.71)	(0.43	)(a)
Portfolio turnover	1	(n)	18	5	26	0	(n)(u)
Net assets at end of period (000 omitted)	$89		$89	$62	$68	$111

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class C			5/31/18	5/31/17	5/31/16	5/31/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.15		$9.93	$9.88	$10.09	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$(0.04)	$(0.03)	$(0.06)	$(0.08)
Net realized and unrealized gain (loss)	0.05		0.26	0.33	(0.08)	0.23	(g)
Total from investment operations	$0.02		$0.22	$0.30	$(0.14)	$0.15
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.01)	$(0.06)
From net realized gain	—		—	(0.25)	(0.06)	—
From tax return of capital	—		—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$—	$(0.25)	$(0.07)	$(0.06)
Net asset value, end of period (x)	$10.17		$10.15	$9.93	$9.88	$10.09
Total return (%) (r)(s)(t)(x)	0.20	(n)	2.22	3.22	(1.40)	1.53	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.30	(a)	2.47	1.87	1.74	2.05	(a)
Expenses after expense reductions (f)(h)	1.64	(a)	1.65	1.66	1.66	1.66	(a)
Net investment income (loss)	(0.65	)(a)(l)	(0.40)	(0.28)	(0.60)	(0.90	)(a)
Portfolio turnover	1	(n)	18	5	26	0	(n)(u)
Net assets at end of period (000 omitted)	$757		$905	$1,668	$3,618	$960

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class I			5/31/18	5/31/17	5/31/16	5/31/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.39		$10.17	$10.01	$10.17	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.08	$0.06	$0.05	$0.05
Net realized and unrealized gain (loss)	0.06		0.24	0.35	(0.09)	0.20
Total from investment operations	$0.08		$0.32	$0.41	$(0.04)	$0.25
Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$—	$(0.06)	$(0.08)
From net realized gain	—		—	(0.25)	(0.06)	—
From tax return of capital	—		—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.10)	$(0.25)	$(0.12)	$(0.08)
Net asset value, end of period (x)	$10.47		$10.39	$10.17	$10.01	$10.17
Total return (%) (r)(s)(t)(x)	0.77	(n)	3.12	4.28	(0.41)	2.47	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.30	(a)	1.48	0.87	0.74	1.17	(a)
Expenses after expense reductions (f)(h)	0.64	(a)	0.65	0.66	0.66	0.66	(a)
Net investment income (loss)	0.30	(a)(l)	0.73	0.65	0.51	0.59	(a)
Portfolio turnover	1	(n)	18	5	26	0	(n)(u)
Net assets at end of period (000 omitted)	$17,208		$14,632	$17,167	$50,757	$32,990

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class R1			5/31/18	5/31/17	5/31/16	5/31/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.19		$9.98	$9.92	$10.13	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$(0.04)	$(0.04)	$(0.07)	$(0.04)
Net realized and unrealized gain (loss)	0.07		0.25	0.35	(0.08)	0.19
Total from investment operations	$0.03		$0.21	$0.31	$(0.15)	$0.15
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$(0.02)
From net realized gain	—		—	(0.25)	(0.06)	—
From tax return of capital	—		—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$—	$(0.25)	$(0.06)	$(0.02)
Net asset value, end of period (x)	$10.22		$10.19	$9.98	$9.92	$10.13
Total return (%) (r)(s)(t)(x)	0.29	(n)	2.10	3.30	(1.48)	1.55	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.29	(a)	2.48	1.90	1.74	2.22	(a)
Expenses after expense reductions (f)(h)	1.64	(a)	1.65	1.66	1.66	1.66	(a)
Net investment income (loss)	(0.68	)(a)(l)	(0.36)	(0.42)	(0.71)	(0.40	)(a)
Portfolio turnover	1	(n)	18	5	26	0	(n)(u)
Net assets at end of period (000 omitted)	$53		$53	$52	$50	$102

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class R2			5/31/18	5/31/17	5/31/16	5/31/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.33		$10.11	$10.00	$10.15	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.01	$0.01	$(0.02)	$0.01
Net realized and unrealized gain (loss)	0.06		0.26	0.35	(0.07)	0.19
Total from investment operations	$0.05		$0.27	$0.36	$(0.09)	$0.20
Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$—	$—	$(0.05)
From net realized gain	—		—	(0.25)	(0.06)	—
From tax return of capital	—		—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.05)	$(0.25)	$(0.06)	$(0.05)
Net asset value, end of period (x)	$10.38		$10.33	$10.11	$10.00	$10.15
Total return (%) (r)(s)(t)(x)	0.48	(n)	2.66	3.78	(0.89)	2.01	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.80	(a)	1.98	1.40	1.24	1.72	(a)
Expenses after expense reductions (f)(h)	1.14	(a)	1.15	1.16	1.16	1.16	(a)
Net investment income (loss)	(0.18	)(a)(l)	0.13	0.08	(0.22)	0.10	(a)
Portfolio turnover	1	(n)	18	5	26	0	(n)(u)
Net assets at end of period (000 omitted)	$54		$54	$52	$50	$102

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class R3			5/31/18	5/31/17	5/31/16	5/31/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.37		$10.15	$10.01	$10.16	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.04	$0.03	$0.00 (w)	$0.03
Net realized and unrealized gain (loss)	0.07		0.25	0.36	(0.07)	0.19
Total from investment operations	$0.07		$0.29	$0.39	$(0.07)	$0.22
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$—	$(0.02)	$(0.06)
From net realized gain	—		—	(0.25)	(0.06)	—
From tax return of capital	—		—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.07)	$(0.25)	$(0.08)	$(0.06)
Net asset value, end of period (x)	$10.44		$10.37	$10.15	$10.01	$10.16
Total return (%) (r)(s)(t)(x)	0.68	(n)	2.90	4.08	(0.74)	2.24	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.54	(a)	1.73	1.15	0.99	1.47	(a)
Expenses after expense reductions (f)(h)	0.89	(a)	0.90	0.91	0.91	0.91	(a)
Net investment income (loss)	0.07	(a)(l)	0.38	0.33	0.03	0.35	(a)
Portfolio turnover	1	(n)	18	5	26	0	(n)(u)
Net assets at end of period (000 omitted)	$54		$54	$52	$50	$102

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/18		Year ended
Class R4			5/31/18	5/31/17	5/31/16	5/31/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.39		$10.17	$10.00	$10.17	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.07	$0.06	$0.03	$0.06
Net realized and unrealized gain (loss)	0.06		0.25	0.36	(0.08)	0.19
Total from investment operations	$0.08		$0.32	$0.42	$(0.05)	$0.25
Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$—	$(0.06)	$(0.08)
From net realized gain	—		—	(0.25)	(0.06)	—
From tax return of capital	—		—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.10)	$(0.25)	$(0.12)	$(0.08)
Net asset value, end of period (x)	$10.47		$10.39	$10.17	$10.00	$10.17
Total return (%) (r)(s)(t)(x)	0.77	(n)	3.15	4.39	(0.51)	2.47	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.29	(a)	1.48	0.90	0.74	1.22	(a)
Expenses after expense reductions (f)(h)	0.64	(a)	0.65	0.66	0.66	0.66	(a)
Net investment income (loss)	0.32	(a)(l)	0.64	0.58	0.28	0.60	(a)
Portfolio turnover	1	(n)	18	5	26	0	(n)(u)
Net assets at end of period (000 omitted)	$55		$54	$53	$50	$102

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/18		Year ended 5/31/18 (i)
Class R6
	(unaudited)
Net asset value, beginning of period	$10.39		$10.21
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$(0.01)
Net realized and unrealized gain (loss)	0.06		0.29
Total from investment operations	$0.08		$0.28
Less distributions declared to shareholders
From net investment income	$—		$(0.10)
Total distributions declared to shareholders	$—		$(0.10)
Net asset value, end of period (x)	$10.47		$10.39
Total return (%) (r)(s)(t)(x)	0.77	(n)	2.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.29	(a)	1.53	(a)
Expenses after expense reductions (f)(h)	0.64	(a)	0.64	(a)
Net investment income (loss)	0.32	(a)(l)	(0.17	)(a)(l)
Portfolio turnover	1	(n)	18
Net assets at end of period (000 omitted)	$4,476		$4,348

See Notes to Financial Statements

20

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 27, 2014, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, October 2, 2017, through the stated period end.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(u)	Portfolio turnover is less than 1%.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Managed Wealth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage. The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds’ shareholder reports are not covered by this report.

The investment objective of each of the International and U.S. Stock funds held by the fund as of November 30, 2018 was to seek capital appreciation.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure

22

Notes to Financial Statements (unaudited) – continued

Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period. The impact of the fund’s adoption was limited to changes in the fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the impacts being that the fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as

23

Notes to Financial Statements (unaudited) – continued

provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from

24

Notes to Financial Statements (unaudited) – continued

quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and written options. The following is a summary of the levels used as of November 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$21,798	$16,170	$—	$37,968
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	891,738	—	891,738
Mutual Funds	29,505,154	—	—	29,505,154
Total	$29,526,952	$907,908	$—	$30,434,860

Other Financial Instruments
Futures Contracts – Assets	$1,076,421	$—	$—	$1,076,421
Written Options – Liabilities	(525)	—	—	(525)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were written options, purchased options, and futures contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out

25

Notes to Financial Statements (unaudited) – continued

a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2018 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Equity Futures	$1,076,421	$—
Equity	Purchased Equity Options	37,968	—
Equity	Written Equity Options	—	(525)
Total		$1,114,389	$(525)

(a)

The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the fund’s Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended November 30, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Investments (Purchased Options)	Written Options
Equity	$(82,770)	$(66,318)	$7,885

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended November 30, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Investments (Purchased Options)	Written Options
Equity	$635,793	$(28,231)	$726

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

26

Notes to Financial Statements (unaudited) – continued

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker.

Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of November 30, 2018:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Future Contracts (a)	$—	$(67,779)
Purchased Options	37,968	—
Written Options	—	(525)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$37,968	$(68,304)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	37,968	(68,304)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$—	$—

(a)

The amount presented here represents the fund’s current day net variation margin for futures contracts. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund’s Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference

27

Notes to Financial Statements (unaudited) – continued

between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

28

Notes to Financial Statements (unaudited) – continued

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when

29

Notes to Financial Statements (unaudited) – continued

filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/18
Ordinary income (including any short-term capital gains)	$195,007

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/18
Cost of investments	$26,617,211
Gross appreciation	3,886,757
Gross depreciation	(69,108)
Net unrealized appreciation (depreciation)	$3,817,649

As of 5/31/18
Undistributed ordinary income	123,688
Capital loss carryforwards	(4,362,772)
Net unrealized appreciation (depreciation)	4,226,565

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of May 31, 2018, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(3,770,178)
Long-Term	(592,594)
Total	$(4,362,772)

30

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/18	Year ended 5/31/18
Class A	$—	$32,337
Class I	—	161,027
Class R2	—	249
Class R3	—	378
Class R4	—	509
Class R6	—	507
Total	$—	$195,007

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.35% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2018, this management fee reduction amounted to $1,384, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2018 was equivalent to an annual effective rate of 0.34% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
0.91%	1.66%	1.66%	0.66%	1.66%	1.16%	0.91%	0.66%	0.63%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2019. For the six months

31

Notes to Financial Statements (unaudited) – continued

ended November 30, 2018, this reduction amounted to $90,877, which is included in the reduction of total expenses in the Statement of Operations.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,442 for the six months ended November 30, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.05%	$8,219
Class B	0.75%	0.25%	1.00%	1.00%	447
Class C	0.75%	0.25%	1.00%	1.00%	4,072
Class R1	0.75%	0.25%	1.00%	1.00%	267
Class R2	0.25%	0.25%	0.50%	0.50%	136
Class R3	—	0.25%	0.25%	0.25%	68
Total Distribution and Service Fees					$13,209

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2018, this rebate amounted to $6,436 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the six months ended November 30, 2018.

32

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2018, the fee was $766, which equated to 0.0054% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,580.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2018 was equivalent to an annual effective rate of 0.0621% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2018, the fee paid by the fund under this agreement was $22 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

MFS purchased the following shares of the fund for the amounts and dates noted below:

Date	Share Class	Shares	Amount
9/29/17	R6	4,897	$50,000

33

Notes to Financial Statements (unaudited) – continued

MFS redeemed the following shares of the fund for the amounts and dates noted below:

Date	Share Class	Shares	Amount
3/14/18	I	96,061	1,000,000

At November 30, 2018, MFS held approximately 60% of the outstanding shares of Class B and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4, respectively.

(4) Portfolio Securities

For the six months ended November 30, 2018, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$295,214	$—
Non-U.S. Government securities	$5,648,210	$367,363

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/18		Year ended 5/31/18 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	292,269	$3,061,062	292,240	$2,993,713
Class B	—	—	2,538	25,878
Class C	3,997	40,554	7,776	78,788
Class I	400,470	4,190,067	509,161	5,243,124
Class R6	15,875	166,525	420,190	4,280,130
	712,611	$7,458,208	1,231,905	$12,621,633

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	3,183	$32,337
Class I	—	—	12,049	122,540
Class R2	—	—	25	249
Class R3	—	—	37	378
Class R4	—	—	50	509
Class R6	—	—	50	507
	—	$—	15,394	$156,520

Shares reacquired
Class A	(20,206)	$(211,080)	(319,744)	$(3,287,534)
Class C	(18,785)	(191,834)	(86,575)	(868,256)
Class I	(165,549)	(1,723,960)	(801,868)	(8,203,371)
Class R6	(6,962)	(72,556)	(1,774)	(18,428)
	(211,502)	$(2,199,430)	(1,209,961)	$(12,377,589)

34

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/18		Year ended 5/31/18 (i)
	Shares	Amount	Shares	Amount
Net change
Class A	272,063	$2,849,982	(24,321)	$(261,484)
Class B	—	—	2,538	25,878
Class C	(14,788)	(151,280)	(78,799)	(789,468)
Class I	234,921	2,466,107	(280,658)	(2,837,707)
Class R2	—	—	25	249
Class R3	—	—	37	378
Class R4	—	—	50	509
Class R6	8,913	93,969	418,466	4,262,209
	501,109	$5,258,778	37,338	$400,564

(i)	For Class R6, the period is from the class inception, October 2, 2017, through the stated period end.

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended November 30, 2018, the fund’s commitment fee and interest expense were $70 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

35

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Growth Fund		70,597	16,153	(1,550)	85,200
MFS Institutional International Equity Fund		289,376	92,049	(1,930)	379,495
MFS Institutional Money Market Portfolio		1,943,232	10,809,426	(10,439,538)	2,313,120
MFS Value Fund		188,919	42,618	(3,528)	228,009

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Growth Fund	$4,797	$(18,847)	$13,554	$20,574	$9,025,210
MFS Institutional International Equity Fund	(157)	(587,707)	—	—	9,005,427
MFS Institutional Money Market Portfolio	(262)	225	—	23,401	2,313,120
MFS Value Fund	45	265,756	—	77,353	9,161,397
	$4,423	$(340,573)	$13,554	$121,328	$29,505,154

(8) Subsequent Event

Effective on or about June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

36

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2018 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2017 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

37

Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period ended December 31, 2017 relative to the Broadridge performance universe. The Fund commenced operations on June 27, 2014; therefore no performance data for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee

38

Board Review of Investment Advisory Agreement – continued

and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund, and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel

39

Board Review of Investment Advisory Agreement – continued

and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2018.

40

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

41

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

	(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

	(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: January 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: January 15, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2019

*	Print name and title of each signing officer under his or her signature.